UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

215-882-9983
Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2024

Date of reporting period: July 31, 2024

Item 1. Report to Stockholders.

(a)

Fund Name: Strive 500 ETF Ticker: STRV Listed on: New York Stock Exchange	July 31, 2024 Annual Shareholder Report www.strivefunds.com/strv

This annual shareholder report contains important information about the Strive 500 ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.strivefunds.com/strv. You can also request this information by contacting us at (215) 882-9983. This report describes changes to the Fund that occurred during the Period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$6	0.05%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (9/14/2022)
Strive 500 ETF - NAV	22.26%	21.48%
Strive 500 ETF - Market	22.16%	21.47%
Bloomberg US Large Cap Index/Solactive GBS United States 500 Index	22.29%	21.55%
Bloomberg US Large Cap Index	21.52%	22.24%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Effective January 26, 2024, the Fund’s investment strategy changed to track the investment results of the Bloomberg US Large Cap Index. Prior to January 26, 2024, the Fund’s investment strategy was to track the investment results of the Solactive GBS United States 500 Index. Performance shown for the Bloomberg US Large Cap Index/Solactive GBS United States 500 Index for the period prior to January 26, 2024 is that of the Solactive GBS United States 500 Index and for the period beginning January 26, 2024 is that of the Bloomberg US Large Cap Index. Visit www.strivefunds.com/strv for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
U.S. large-cap stocks rose strongly during the Period amid solid economic growth, easing inflation, and shifting monetary policy. Companies in the technology sector, particularly those in the semiconductor industry, benefited from increased demand due to the rapid advancements in artificial intelligence (AI) technology, demand for specialized chips, and increased computing power. Companies in the financials sector benefited from elevated interest rates and stable economic conditions.
Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Fund Name: Strive 500 ETF Ticker: STRV Listed on: New York Stock Exchange	July 31, 2024 Annual Shareholder Report www.strivefunds.com/strv

KEY FUND STATISTICS (as of Period End)
Net Assets	$601,207,978	Portfolio Turnover Rate*	4%
# of Portfolio Holdings	501	Advisory Fees Paid	$222,292
*Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	32.0%
Financials	12.7%
Health Care	12.0%
Consumer Discretionary	9.9%
Communication Services	9.0%
Industrials	8.3%
Consumer Staples	5.8%
Energy	3.7%
Utilities	2.2%
Real Estate	2.1%
Materials	1.9%
Cash & Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Apple, Inc.	6.9%
Microsoft Corp.	6.7%
Nvidia Corp.	6.0%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc. - Class A	2.2%
Alphabet, Inc. - Class A	2.2%
Alphabet, Inc. - Class C	1.8%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.5%
Tesla, Inc.	1.4%

Material Fund Changes
Effective January 26, 2024, the Fund’s investment strategy changed to track the investment results of the Bloomberg US Large Cap Index. Prior to January 26, 2024, the Fund’s investment strategy was to track the investment results of the Solactive GBS United States 500 Index. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at www.strivefunds.com/strv or upon request by calling (215) 882-9983.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.strivefunds.com/strv. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Fund Name: Strive Mid-Cap ETF Ticker: STXM Listed on: New York Stock Exchange	July 31, 2024 Annual Shareholder Report www.strivefunds.com/stxm

This annual shareholder report contains important information about the Strive Mid-Cap ETF (the “Fund”) for the period of April 10, 2024 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.strivefunds.com/stxm. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$6	0.18%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

CUMULATIVE TOTAL RETURNS
Since Inception (4/10/2024)
Strive Mid-Cap ETF - NAV	3.44%
Strive Mid-Cap ETF - Market	3.59%
Bloomberg US 400 Index	3.67%
Bloomberg US 1000 Index	6.96%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.strivefunds.com/stxm for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
U.S. mid-cap stocks rose modestly for the Period amid solid economic growth, easing inflation, and shifting monetary policy. Companies in the financials sector benefited from elevated interest rates and stable economic conditions. Companies in the consumer discretionary sector benefited from the home construction industry’s favorable performance despite elevated interest rates and higher borrowing costs.
Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Fund Name: Strive Mid-Cap ETF Ticker: STXM Listed on: New York Stock Exchange	July 31, 2024 Annual Shareholder Report www.strivefunds.com/stxm

KEY FUND STATISTICS (as of Period End)
Net Assets	$12,387,821	Portfolio Turnover Rate*	4%
# of Portfolio Holdings	397	Advisory Fees Paid	$4,421
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	20.9%
Consumer Discretionary	14.4%
Financials	14.2%
Information Technology	14.0%
Health Care	8.8%
Real Estate	7.3%
Materials	6.6%
Consumer Staples	4.2%
Energy	4.2%
Communication Services	2.5%
Utilities	2.5%
Cash & Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Vistra Corp.	0.8%
MicroStrategy, Inc. - Class A	0.7%
GoDaddy, Inc. - Class A	0.6%
Carlisle Cos., Inc.	0.6%
Williams-Sonoma, Inc.	0.6%
Lennox International, Inc.	0.6%
AerCap Holdings NV	0.5%
Pure Storage, Inc. - Class A	0.5%
EMCOR Group, Inc.	0.5%
Textron, Inc.	0.5%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.strivefunds.com/stxm. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Fund Name: Strive Small-Cap ETF Ticker: STXK Listed on: New York Stock Exchange	July 31, 2024 Annual Shareholder Report www.strivefunds.com/stxk

This annual shareholder report contains important information about the Strive Small-Cap ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.strivefunds.com/stxk. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$19	0.18%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (11/9/2022)
Strive Small-Cap ETF - NAV	13.99%	17.72%
Strive Small-Cap ETF - Market	13.99%	17.79%
Bloomberg US 600 Index/Bloomberg US 2000 Index	14.14%	17.93%
Bloomberg US 1000 Index	21.51%	26.85%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Effective January 25, 2023, the Fund’s investment objective changed to track the total return performance, before fees and expenses, of an index composed of U.S. small-capitalization companies, and the Fund’s investment strategy changed to track the investment results of the Bloomberg 600 Index. Prior to January 25, 2023, the Fund’s investment objective was to track the total return performance, before fees and expenses, of an index composed of U.S. small- and mid-capitalization companies, and the Fund’s investment strategy was to track the investment results of the Bloomberg US 2000 Index. Performance shown for the Bloomberg US 600 Index/Bloomberg US 2000 Index for periods prior to January 25, 2023 is that of the Bloomberg US 2000 Index and for periods beginning January 25, 2023 is that of the Bloomberg US 600 Index. Visit www.strivefunds.com/stxk for more recent performance information.

Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Fund Name: Strive Small-Cap ETF Ticker: STXK Listed on: New York Stock Exchange	July 31, 2024 Annual Shareholder Report www.strivefunds.com/stxk

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
U.S. small-cap stocks rose strongly during the Period amid solid economic growth, easing inflation, and shifting monetary policy. Companies in the financials sector, particularly those in the financial services, banking, and insurance industries, benefited from elevated interest rates and stable economic conditions. Companies in the industrials sector benefited from economic data bolstering estimates of future demand.

KEY FUND STATISTICS (as of Period End)
Net Assets	$54,845,733	Portfolio Turnover Rate*	31%
# of Portfolio Holdings	590	Advisory Fees Paid	$66,975
*Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	18.0%
Financials	16.9%
Information Technology	12.9%
Health Care	12.9%
Consumer Discretionary	12.3%
Materials	6.4%
Real Estate	6.1%
Energy	5.3%
Utilities	4.1%
Consumer Staples	2.8%
Communication Services	2.1%
Cash & Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Insmed, Inc	0.6%
Sprouts Farmers Market, Inc.	0.5%
FTAI Aviation Ltd.	0.5%
ATI, Inc.	0.4%
Mueller Industries, Inc.	0.4%
Allison Transmission Holdings, Inc.	0.4%
DT Midstream, Inc.	0.4%
Abercrombie & Fitch Co. - Class A	0.4%
Carpenter Technology Corp.	0.4%
Kirby Corp.	0.4%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.strivefunds.com/stxk. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Fund Name: Strive 1000 Growth ETF Ticker: STXG Listed on: New York Stock Exchange	July 31, 2024 Annual Shareholder Report www.strivefunds.com/stxg

This annual shareholder report contains important information about the Strive 1000 Growth ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.strivefunds.com/stxg. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$20	0.18%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (11/9/2022)
Strive 1000 Growth ETF - NAV	24.14%	33.12%
Strive 1000 Growth ETF - Market	24.37%	33.20%
Bloomberg US 1000 Growth Index	24.36%	33.39%
Bloomberg US 1000 Index	21.51%	26.85%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.strivefunds.com/stxg for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Growth tilted U.S. large- and mid-cap stocks rose strongly during the Period as solid economic growth, easing inflation, and shifting monetary policy supported equities. Companies in the technology sector, particularly those in the semiconductor industry, benefited from increased demand due to the rapid advancements in artificial intelligence (AI) technology, demand for specialized chips, and increased computing power. Companies in the communications sector, particularly those in the internet media and services industry, benefited from the growth of online advertising, which boosted revenue and income.

Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Fund Name: Strive 1000 Growth ETF Ticker: STXG Listed on: New York Stock Exchange	July 31, 2024 Annual Shareholder Report www.strivefunds.com/stxg

KEY FUND STATISTICS (as of Period End)
Net Assets	$86,952,529	Portfolio Turnover Rate*	9%
# of Portfolio Holdings	698	Advisory Fees Paid	$94,514
*Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	41.1%
Consumer Discretionary	11.8%
Health Care	10.9%
Communication Services	10.1%
Industrials	8.8%
Financials	8.2%
Consumer Staples	3.8%
Real Estate	2.0%
Materials	1.8%
Energy	0.8%
Utilities	0.4%
Cash & Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Apple, Inc.	9.2%
Microsoft Corp.	8.8%
Nvidia Corp.	8.0%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc. - Class A	3.0%
Alphabet, Inc. - Class A	2.9%
Alphabet, Inc. - Class C	2.4%
Broadcom, Inc.	2.1%
Eli Lilly & Co.	1.9%
Tesla, Inc.	1.8%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.strivefunds.com/stxg. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Fund Name: Strive 1000 Value ETF Ticker: STXV Listed on: New York Stock Exchange	July 31, 2024 Annual Shareholder Report www.strivefunds.com/stxv

This annual shareholder report contains important information about the Strive 1000 Value ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.strivefunds.com/stxv. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$19	0.18%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (11/9/2022)
Strive 1000 Value ETF - NAV	15.12%	14.09%
Strive 1000 Value ETF - Market	15.33%	14.16%
Bloomberg US 1000 Value Index	15.39%	14.33%
Bloomberg US 1000 Index	21.51%	26.85%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.strivefunds.com/stxv for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
U.S. large- and mid-cap stocks rose strongly during the Period as solid economic growth, easing inflation, and shifting monetary policy supported equities, though value-tilted stocks trailed the stronger returns of growth-tilted companies favored by investors during the Period. Companies in the financials sector, particularly those in the financial services, banking, and insurance industries, benefited from elevated interest rates and stable economic conditions. Companies in the industrials sector benefited from economic data bolstering estimates of future demand. Value-tilted companies in the technology sector benefited from increased demand due to the rapid advancements in artificial intelligence (AI) technology.
Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Fund Name: Strive 1000 Value ETF Ticker: STXV Listed on: New York Stock Exchange	July 31, 2024 Annual Shareholder Report www.strivefunds.com/stxv

KEY FUND STATISTICS (as of Period End)
Net Assets	$54,678,934	Portfolio Turnover Rate*	13%
# of Portfolio Holdings	700	Advisory Fees Paid	$55,133
*Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	23.6%
Health Care	13.8%
Energy	10.5%
Industrials	10.2%
Consumer Staples	9.9%
Utilities	6.5%
Information Technology	6.3%
Consumer Discretionary	6.0%
Communication Services	5.3%
Real Estate	3.7%
Materials	3.6%
Cash & Cash Equivalents	0.6%

TOP 10 HOLDINGS (as a % of Net Assets)
JPMorgan Chase & Co.	4.0%
Exxon Mobil Corp.	3.4%
Chevron Corp.	1.8%
Bank of America Corp.	1.8%
Johnson & Johnson	1.8%
Walmart, Inc.	1.4%
Wells Fargo & Co.	1.4%
Berkshire Hathaway, Inc. - Class B	1.3%
AbbVie, Inc.	1.2%
Philip Morris International, Inc.	1.2%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.strivefunds.com/stxv. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Fund Name: Strive 1000 Dividend Growth ETF Ticker: STXD Listed on: New York Stock Exchange	July 31, 2024 Annual Shareholder Report www.strivefunds.com/stxd

This annual shareholder report contains important information about the Strive 1000 Dividend Growth ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.strivefunds.com/stxd. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$38	0.35%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (11/9/2022)
Strive 1000 Dividend Growth ETF - NAV	16.73%	18.57%
Strive 1000 Dividend Growth ETF - Market	16.78%	18.64%
Bloomberg US 1000 Dividend Growth Index	17.18%	19.03%
Bloomberg US 1000 Index	21.51%	26.85%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.strivefunds.com/stxd for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Growth tilted U.S. large- and mid-cap stocks with a history of consistently growing dividends rose strongly during the Period. Companies in the technology sector, particularly those in the semiconductor industry, benefited from increased demand due to the rapid advancements in artificial intelligence (AI) technology, demand for specialized chips, and increased computing power. Companies in the health care sector, particularly those in the pharmaceuticals industry, benefited from the development of new drugs, like the popular new GLP-1 drugs for weight loss. Companies in the financials sector benefited from elevated interest rates and stable economic conditions.
Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Fund Name: Strive 1000 Dividend Growth ETF Ticker: STXD Listed on: New York Stock Exchange	July 31, 2024 Annual Shareholder Report www.strivefunds.com/stxd

KEY FUND STATISTICS (as of Period End)
Net Assets	$43,199,757	Portfolio Turnover Rate*	10%
# of Portfolio Holdings	215	Advisory Fees Paid	$116,836
*Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	24.7%
Health Care	22.8%
Industrials	14.1%
Financials	13.8%
Consumer Staples	8.1%
Consumer Discretionary	7.5%
Materials	3.6%
Real Estate	3.1%
Utilities	1.6%
Energy	0.4%
Communication Services	0.1%
Cash & Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Apple, Inc.	5.2%
Broadcom, Inc.	4.7%
Microsoft Corp.	4.6%
Eli Lilly & Co.	4.4%
UnitedHealth Group, Inc.	3.4%
Visa, Inc. - Class A	2.7%
Mastercard, Inc. - Class A	2.4%
Procter & Gamble Co.	2.4%
Johnson & Johnson	2.4%
Home Depot, Inc.	2.3%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.strivefunds.com/stxd. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Fund Name: Strive U.S. Energy ETF Ticker: DRLL Listed on: New York Stock Exchange	July 31, 2024 Annual Shareholder Report www.strivefunds.com/drll
This annual shareholder report contains important information about the Strive U.S. Energy ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.strivefunds.com/drll. You can also request this information by contacting us at (215) 882-9983. This report describes changes to the Fund that occurred during the Period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$42	0.41%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (8/8/2022)
Strive U.S. Energy ETF - NAV	6.43%	13.27%
Strive U.S. Energy ETF - Market	6.40%	13.22%
Bloomberg US Energy Select Index/Solactive United States Energy Regulated Capped Index	6.91%	13.71%
Bloomberg US 1000 Index	21.51%	16.89%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Effective April 11, 2024, the Fund’s investment strategy changed to track the investment results of the Bloomberg US Energy Select Index. Prior to April 11, 2024, the Fund’s investment strategy was to track the investment results of the Solactive United States Energy Regulated Capped Index. Performance shown for the Bloomberg US Energy Select Index/Solactive United States Energy Regulated Capped Index for periods prior to April 11, 2024 is that of the Solactive United States Energy Regulated Capped Index and for periods beginning April 11, 2024 is that of the Bloomberg US Energy Select Index. Visit www.strivefunds.com/drll for more recent performance information.

Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Fund Name: Strive U.S. Energy ETF Ticker: DRLL Listed on: New York Stock Exchange	July 31, 2024 Annual Shareholder Report www.strivefunds.com/drll

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
U.S. large- and mid-cap energy stocks returned positive in the Period amid a volatile year for the energy sector. The Fund’s return was largely correlated to the price of oil, which saw significant volatility in the fall and declined by the end of the calendar year 2023. Oil prices and the corresponding energy sector equities then recovered rapidly during February and March 2024.

KEY FUND STATISTICS (as of Period End)
Net Assets	$344,210,854	Portfolio Turnover Rate*	21%
# of Portfolio Holdings	40	Advisory Fees Paid	$1,419,497
*Excludes impact of in-kind transactions.

INDUSTRY WEIGHTING (as a % of Net Assets)
Integrated Oil & Gas	47.5%
Oil & Gas Exploration & Production	36.5%
Oil & Gas Refining & Marketing	15.0%
Automotive Retail	0.9%
Cash & Cash Equivalents	0.1%

Top 10 Holdings (as a % of Net Assets)
Exxon Mobil Corp.	22.9%
Chevron Corp.	20.9%
Phillips 66	4.5%
EOG Resources, Inc.	4.5%
Marathon Petroleum Corp.	4.5%
Valero Energy Corp.	4.3%
Hess Corp.	4.2%
ConocoPhillips	3.7%
Occidental Petroleum Corp.	3.5%
Diamondback Energy, Inc.	2.9%
Material Fund Changes
Effective April 11, 2024, the Fund’s investment strategy changed to track the investment results of the Bloomberg US Energy Select Index. Prior to April 11, 2024, the Fund’s investment strategy was to track the investment results of the Solactive United States Energy Regulated Capped Index. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 30, 2024, at www.strivefunds.com/drll or upon request by calling (215) 882-9983.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.strivefunds.com/drll. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Fund Name: Strive U.S. Semiconductor ETF Ticker: SHOC Listed on: New York Stock Exchange	July 31, 2024 Annual Shareholder Report www.strivefunds.com/shoc

This annual shareholder report contains important information about the Strive U.S. Semiconductor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.strivefunds.com/shoc. You can also request this information by contacting us at (215) 882-9983. This report describes changes to the Fund that occurred during the Period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$46	0.40%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (10/5/2022)
Strive U.S. Semiconductor ETF - NAV	30.46%	43.03%
Strive U.S. Semiconductor ETF - Market	30.38%	43.06%
Bloomberg US Listed Semiconductors Select Index/Solactive United States Semiconductors 30 Capped Index	31.12%	43.77%
Bloomberg US 1000 Index	21.51%	24.39%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Effective March 21, 2024, the Fund’s investment strategy changed to track the investment results of the Bloomberg US Listed Semiconductors Select Index. Prior to March 21, 2024, the Fund’s investment strategy was to track the investment results of the Solactive United States Semiconductors 30 Capped Index. Performance shown for the Bloomberg US Listed Semiconductors Select Index/Solactive United States Semiconductors 30 Capped Index for periods prior to March 21, 2024 is that of the Solactive United States Semiconductors 30 Capped Index and for periods beginning March 21, 2024 is that of the Bloomberg US Listed Semiconductors Select Index. Visit www.strivefunds.com/shoc for more recent performance information.

Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Fund Name: Strive U.S. Semiconductor ETF Ticker: SHOC Listed on: New York Stock Exchange	July 31, 2024 Annual Shareholder Report www.strivefunds.com/shoc

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The U.S. listed semiconductor industry saw remarkable returns over the Period as a result of major advancements in artificial intelligence (AI) technology. The rapid advancements in generative AI and large language models, which allow users to generate output from simple natural language queries, drove a surge in demand for specialized chips and increased computing power.

KEY FUND STATISTICS (as of Period End)
Net Assets	$83,169,291	Portfolio Turnover Rate*	29%
# of Portfolio Holdings	31	Advisory Fees Paid	$211,458
*Excludes impact of in-kind transactions.

INDUSTRY WEIGHTING (as a % of Net Assets)
Semiconductors	62.8%
Semiconductor Materials & Equipment	25.2%
Electronic Components	2.7%
Application Software	5.4%
Electronic Manufacturing Services	1.6%
Electronic Equipment & Instruments	0.8%
Specialty Chemicals	0.4%
Electrical Components & Equipment	0.2%
Cash & Cash Equivalents	0.9%

TOP 10 HOLDINGS (as a % of Net Assets)
Nvidia Corp.	24.7%
ASML Holding NV	11.3%
Advanced Micro Devices, Inc.	7.2%
Broadcom, Inc.	5.1%
Texas Instruments, Inc.	4.5%
Intel Corp.	4.4%
Applied Materials, Inc.	4.3%
Lam Research Corp.	4.1%
Analog Devices, Inc.	4.0%
Micron Technology, Inc.	3.9%
Material Fund Changes
Effective March 21, 2024, the Fund’s investment strategy changed to track the investment results of the Bloomberg US Listed Semiconductors Select Index. Prior to March 21, 2024, the Fund’s investment strategy was to track the investment results of the Solactive United States Semiconductors 30 Capped Index. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 30, 2024, at www.strivefunds.com/shoc or upon request by calling (215) 882-9983.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.strivefunds.com/shoc. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Fund Name: Strive Natural Resources and Security ETF Ticker: FTWO Listed on: New York Stock Exchange	July 31, 2024 Annual Shareholder Report www.strivefunds.com/ftwo

This annual shareholder report contains important information about the Strive Natural Resources and Security ETF (the “Fund”) for the period of August 30, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.strivefunds.com/ftwo. You can also request this information by contacting us at (215) 882-9983. This report describes changes to the Fund that occurred subsequent to the Period end.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$49	0.49%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

CUMULATIVE TOTAL RETURNS
Since Inception (8/30/2023)
Strive Natural Resources and Security ETF - NAV	16.60%
Strive Natural Resources and Security ETF- Market	16.59%
Bloomberg FAANG 2.0 Select Index	17.17%
Bloomberg US 1000 Index	23.58%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.strivefunds.com/ftwo for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
North American stocks in the natural resources and security industries rose strongly during the reporting period. The Fund invests in companies whose primary business activities are involved in Fuel, Aerospace & Defense, Agriculture, Nuclear, and Gold & Precious Metals. Companies in the nuclear energy industry benefited from the market’s expectation for significant demand growth as advances in artificial intelligence (AI) technology require large amounts of reliable energy. Fuel companies benefited from the price of oil during the Period. Both Aerospace & Defense and Gold & Precious Metals companies benefited from increased revenue due to increased geopolitical tensions and expectations of persistent inflation.
Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Fund Name: Strive Natural Resources and Security ETF Ticker: FTWO Listed on: New York Stock Exchange	July 31, 2024 Annual Shareholder Report www.strivefunds.com/ftwo

KEY FUND STATISTICS (as of Period End)
Net Assets	$23,207,766	Portfolio Turnover Rate*	27%
# of Portfolio Holdings	49	Advisory Fees Paid	$35,619
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	33.5%
Materials	29.0%
Energy	25.6%
Utilities	10.9%
Consumer Staples	0.7%
Cash & Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Constellation Energy Corp.	10.9%
Deere & Co.	8.3%
Exxon Mobil Corp.	8.0%
Freeport-McMoRan, Inc.	4.8%
General Electric Co.	4.3%
Newmont Corp.	4.2%
Chevron Corp.	4.2%
RTX Corp.	3.7%
Cameco Corp.	3.6%
Corteva, Inc.	3.3%
Material Fund Changes
Effective August 16, 2024, the Fund’s name changed from Strive FAANG 2.0 ETF to Strive Natural Resources and Security ETF. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 30, 2024, at www.strivefunds.com/ftwo or upon request by calling (215) 882-9983.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.strivefunds.com/ftwo. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Fund Name: Strive Emerging Markets Ex-China ETF Ticker: STXE Listed on: New York Stock Exchange	July 31, 2024 Annual Shareholder Report www.strivefunds.com/stxe

This annual shareholder report contains important information about the Strive Emerging Markets Ex-China ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.strivefunds.com/stxe. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$34	0.32%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (1/30/2023)
Strive Emerging Markets Ex-China ETF - NAV	12.38%	13.44%
Strive Emerging Markets Ex-China ETF - Market	12.92%	14.33%
Bloomberg Emerging Markets Ex-China Large & Mid-Cap Index	15.14%	15.39%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.strivefunds.com/stxe for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Stocks in the emerging market countries excluding China increased during the reporting period, led by strong returns from equities in India and Taiwan. Indian companies benefited from increasing infrastructure investment, and other Southeast Asian countries benefited from stable demand for manufactured goods. Stocks in the emerging market countries excluding China trailed markets in the United States due to a strong dollar and higher-than-expected interest rates set by the Federal Reserve.
Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Fund Name: Strive Emerging Markets Ex-China ETF Ticker: STXE Listed on: New York Stock Exchange	July 31, 2024 Annual Shareholder Report www.strivefunds.com/stxe

KEY FUND STATISTICS (as of Period End)
Net Assets	$100,345,667	Portfolio Turnover Rate*	80%
# of Portfolio Holdings	271	Advisory Fees Paid	$305,035
*Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	31.5%
Financials	28.9%
Materials	7.0%
Energy	5.8%
Consumer Discretionary	5.5%
Industrials	5.3%
Consumer Staples	5.1%
Communication Services	3.9%
Utilities	3.2%
Health Care	2.6%
Real Estate	0.9%
Cash & Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	13.1%
Samsung Electronics Co. Ltd.	6.7%
HDFC Bank Ltd.	3.0%
Reliance Industries Ltd.	2.3%
ICICI Bank Ltd.	2.1%
Al Rajhi Bank	2.0%
Infosys Ltd.	1.5%
SK Hynix, Inc.	1.5%
Hon Hai Precision Industry Co. Ltd.	1.3%
Tata Consultancy Services Ltd.	1.0%

COUNTRY WEIGHTING (as a % of Net Assets)
India	30.5%
Taiwan	22.9%
South Korea	15.1%
Saudi Arabia	7.2%
Brazil	5.9%
Mexico	3.1%
South Africa	2.8%
Indonesia	2.4%
United Arab Emirates	2.2%
Thailand	2.0%
Kuwait	1.1%
Poland	1.1%
Qatar	0.8%
Philippines	0.7%
Malaysia	0.6%
Turkey	0.4%
Hungry	0.3%
Peru	0.3%
Greece	0.1%
Chile	0.1%
Cash & Cash Equivalents	0.3%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.strivefunds.com/stxe. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Fund Name: Strive International Developed Markets ETF Ticker: STXI Listed on: New York Stock Exchange	July 31, 2024 Annual Shareholder Report www.strivefunds.com/stxi

This annual shareholder report contains important information about the Strive International Developed Markets ETF (the “Fund”) for the period of June 25, 2024 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.strivefunds.com/stxi. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$3	0.29%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

CUMULATIVE TOTAL RETURNS
Since Inception (6/25/2024)
Strive International Developed Markets ETF - NAV	2.24%
Strive International Developed Markets ETF - Market	2.60%
Bloomberg Developed Markets Ex US Large & Mid Cap Total Return Index	2.59%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.strivefunds.com/stxi for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Stocks in developed market countries outside of the United States returned modestly positive results in the reporting period since the Fund’s inception. Japan and Canada led performance of developed markets equities outside of the United States. Stocks in ex-U.S. markets trailed those in the United States due to a strong dollar and higher-than-expected interest rates set by the Federal Reserve.
Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Fund Name: Strive International Developed Markets ETF Ticker: STXI Listed on: New York Stock Exchange	July 31, 2024 Annual Shareholder Report www.strivefunds.com/stxi

KEY FUND STATISTICS (as of Period End)
Net Assets	$10,269,481	Portfolio Turnover Rate*	0%
# of Portfolio Holdings	269	Advisory Fees Paid	$1,863
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	24.0%
Industrials	15.6%
Health Care	13.5%
Consumer Discretionary	10.1%
Information Technology	9.4%
Consumer Staples	7.8%
Materials	6.9%
Energy	5.8%
Communication Services	3.4%
Utilities	2.4%
Real Estate	0.8%
Cash & Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Novo Nordisk AS	3.1%
ASML Holding NV	2.4%
Nestle SA	1.8%
Novartis AG	1.6%
AstraZeneca PLC	1.6%
Shell PLC	1.6%
Roche Holding AG	1.6%
SAP SE	1.5%
Toyota Motor Corp.	1.5%
LVMH Moet Hennessy Louis Vuitton SE	1.2%

COUNTRY WEIGHTING (as a % of Net Assets)
Japan	19.8%
United Kingdom	13.4%
France	11.6%
Canada	11.3%
Switzerland	10.6%
Germany	7.7%
Australia	6.3%
Netherlands	4.9%
Denmark	3.8%
Spain	2.6%
Sweden	2.0%
Italy	2.0%
Singapore	1.0%
Hong Kong	0.9%
Belgium	0.7%
Finland	0.6%
Ireland	0.5%
Cash & Cash Equivalents	0.3%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.strivefunds.com/stxi. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Fund Name: Strive Total Return Bond ETF Ticker: STXT Listed on: New York Stock Exchange	July 31, 2024 Annual Shareholder Report www.strivefunds.com/stxt

This annual shareholder report contains important information about the Strive Total Return Bond ETF (the “Fund”) for the period of August 9, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.strivefunds.com/stxt. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$49	0.49%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

CUMULATIVE TOTAL RETURNS
Since Inception (8/9/2023)
Strive Total Return Bond ETF - NAV	6.45%
Strive Total Return Bond ETF - Market	6.66%
Bloomberg U.S. Aggregate Bond Index	5.53%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.strivefunds.com/stxt for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund provides actively managed core fixed income exposure with a tactical allocation to structured credit and high-yield corporates. The Fund’s return was impacted by changes in interest rates over the Period.
The Fund’s allocation to agency residential mortgage-backed securities (RMBS), asset-backed securities, and non-agency RMBS were the most significant drivers of positive performance, while collateralized loan obligations, corporate bonds, and non-agency commercial mortgage-backed securities were smaller positive contributors to overall performance. The Fund’s allocation to agency RMBS was the largest contributor to positive performance because of bond selection and an overweight up-in-coupon. The use of treasury futures to increase the Fund’s duration in line with the Bloomberg U.S. Aggregate Bond Index detracted from performance, particularly in the first half of 2024, with a move wider in treasury rates.
Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Fund Name: Strive Total Return Bond ETF Ticker: STXT Listed on: New York Stock Exchange	July 31, 2024 Annual Shareholder Report www.strivefunds.com/stxt

KEY FUND STATISTICS (as of Period End)
Net Assets	$101,856,254	Portfolio Turnover Rate*	51%
# of Portfolio Holdings	201	Advisory Fees Paid	$339,288
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Mortgage-Backed Securities	45.6%
Asset-Backed Securities	17.2%
U.S. Treasury Securities	15.2%
Corporate Bonds	9.8%
Collateralized Loan Obligations	4.8%
Collateralized Mortgage Obligations	4.5%
Cash & Cash Equivalents	2.9%

TOP 10 HOLDINGS (as a % of Net Assets)
Federal Home Loan Mortgage Corp. Pool SD8384, 6.00%, 12/01/2053	2.3%
Ginnie Mae II Pool Pool SD8384, 6.00%, 12/01/2053	2.1%
Ginnie Mae II Pool Pool MA9105, 5.00%, 08/20/2053	1.9%
Federal Home Loan Mortgage Corp. Pool SD8256, 4.00%, 10/01/2052	1.8%
United States Treasury Note/Bond 4.13%, 10/31/2027	1.8%
Federal National Mortgage Association Pool FS5635, 4.00%, 11/01/2052	1.7%
Ginnie Mae II Pool Pool MA8491, 5.50%, 12/20/2052	1.5%
United States Treasury Note/Bond 3.13%, 08/15/2025	1.4%
Ginnie Mae II Pool Pool MA9106, 5.50%, 08/20/2053	1.4%
Federal Home Loan Mortgage Corp. Pool SD5809, 6.00%, 07/01/2054	1.4%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.strivefunds.com/stxt. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Fund Name: Strive Enhanced Income Short Maturity ETF Ticker: BUXX Listed on: New York Stock Exchange	July 31, 2024 Annual Shareholder Report www.strivefunds.com/buxx

This annual shareholder report contains important information about the Strive Enhanced Income Short Maturity ETF (the “Fund”) for the period of August 9, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.strivefunds.com/buxx. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$25	0.25%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

CUMULATIVE TOTAL RETURNS
Since Inception (8/9/2023)
Strive Enhanced Income Short Maturity ETF - NAV	6.57%
Strive Enhanced Income Short Maturity ETF - Market	6.62%
Bloomberg US Treasury Bill Index	5.36%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.strivefunds.com/buxx for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund provides exposure to short-term investment grade assets in structured credit and investment grade corporate sectors to provide durable enhanced yield and outperformance over a full market cycle. The Fund’s return was impacted by changes in interest rates over the Period.
The Fund’s allocations to asset-backed securities (ABS), corporate bonds, and agency commercial mortgage-backed securities were the most significant drivers of positive performance, while exposure to collateralized loan obligations, non-agency residential mortgage-backed securities, and Treasuries were smaller positive contributions to overall performance. ABS was the most significant contributor to positive performance, specifically with income generation coming from an overweight to short-duration auto and consumer credits that benefited from the attractive higher yields on the front end of the yield curve. The Fund’s higher yield, duration, and tighter spreads contributed to relative performance versus the benchmark. The Fund’s overweight to investment grade bonds led to less relative outperformance versus other fixed income sectors like securitized credit during the Period.
Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Fund Name: Strive Enhanced Income Short Maturity ETF Ticker: BUXX Listed on: New York Stock Exchange	July 31, 2024 Annual Shareholder Report www.strivefunds.com/buxx

KEY FUND STATISTICS (as of Period End)
Net Assets	$115,628,066	Portfolio Turnover Rate*	83%
# of Portfolio Holdings	220	Advisory Fees Paid	$175,960
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Asset-Backed Securities	28.0%
Corporate Bonds	27.3%
Collateralized Mortgage Obligations	26.4%
Collateralized Loan Obligations	9.8%
U.S. Treasury Securities	1.5%
Mortgage-Backed Securities	0.6%
Cash & Cash Equivalents	6.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Federal Home Loan Mortgage Corp. Series K056, Class A2, 2.53%, 05/25/2026	2.1%
Federal Home Loan Mortgage Corp. Series K048, Class A2, 3.28%, 06/25/2025	1.7%
Federal Home Loan Mortgage Corp. Series K047, Class A2, 3.33%, 05/25/2025	1.4%
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2024-DNA1, Class M1, 6.70% (30 day avg SOFR US +1.35%), 02/25/2044	1.3%
THL Credit Lake Shore MM CLO Ltd. Series 2019-2A, Class A1RR, 6.69% (3mo. Term SOFR + 1.40%), 10/17/2031	1.3%
Gallatin CLO Ltd., Series 2017-1a, Class A1R, 6.65% (3 mo. Term SOFR + 1.35%), 07/15/2031	1.2%
American Credit Acceptance Receivables Trust, Series 2022-4, Class D, 8.00%, 02/15/2029	1.2%
Pagaya AI Debt Selection Trust, Series 2024-3, Class B, 6.57%, 10/15/2031	1.1%
Federal Home Loan Mortgage Corp. Series K055, Class A2, 2.67%, 03/25/2026	1.0%
Federal Home Loan Mortgage Corp. Series K057, Class A2, 2.57%, 07/25/2026	1.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.strivefunds.com/buxx. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

(b) Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	STRV		STXM	STXK		STXG
	FYE 7/31/2024	FYE 7/31/2023	FYE 7/31/2024	FYE 7/31/2024	FYE 7/31/2023	FYE 7/31/2024	FYE 7/31/2023
(a) Audit Fees	$8,750	$7,250	$7,250	$8,750	$7,250	$8,750	$7,250
(b) Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(c)Tax Fees	$2,250	$1,750	$1,750	$2,250	$1,750	$2,250	$1,750
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	STXV		STXD		DRLL		SHOC
	FYE 7/31/2024	FYE 7/31/2023	FYE 7/31/2024	FYE 7/31/2023	FYE 7/31/2024	FYE 7/31/2023	FYE 7/31/2024	FYE 7/31/2023
(a) Audit Fees	$8,750	$7,250	$8,750	$7,250	$8,750	$7,250	$8,750	$7,250
(b) Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(c)Tax Fees	$2,250	$1,750	$2,250	$1,750	$2,250	$1,750	$2,250	$1,750
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	FTWO	STXE		STXI	STXT	BUXX
	FYE 7/31/2024	FYE 7/31/2024	FYE 7/31/2023	FYE 7/31/2024	FYE 7/31/2024	FYE 7/31/2024
(a) Audit Fees	$7,250	$8,750	$7,250	$7,250	$7,250	$7,250
(b) Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)Tax Fees	$1,750	$2,250	$1,750	$1,750	$1,750	$1,750
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s imvestment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction..

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments
(a)

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
July 31, 2024

COMMON STOCKS - 97.6%	Shares	Value
Advertising - 0.1%
Omnicom Group, Inc.	2,389	$234,218
Trade Desk, Inc. - Class A (a)	5,590	502,429
		736,647

Aerospace & Defense - 2.0%
Axon Enterprise, Inc. (a)	786	235,808
Boeing Co. (a)	8,130	1,549,578
General Dynamics Corp.	3,147	940,040
General Electric Co.	13,829	2,353,696
Heico Corp.	457	110,292
Heico Corp. - Class A	839	159,502
Howmet Aerospace, Inc.	5,156	493,429
L3Harris Technologies, Inc.	2,312	524,570
Lockheed Martin Corp.	3,065	1,660,985
Northrop Grumman Corp.	1,739	842,233
RTX Corp.	17,165	2,016,716
TransDigm Group, Inc.	713	922,779
		11,809,628

Agricultural & Farm Machinery - 0.2%
Deere & Co.	3,459	1,286,679

Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	6,813	422,474

Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	1,833	228,795
FedEx Corp.	2,870	867,458
United Parcel Service, Inc. - Class B	9,201	1,199,534
		2,295,787

Apparel Retail - 0.4%
Ross Stores, Inc.	4,139	592,829
TJX Cos., Inc.	14,505	1,639,355
		2,232,184

Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	1,441	372,729

Application Software - 2.7%
Adobe, Inc. (a)	5,821	3,211,155
Ansys, Inc. (a)	1,218	382,001
Atlassian Corp. - Class A (a)	1,930	340,780
Autodesk, Inc. (a)	2,607	645,285
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Application Software - 2.7% (Continued)
Bentley Systems, Inc. - Class B	2,692	$131,208
Cadence Design Systems, Inc. (a)	3,458	925,568
Datadog, Inc. - Class A (a)	3,533	411,382
Fair Isaac Corp. (a)	310	496,000
HubSpot, Inc. (a)	692	343,945
Intuit, Inc.	3,485	2,256,015
Palantir Technologies, Inc. - Class A (a)	24,726	664,882
PTC, Inc. (a)	1,736	308,748
Roper Technologies, Inc.	1,324	721,249
Salesforce, Inc.	12,037	3,115,176
Synopsys, Inc. (a)	1,911	1,066,949
Tyler Technologies, Inc. (a)	453	257,354
Unity Software, Inc. (a)	3,115	50,961
Workday, Inc. - Class A (a)	2,513	570,752
Zoom Video Communications, Inc. - Class A (a)	2,837	171,355
		16,070,765

Asset Management & Custody Banks - 1.1%
Ameriprise Financial, Inc.	1,271	546,619
Ares Management Corp. - Class A	2,097	321,260
Bank of New York Mellon Corp.	9,515	619,141
BlackRock, Inc.	1,751	1,534,752
Blackstone, Inc.	9,061	1,288,021
Blue Owl Capital, Inc. - Class A	5,694	108,585
Franklin Resources, Inc.	3,962	90,611
KKR & Co., Inc.	8,598	1,061,423
Northern Trust Corp.	2,420	214,533
State Street Corp.	3,608	306,572
T Rowe Price Group, Inc.	2,668	304,712
		6,396,229

Automobile Manufacturers - 1.7%
Ford Motor Co.	50,346	544,744
General Motors Co.	14,651	649,332
Rivian Automotive, Inc. - Class A (a)	9,782	160,523
Stellantis NV (b)	26,307	439,064
Tesla, Inc. (a)	36,030	8,361,482
		10,155,145

Automotive Parts & Equipment - 0.0%(c)
Aptiv PLC (a)	3,583	248,624

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Automotive Retail - 0.3%
AutoZone, Inc. (a)	239	$748,952
O'Reilly Automotive, Inc. (a)	766	862,776
		1,611,728

Biotechnology - 2.1%
AbbVie, Inc.	22,935	4,250,314
Alnylam Pharmaceuticals, Inc. (a)	1,380	327,695
Amgen, Inc.	6,862	2,281,409
Biogen, Inc. (a)	1,835	391,222
BioMarin Pharmaceutical, Inc. (a)	2,291	193,200
Gilead Sciences, Inc.	15,935	1,212,016
GRAIL, Inc. (a)	320	4,922
Incyte Corp. (a)	2,280	148,360
Moderna, Inc. (a)	4,189	499,412
Regeneron Pharmaceuticals, Inc. (a)	1,380	1,489,282
Vertex Pharmaceuticals, Inc. (a)	3,261	1,616,543
		12,414,375

Broadcasting - 0.0%(c)
Fox Corp. - Class A	2,951	112,256
Fox Corp. - Class B	1,327	47,016
		159,272

Broadline Retail - 3.8%
Amazon.com, Inc. (a)	119,422	22,329,525
eBay, Inc.	6,439	358,073
		22,687,598

Building Products - 0.5%
Builders FirstSource, Inc. (a)	1,785	298,755
Carrier Global Corp.	10,683	727,619
Johnson Controls International PLC	8,701	622,470
Masco Corp.	2,716	211,441
Trane Technologies PLC	2,976	994,817
		2,855,102

Cable & Satellite - 0.5%
Charter Communications, Inc. - Class A (a)	1,304	495,155
Comcast Corp. - Class A	50,432	2,081,329
Liberty Broadband Corp. - Class A (a)	176	11,655
Liberty Broadband Corp. - Class C (a)	1,304	87,876
Sirius XM Holdings, Inc.	7,747	26,727
		2,702,742

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	909	$157,393
Old Dominion Freight Line, Inc.	2,411	506,744
		664,137

Casinos & Gaming - 0.1%
DraftKings, Inc. - Class A (a)	5,301	195,872
Las Vegas Sands Corp.	4,690	186,052
MGM Resorts International (a)	3,093	132,906
		514,830

Commercial & Residential Mortgage Finance - 0.0%(c)
Rocket Cos., Inc. - Class A (a)	1,364	22,083

Commodity Chemicals - 0.1%
Dow, Inc.	8,933	486,580
LyondellBasell Industries NV - Class A	3,091	307,431
Westlake Corp.	366	54,117
		848,128

Communications Equipment - 0.7%
Arista Networks, Inc. (a)	3,234	1,120,743
Cisco Systems, Inc.	47,718	2,311,937
Motorola Solutions, Inc.	2,271	905,947
		4,338,627

Computer & Electronics Retail - 0.0%(c)
Best Buy Co., Inc.	2,351	203,408

Construction & Engineering - 0.1%
Quanta Services, Inc.	1,824	484,053

Construction Machinery & Heavy Transportation Equipment - 0.6%
Caterpillar, Inc.	6,548	2,266,918
Cummins, Inc.	1,798	524,656
Paccar, Inc.	6,396	631,029
Westinghouse Air Brake Technologies Corp.	2,190	352,919
		3,775,522

Construction Materials - 0.3%
CRH PLC	8,609	737,791
Martin Marietta Materials, Inc.	794	471,120
Vulcan Materials Co.	1,861	510,863
		1,719,774

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Consumer Electronics - 0.1%
Garmin Ltd.	1,931	$330,684

Consumer Finance - 0.5%
American Express Co.	6,956	1,760,146
Capital One Financial Corp.	4,492	680,089
Discover Financial Services	3,149	453,425
Synchrony Financial	5,180	263,092
		3,156,752

Consumer Staples Merchandise Retail - 1.7%
Costco Wholesale Corp.	5,686	4,673,892
Dollar General Corp.	2,665	320,839
Dollar Tree, Inc. (a)	2,500	260,850
Target Corp.	5,818	875,086
Walmart, Inc.	56,628	3,886,946
		10,017,613

Copper - 0.1%
Freeport-McMoRan, Inc.	18,163	824,782

Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	1,764	377,496
SS&C Technologies Holdings, Inc.	2,623	191,348
		568,844

Distillers & Vintners - 0.1%
Brown-Forman Corp. - Class A	526	23,980
Brown-Forman Corp. - Class B	3,798	171,518
Constellation Brands, Inc. - Class A	2,005	491,546
		687,044

Distributors - 0.0%(c)
Genuine Parts Co.	1,756	258,325

Diversified Banks - 3.0%
Bank of America Corp.	87,825	3,540,226
Citigroup, Inc.	23,478	1,523,252
Fifth Third Bancorp	8,664	366,834
First Citizens BancShares, Inc. - Class A	166	346,556
JPMorgan Chase & Co.	36,601	7,788,693
PNC Financial Services Group, Inc.	5,340	967,074
US Bancorp	19,502	875,250
Wells Fargo & Co.	45,159	2,679,735
		18,087,620

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	4,739	$593,844
Corebridge Financial, Inc.	2,916	86,168
		680,012

Diversified Support Services - 0.2%
Cintas Corp.	1,087	830,403
Copart, Inc. (a)	11,078	579,711
		1,410,114

Drug Retail - 0.0%(c)
Walgreens Boots Alliance, Inc.	9,040	107,305

Electric Utilities - 1.5%
Alliant Energy Corp.	3,024	168,316
American Electric Power Co., Inc.	6,408	628,753
Avangrid, Inc.	792	28,251
Constellation Energy Corp.	3,994	758,061
Duke Energy Corp.	9,700	1,059,919
Edison International	4,714	377,167
Entergy Corp.	2,574	298,507
Evergy, Inc.	2,746	159,268
Eversource Energy	4,312	279,892
Exelon Corp.	12,666	471,175
FirstEnergy Corp.	6,972	292,197
NextEra Energy, Inc.	25,962	1,983,237
PG&E Corp.	26,405	481,891
PPL Corp.	9,246	274,791
Southern Co.	13,887	1,159,842
Xcel Energy, Inc.	7,030	409,708
		8,830,975

Electrical Components & Equipment - 0.7%
Ametek, Inc.	2,784	482,968
Eaton Corp. PLC	5,121	1,560,830
Emerson Electric Co.	7,228	846,471
Hubbell, Inc.	746	295,155
Rockwell Automation, Inc.	1,264	352,214
Vertiv Holdings Co. - Class A	4,423	348,090
		3,885,728

Electronic Components - 0.2%
Amphenol Corp. - Class A	15,090	969,683
Corning, Inc.	9,715	388,697
		1,358,380
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (a)	2,151	$300,215
Teledyne Technologies, Inc. (a)	723	305,005
Trimble, Inc. (a)	2,977	162,366
Zebra Technologies Corp. - Class A (a)	749	263,041
		1,030,627

Electronic Manufacturing Services - 0.1%
TE Connectivity Ltd.	3,877	598,337

Environmental & Facilities Services - 0.3%
Republic Services, Inc.	2,848	553,423
Rollins, Inc.	3,717	178,082
Veralto Corp.	2,800	298,368
Waste Management, Inc.	5,161	1,045,928
		2,075,801

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	2,327	177,759
Corteva, Inc.	8,906	499,627
		677,386

Financial Exchanges & Data - 1.2%
Cboe Global Markets, Inc.	1,461	268,108
CME Group, Inc.	4,445	861,041
Coinbase Global, Inc. - Class A (a)	2,362	529,939
FactSet Research Systems, Inc.	559	230,917
Intercontinental Exchange, Inc.	7,227	1,095,324
Moody's Corp.	1,972	900,179
MSCI, Inc.	1,049	567,257
Nasdaq, Inc.	5,121	346,589
S&P Global, Inc.	4,144	2,008,721
Tradeweb Markets, Inc. - Class A	1,260	140,717
		6,948,792

Food Distributors - 0.1%
Sysco Corp.	6,163	472,394

Food Retail - 0.1%
Kroger Co.	8,538	465,321

Footwear - 0.2%
Deckers Outdoor Corp. (a)	275	253,723
NIKE, Inc. - Class B	15,421	1,154,416
		1,408,139

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Gas Utilities - 0.0%(c)
Atmos Energy Corp.	1,898	$242,716

Gold - 0.1%
Newmont Corp.	14,648	718,777

Health Care Distributors - 0.3%
Cardinal Health, Inc.	2,946	297,045
Cencora, Inc.	2,092	497,645
McKesson Corp.	1,590	981,062
		1,775,752

Health Care Equipment - 2.2%
Abbott Laboratories	22,201	2,351,974
Baxter International, Inc.	6,310	226,024
Becton Dickinson & Co.	3,670	884,690
Boston Scientific Corp. (a)	18,797	1,388,722
Dexcom, Inc. (a)	4,722	320,246
Edwards Lifesciences Corp. (a)	7,612	479,937
GE HealthCare Technologies, Inc.	6,044	511,504
Hologic, Inc. (a)	2,803	228,753
IDEXX Laboratories, Inc. (a)	1,086	517,066
Insulet Corp. (a)	778	151,204
Intuitive Surgical, Inc. (a)	4,536	2,016,751
Medtronic PLC	17,083	1,372,107
ResMed, Inc.	1,849	394,299
STERIS PLC	1,388	331,399
Stryker Corp.	4,488	1,469,596
Teleflex, Inc.	507	112,006
Zimmer Biomet Holdings, Inc.	2,556	284,611
		13,040,889

Health Care Facilities - 0.2%
HCA Healthcare, Inc.	2,557	928,319

Health Care Services - 0.4%
Cigna Group	3,697	1,289,033
CVS Health Corp.	16,359	986,938
Labcorp Holdings, Inc.	942	202,945
Quest Diagnostics, Inc.	1,233	175,456
		2,654,372

Health Care Supplies - 0.1%
Align Technology, Inc. (a)	799	185,272
Cooper Cos., Inc.	2,429	226,699
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Health Care Supplies - 0.1% (Continued)
Solventum Corp. (a)	1,759	$103,570
		515,541

Heavy Electrical Equipment - 0.1%
GE Vernova, Inc. (a)	3,457	616,176

Home Improvement Retail - 1.1%
Home Depot, Inc.	12,833	4,724,597
Lowe's Cos., Inc.	7,272	1,785,349
		6,509,946

Homebuilding - 0.3%
DR Horton, Inc.	3,692	664,302
Lennar Corp. - Class A	3,422	605,454
Lennar Corp. - Class B	109	17,981
NVR, Inc. (a)	44	378,729
PulteGroup, Inc.	2,614	345,048
		2,011,514

Hotels, Resorts & Cruise Lines - 0.7%
Airbnb, Inc. - Class A (a)	4,652	649,233
Booking Holdings, Inc.	428	1,590,024
Carnival Corp. (a)	12,665	210,999
Expedia Group, Inc. (a)	1,705	217,677
Hilton Worldwide Holdings, Inc.	3,024	649,162
Marriott International, Inc. - Class A	3,055	694,402
Royal Caribbean Cruises Ltd. (a)	2,696	422,517
		4,434,014

Household Products - 1.2%
Church & Dwight Co., Inc.	2,958	289,913
Clorox Co.	1,364	179,952
Colgate-Palmolive Co.	10,498	1,041,297
Kimberly-Clark Corp.	4,219	569,776
Procter & Gamble Co.	30,422	4,890,641
		6,971,579

Human Resource & Employment Services - 0.3%
Automatic Data Processing, Inc.	5,240	1,376,129
Paychex, Inc.	4,014	513,872
Paycom Software, Inc.	555	92,568
		1,982,569

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Independent Power Producers & Energy Traders - 0.0%(c)
AES Corp.	8,221	$146,252

Industrial Conglomerates - 0.4%
3M Co.	7,052	899,483
Honeywell International, Inc.	8,323	1,704,134
		2,603,617

Industrial Gases - 0.6%
Air Products and Chemicals, Inc.	2,818	743,529
Linde PLC	6,194	2,808,979
		3,552,508

Industrial Machinery & Supplies & Components - 0.7%
Dover Corp.	1,777	327,430
Fortive Corp.	4,355	312,907
IDEX Corp.	843	175,749
Illinois Tool Works, Inc.	3,648	902,077
Ingersoll Rand, Inc.	5,184	520,473
Otis Worldwide Corp.	5,236	494,802
Parker-Hannifin Corp.	1,735	973,613
Stanley Black & Decker, Inc.	1,922	203,002
Symbotic, Inc. (a)	305	8,177
Xylem, Inc./NY	3,464	462,444
		4,380,674

Insurance Brokers - 0.6%
Aon PLC - Class A	2,362	775,941
Arthur J Gallagher & Co.	2,615	741,326
Brown & Brown, Inc.	2,824	280,790
Marsh & McLennan Cos., Inc.	6,472	1,440,473
Willis Towers Watson PLC	1,427	402,814
		3,641,344

Integrated Oil & Gas - 1.8%
Chevron Corp.	22,243	3,569,334
Exxon Mobil Corp.	57,889	6,865,057
Occidental Petroleum Corp.	7,937	482,728
		10,917,119

Integrated Telecommunication Services - 0.6%
AT&T, Inc.	91,926	1,769,576
Verizon Communications, Inc.	49,733	2,015,181
		3,784,757

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	3,444	$519,837
Roblox Corp. - Class A (a)	6,156	255,597
Take-Two Interactive Software, Inc. (a)	2,086	314,006
		1,089,440

Interactive Media & Services - 6.3%
Alphabet, Inc. - Class A	75,859	13,012,853
Alphabet, Inc. - Class C	63,313	10,962,646
Meta Platforms, Inc. - Class A	28,251	13,414,422
Pinterest, Inc. - Class A (a)	7,393	236,207
Snap, Inc. - Class A (a)	13,085	174,292
		37,800,420

Internet Services & Infrastructure - 0.3%
Akamai Technologies, Inc. (a)	1,873	184,078
Cloudflare, Inc. - Class A (a)	3,523	273,033
MongoDB, Inc. (a)	1,114	281,129
Okta, Inc. (a)	1,951	183,277
Snowflake, Inc. - Class A (a)	3,677	479,407
VeriSign, Inc. (a)	983	183,831
		1,584,755

Investment Banking & Brokerage - 0.9%
Charles Schwab Corp.	18,245	1,189,392
Goldman Sachs Group, Inc.	4,244	2,160,323
Interactive Brokers Group, Inc. - Class A	1,138	135,729
LPL Financial Holdings, Inc.	833	184,526
Morgan Stanley	15,898	1,640,833
Raymond James Financial, Inc.	2,302	267,032
		5,577,835

IT Consulting & Other Services - 1.1%
Accenture PLC - Class A	8,825	2,917,722
Cognizant Technology Solutions Corp. - Class A	6,249	472,924
EPAM Systems, Inc. (a)	609	131,014
Gartner, Inc. (a)	1,063	532,765
International Business Machines Corp.	12,032	2,311,828
		6,366,253

Life & Health Insurance - 0.4%
Aflac, Inc.	7,349	700,948
MetLife, Inc.	7,817	600,736
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Life & Health Insurance - 0.4% (Continued)
Principal Financial Group, Inc.	2,860	$233,119
Prudential Financial, Inc.	4,464	559,428
		2,094,231

Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	3,699	523,039
Avantor, Inc. (a)	8,625	230,719
Danaher Corp.	8,652	2,397,296
Icon PLC (a)	1,126	369,823
Illumina, Inc. (a)	1,984	243,238
Iqvia Holdings, Inc. (a)	2,196	540,721
Mettler-Toledo International, Inc. (a)	288	438,057
Revvity, Inc.	1,357	170,453
Thermo Fisher Scientific, Inc.	4,844	2,971,019
Waters Corp. (a)	806	271,042
West Pharmaceutical Services, Inc.	974	298,209
		8,453,616

Managed Health Care - 1.6%
Centene Corp. (a)	6,822	524,748
Elevance Health, Inc.	2,983	1,587,046
Humana, Inc.	1,704	616,183
Molina Healthcare, Inc. (a)	781	266,532
UnitedHealth Group, Inc.	11,782	6,788,317
		9,782,826

Metal, Glass & Plastic Containers - 0.0%(c)
Ball Corp.	3,933	251,043

Movies & Entertainment - 1.1%
Liberty Media Corp.-Liberty Formula One - Class A (a)	255	18,862
Liberty Media Corp.-Liberty Formula One - Class C (a)	2,503	202,418
Live Nation Entertainment, Inc. (a)	1,960	188,532
Netflix, Inc. (a)	5,562	3,494,883
Spotify Technology SA (a)	1,352	465,007
Walt Disney Co.	23,340	2,186,725
Warner Bros Discovery, Inc. (a)	28,282	244,639
Warner Music Group Corp. - Class A	1,407	42,224
		6,843,290

Multi-line Insurance - 0.1%
American International Group, Inc.	8,930	707,524

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc. - Class B (a)	16,480	$7,226,480

Multi-Utilities - 0.6%
Ameren Corp.	3,127	247,877
CenterPoint Energy, Inc.	7,892	219,003
CMS Energy Corp.	3,682	238,594
Consolidated Edison, Inc.	4,294	418,751
Dominion Energy, Inc.	10,665	570,151
DTE Energy Co.	2,222	267,818
Public Service Enterprise Group, Inc.	6,224	496,488
Sempra	7,916	633,755
WEC Energy Group, Inc.	3,947	339,679
		3,432,116

Oil & Gas Equipment & Services - 0.3%
Baker Hughes Co.	12,789	495,190
Halliburton Co.	10,494	363,932
Schlumberger NV	18,134	875,691
		1,734,813

Oil & Gas Exploration & Production - 0.8%
ConocoPhillips	15,018	1,670,001
Coterra Energy, Inc.	9,276	239,321
Devon Energy Corp.	7,989	375,723
Diamondback Energy, Inc.	2,198	444,677
EOG Resources, Inc.	7,370	934,516
EQT Corp.	5,229	180,453
Hess Corp.	3,536	542,493
Marathon Oil Corp.	7,393	207,374
		4,594,558

Oil & Gas Refining & Marketing - 0.4%
Marathon Petroleum Corp.	4,656	824,205
Phillips 66	5,555	808,141
Valero Energy Corp.	4,234	684,723
		2,317,069

Oil & Gas Storage & Transportation - 0.4%
Cheniere Energy, Inc.	2,792	509,931
Kinder Morgan, Inc.	24,788	523,771
ONEOK, Inc.	7,361	613,392
Targa Resources Corp.	2,665	360,521
Williams Cos., Inc.	15,549	667,674
		2,675,289
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Other Specialty Retail - 0.1%
Tractor Supply Co.	1,466	$386,027
Ulta Beauty, Inc. (a)	668	243,747
		629,774

Packaged Foods & Meats - 0.6%
Campbell Soup Co.	2,425	113,635
Conagra Brands, Inc.	5,981	181,344
General Mills, Inc.	7,206	483,811
Hershey Co.	1,866	368,498
Hormel Foods Corp.	3,636	116,752
J M Smucker Co.	1,122	132,340
Kellanova	3,431	199,512
Kraft Heinz Co.	9,870	347,523
McCormick & Co., Inc.	2,974	229,028
Mondelez International, Inc. - Class A	17,372	1,187,376
Tyson Foods, Inc. - Class A	3,591	218,692
		3,578,511

Paper & Plastic Packaging Products & Materials - 0.0%(c)
Amcor PLC	18,322	192,931

Passenger Airlines - 0.0%(c)
Delta Air Lines, Inc.	2,011	86,513
Southwest Airlines Co.	1,883	50,728
United Airlines Holdings, Inc. (a)	914	41,514
		178,755

Passenger Ground Transportation - 0.3%
Grab Holdings Ltd. - Class A (a)	35,261	116,361
Uber Technologies, Inc. (a)	26,425	1,703,620
		1,819,981

Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	2,635	262,473
Kenvue, Inc.	22,266	411,698
		674,171

Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	26,087	1,240,698
Eli Lilly & Co.	11,014	8,858,230
Johnson & Johnson	31,349	4,948,440
Merck & Co., Inc.	32,444	3,670,390
Pfizer, Inc.	72,464	2,213,050
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Pharmaceuticals - 3.7% (Continued)
Royalty Pharma PLC - Class A	4,685	$131,976
Zoetis, Inc.	5,410	974,016
		22,036,800

Property & Casualty Insurance - 1.0%
Allstate Corp.	3,074	526,023
Arch Capital Group Ltd. (a)	4,485	429,573
Chubb Ltd.	5,173	1,425,989
Cincinnati Financial Corp.	1,932	252,358
Erie Indemnity Co. - Class A	272	119,993
Hartford Financial Services Group, Inc.	3,782	419,500
Loews Corp.	2,267	181,247
Markel Group, Inc. (a)	138	226,161
Progressive Corp.	7,695	1,647,653
Travelers Cos., Inc.	3,132	677,890
W R Berkley Corp.	3,522	194,168
		6,100,555

Rail Transportation - 0.6%
CSX Corp.	25,130	882,063
Norfolk Southern Corp.	3,131	781,372
Union Pacific Corp.	7,716	1,903,769
		3,567,204

Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (a)	3,747	422,324
CoStar Group, Inc. (a)	5,182	404,300
		826,624

Regional Banks - 0.3%
Citizens Financial Group, Inc.	5,613	239,507
Huntington Bancshares, Inc.	18,116	270,834
M&T Bank Corp.	2,040	351,227
Regions Financial Corp.	11,908	266,382
Truist Financial Corp.	17,039	761,473
		1,889,423

Research & Consulting Services - 0.3%
Booz Allen Hamilton Holding Corp.	1,406	201,494
Equifax, Inc.	1,667	465,710
Jacobs Solutions, Inc.	1,532	224,208
Leidos Holdings, Inc.	1,742	251,545
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Research & Consulting Services - 0.3% (Continued)
TransUnion	2,357	$212,743
Verisk Analytics, Inc.	1,827	478,217
		1,833,917

Restaurants - 1.0%
Chipotle Mexican Grill, Inc. (a)	17,760	964,723
Darden Restaurants, Inc.	1,314	192,225
Domino's Pizza, Inc.	375	160,763
DoorDash, Inc. - Class A (a)	3,888	430,479
McDonald's Corp.	9,225	2,448,315
Starbucks Corp.	14,182	1,105,487
Yum! Brands, Inc.	3,570	474,203
		5,776,195

Semiconductor Materials & Equipment - 1.0%
Applied Materials, Inc.	10,591	2,247,410
Enphase Energy, Inc. (a)	1,703	196,033
Entegris, Inc.	1,886	223,095
KLA Corp.	1,730	1,423,911
Lam Research Corp.	1,713	1,578,084
Teradyne, Inc.	1,918	251,565
		5,920,098

Semiconductors - 10.3%
Advanced Micro Devices, Inc. (a)	20,631	2,980,767
Analog Devices, Inc.	6,183	1,430,623
Broadcom, Inc.	58,332	9,372,786
First Solar, Inc. (a)	1,118	241,477
Global Foundries, Inc. (a)	932	47,541
Intel Corp.	54,168	1,665,124
Marvell Technology, Inc.	10,960	734,101
Microchip Technology, Inc.	6,815	605,036
Micron Technology, Inc.	14,077	1,545,936
Monolithic Power Systems, Inc.	568	490,235
Nvidia Corp.	310,553	36,340,912
NXP Semiconductors NV	3,452	908,428
On Semiconductor Corp. (a)	5,453	426,697
Qualcomm, Inc.	14,252	2,578,899
Skyworks Solutions, Inc.	1,998	227,013
Texas Instruments, Inc.	11,891	2,423,505
		62,019,080

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Soft Drinks & Non-alcoholic Beverages - 1.2%
Coca-Cola Co.	49,865	$3,327,990
Keurig Dr Pepper, Inc.	15,385	527,398
Monster Beverage Corp. (a)	9,524	490,010
PepsiCo, Inc.	17,582	3,035,884
		7,381,282

Specialty Chemicals - 0.5%
Albemarle Corp.	1,292	121,022
Celanese Corp.	1,199	169,239
DuPont de Nemours, Inc.	4,725	395,482
Ecolab, Inc.	3,214	741,438
International Flavors & Fragrances, Inc.	3,056	304,011
PPG Industries, Inc.	2,843	361,004
Sherwin-Williams Co.	3,102	1,088,181
		3,180,377

Steel - 0.1%
Nucor Corp.	2,940	479,043
Steel Dynamics, Inc.	1,908	254,184
		733,227

Systems Software - 8.0%
Crowdstrike Holdings, Inc. - Class A (a)	2,964	687,530
Fortinet, Inc. (a)	7,967	462,405
Microsoft Corp.	95,924	40,129,805
Oracle Corp.	20,520	2,861,514
Palo Alto Networks, Inc. (a)	4,234	1,374,907
ServiceNow, Inc. (a)	2,693	2,193,152
Zscaler, Inc. (a)	1,004	180,067
		47,889,380

Technology Distributors - 0.1%
CDW Corp.	1,716	374,277

Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	187,790	41,704,403
Dell Technologies, Inc. - Class C	3,673	417,547
Hewlett Packard Enterprise Co.	16,471	327,938
HP, Inc.	12,037	434,415
NetApp, Inc.	2,519	319,863
Seagate Technology Holdings PLC	2,468	252,155
Super Micro Computer, Inc. (a)	580	406,957
Western Digital Corp. (a)	4,028	270,077
		44,133,355
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Tobacco - 0.6%
Altria Group, Inc.	22,945	$1,124,534
Philip Morris International, Inc.	19,773	2,277,059
		3,401,593

Trading Companies & Distributors - 0.4%
Fastenal Co.	7,260	513,645
Ferguson PLC	2,488	553,953
United Rentals, Inc.	828	626,879
WW Grainger, Inc.	565	551,898
		2,246,375

Transaction & Payment Processing Services - 2.3%
Block, Inc. (a)	7,027	434,831
Corpay, Inc. (a)	949	276,937
Fidelity National Information Services, Inc.	7,449	572,307
Fiserv, Inc. (a)	7,538	1,232,990
Global Payments, Inc.	3,089	313,966
Mastercard, Inc. - Class A	10,746	4,983,028
PayPal Holdings, Inc. (a)	13,800	907,764
Visa, Inc. - Class A	20,165	5,357,235
		14,079,058

Water Utilities - 0.1%
American Water Works Co., Inc.	2,377	338,390

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	6,652	1,212,526
TOTAL COMMON STOCKS (Cost $475,044,121)		586,883,097

REAL ESTATE INVESTMENT TRUSTS - 2.0%
Alexandria Real Estate Equities, Inc.	2,139	250,883
American Tower Corp.	5,869	1,293,528
AvalonBay Communities, Inc.	1,780	364,758
Crown Castle, Inc.	5,490	604,339
Digital Realty Trust, Inc.	3,814	570,155
Equinix, Inc.	1,234	975,156
Equity Residential	4,546	316,538
Essex Property Trust, Inc.	974	271,123
Extra Space Storage, Inc.	2,559	408,468
Invitation Homes, Inc.	7,266	256,272
Iron Mountain, Inc.	3,674	376,805
Mid-America Apartment Communities, Inc.	1,280	178,906
Prologis, Inc.	11,621	1,464,827
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

REAL ESTATE INVESTMENT TRUSTS - 2.0% (CONTINUED)	Shares	Value
Public Storage	1,978	$585,330
Realty Income Corp.	12,176	699,268
SBA Communications Corp.	1,520	333,701
Simon Property Group, Inc.	3,907	599,490
Sun Communities, Inc.	1,354	171,592
UDR, Inc.	4,108	164,607
Ventas, Inc.	5,142	279,930
VICI Properties, Inc.	13,091	409,225
Welltower, Inc.	7,913	880,321
Weyerhaeuser Co.	9,256	293,970
WP Carey, Inc.	2,628	151,925
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,943,655)		11,901,117

SHORT-TERM INVESTMENTS - 0.4%
Investments Purchased with Proceeds from Securities Lending - 0.0%(c)
First American Government Obligations Fund - Class X, 5.23% (d)	59,400	59,400

Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 5.23% (d)	2,096,029	2,096,029
TOTAL SHORT-TERM INVESTMENTS (Cost $2,155,429)		2,155,429

TOTAL INVESTMENTS - 100.0% (Cost $488,143,205)		$600,939,643
Other Assets in Excess of Liabilities - 0.0% (c)		268,335
TOTAL NET ASSETS - 100.0%		$601,207,978

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $55,077 which represented 0.0% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day effective yield as of July 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS
July 31, 2024

COMMON STOCKS - 92.2%	Shares	Value
Advertising - 0.4%
Interpublic Group of Cos., Inc.	1,372	$44,137

Aerospace & Defense - 1.9%
BWX Technologies, Inc.	321	31,936
Curtiss-Wright Corp.	138	40,668
Hexcel Corp.	294	19,466
Huntington Ingalls Industries, Inc.	147	41,157
Textron, Inc.	692	64,287
Woodward, Inc.	211	32,914
		230,428

Agricultural & Farm Machinery - 0.7%
AGCO Corp.	217	20,489
CNH Industrial NV	2,876	30,629
Toro Co.	367	35,133
		86,251

Agricultural Products & Services - 0.9%
Bunge Global SA	503	52,931
Darling Ingredients, Inc. (a)	563	22,368
Ingredion, Inc.	251	31,217
		106,516

Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	404	35,976
GXO Logistics, Inc. (a)	416	23,288
		59,264

Apparel Retail - 0.7%
Burlington Stores, Inc. (a)	235	61,175
Gap, Inc.	882	20,710
		81,885

Apparel, Accessories & Luxury Goods - 1.0%
Capri Holdings Ltd. (a)	407	13,651
Levi Strauss & Co. - Class A	343	6,287
PVH Corp.	204	20,806
Ralph Lauren Corp.	138	24,231
Tapestry, Inc.	833	33,395
VF Corp.	1,274	21,607
		119,977

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 92.2% (CONTINUED)	Shares	Value
Application Software - 5.4%
Altair Engineering, Inc. - Class A (a)	196	$17,319
Appfolio, Inc. - Class A (a)	79	17,497
AppLovin Corp. - Class A (a)	686	52,891
Aspen Technology, Inc. (a)	98	18,419
BILL Holdings, Inc. (a)	362	18,085
CCC Intelligent Solutions Holdings, Inc. (a)	1,309	13,430
Confluent, Inc. - Class A (a)	686	17,164
DocuSign, Inc. (a)	735	40,778
DoubleVerify Holdings, Inc. (a)	490	10,349
Dropbox, Inc. - Class A (a)	892	21,337
Dynatrace, Inc. (a)	999	43,876
Elastic NV (a)	301	33,011
Freshworks, Inc. - Class A (a)	745	9,312
Guidewire Software, Inc. (a)	298	44,721
Informatica, Inc. - Class A (a)	196	4,692
Klaviyo, Inc. - Class A (a)	207	5,423
Manhattan Associates, Inc. (a)	214	54,651
MicroStrategy, Inc. - Class A (a)	57	92,023
Nutanix, Inc. - Class A (a)	882	44,550
PowerSchool Holdings, Inc. - Class A (a)	203	4,580
Procore Technologies, Inc. (a)	357	25,358
Samsara, Inc. - Class A (a)	692	26,490
Smartsheet, Inc. - Class A (a)	490	23,500
SPS Commerce, Inc. (a)	139	29,943
		669,399

Asset Management & Custody Banks - 1.1%
Carlyle Group, Inc.	882	43,871
Hamilton Lane, Inc. - Class A	127	18,335
Invesco Ltd.	1,617	27,909
SEI Investments Co.	441	29,918
TPG, Inc.	270	13,767
		133,800

Automobile Manufacturers - 0.2%
Lucid Group, Inc. (a)	3,185	11,211
Thor Industries, Inc.	175	18,575
		29,786

Automotive Parts & Equipment - 0.6%
BorgWarner, Inc.	833	29,413
Gentex Corp.	833	25,873
Lear Corp.	203	24,774
		80,060

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 92.2% (CONTINUED)	Shares	Value
Automotive Retail - 1.6%
AutoNation, Inc. (a)	135	$25,747
CarMax, Inc. (a)	561	47,371
Carvana Co. (a)	366	48,762
Lithia Motors, Inc.	98	27,080
Murphy USA, Inc.	69	34,840
Penske Automotive Group, Inc.	63	10,969
		194,769

Biotechnology - 2.6%
Apellis Pharmaceuticals, Inc. (a)	364	14,414
Bridgebio Pharma, Inc. (a)	494	12,819
Cerevel Therapeutics Holdings, Inc. (a)	269	12,094
Cytokinetics, Inc. (a)	363	21,421
Exact Sciences Corp. (a)	660	30,149
Exelixis, Inc. (a)	1,037	24,318
Ionis Pharmaceuticals, Inc. (a)	456	22,554
Natera, Inc. (a)	407	41,673
Neurocrine Biosciences, Inc. (a)	355	50,257
Roivant Sciences Ltd. (a)	1,991	21,602
Sarepta Therapeutics, Inc. (a)	331	47,081
Vaxcyte, Inc. (a)	358	28,243
		326,625

Brewers - 0.3%
Molson Coors Beverage Co. - Class B	646	34,141

Broadcasting - 0.3%
Nexstar Media Group, Inc.	110	20,327
Paramount Global - Class A	49	1,122
Paramount Global - Class B	1,849	21,116
		42,565

Broadline Retail - 0.3%
Dillard's, Inc. - Class A	12	4,783
Etsy, Inc. (a)	413	26,903
		31,686

Building Products - 4.0%
A O Smith Corp.	441	37,503
AAON, Inc.	245	21,690
Advanced Drainage Systems, Inc.	286	50,633
Allegion PLC	310	42,411
AZEK Co., Inc. (a)	510	22,894
Carlisle Cos., Inc.	172	71,996
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 92.2% (CONTINUED)	Shares	Value
Building Products - 4.0% (Continued)
Fortune Brands Innovations, Inc.	449	$36,284
Lennox International, Inc.	119	69,436
Owens Corning	307	57,219
Simpson Manufacturing Co., Inc.	151	29,005
Trex Co., Inc. (a)	392	32,783
UFP Industries, Inc.	211	27,837
		499,691

Cable & Satellite - 0.1%
Liberty Media Corp.-Liberty SiriusXM (a)	512	11,525
Liberty Media Corp.-Liberty SiriusXM (a)	245	5,542
		17,067

Cargo Ground Transportation - 1.3%
Knight-Swift Transportation Holdings, Inc.	558	30,372
Landstar System, Inc.	125	23,781
Saia, Inc. (a)	100	41,785
U-Haul Holding Co.	357	22,751
U-Haul Holding Co. (a)	25	1,670
XPO, Inc. (a)	403	46,301
		166,660

Casinos & Gaming - 1.2%
Boyd Gaming Corp.	245	14,913
Caesars Entertainment, Inc. (a)	735	29,363
Churchill Downs, Inc.	250	35,890
Light & Wonder, Inc. - Class A (a)	312	33,447
Red Rock Resorts, Inc. - Class A	173	9,861
Wynn Resorts Ltd.	343	28,407
		151,881

Commercial & Residential Mortgage Finance - 0.2%
Essent Group Ltd.	367	23,062
UWM Holdings Corp.	294	2,470
		25,532

Commodity Chemicals - 0.2%
Olin Corp.	441	20,114

Communications Equipment - 0.9%
Ciena Corp. (a)	510	26,897
F5, Inc. (a)	208	42,357
Juniper Networks, Inc.	1,152	43,419
		112,673

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 92.2% (CONTINUED)	Shares	Value
Construction & Engineering - 1.9%
AECOM	490	$44,399
API Group Corp. (a)	864	32,737
Comfort Systems USA, Inc.	127	42,218
EMCOR Group, Inc.	173	64,951
Fluor Corp. (a)	603	29,004
WillScot Holdings Corp. (a)	660	27,060
		240,369

Construction Machinery & Heavy Transportation Equipment - 0.2%
Oshkosh Corp.	252	27,380

Construction Materials - 0.4%
Eagle Materials, Inc.	117	31,859
Summit Materials, Inc. - Class A (a)	441	18,425
		50,284

Consumer Finance - 0.8%
Ally Financial, Inc.	980	44,110
Credit Acceptance Corp. (a)	19	10,923
OneMain Holdings, Inc.	441	23,047
SoFi Technologies, Inc. (a)	3,463	26,111
		104,191

Consumer Staples Merchandise Retail - 0.3%
BJ's Wholesale Club Holdings, Inc. (a)	468	41,165

Data Processing & Outsourced Services - 0.3%
Concentrix Corp.	196	13,818
Genpact Ltd.	637	22,085
		35,903

Distributors - 0.7%
LKQ Corp.	953	39,550
Pool Corp.	135	50,495
		90,045

Diversified Banks - 0.6%
Comerica, Inc.	467	25,596
KeyCorp	3,381	54,536
		80,132

Diversified Financial Services - 0.6%
Equitable Holdings, Inc.	1,179	51,416
Voya Financial, Inc.	360	26,183
		77,599

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 92.2% (CONTINUED)	Shares	Value
Education Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	205	$24,651
Duolingo, Inc. (a)	121	20,805
		45,456

Electric Utilities - 1.0%
NRG Energy, Inc.	740	55,626
OGE Energy Corp.	735	28,496
Pinnacle West Capital Corp.	406	34,749
		118,871

Electrical Components & Equipment - 1.5%
Acuity Brands, Inc.	108	27,146
Atkore, Inc.	123	16,605
Generac Holdings, Inc. (a)	210	32,693
NEXTracker, Inc. - Class A (a)	464	22,801
nVent Electric PLC	594	43,142
Regal Rexnord Corp.	249	40,009
		182,396

Electronic Components - 0.5%
Coherent Corp. (a)	552	38,463
Littelfuse, Inc.	89	23,773
		62,236

Electronic Equipment & Instruments - 0.2%
Cognex Corp.	613	30,417

Electronic Manufacturing Services - 0.8%
Flex Ltd. (a)	1,502	48,289
Jabil, Inc.	413	46,533
		94,822

Environmental & Facilities Services - 0.7%
Clean Harbors, Inc. (a)	183	43,687
Tetra Tech, Inc.	199	42,435
		86,122

Fertilizers & Agricultural Chemicals - 0.5%
FMC Corp.	441	25,737
Mosaic Co.	1,176	35,009
		60,746

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 92.2% (CONTINUED)	Shares	Value
Financial Exchanges & Data - 0.5%
MarketAxess Holdings, Inc.	139	$31,070
Morningstar, Inc.	98	31,130
		62,200

Food Distributors - 0.7%
Performance Food Group Co. (a)	551	38,019
US Foods Holding Corp. (a)	833	45,307
		83,326

Food Retail - 0.6%
Albertsons Cos., Inc. - Class A	1,225	24,292
Casey's General Stores, Inc.	132	51,195
		75,487

Footwear - 0.8%
Crocs, Inc. (a)	208	27,949
On Holding AG - Class A (a)	813	33,674
Skechers USA, Inc. - Class A (a)	490	31,914
		93,537

Gold - 0.3%
Royal Gold, Inc.	249	34,392

Health Care Distributors - 0.3%
Henry Schein, Inc. (a)	454	32,661

Health Care Equipment - 0.7%
Globus Medical, Inc. - Class A (a)	402	28,928
Inspire Medical Systems, Inc. (a)	103	14,528
Masimo Corp. (a)	171	18,294
Penumbra, Inc. (a)	145	24,228
		85,978

Health Care Facilities - 1.4%
Acadia Healthcare Co., Inc. (a)	317	20,557
Encompass Health Corp.	353	32,808
Ensign Group, Inc.	200	28,150
Tenet Healthcare Corp. (a)	350	52,395
Universal Health Services, Inc. - Class B	204	43,607
		177,517

Health Care Services - 0.4%
Chemed Corp.	53	30,218
DaVita, Inc. (a)	167	22,816
		53,034
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 92.2% (CONTINUED)	Shares	Value
Health Care Supplies - 0.2%
Dentsply Sirona, Inc.	741	$20,111

Home Furnishings - 0.5%
Mohawk Industries, Inc. (a)	196	31,570
Tempur Sealy International, Inc.	602	31,514
		63,084

Home Improvement Retail - 0.3%
Floor & Decor Holdings, Inc. - Class A (a)	358	35,084

Homebuilding - 1.3%
Meritage Homes Corp.	135	27,388
Taylor Morrison Home Corp. (a)	367	24,618
Toll Brothers, Inc.	367	52,375
TopBuild Corp. (a)	119	56,946
		161,327

Homefurnishing Retail - 0.7%
Wayfair, Inc. - Class A (a)	318	17,309
Williams-Sonoma, Inc.	455	70,379
		87,688

Hotels, Resorts & Cruise Lines - 0.7%
Choice Hotels International, Inc.	102	13,000
Hyatt Hotels Corp. - Class A	155	22,836
Norwegian Cruise Line Holdings Ltd. (a)	1,519	27,995
Wyndham Hotels & Resorts, Inc.	294	22,262
		86,093

Household Appliances - 0.2%
Whirlpool Corp.	196	19,986

Household Products - 0.0%(b)
Reynolds Consumer Products, Inc.	196	5,453

Human Resource & Employment Services - 0.7%
Dayforce, Inc. (a)	539	31,952
Paylocity Holding Corp. (a)	154	23,111
Robert Half, Inc.	363	23,301
TriNet Group, Inc.	109	11,363
		89,727

Independent Power Producers & Energy Traders - 0.8%
Vistra Corp.	1,246	98,708

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 92.2% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 3.6%
Crane Co.	169	$27,111
Donaldson Co., Inc.	421	31,499
Graco, Inc.	602	51,200
ITT, Inc.	302	42,721
Lincoln Electric Holdings, Inc.	202	41,493
Middleby Corp. (a)	196	26,574
Nordson Corp.	192	48,063
Pentair PLC	595	52,283
RBC Bearings, Inc. (a)	102	29,666
Snap-on, Inc.	187	53,674
Timken Co.	256	22,259
Watts Water Technologies, Inc. - Class A	98	20,337
		446,880

Insurance Brokers - 0.2%
Ryan Specialty Holdings, Inc.	362	22,296

Integrated Telecommunication Services - 0.2%
Frontier Communications Parent, Inc. (a)	882	25,843

Interactive Media & Services - 0.4%
Match Group, Inc. (a)	980	37,377
ZoomInfo Technologies, Inc. (a)	1,095	12,439
		49,816

Internet Services & Infrastructure - 0.9%
GoDaddy, Inc. - Class A (a)	526	76,507
Twilio, Inc. - Class A (a)	599	35,419
		111,926

Investment Banking & Brokerage - 1.4%
Evercore, Inc. - Class A	131	32,801
Houlihan Lokey, Inc.	201	30,200
Jefferies Financial Group, Inc.	539	31,515
Robinhood Markets, Inc. - Class A (a)	2,217	45,604
Stifel Financial Corp.	349	30,946
		171,066

IT Consulting & Other Services - 0.5%
Amdocs Ltd.	415	36,300
Globant SA (a)	151	29,401
		65,701

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 92.2% (CONTINUED)	Shares	Value
Leisure Facilities - 0.4%
Planet Fitness, Inc. - Class A (a)	309	$22,773
Vail Resorts, Inc.	143	26,028
		48,801

Leisure Products - 0.4%
Hasbro, Inc.	464	29,909
Mattel, Inc. (a)	1,233	23,785
		53,694
Life & Health Insurance - 0.8%
F&G Annuities & Life, Inc.	49	2,113
Globe Life, Inc.	352	32,644
Primerica, Inc.	128	32,227
Unum Group	598	34,403
		101,387

Life Sciences Tools & Services - 1.7%
Bio-Rad Laboratories, Inc. - Class A (a)	74	25,039
Bio-Techne Corp.	558	45,527
Bruker Corp.	322	22,060
Charles River Laboratories International, Inc. (a)	186	45,403
Medpace Holdings, Inc. (a)	88	33,662
Repligen Corp. (a)	201	33,637
		205,328

Managed Health Care - 0.2%
HealthEquity, Inc. (a)	302	23,701

Metal, Glass & Plastic Containers - 0.8%
AptarGroup, Inc.	250	36,745
Berry Global Group, Inc.	403	26,485
Crown Holdings, Inc.	423	37,520
		100,750

Movies & Entertainment - 0.5%
Endeavor Group Holdings, Inc. - Class A	490	13,436
Roku, Inc. (a)	451	26,253
TKO Group Holdings, Inc.	253	27,665
		67,354

Multi-Utilities - 0.4%
NiSource, Inc.	1,619	50,594

Office Services & Supplies - 0.2%
MSA Safety, Inc.	143	26,977

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 92.2% (CONTINUED)	Shares	Value
Oil & Gas Drilling - 0.2%
Noble Corp. PLC	406	$19,171

Oil & Gas Equipment & Services - 0.5%
NOV, Inc.	1,421	29,585
Weatherford International PLC (a)	257	30,290
		59,875

Oil & Gas Exploration & Production - 2.9%
Antero Resources Corp. (a)	1,029	29,862
APA Corp.	1,323	41,264
Chesapeake Energy Corp.	448	34,196
Chord Energy Corp.	147	25,234
Civitas Resources, Inc.	356	24,835
Matador Resources Co.	410	25,207
Murphy Oil Corp.	514	21,269
Ovintiv, Inc.	980	45,511
Range Resources Corp.	848	26,483
Southwestern Energy Co. (a)	3,969	25,600
Texas Pacific Land Corp.	67	56,608
		356,069

Oil & Gas Refining & Marketing - 0.4%
HF Sinclair Corp.	603	31,036
PBF Energy, Inc. - Class A	366	14,915
		45,951

Oil & Gas Storage & Transportation - 0.2%
Antero Midstream Corp.	1,225	17,591
New Fortress Energy, Inc.	343	6,771
		24,362

Other Specialty Retail - 0.8%
Bath & Body Works, Inc.	803	29,510
Chewy, Inc. - Class A (a)	400	9,672
Dick's Sporting Goods, Inc.	203	43,919
Five Below, Inc. (a)	196	14,257
		97,358

Packaged Foods & Meats - 0.4%
Lamb Weston Holdings, Inc.	512	30,730
Pilgrim's Pride Corp. (a)	147	6,061
Post Holdings, Inc. (a)	170	18,591
		55,382

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 92.2% (CONTINUED)	Shares	Value
Paper & Plastic Packaging Products & Materials - 2.2%
Avery Dennison Corp.	296	$64,182
Graphic Packaging Holding Co.	1,127	33,923
International Paper Co.	1,245	57,868
Packaging Corp. of America	313	62,559
Smurfit WestRock PLC	931	41,746
Sonoco Products Co.	343	18,494
		278,772

Passenger Airlines - 0.1%
American Airlines Group, Inc. (a)	588	6,256

Passenger Ground Transportation - 0.0%(b)
Avis Budget Group, Inc.	57	5,758

Personal Care Products - 0.6%
BellRing Brands, Inc. (a)	463	23,742
Coty, Inc. - Class A (a)	1,421	14,139
elf Beauty, Inc. (a)	196	33,826
		71,707

Pharmaceuticals - 1.3%
Catalent, Inc. (a)	637	37,800
Elanco Animal Health, Inc. (a)	1,764	23,002
Intra-Cellular Therapies, Inc. (a)	350	27,552
Jazz Pharmaceuticals PLC (a)	213	23,483
Viatris, Inc.	4,277	51,581
		163,418

Property & Casualty Insurance - 2.1%
American Financial Group, Inc./OH	252	33,002
Assurant, Inc.	198	34,624
Fidelity National Financial, Inc.	957	53,027
First American Financial Corp.	355	21,506
Kinsale Capital Group, Inc.	82	37,480
Old Republic International Corp.	931	32,231
RLI Corp.	157	23,643
Selective Insurance Group, Inc.	211	19,058
		254,571

Publishing - 0.6%
New York Times Co. - Class A	554	29,689
News Corp. - Class A	1,372	37,840
News Corp. - Class B	441	12,564
		80,093

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 92.2% (CONTINUED)	Shares	Value
Real Estate Services - 0.6%
Jones Lang LaSalle, Inc. (a)	174	$43,656
Zillow Group, Inc. - Class A (a)	147	6,968
Zillow Group, Inc. - Class C (a)	554	26,980
		77,604

Regional Banks - 2.7%
Commerce Bancshares, Inc./MO	419	27,114
Cullen/Frost Bankers, Inc.	210	24,583
East West Bancorp, Inc.	499	43,857
First Horizon Corp.	1,943	32,506
Pinnacle Financial Partners, Inc.	264	25,428
Popular, Inc.	253	25,965
Prosperity Bancshares, Inc.	323	23,424
SouthState Corp.	265	26,227
Webster Financial Corp.	611	30,318
Western Alliance Bancorp	369	29,690
Wintrust Financial Corp.	214	23,155
Zions Bancorp NA	539	27,850
		340,117

Reinsurance - 1.3%
Everest Group Ltd.	153	60,109
Reinsurance Group of America, Inc.	239	53,878
RenaissanceRe Holdings Ltd.	187	43,367
		157,354

Research & Consulting Services - 1.2%
CACI International, Inc. - Class A (a)	78	35,995
Clarivate PLC (a)	1,421	9,578
FTI Consulting, Inc. (a)	134	29,208
KBR, Inc.	490	32,629
Parsons Corp. (a)	161	14,711
Science Applications International Corp.	176	21,894
		144,015

Restaurants - 0.9%
Aramark	931	31,905
Texas Roadhouse, Inc.	252	44,002
Wingstop, Inc.	104	38,884
		114,791

Semiconductor Materials & Equipment - 0.6%
Amkor Technology, Inc.	441	14,403
MKS Instruments, Inc.	245	30,846
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 92.2% (CONTINUED)	Shares	Value
Semiconductor Materials & Equipment - 0.6% (Continued)
Onto Innovation, Inc. (a)	184	$35,199
		80,448

Semiconductors - 1.2%
Lattice Semiconductor Corp. (a)	490	25,970
MACOM Technology Solutions Holdings, Inc. (a)	203	20,487
Qorvo, Inc. (a)	343	41,091
Rambus, Inc. (a)	392	20,165
Universal Display Corp.	161	35,842
		143,555

Soft Drinks & Non-alcoholic Beverages - 0.4%
Celsius Holdings, Inc. (a)	593	27,770
Coca-Cola Consolidated, Inc.	21	24,064
		51,834

Specialized Consumer Services - 0.7%
ADT, Inc.	1,422	11,063
H&R Block, Inc.	497	28,796
Service Corp. International/US	514	41,074
		80,933

Specialty Chemicals - 1.0%
Axalta Coating Systems Ltd. (a)	784	27,949
Eastman Chemical Co.	415	42,882
RPM International, Inc.	456	55,386
		126,217

Steel - 1.2%
Cleveland-Cliffs, Inc. (a)	1,681	25,804
Commercial Metals Co.	409	24,581
Reliance, Inc.	204	62,130
United States Steel Corp.	735	30,201
		142,716

Systems Software - 1.8%
CyberArk Software Ltd. (a)	152	38,970
Dolby Laboratories, Inc. - Class A	208	16,382
Gen Digital, Inc.	2,009	52,214
Gitlab, Inc. - Class A (a)	399	20,441
Monday.com Ltd. (a)	136	31,254
Qualys, Inc. (a)	144	21,476
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 92.2% (CONTINUED)	Shares	Value
Systems Software - 1.8% (Continued)
SentinelOne, Inc. - Class A (a)	954	$21,847
UiPath, Inc. - Class A (a)	1,479	17,999
		220,583

Technology Distributors - 0.7%
Arrow Electronics, Inc. (a)	196	24,243
Insight Enterprises, Inc. (a)	125	28,062
TD Synnex Corp.	245	29,197
		81,502

Technology Hardware, Storage & Peripherals - 0.5%
Pure Storage, Inc. - Class A (a)	1,103	66,103

Trading Companies & Distributors - 2.1%
AerCap Holdings NV	706	66,329
Applied Industrial Technologies, Inc.	142	30,983
Core & Main, Inc. - Class A (a)	686	36,680
MSC Industrial Direct Co., Inc. - Class A	157	13,965
SiteOne Landscape Supply, Inc. (a)	158	23,175
Watsco, Inc.	121	59,228
WESCO International, Inc.	191	33,416
		263,776

Transaction & Payment Processing Services - 1.2%
Affirm Holdings, Inc. (a)	799	22,604
Jack Henry & Associates, Inc.	258	44,242
Shift4 Payments, Inc. - Class A (a)	210	14,446
Toast, Inc. - Class A (a)	1,519	39,737
WEX, Inc. (a)	147	26,967
		147,996

Water Utilities - 0.3%
Essential Utilities, Inc.	903	36,707
TOTAL COMMON STOCKS (Cost $10,977,086)		11,425,542

REAL ESTATE INVESTMENT TRUSTS - 7.4%
AGNC Investment Corp.	2,577	25,796
Agree Realty Corp.	354	24,415
American Homes 4 Rent - Class A	1,127	40,673
Americold Realty Trust, Inc.	1,029	30,757
Annaly Capital Management, Inc.	1,813	36,097
Brixmor Property Group, Inc.	1,078	27,457
BXP, Inc.	512	36,511
Camden Property Trust	373	41,310
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

REAL ESTATE INVESTMENT TRUSTS - 7.4% (CONTINUED)	Shares	Value
CubeSmart	834	$39,682
EastGroup Properties, Inc.	182	34,032
Equity LifeStyle Properties, Inc.	598	41,071
Federal Realty Investment Trust	305	34,053
First Industrial Realty Trust, Inc.	468	25,609
Gaming and Leisure Properties, Inc.	958	48,091
Healthcare Realty Trust, Inc.	1,372	24,271
Healthpeak Properties, Inc.	2,607	56,885
Host Hotels & Resorts, Inc.	2,511	43,968
Kimco Realty Corp.	2,401	52,174
Lamar Advertising Co. - Class A	310	37,156
NNN REIT, Inc.	651	29,223
Omega Healthcare Investors, Inc.	882	32,105
Regency Centers Corp.	657	44,242
Rexford Industrial Realty, Inc.	784	39,286
Ryman Hospitality Properties, Inc.	204	20,504
STAG Industrial, Inc.	652	26,608
Starwood Property Trust, Inc.	1,078	21,506
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $839,420)		913,482

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 5.23% (c)	46,635	46,635
TOTAL SHORT-TERM INVESTMENTS (Cost $46,635)		46,635

TOTAL INVESTMENTS - 100.0% (Cost $11,863,141)		$12,385,659
Other Assets in Excess of Liabilities - 0.0% (b)		2,162
TOTAL NET ASSETS - 100.0%		$12,387,821

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
July 31, 2024

COMMON STOCKS - 93.6%	Shares	Value
Advertising - 0.1%
Integral Ad Science Holding Corp. (a)	2,549	$25,949

Aerospace & Defense - 1.2%
AAR Corp. (a)	930	60,078
AeroVironment, Inc. (a)	796	142,118
Kratos Defense & Security Solutions, Inc. (a)	4,096	92,324
Leonardo DRS, Inc. (a)	2,040	57,528
Moog, Inc. - Class A	807	158,252
Rocket Lab USA, Inc. (a)	9,162	48,009
Spirit AeroSystems Holdings, Inc. - Class A (a)	3,200	116,000
		674,309

Agricultural & Farm Machinery - 0.1%
Alamo Group, Inc.	307	59,165

Air Freight & Logistics - 0.2%
Hub Group, Inc. - Class A	1,740	81,380

Alternative Carriers - 0.4%
Cogent Communications Holdings, Inc.	1,220	86,120
Globalstar, Inc. (a)	21,008	25,420
Iridium Communications, Inc.	3,068	88,051
		199,591

Aluminum - 0.4%
Alcoa Corp.	4,915	162,392
Constellium SE (a)	3,497	62,281
		224,673

Apparel Retail - 1.1%
Abercrombie & Fitch Co. - Class A (a)	1,406	207,357
American Eagle Outfitters, Inc.	5,181	114,241
Boot Barn Holdings, Inc. (a)	873	116,528
Foot Locker, Inc.	2,545	73,957
Urban Outfitters, Inc. (a)	1,914	88,140
		600,223

Apparel, Accessories & Luxury Goods - 0.6%
Carter's, Inc.	1,052	63,699
Columbia Sportswear Co.	926	75,654
Kontoor Brands, Inc.	1,512	106,067
Under Armour, Inc. - Class A (a)	5,231	36,460
Under Armour, Inc. - Class C (a)	5,289	35,912
		317,792

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 93.6% (CONTINUED)	Shares	Value
Application Software - 4.4%
ACI Worldwide, Inc. (a)	2,976	$128,652
Agilysys, Inc. (a)	655	73,419
Alarm.com Holdings, Inc. (a)	1,299	91,644
Alkami Technology, Inc. (a)	1,106	36,199
Asana, Inc. - Class A (a)	2,189	31,850
Aurora Innovation, Inc. (a)	24,396	97,584
Blackbaud, Inc. (a)	1,469	116,609
BlackLine, Inc. (a)	1,701	80,832
Box, Inc. - Class A (a)	3,805	106,997
Braze, Inc. - Class A (a)	1,677	73,889
C3.ai, Inc. - Class A (a)	3,187	85,252
Clear Secure, Inc. - Class A	2,476	52,863
Clearwater Analytics Holdings, Inc. - Class A (a)	4,069	79,549
Envestnet, Inc. (a)	1,352	83,797
Five9, Inc. (a)	1,979	88,164
HashiCorp, Inc. - Class A (a)	3,364	113,535
Instructure Holdings, Inc. (a)	487	11,376
Intapp, Inc. (a)	1,152	41,276
InterDigital, Inc.	701	86,055
Jamf Holding Corp. (a)	1,876	34,350
LiveRamp Holdings, Inc. (a)	1,764	53,414
Marathon Digital Holdings, Inc. (a)	7,220	142,017
nCino, Inc. (a)	2,242	73,448
PagerDuty, Inc. (a)	2,328	48,725
Pegasystems, Inc.	1,292	90,078
Q2 Holdings, Inc. (a)	1,521	102,622
RingCentral, Inc. - Class A (a)	2,266	79,423
Riot Platforms, Inc. (a)	6,469	65,919
Sprinklr, Inc. - Class A (a)	3,242	31,869
Sprout Social, Inc. - Class A (a)	1,296	50,635
Vertex, Inc. - Class A (a)	1,477	58,563
Workiva, Inc. (a)	1,423	104,975
		2,415,580

Asset Management & Custody Banks - 1.3%
Affiliated Managers Group, Inc.	918	170,399
Artisan Partners Asset Management, Inc. - Class A	1,840	81,255
AssetMark Financial Holdings, Inc. (a)	588	20,286
Cohen & Steers, Inc.	792	67,970
Federated Hermes, Inc. - Class B	2,325	79,817
Janus Henderson Group PLC	3,680	137,006
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 93.6% (CONTINUED)	Shares	Value
Asset Management & Custody Banks - 1.3% (Continued)
StepStone Group, Inc. - Class A	1,686	$84,738
Victory Capital Holdings, Inc. - Class A	1,315	68,893
		710,364

Automotive Parts & Equipment - 1.2%
Adient PLC (a)	2,503	64,477
Dorman Products, Inc. (a)	726	73,595
Fox Factory Holding Corp. (a)	1,151	61,452
LCI Industries	733	85,534
Modine Manufacturing Co. (a)	1,408	165,665
Patrick Industries, Inc.	573	73,378
QuantumScape Corp. (a)(b)	8,724	56,357
Visteon Corp. (a)	744	85,962
		666,420

Automotive Retail - 1.0%
Advance Auto Parts, Inc.	1,691	107,091
Asbury Automotive Group, Inc. (a)	578	155,609
Group 1 Automotive, Inc.	363	132,757
Valvoline, Inc. (a)	3,586	166,749
		562,206

Biotechnology - 5.4%
Acadia Pharmaceuticals, Inc. (a)	3,346	63,641
Alkermes PLC (a)	4,832	132,010
Alvotech SA (a)	2,027	23,716
Amicus Therapeutics, Inc. (a)	8,120	83,717
Arcellx, Inc. (a)	1,150	71,081
Arrowhead Pharmaceuticals, Inc. (a)	3,274	93,505
Biohaven Ltd. (a)	1,954	76,851
Blueprint Medicines Corp. (a)	1,745	188,983
Crinetics Pharmaceuticals, Inc. (a)	2,102	111,658
Crispr Therapeutics AG (a)	2,296	131,538
Denali Therapeutics, Inc. (a)	3,212	78,276
Halozyme Therapeutics, Inc. (a)	3,532	195,178
Ideaya Biosciences, Inc. (a)	1,984	85,411
ImmunityBio, Inc. (a)(b)	3,787	19,503
Immunovant, Inc. (a)	1,683	48,925
Insmed, Inc. (a)	4,181	304,168
Intellia Therapeutics, Inc. (a)	2,551	66,862
Ironwood Pharmaceuticals, Inc. (a)	3,765	25,715
Krystal Biotech, Inc. (a)	700	145,922
Madrigal Pharmaceuticals, Inc. (a)	489	139,199
MoonLake Immunotherapeutics (a)	559	23,282
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 93.6% (CONTINUED)	Shares	Value
Biotechnology - 5.4% (Continued)
Nuvalent, Inc. - Class A (a)	1,005	$80,340
Revolution Medicines, Inc. (a)	4,225	192,829
Rhythm Pharmaceuticals, Inc. (a)	1,631	78,631
Rocket Pharmaceuticals, Inc. (a)	1,936	46,851
SpringWorks Therapeutics, Inc. (a)	1,816	65,213
Summit Therapeutics, Inc. (a)	3,051	32,951
TG Therapeutics, Inc. (a)	4,218	83,348
Ultragenyx Pharmaceutical, Inc. (a)	2,146	96,613
Viking Therapeutics, Inc. (a)	2,902	165,414
		2,951,331

Brewers - 0.1%
Boston Beer Co., Inc. - Class A (a)	196	54,921

Broadcasting - 0.1%
Tegna, Inc.	4,889	77,882

Broadline Retail - 0.8%
Kohl's Corp.	2,993	64,828
Macy's, Inc.	7,492	129,462
Nordstrom, Inc.	2,697	61,573
Ollie's Bargain Outlet Holdings, Inc. (a)	1,758	171,651
Savers Value Village, Inc. (a)	712	7,255
		434,769

Building Products - 1.4%
Armstrong World Industries, Inc.	1,241	163,067
CSW Industrials, Inc.	445	144,367
Gibraltar Industries, Inc. (a)	816	60,604
Griffon Corp.	1,261	90,868
Hayward Holdings, Inc. (a)	3,913	57,873
Resideo Technologies, Inc. (a)	4,218	95,833
Tecnoglass, Inc.	605	32,555
Zurn Elkay Water Solutions Corp.	3,838	124,582
		769,749

Cable & Satellite - 0.2%
Cable One, Inc.	131	54,153
EchoStar Corp. - Class A (a)	3,374	67,750
		121,903

Cargo Ground Transportation - 0.8%
ArcBest Corp.	598	75,378
RXO, Inc. (a)	3,214	101,916
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 93.6% (CONTINUED)	Shares	Value
Cargo Ground Transportation - 0.8% (Continued)
Ryder System, Inc.	1,140	$159,783
Schneider National, Inc. - Class B	1,075	28,928
Werner Enterprises, Inc.	1,706	66,858
		432,863

Casinos & Gaming - 0.4%
International Game Technology PLC	3,144	73,790
Penn Entertainment, Inc. (a)	4,262	85,112
Sportradar Group AG - Class A (a)	3,360	36,489
		195,391

Coal & Consumable Fuels - 0.4%
Consol Energy, Inc. (a)	615	61,383
Peabody Energy Corp.	3,322	73,782
Uranium Energy Corp. (a)	11,963	70,940
		206,105

Commercial & Residential Mortgage Finance - 1.4%
Enact Holdings, Inc.	791	26,918
MGIC Investment Corp.	7,616	189,181
Mr Cooper Group, Inc. (a)	1,763	158,458
NMI Holdings, Inc. - Class A (a)	2,268	89,246
PennyMac Financial Services, Inc.	697	68,390
Radian Group, Inc.	4,220	156,562
Walker & Dunlop, Inc.	903	96,531
		785,286

Commercial Printing - 0.2%
Brady Corp. - Class A	1,277	91,446

Commodity Chemicals - 0.4%
Cabot Corp.	1,537	154,146
Tronox Holdings PLC	3,210	51,873
		206,019

Communications Equipment - 0.5%
Calix, Inc. (a)	1,568	64,492
Lumentum Holdings, Inc. (a)	1,974	102,214
Viasat, Inc. (a)	3,023	61,125
Viavi Solutions, Inc. (a)	5,955	47,878
		275,709

Computer & Electronics Retail - 0.3%
GameStop Corp. - Class A (a)	7,413	168,053

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 93.6% (CONTINUED)	Shares	Value
Construction & Engineering - 1.9%
Arcosa, Inc.	1,332	$123,756
Construction Partners, Inc. - Class A (a)	1,163	75,188
Dycom Industries, Inc. (a)	815	149,561
MasTec, Inc. (a)	1,741	191,562
MDU Resources Group, Inc.	5,600	150,864
MYR Group, Inc. (a)	437	61,390
Sterling Infrastructure, Inc. (a)	806	93,786
Valmont Industries, Inc.	563	167,977
		1,014,084

Construction Machinery & Heavy Transportation Equipment - 0.9%
Allison Transmission Holdings, Inc.	2,437	215,894
Federal Signal Corp.	1,729	172,848
Terex Corp.	1,869	118,233
		506,975

Construction Materials - 0.2%
Knife River Corp. (a)	1,576	125,324

Consumer Finance - 0.6%
FirstCash Holdings, Inc.	1,067	119,077
Nelnet, Inc. - Class A	362	40,801
SLM Corp.	6,007	136,299
Upstart Holdings, Inc. (a)(b)	1,995	55,720
		351,897

Consumer Staples Merchandise Retail - 0.1%
PriceSmart, Inc.	701	64,022

Data Processing & Outsourced Services - 0.8%
ExlService Holdings, Inc. (a)	4,453	157,013
Maximus, Inc.	1,748	162,371
Verra Mobility Corp. (a)	4,614	139,020
		458,404

Diversified Chemicals - 0.4%
Chemours Co.	4,077	98,541
Huntsman Corp.	4,566	109,264
		207,805

Diversified Financial Services - 0.3%
Jackson Financial, Inc. - Class A	2,090	184,045

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 93.6% (CONTINUED)	Shares	Value
Diversified Metals & Mining - 0.2%
Materion Corp.	553	$66,598
MP Materials Corp. (a)(b)	3,412	46,130
		112,728

Diversified Real Estate Activities - 0.1%
St Joe Co.	1,089	67,170

Diversified Support Services - 0.3%
Driven Brands Holdings, Inc. (a)	1,646	22,122
UniFirst Corp.	448	87,154
Vestis Corp.	3,624	47,003
		156,279

Education Services - 0.6%
Graham Holdings Co. - Class B	94	72,836
Grand Canyon Education, Inc. (a)	830	129,439
Strategic Education, Inc.	590	62,186
Stride, Inc. (a)	1,132	86,009
		350,470

Electric Utilities - 1.2%
Allete, Inc.	1,606	103,587
Idacorp, Inc.	1,415	138,316
MGE Energy, Inc.	981	86,171
Otter Tail Corp.	1,135	110,004
PNM Resources, Inc.	2,501	103,992
Portland General Electric Co.	2,809	133,090
		675,160

Electrical Components & Equipment - 0.9%
EnerSys	1,094	120,263
Fluence Energy, Inc. (a)	1,664	27,256
Plug Power, Inc. (a)(b)	18,977	46,873
Sensata Technologies Holding PLC	4,190	163,368
Shoals Technologies Group, Inc. - Class A (a)	4,641	30,167
Sunrun, Inc. (a)	5,965	104,567
		492,494

Electronic Components - 0.5%
Belden, Inc.	1,107	102,608
Rogers Corp. (a)	558	68,176
Vishay Intertechnology, Inc.	3,489	84,818
		255,602

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 93.6% (CONTINUED)	Shares	Value
Electronic Equipment & Instruments - 1.8%
Advanced Energy Industries, Inc.	1,058	$123,119
Badger Meter, Inc.	812	167,402
Crane NXT Co.	1,408	88,535
Itron, Inc. (a)	1,270	131,369
Mirion Technologies, Inc. (a)	5,273	55,577
Novanta, Inc. (a)	1,016	184,079
OSI Systems, Inc. (a)	426	63,040
Vontier Corp.	4,376	171,670
		984,791

Electronic Manufacturing Services - 0.5%
IPG Photonics Corp. (a)	783	62,953
Plexus Corp. (a)	737	94,461
Sanmina Corp. (a)	1,493	112,468
		269,882

Environmental & Facilities Services - 0.8%
ABM Industries, Inc.	1,759	97,730
Casella Waste Systems, Inc. - Class A (a)	1,595	165,178
Stericycle, Inc. (a)	2,619	153,343
		416,251

Fertilizers & Agricultural Chemicals - 0.2%
Scotts Miracle-Gro Co.	1,148	90,233

Food Retail - 0.6%
Grocery Outlet Holding Corp. (a)	2,514	49,174
Sprouts Farmers Market, Inc. (a)	2,836	283,288
		332,462

Footwear - 0.2%
Steven Madden Ltd.	1,984	89,955

Forest Products - 0.3%
Louisiana-Pacific Corp.	1,821	178,749

Gas Utilities - 1.6%
Chesapeake Utilities Corp.	646	76,247
National Fuel Gas Co.	2,501	146,534
New Jersey Resources Corp.	2,858	133,612
ONE Gas, Inc.	1,586	110,433
Southwest Gas Holdings, Inc.	1,946	144,315
Spire, Inc.	1,420	94,558
UGI Corp.	5,965	147,813
		853,512

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 93.6% (CONTINUED)	Shares	Value
Health Care Distributors - 0.1%
Patterson Cos., Inc.	2,289	$57,797

Health Care Equipment - 2.0%
Alphatec Holdings, Inc. (a)	2,663	26,896
Axonics, Inc. (a)	1,396	95,598
Conmed Corp.	823	56,820
Enovis Corp. (a)	1,484	70,698
Envista Holdings Corp. (a)	4,752	81,117
Glaukos Corp. (a)	1,344	157,476
Inari Medical, Inc. (a)	1,485	69,142
Integer Holdings Corp. (a)	904	107,359
Integra LifeSciences Holdings Corp. (a)	1,890	46,891
iRhythm Technologies, Inc. (a)	829	71,501
LivaNova PLC (a)	1,473	72,766
Procept BioRobotics Corp. (a)	1,303	82,506
QuidelOrtho Corp. (a)	1,346	52,884
TransMedics Group, Inc. (a)	902	128,319
		1,119,973

Health Care Facilities - 0.3%
Select Medical Holdings Corp.	2,823	112,242
Surgery Partners, Inc. (a)	2,094	63,574
		175,816

Health Care Services - 1.6%
agilon health, Inc. (a)	8,361	57,607
Amedisys, Inc. (a)	893	87,559
AMN Healthcare Services, Inc. (a)	1,061	71,745
CorVel Corp. (a)	272	83,450
Guardant Health, Inc. (a)	3,424	120,285
LifeStance Health Group, Inc. (a)	2,108	11,615
Option Care Health, Inc. (a)	4,895	145,333
Premier, Inc. - Class A	3,252	68,227
Privia Health Group, Inc. (a)	3,230	66,990
R1 RCM, Inc. (a)	4,285	55,191
RadNet, Inc. (a)	1,806	107,908
		875,910

Health Care Supplies - 1.2%
Haemonetics Corp. (a)	1,394	125,530
ICU Medical, Inc. (a)	676	85,838
Lantheus Holdings, Inc. (a)	1,852	194,145
Merit Medical Systems, Inc. (a)	1,618	137,999
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 93.6% (CONTINUED)	Shares	Value
Health Care Supplies - 1.2% (Continued)
Neogen Corp. (a)	5,484	$93,393
		636,905

Health Care Technology - 0.5%
Certara, Inc. (a)	3,271	51,060
Doximity, Inc. - Class A (a)	3,140	87,920
Evolent Health, Inc. - Class A (a)	3,042	70,940
GoodRx Holdings, Inc. - Class A (a)	2,048	18,534
Teladoc Health, Inc. (a)	4,577	43,161
		271,615

Heavy Electrical Equipment - 0.1%
Bloom Energy Corp. - Class A (a)(b)	5,478	74,172

Home Furnishings - 0.1%
Leggett & Platt, Inc.	3,579	47,135

Homebuilding - 1.9%
Cavco Industries, Inc. (a)	213	88,314
Century Communities, Inc.	773	80,941
Dream Finders Homes, Inc. - Class A (a)	600	18,930
Green Brick Partners, Inc. (a)	871	63,714
Installed Building Products, Inc.	649	175,457
KB Home	1,834	157,871
LGI Homes, Inc. (a)	563	64,784
M/I Homes, Inc. (a)	742	123,788
Skyline Champion Corp. (a)	1,461	119,086
Tri Pointe Homes, Inc. (a)	2,663	120,501
		1,013,386

Homefurnishing Retail - 0.2%
RH (a)	432	125,315

Hotels, Resorts & Cruise Lines - 0.5%
Global Business Travel Group I (a)(b)	3,855	25,906
Hilton Grand Vacations, Inc. (a)	2,145	92,685
Marriott Vacations Worldwide Corp.	923	78,067
Travel + Leisure Co.	1,930	88,954
		285,612

Household Appliances - 0.2%
Helen of Troy Ltd. (a)	715	42,264
Worthington Enterprises, Inc.	839	41,874
		84,138
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 93.6% (CONTINUED)	Shares	Value
Household Products - 0.5%
Central Garden & Pet Co. (a)	249	$9,920
Central Garden & Pet Co. - Class A (a)	1,350	46,386
Energizer Holdings, Inc.	1,971	60,687
Spectrum Brands Holdings, Inc.	809	68,450
WD-40 Co.	367	96,011
		281,454

Housewares & Specialties - 0.2%
Newell Brands, Inc.	11,718	100,658

Human Resource & Employment Services - 0.8%
Alight, Inc. - Class A (a)	11,727	88,773
First Advantage Corp.	1,394	24,005
Insperity, Inc.	956	98,200
Korn Ferry	1,502	110,728
ManpowerGroup, Inc.	1,327	101,622
Paycor HCM, Inc. (a)	1,918	23,802
		447,130

Industrial Machinery & Supplies & Components - 3.3%
Albany International Corp. - Class A	832	77,858
Chart Industries, Inc. (a)	1,164	187,497
Enpro, Inc.	567	96,923
Esab Corp.	1,589	161,442
ESCO Technologies, Inc.	697	85,703
Flowserve Corp.	3,683	186,176
Franklin Electric Co., Inc.	1,147	122,293
Gates Industrial Corp. PLC (a)	5,320	98,899
Hillenbrand, Inc.	1,960	86,691
John Bean Technologies Corp.	873	85,886
Kadant, Inc.	326	114,586
Mueller Industries, Inc.	3,135	222,397
Mueller Water Products, Inc. - Class A	4,265	88,200
SPX Technologies, Inc. (a)	1,287	189,884
		1,804,435

Insurance Brokers - 0.3%
Baldwin Insurance Group, Inc. - Class A (a)	1,753	76,676
Goosehead Insurance, Inc. - Class A (a)	730	65,912
Hagerty, Inc. - Class A (a)	598	6,614
		149,202

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 93.6% (CONTINUED)	Shares	Value
Interactive Media & Services - 0.7%
Bumble, Inc. - Class A (a)	2,824	$26,376
Cargurus, Inc. (a)	2,528	62,745
IAC, Inc. (a)	1,962	103,613
Rumble, Inc. (a)(b)	1,783	11,269
TripAdvisor, Inc. (a)	2,818	49,681
Yelp, Inc. (a)	1,745	63,571
Ziff Davis, Inc. (a)	1,350	64,638
		381,893

Internet Services & Infrastructure - 0.3%
DigitalOcean Holdings, Inc. (a)	1,705	56,487
Fastly, Inc. - Class A (a)	3,342	27,070
Squarespace, Inc. - Class A (a)	1,616	71,411
		154,968

Investment Banking & Brokerage - 1.2%
BGC Group, Inc. - Class A	10,305	94,909
Lazard, Inc.	3,141	154,443
Moelis & Co. - Class A	1,822	123,896
Piper Sandler Cos.	492	134,454
PJT Partners, Inc. - Class A	605	80,429
Virtu Financial, Inc. - Class A	2,442	66,715
		654,846

IT Consulting & Other Services - 0.8%
ASGN, Inc. (a)	1,268	120,042
DXC Technology Co. (a)	4,979	101,273
Kyndryl Holdings, Inc. (a)	6,305	169,415
Perficient, Inc. (a)	934	70,433
		461,163

Leisure Facilities - 0.2%
Dave & Buster's Entertainment, Inc. (a)	890	33,473
Life Time Group Holdings, Inc. (a)	1,940	40,294
United Parks & Resorts, Inc. (a)	971	51,123
		124,890

Leisure Products - 0.9%
Acushnet Holdings Corp.	824	59,806
Brunswick Corp.	1,873	152,556
Polaris, Inc.	1,466	122,088
Topgolf Callaway Brands Corp. (a)	3,847	63,476
YETI Holdings, Inc. (a)	2,368	97,917
		495,843

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 93.6% (CONTINUED)	Shares	Value
Life & Health Insurance - 1.0%
Brighthouse Financial, Inc. (a)	1,777	$88,619
CNO Financial Group, Inc.	3,001	104,615
Genworth Financial, Inc. - Class A (a)	12,311	83,346
Lincoln National Corp.	4,638	154,445
Oscar Health, Inc. - Class A (a)	4,983	88,099
		519,124

Life Sciences Tools & Services - 0.5%
10X Genomics, Inc. - Class A (a)	2,645	54,672
Azenta, Inc. (a)	1,490	92,812
Fortrea Holdings, Inc. (a)	2,441	67,348
Sotera Health Co. (a)	3,568	49,488
		264,320

Managed Health Care - 0.1%
Progyny, Inc. (a)	2,306	65,029

Marine Transportation - 0.6%
Kirby Corp. (a)	1,621	199,188
Matson, Inc.	931	123,553
		322,741

Metal, Glass & Plastic Containers - 0.4%
Ardagh Metal Packaging SA	3,965	14,591
Greif, Inc. - Class A	652	43,476
Greif, Inc. - Class B	62	4,382
O-I Glass, Inc. (a)	4,226	56,459
Silgan Holdings, Inc.	2,312	118,906
		237,814

Motorcycle Manufacturers - 0.2%
Harley-Davidson, Inc.	3,368	126,300

Movies & Entertainment - 0.5%
Atlanta Braves Holdings, Inc. - Class A (a)	262	12,031
Atlanta Braves Holdings, Inc. - Class C (a)	1,005	43,647
Liberty Media Corp.-Liberty Live - Class A (a)	555	20,962
Liberty Media Corp.-Liberty Live - Class C (a)	1,284	50,102
Lions Gate Entertainment Corp. - Class A (a)	1,680	15,406
Lions Gate Entertainment Corp. - Class B (a)	3,553	29,277
Madison Square Garden Sports Corp. (a)	479	95,996
		267,421

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 93.6% (CONTINUED)	Shares	Value
Multi-Utilities - 0.5%
Avista Corp.	2,122	$83,140
Black Hills Corp.	1,929	113,907
Northwestern Energy Group, Inc.	1,661	89,312
		286,359

Oil & Gas Drilling - 0.9%
Helmerich & Payne, Inc.	2,393	96,725
Patterson-UTI Energy, Inc.	11,343	124,660
Transocean Ltd. (a)	20,013	115,875
Valaris Ltd. (a)	1,710	134,389
		471,649

Oil & Gas Equipment & Services - 1.1%
Archrock, Inc.	4,215	87,377
Cactus, Inc. - Class A	1,793	113,174
ChampionX Corp.	5,362	183,702
Liberty Energy, Inc.	4,254	102,734
Tidewater, Inc. (a)	1,259	124,591
		611,578

Oil & Gas Exploration & Production - 1.8%
California Resources Corp.	1,966	101,131
CNX Resources Corp. (a)	4,176	110,539
Comstock Resources, Inc.	2,512	23,788
EQT Corp.	4,098	141,422
Gulfport Energy Corp. (a)	356	52,407
Magnolia Oil & Gas Corp. - Class A	4,807	130,942
Northern Oil & Gas, Inc.	2,472	106,766
Sitio Royalties Corp. - Class A	2,215	53,935
SM Energy Co.	3,164	146,177
Viper Energy, Inc.	2,546	108,638
		975,745

Oil & Gas Refining & Marketing - 0.1%
CVR Energy, Inc.	967	27,656
Par Pacific Holdings, Inc. (a)	1,522	40,409
		68,065

Oil & Gas Storage & Transportation - 1.0%
DT Midstream, Inc.	2,796	210,706
Golar LNG Ltd.	2,671	93,218
International Seaways, Inc.	1,278	71,568
Kinetik Holdings, Inc.	971	40,277
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 93.6% (CONTINUED)	Shares	Value
Oil & Gas Storage & Transportation - 1.0% (Continued)
Scorpio Tankers, Inc.	1,372	$105,205
		520,974

Other Specialty Retail - 0.4%
Academy Sports & Outdoors, Inc.	2,035	110,032
Signet Jewelers Ltd.	1,230	103,480
		213,512

Packaged Foods & Meats - 1.3%
Cal-Maine Foods, Inc.	1,084	77,582
Flowers Foods, Inc.	4,821	108,569
Freshpet, Inc. (a)	1,306	158,940
J & J Snack Foods Corp.	353	59,551
Lancaster Colony Corp.	560	108,113
Seaboard Corp.	6	19,487
Simply Good Foods Co. (a)	2,674	90,702
Tootsie Roll Industries, Inc.	382	11,781
TreeHouse Foods, Inc. (a)	1,395	56,191
Utz Brands, Inc.	1,833	27,202
		718,118

Paper & Plastic Packaging Products & Materials - 0.3%
Pactiv Evergreen, Inc.	1,062	13,955
Sealed Air Corp.	3,967	150,944
		164,899

Passenger Airlines - 0.3%
Alaska Air Group, Inc. (a)	878	32,951
Copa Holdings SA - Class A	222	19,702
Joby Aviation, Inc. (a)(b)	11,317	67,676
SkyWest, Inc. (a)	268	21,424
Wheels Up Experience, Inc. (a)	4,225	11,112
		152,865

Passenger Ground Transportation - 0.2%
Hertz Global Holdings, Inc. (a)	3,406	13,897
Lyft, Inc. - Class A (a)	9,241	111,354
		125,251

Personal Care Products - 0.1%
Inter Parfums, Inc.	475	66,823

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 93.6% (CONTINUED)	Shares	Value
Pharmaceuticals - 1.2%
Amphastar Pharmaceuticals, Inc. (a)	1,007	$43,825
Arvinas, Inc. (a)	1,668	45,887
Axsome Therapeutics, Inc. (a)	1,067	93,160
Corcept Therapeutics, Inc. (a)	2,338	90,410
Organon & Co.	7,172	156,780
Perrigo Co. PLC	3,899	110,225
Prestige Consumer Healthcare, Inc. (a)	1,340	94,885
Scilex Holding Co. (a)	85	135
		635,307

Property & Casualty Insurance - 1.3%
Assured Guaranty Ltd.	1,482	122,072
Axis Capital Holdings Ltd.	2,186	165,590
Hanover Insurance Group, Inc.	903	124,153
Kemper Corp.	1,774	113,642
Mercury General Corp.	734	43,945
White Mountains Insurance Group Ltd.	71	126,806
		696,208

Real Estate Development - 0.1%
Howard Hughes Holdings, Inc. (a)	883	65,492

Real Estate Operating Companies - 0.1%
DigitalBridge Group, Inc.	4,751	67,132

Real Estate Services - 0.3%
Cushman & Wakefield PLC (a)	5,960	78,136
Newmark Group, Inc. - Class A	3,684	47,818
Opendoor Technologies, Inc. (a)	17,016	39,477
		165,431

Regional Banks - 7.7%
Ameris Bancorp	1,923	117,091
Associated Banc-Corp.	4,056	93,207
Atlantic Union Bankshares Corp.	2,540	104,877
Axos Financial, Inc. (a)	1,417	103,455
Banc of California, Inc.	4,120	57,598
BancFirst Corp.	472	50,707
Bancorp, Inc. (a)	1,311	67,962
Bank of Hawaii Corp.	1,075	73,734
Bank OZK	3,180	149,110
BOK Financial Corp.	621	63,864
Cadence Bank	5,092	167,374
Cathay General Bancorp	1,924	85,272
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 93.6% (CONTINUED)	Shares	Value
Regional Banks - 7.7% (Continued)
Columbia Banking System, Inc.	6,008	$157,169
Community Financial System, Inc.	1,547	95,419
CVB Financial Corp.	3,533	67,339
Eastern Bankshares, Inc.	5,663	94,232
First BanCorp	4,741	101,694
First Financial Bancorp	2,488	68,072
First Financial Bankshares, Inc.	3,340	128,456
First Hawaiian, Inc.	3,513	87,965
First Interstate BancSystem, Inc. - Class A	2,452	77,410
FNB Corp./PA	10,201	156,483
Fulton Financial Corp.	4,375	84,744
Glacier Bancorp, Inc.	3,047	136,231
Hancock Whitney Corp.	2,446	133,870
Home BancShares, Inc.	5,399	152,954
Independent Bank Corp.	1,162	74,542
International Bancshares Corp.	1,644	110,871
New York Community Bancorp, Inc.	7,344	77,259
Old National Bancorp	8,939	178,959
Pacific Premier Bancorp, Inc.	2,579	69,788
ServisFirst Bancshares, Inc.	1,438	115,385
Simmons First National Corp. - Class A	3,310	71,264
Synovus Financial Corp.	3,888	181,764
Texas Capital Bancshares, Inc. (a)	1,257	83,088
TFS Financial Corp.	1,432	19,418
UMB Financial Corp.	1,126	114,875
United Bankshares, Inc.	3,732	145,287
United Community Banks, Inc.	3,513	108,727
Valley National Bancorp	11,727	98,507
WSFS Financial Corp.	1,623	91,683
		4,217,706

Reinsurance - 0.2%
Enstar Group Ltd. (a)	319	103,484

Renewable Electricity - 0.5%
Clearway Energy, Inc. - Class A	945	23,275
Clearway Energy, Inc. - Class C	2,289	61,071
NextEra Energy Partners LP	2,622	66,992
Ormat Technologies, Inc.	1,478	114,752
		266,090

Research & Consulting Services - 0.7%
CBIZ, Inc. (a)	1,302	90,359
Dun & Bradstreet Holdings, Inc.	8,946	97,333
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 93.6% (CONTINUED)	Shares	Value
Research & Consulting Services - 0.7% (Continued)
Exponent, Inc.	1,393	$147,769
ICF International, Inc.	492	72,373
		407,834

Restaurants - 0.9%
Bloomin' Brands, Inc.	2,441	50,895
Cava Group, Inc. (a)	1,936	163,050
Dutch Bros, Inc. - Class A (a)	1,748	66,861
Krispy Kreme, Inc.	2,211	23,503
Papa John's International, Inc.	889	39,320
Shake Shack, Inc. - Class A (a)	1,067	93,491
Wendy's Co.	4,766	80,688
		517,808

Security & Alarm Services - 0.2%
Brink's Co.	1,223	134,518

Semiconductor Materials & Equipment - 0.6%
Axcelis Technologies, Inc. (a)	894	112,957
FormFactor, Inc. (a)	2,101	112,530
Kulicke & Soffa Industries, Inc.	1,496	70,566
SolarEdge Technologies, Inc. (a)	1,569	45,281
		341,334

Semiconductors - 1.7%
Cirrus Logic, Inc. (a)	1,501	195,850
Credo Technology Group Holding Ltd. (a)	3,887	107,864
Diodes, Inc. (a)	1,229	96,108
Impinj, Inc. (a)	654	104,176
Power Integrations, Inc.	1,567	114,454
Silicon Laboratories, Inc. (a)	879	105,594
SiTime Corp. (a)	508	72,110
Synaptics, Inc. (a)	1,080	94,306
Wolfspeed, Inc. (a)(b)	3,441	64,863
		955,325

Silver - 0.2%
Hecla Mining Co.	16,023	92,613

Soft Drinks & Non-alcoholic Beverages - 0.1%
National Beverage Corp. (b)	628	30,640

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 93.6% (CONTINUED)	Shares	Value
Specialized Consumer Services - 0.2%
Frontdoor, Inc. (a)	2,187	$86,299
Mister Car Wash, Inc. (a)	2,517	19,129
		105,428

Specialty Chemicals - 2.1%
Arcadium Lithium PLC (a)	30,150	95,877
Ashland, Inc.	1,263	122,069
Avient Corp.	2,615	118,303
Balchem Corp.	919	163,086
Element Solutions, Inc.	6,362	171,456
Ginkgo Bioworks Holdings, Inc. (a)	40,997	15,579
HB Fuller Co.	1,477	127,317
Innospec, Inc.	657	86,159
NewMarket Corp.	197	110,491
Quaker Chemical Corp.	416	75,533
Sensient Technologies Corp.	1,139	88,899
		1,174,769

Steel - 1.3%
Alpha Metallurgical Resources, Inc.	308	90,986
Arch Resources, Inc.	531	77,818
ATI, Inc. (a)	3,508	237,527
Carpenter Technology Corp.	1,398	203,926
Warrior Met Coal, Inc.	1,425	98,482
		708,739

Systems Software - 1.5%
Appian Corp. - Class A (a)	1,113	41,114
CommVault Systems, Inc. (a)	1,246	190,451
N-able, Inc. (a)	1,792	24,980
Progress Software Corp.	1,174	68,562
Rapid7, Inc. (a)	1,649	64,872
Tenable Holdings, Inc. (a)	3,366	154,567
Teradata Corp. (a)	2,674	86,691
Varonis Systems, Inc. (a)	3,009	165,886
		797,123

Technology Distributors - 0.2%
Avnet, Inc.	2,472	132,895

Technology Hardware, Storage & Peripherals - 0.1%
Xerox Holdings Corp.	3,132	33,716

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 93.6% (CONTINUED)	Shares	Value
Tires & Rubber - 0.2%
Goodyear Tire & Rubber Co. (a)	8,324	$97,391

Trading Companies & Distributors - 2.3%
Air Lease Corp.	2,862	142,012
Beacon Roofing Supply, Inc. (a)	1,769	181,853
Boise Cascade Co.	1,078	153,173
FTAI Aviation Ltd.	2,541	283,194
GATX Corp.	999	139,361
GMS, Inc. (a)	1,083	104,217
Herc Holdings, Inc.	727	113,296
McGrath RentCorp (b)	652	71,609
Rush Enterprises, Inc. - Class A	1,645	83,912
Rush Enterprises, Inc. - Class B	222	10,496
		1,283,123

Transaction & Payment Processing Services - 0.9%
AvidXchange Holdings, Inc. (a)	4,439	39,685
Euronet Worldwide, Inc. (a)	1,184	120,756
Evertec, Inc.	1,793	61,805
Flywire Corp. (a)	3,202	58,628
Marqeta, Inc. - Class A (a)	12,918	69,628
Remitly Global, Inc. (a)	3,705	48,943
Western Union Co.	9,438	112,218
		511,663

Water Utilities - 0.3%
American States Water Co.	993	81,952
California Water Service Group	1,601	85,590
		167,542

Wireless Telecommunication Services - 0.1%
Telephone and Data Systems, Inc.	2,734	57,961
United States Cellular Corp. (a)	384	20,640
		78,601
TOTAL COMMON STOCKS (Cost $45,146,449)		51,338,128

REAL ESTATE INVESTMENT TRUSTS - 6.2%
Apple Hospitality REIT, Inc.	6,054	89,539
Arbor Realty Trust, Inc. (b)	5,077	68,539
Blackstone Mortgage Trust, Inc. - Class A (b)	4,403	78,594
Broadstone Net Lease, Inc.	5,088	88,582
CareTrust REIT, Inc.	3,631	97,892
COPT Defense Properties	3,088	89,459
Cousins Properties, Inc.	4,186	115,157
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

REAL ESTATE INVESTMENT TRUSTS - 6.2% (CONTINUED)	Shares	Value
Douglas Emmett, Inc.	4,950	$79,646
EPR Properties	2,035	91,575
Essential Properties Realty Trust, Inc.	4,718	139,606
HA Sustainable Infrastructure Capital, Inc.	3,059	100,243
Highwoods Properties, Inc.	2,875	89,039
Independence Realty Trust, Inc.	6,177	115,201
Innovative Industrial Properties, Inc.	821	100,827
Kilroy Realty Corp.	3,218	118,969
Kite Realty Group Trust	6,343	156,418
LXP Industrial Trust	7,845	80,804
Macerich Co.	5,932	94,971
National Health Investors, Inc.	1,149	86,014
National Storage Affiliates Trust	2,175	92,590
Outfront Media, Inc.	4,320	70,070
Park Hotels & Resorts, Inc.	5,432	81,806
Phillips Edison & Co., Inc.	3,557	124,851
PotlatchDeltic Corp.	2,127	94,354
Rayonier, Inc.	4,094	124,171
Rithm Capital Corp.	13,763	159,788
Sabra Health Care REIT, Inc.	6,317	102,525
SITE Centers Corp.	5,281	81,591
SL Green Realty Corp.	1,786	119,019
Sunstone Hotel Investors, Inc.	5,656	58,596
Tanger, Inc.	3,043	87,943
Terreno Realty Corp.	2,656	181,697
Vornado Realty Trust	4,874	146,171
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,988,417)		3,406,247

SHORT-TERM INVESTMENTS - 1.3%
Investments Purchased with Proceeds from Securities Lending - 1.1%
First American Government Obligations Fund - Class X, 5.23% (c)	592,281	592,281

Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.23% (c)(d)	96,598	96,598
TOTAL SHORT-TERM INVESTMENTS (Cost $688,879)		688,879

TOTAL INVESTMENTS - 101.1% (Cost $48,823,745)		$55,433,254
Liabilities in Excess of Other Assets - (1.1)%		(587,521)
TOTAL NET ASSETS - 100.0%		$54,845,733
Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
PLC - Public Limited Company
SA - Sociedad Anónima

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $582,329 which represented 1.1% of net assets.
(c)	The rate shown represents the 7-day effective yield as of July 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
July 31, 2024

COMMON STOCKS - 97.9%	Shares	Value
Advertising - 0.1%
Trade Desk, Inc. - Class A (a)	1,076	$96,711

Aerospace & Defense - 1.4%
Axon Enterprise, Inc. (a)	194	58,202
Boeing Co. (a)	1,553	296,002
BWX Technologies, Inc.	138	13,730
Curtiss-Wright Corp.	68	20,040
General Dynamics Corp.	173	51,677
General Electric Co.	1,452	247,130
HEICO Corp.	97	23,410
HEICO Corp. - Class A	172	32,699
Hexcel Corp.	83	5,495
Howmet Aerospace, Inc.	662	63,353
Huntington Ingalls Industries, Inc.	39	10,919
L3Harris Technologies, Inc.	213	48,328
Lockheed Martin Corp.	157	85,081
Northrop Grumman Corp.	113	54,728
Textron, Inc.	103	9,569
TransDigm Group, Inc.	116	150,130
Woodward, Inc.	55	8,579
		1,179,072

Agricultural & Farm Machinery - 0.2%
Deere & Co.	405	150,652
Toro Co.	220	21,060
		171,712

Agricultural Products & Services - 0.0%(b)
Darling Ingredients, Inc. (a)	131	5,205

Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	10	891
Expeditors International of Washington, Inc.	222	27,710
GXO Logistics, Inc. (a)	126	7,053
United Parcel Service, Inc. - Class B	70	9,126
		44,780

Alternative Carriers - 0.0%(b)
Iridium Communications, Inc.	258	7,405

Aluminum - 0.0%(b)
Alcoa Corp.	111	3,667

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Apparel Retail - 0.5%
Burlington Stores, Inc. (a)	160	$41,651
Ross Stores, Inc.	804	115,157
TJX Cos., Inc.	2,789	315,213
		472,021

Apparel, Accessories & Luxury Goods - 0.1%
Columbia Sportswear Co.	22	1,797
Lululemon Athletica, Inc. (a)	279	72,166
PVH Corp.	50	5,100
Ralph Lauren Corp.	81	14,223
Under Armour, Inc. - Class A (a)	103	718
Under Armour, Inc. - Class C (a)	105	713
		94,717

Application Software - 4.1%
Adobe, Inc. (a)	1,108	611,228
Altair Engineering, Inc. - Class A (a)	78	6,892
ANSYS, Inc. (a)	233	73,076
Appfolio, Inc. - Class A (a)	34	7,530
AppLovin Corp. - Class A (a)	467	36,006
Aspen Technology, Inc. (a)	44	8,270
Atlassian Corp. - Class A (a)	391	69,039
Autodesk, Inc. (a)	522	129,206
Bentley Systems, Inc. - Class B	521	25,394
BILL Holdings, Inc. (a)	245	12,240
Cadence Design Systems, Inc. (a)	663	177,459
CCC Intelligent Solutions Holdings, Inc. (a)	681	6,987
Confluent, Inc. - Class A (a)	459	11,484
Datadog, Inc. - Class A (a)	675	78,597
DocuSign, Inc. (a)	481	26,686
DoubleVerify Holdings, Inc. (a)	252	5,322
Dropbox, Inc. - Class A (a)	574	13,730
Dynatrace, Inc. (a)	589	25,869
Elastic NV (a)	239	26,211
Fair Isaac Corp. (a)	63	100,800
Five9, Inc. (a)	128	5,702
Freshworks, Inc. - Class A (a)	461	5,763
Guidewire Software, Inc. (a)	233	34,966
HashiCorp, Inc. - Class A (a)	247	8,336
HubSpot, Inc. (a)	116	57,656
Informatica, Inc. - Class A (a)	90	2,155
Intuit, Inc.	678	438,903
Klaviyo, Inc. - Class A (a)	66	1,729
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Application Software - 4.1% (Continued)
Manhattan Associates, Inc. (a)	162	$41,372
MicroStrategy, Inc. - Class A (a)	43	69,421
Nutanix, Inc. - Class A (a)	553	27,932
Palantir Technologies, Inc. - Class A (a)	5,211	140,124
Pegasystems, Inc.	77	5,369
Procore Technologies, Inc. (a)	144	10,228
PTC, Inc. (a)	321	57,090
RingCentral, Inc. - Class A (a)	146	5,117
Roper Technologies, Inc.	228	124,203
Salesforce, Inc.	2,318	599,898
Samsara, Inc. - Class A (a)	700	26,796
Smartsheet, Inc. - Class A (a)	297	14,244
SPS Commerce, Inc. (a)	103	22,188
Synopsys, Inc. (a)	384	214,395
Tyler Technologies, Inc. (a)	103	58,515
Unity Software, Inc. (a)	587	9,603
Workday, Inc. - Class A (a)	517	117,421
Zoom Video Communications, Inc. - Class A (a)	540	32,616
		3,583,768

Asset Management & Custody Banks - 0.9%
Affiliated Managers Group, Inc.	10	1,856
Ameriprise Financial, Inc.	214	92,035
Ares Management Corp. - Class A	446	68,327
BlackRock, Inc.	199	174,423
Blackstone, Inc.	1,494	212,372
Blue Owl Capital, Inc. - Class A	795	15,161
KKR & Co., Inc.	1,350	166,658
SEI Investments Co.	126	8,548
		739,380

Automobile Manufacturers - 1.9%
Lucid Group, Inc. (a)(c)	2,106	7,413
Rivian Automotive, Inc. - Class A (a)	1,027	16,853
Tesla, Inc. (a)	6,887	1,598,266
		1,622,532

Automotive Parts & Equipment - 0.0%(b)
Aptiv PLC (a)	240	16,653
Gentex Corp.	320	9,939
QuantumScape Corp. (a)(c)	745	4,813
		31,405

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Automotive Retail - 0.4%
AutoZone, Inc. (a)	40	$125,348
CarMax, Inc. (a)	84	7,093
Carvana Co. (a)	241	32,108
Murphy USA, Inc.	32	16,157
O'Reilly Automotive, Inc. (a)	149	167,825
Valvoline, Inc. (a)	256	11,904
		360,435

Biotechnology - 1.9%
AbbVie, Inc.	1,912	354,332
Alnylam Pharmaceuticals, Inc. (a)	328	77,887
Amgen, Inc.	660	219,430
Apellis Pharmaceuticals, Inc. (a)	240	9,504
Arrowhead Pharmaceuticals, Inc. (a)	272	7,768
Biogen, Inc. (a)	86	18,335
BioMarin Pharmaceutical, Inc. (a)	455	38,370
Cerevel Therapeutics Holdings, Inc. (a)	137	6,160
Crispr Therapeutics AG (a)	90	5,156
Exact Sciences Corp. (a)	441	20,145
Exelixis, Inc. (a)	723	16,954
Grail, Inc. (a)	11	169
Halozyme Therapeutics, Inc. (a)	294	16,246
Incyte Corp. (a)	453	29,477
Ionis Pharmaceuticals, Inc. (a)	19	940
Moderna, Inc. (a)	820	97,760
Natera, Inc. (a)	263	26,929
Neurocrine Biosciences, Inc. (a)	233	32,986
Regeneron Pharmaceuticals, Inc. (a)	266	287,065
Roivant Sciences Ltd. (a)	1,098	11,913
Sarepta Therapeutics, Inc. (a)	220	31,293
Vaxcyte, Inc. (a)	256	20,196
Vertex Pharmaceuticals, Inc. (a)	650	322,218
		1,651,233

Brewers - 0.0%(b)
Boston Beer Co., Inc. - Class A (a)	14	3,923

Broadline Retail - 5.0%
Amazon.com, Inc. (a)	22,875	4,277,167
Dillard's, Inc. - Class A	1	399
eBay, Inc.	106	5,895
Etsy, Inc. (a)	273	17,783
		4,301,244

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Building Products - 0.7%
A O Smith Corp.	249	$21,175
Advanced Drainage Systems, Inc.	175	30,982
Allegion PLC	161	22,026
Armstrong World Industries, Inc.	56	7,358
Builders FirstSource, Inc. (a)	256	42,847
Carlisle Cos., Inc.	106	44,369
Carrier Global Corp.	1,578	107,478
Fortune Brands Innovations, Inc.	42	3,394
Johnson Controls International PLC	517	36,986
Lennox International, Inc.	93	54,266
Masco Corp.	231	17,983
Owens Corning	26	4,846
Simpson Manufacturing Co., Inc.	76	14,599
Trane Technologies PLC	565	188,868
Trex Co., Inc. (a)	253	21,158
UFP Industries, Inc.	64	8,444
		626,779

Cable & Satellite - 0.1%
Charter Communications, Inc. - Class A (a)	54	20,505
Liberty Broadband Corp. - Class A (a)	29	1,920
Liberty Broadband Corp. - Class C (a)	272	18,330
Sirius XM Holdings, Inc.	568	1,960
		42,715

Cargo Ground Transportation - 0.2%
JB Hunt Transport Services, Inc.	251	43,461
Knight-Swift Transportation Holdings, Inc.	92	5,007
Landstar System, Inc.	53	10,083
Old Dominion Freight Line, Inc.	474	99,625
Saia, Inc. (a)	64	26,742
U-Haul Holding Co. (a)	2	134
U-Haul Holding Co. – Class B	27	1,721
XPO, Inc. (a)	58	6,664
		193,437

Casinos & Gaming - 0.1%
Boyd Gaming Corp.	5	304
Caesars Entertainment, Inc. (a)	129	5,154
Churchill Downs, Inc.	151	21,678
DraftKings, Inc. - Class A (a)	1,263	46,668
Light & Wonder, Inc. - Class A (a)	220	23,584
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Casinos & Gaming - 0.1% (Continued)
MGM Resorts International (a)	320	$13,750
Wynn Resorts Ltd.	90	7,454
		118,592

Commercial & Residential Mortgage Finance - 0.0%(b)
Rocket Cos., Inc. - Class A (a)	281	4,549
UWM Holdings Corp.	94	790
		5,339

Commodity Chemicals - 0.0%(b)
Olin Corp.	251	11,448
Westlake Corp.	35	5,175
		16,623

Communications Equipment - 0.6%
Arista Networks, Inc. (a)	625	216,594
Ciena Corp. (a)	154	8,122
Cisco Systems, Inc.	1,591	77,084
F5, Inc. (a)	105	21,382
Juniper Networks, Inc.	81	3,053
Lumentum Holdings, Inc. (a)	70	3,625
Motorola Solutions, Inc.	395	157,573
		487,433

Computer & Electronics Retail - 0.0%(b)
GameStop Corp. - Class A (a)	455	10,315

Construction & Engineering - 0.3%
AECOM	239	21,656
API Group Corp. (a)	483	18,301
Comfort Systems USA, Inc.	80	26,593
Emcor Group, Inc.	91	34,165
Quanta Services, Inc.	358	95,006
Valmont Industries, Inc.	22	6,564
WillScot Holdings Corp. (a)	454	18,614
		220,899

Construction Machinery & Heavy Transportation Equipment - 0.4%
Caterpillar, Inc.	907	314,003
Cummins, Inc.	1	292
Oshkosh Corp.	1	109
Paccar, Inc.	35	3,453
Westinghouse Air Brake Technologies Corp.	255	41,093
		358,950
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Construction Materials - 0.2%
Eagle Materials, Inc.	61	$16,610
Martin Marietta Materials, Inc.	139	82,476
Vulcan Materials Co.	313	85,922
		185,008

Consumer Electronics - 0.0%(b)
Garmin Ltd.	225	38,531

Consumer Finance - 0.2%
American Express Co.	762	192,816
Credit Acceptance Corp. (a)	5	2,875
Discover Financial Services	20	2,880
		198,571

Consumer Staples Merchandise Retail - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	102	8,972
Costco Wholesale Corp.	975	801,450
Dollar General Corp.	51	6,140
Dollar Tree, Inc. (a)	271	28,276
Target Corp.	3	451
Walmart, Inc.	2,898	198,919
		1,044,208

Copper - 0.2%
Freeport-McMoRan, Inc.	2,881	130,826

Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	269	57,566
Genpact Ltd.	77	2,670
Maximus, Inc.	53	4,923
SS&C Technologies Holdings, Inc.	245	17,873
		83,032

Distillers & Vintners - 0.1%
Brown-Forman Corp. - Class A	76	3,465
Brown-Forman Corp. - Class B	588	26,554
Constellation Brands, Inc. - Class A	126	30,890
		60,909

Distributors - 0.1%
Genuine Parts Co.	50	7,356
Pool Corp.	107	40,022
		47,378

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Diversified Banks - 0.0%(b)
First Citizens BancShares, Inc. - Class A	11	$22,965

Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	931	116,664

Diversified Support Services - 0.3%
Cintas Corp.	219	167,303
Copart, Inc. (a)	2,328	121,824
		289,127

Education Services - 0.0%(b)
Bright Horizons Family Solutions, Inc. (a)	83	9,981
Duolingo, Inc. (a)	99	17,022
		27,003

Electric Utilities - 0.3%
Alliant Energy Corp.	1	56
Constellation Energy Corp.	770	146,146
Idacorp, Inc.	6	586
NextEra Energy, Inc.	1,599	122,148
Southern Co.	8	668
		269,604

Electrical Components & Equipment - 0.8%
Acuity Brands, Inc.	33	8,295
Ametex, Inc.	563	97,669
Eaton Corp. PLC	886	270,044
Emerson Electric Co.	616	72,140
Generac Holdings, Inc. (a)	106	16,502
Hubbell, Inc.	120	47,478
NEXTracker, Inc. - Class A (a)	281	13,808
nVent Electric PLC	319	23,169
Regal Rexnord Corp.	31	4,981
Rockwell Automation, Inc.	311	86,660
Sunrun, Inc. (a)	277	4,856
Vertiv Holdings Co. - Class A	878	69,099
		714,701

Electronic Components - 0.2%
Amphenol Corp. - Class A	2,985	191,816
Coherent Corp. (a)	74	5,156
Littelfuse, Inc.	40	10,685
		207,657

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Electronic Equipment & Instruments - 0.2%
Cognex Corp.	368	$18,260
Keysight Technologies, Inc. (a)	478	66,714
Teledyne Technologies, Inc. (a)	106	44,717
Trimble, Inc. (a)	502	27,379
Vontier Corp.	130	5,100
Zebra Technologies Corp. - Class A (a)	135	47,411
		209,581

Electronic Manufacturing Services - 0.1%
IPG Photonics Corp. (a)	28	2,251
Jabil, Inc.	163	18,365
TE Connectivity Ltd.	375	57,874
		78,490

Environmental & Facilities Services - 0.5%
Clean Harbors, Inc. (a)	130	31,035
Republic Services, Inc.	522	101,435
Rollins, Inc.	706	33,824
Stericycle, Inc. (a)	75	4,391
Tetra Tech, Inc.	121	25,802
Veralto Corp.	575	61,272
Waste Management, Inc.	907	183,813
		441,572

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	344	26,278
Corteva, Inc.	1,205	67,601
		93,879

Financial Exchanges & Data - 1.4%
Cboe Global Markets, Inc.	248	45,511
CME Group, Inc.	237	45,909
Coinbase Global, Inc. - Class A (a)	459	102,981
FactSet Research Systems, Inc.	94	38,830
Intercontinental Exchange, Inc.	1,098	166,413
MarketAxess Holdings, Inc.	66	14,753
Moody's Corp.	383	174,832
Morningstar, Inc.	74	23,506
MSCI, Inc.	195	105,448
Nasdaq, Inc.	700	47,376
S&P Global, Inc.	782	379,059
Tradeweb Markets, Inc. - Class A	264	29,484
		1,174,102

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Food Distributors - 0.0%(b)
Sysco Corp.	257	$19,699
US Foods Holding Corp. (a)	37	2,012
		21,711

Food Products - 0.0%(b)
Lamb Weston Holdings, Inc.	310	18,606

Food Retail - 0.0%(b)
Casey's General Stores, Inc.	58	22,495

Footwear - 0.4%
Crocs, Inc. (a)	125	16,796
Deckers Outdoor Corp. (a)	61	56,280
NIKE, Inc. - Class B	2,930	219,340
On Holding AG - Class A (a)	490	20,296
Skechers USA, Inc. - Class A (a)	138	8,988
		321,700

Gold - 0.0%(b)
Royal Gold, Inc.	113	15,608

Health Care Distributors - 0.0%(b)
Henry Schein, Inc. (a)	75	5,396

Health Care Equipment - 2.4%
Abbott Laboratories	3,905	413,696
Becton Dickinson & Co.	448	107,995
Boston Scientific Corp. (a)	3,624	267,741
Dexcom, Inc. (a)	928	62,937
Edwards Lifesciences Corp. (a)	1,570	98,988
GE HealthCare Technologies, Inc.	897	75,913
Globus Medical, Inc. - Class A (a)	246	17,702
Hologic, Inc. (a)	331	27,013
Idexx Laboratories, Inc. (a)	215	102,366
Inspire Medical Systems, Inc. (a)	52	7,335
Insulet Corp. (a)	159	30,902
Integra LifeSciences Holdings Corp. (a)	61	1,513
Intuitive Surgical, Inc. (a)	858	381,475
Masimo Corp. (a)	140	14,977
Medtronic PLC	252	20,241
Penumbra, Inc. (a)	105	17,544
QuidelOrtho Corp. (a)	70	2,750
ResMed, Inc.	350	74,638
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Health Care Equipment - 2.4% (Continued)
Steris PLC	235	$56,109
Stryker Corp.	836	273,748
Teleflex, Inc.	89	19,662
Zimmer Biomet Holdings, Inc.	166	18,484
		2,093,729

Health Care Facilities - 0.1%
Acadia Healthcare Co., Inc. (a)	100	6,485
Encompass Health Corp.	52	4,833
HCA Healthcare, Inc.	154	55,909
Universal Health Services, Inc. - Class B	1	214
		67,441

Health Care Services - 0.1%
Chemed Corp.	41	23,377
DaVita, Inc. (a)	29	3,962
Option Care Health, Inc. (a)	374	11,104
Quest Diagnostics, Inc.	42	5,977
R1 RCM, Inc. (a)	97	1,249
		45,669

Health Care Supplies - 0.1%
Align Technology, Inc. (a)	159	36,869
Cooper Cos., Inc.	457	42,652
Dentsply Sirona, Inc.	133	3,609
		83,130

Health Care Technology - 0.0%(b)
Doximity, Inc. - Class A (a)	231	6,468
Teladoc Health, Inc. (a)	354	3,338
		9,806

Heavy Electrical Equipment - 0.1%
GE Vernova, Inc. (a)	386	68,801

Home Furnishings - 0.0%(b)
Tempur Sealy International, Inc.	357	18,689

Home Improvement Retail - 1.0%
Floor & Decor Holdings, Inc. - Class A (a)	239	23,422
Home Depot, Inc.	1,770	651,643
Lowe's Cos., Inc.	714	175,294
		850,359

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Homebuilding - 0.2%
DR Horton, Inc.	341	$61,356
Lennar Corp. - Class A	22	3,893
Lennar Corp. - Class B	1	165
NVR, Inc. (a)	5	43,037
PulteGroup, Inc.	36	4,752
TopBuild Corp. (a)	89	42,590
		155,793

Homefurnishing Retail - 0.0%(b)
RH (a)	13	3,771
Williams-Sonoma, Inc.	182	28,152
		31,923

Hotels, Resorts & Cruise Lines - 0.9%
Airbnb, Inc. - Class A (a)	952	132,861
Booking Holdings, Inc.	84	312,061
Choice Hotels International, Inc. (c)	51	6,500
Expedia Group, Inc. (a)	281	35,875
Hilton Worldwide Holdings, Inc.	595	127,729
Hyatt Hotels Corp. - Class A	123	18,121
Marriott International, Inc. - Class A	576	130,925
Royal Caribbean Cruises Ltd. (a)	264	41,374
Wyndham Hotels & Resorts, Inc.	64	4,846
		810,292

Household Products - 0.9%
Church & Dwight Co., Inc.	468	45,869
Clorox Co.	57	7,520
Colgate-Palmolive Co.	986	97,801
Kimberly-Clark Corp.	179	24,174
Procter & Gamble Co.	3,728	599,313
Reynolds Consumer Products, Inc.	20	557
		775,234

Human Resource & Employment Services - 0.5%
Automatic Data Processing, Inc.	1,019	267,610
Dayforce, Inc. (a)	327	19,384
Paychex, Inc.	590	75,532
Paycom Software, Inc.	92	15,345
Paylocity Holding Corp. (a)	77	11,555
Robert Half, Inc.	76	4,878
TriNet Group, Inc.	51	5,317
		399,621

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Independent Power Producers & Energy Traders - 0.1%
Vistra Corp.	777	$61,554

Industrial Conglomerates - 0.2%
Honeywell International, Inc.	943	193,079

Industrial Gases - 0.7%
Air Products and Chemicals, Inc.	398	105,012
Linde PLC	1,186	537,851
		642,863

Industrial Machinery & Supplies & Components - 1.1%
Chart Industries, Inc. (a)	149	24,001
Crane Co.	147	23,582
Donaldson Co., Inc.	142	10,624
Dover Corp.	225	41,458
Flowserve Corp.	96	4,853
Fortive Corp.	466	33,482
Graco, Inc.	454	38,613
IDEX Corp.	181	37,735
Illinois Tool Works, Inc.	585	144,659
Ingersoll Rand, Inc.	964	96,786
ITT, Inc.	175	24,756
Lincoln Electric Holdings, Inc.	152	31,222
Middleby Corp. (a)	60	8,135
Nordson Corp.	143	35,797
Otis Worldwide Corp.	749	70,781
Parker-Hannifin Corp.	296	166,103
Pentair PLC	416	36,554
RBC Bearings, Inc. (a)	79	22,976
Snap-on, Inc.	29	8,324
Symbotic, Inc. (a)	51	1,367
Watts Water Technologies, Inc. - Class A	48	9,961
Xylem, Inc.	454	60,609
		932,378

Insurance Brokers - 0.7%
Aon PLC - Class A	368	120,892
Arthur J Gallagher & Co.	523	148,265
Brown & Brown, Inc.	538	53,493
Marsh & McLennan Cos., Inc.	1,184	263,523
Ryan Specialty Holdings, Inc.	234	14,412
Willis Towers Watson PLC	156	44,036
		644,621

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Integrated Oil & Gas - 0.1%
Exxon Mobil Corp.	261	$30,952
Occidental Petroleum Corp.	314	19,097
		50,049

Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	483	72,904
Roblox Corp. - Class A (a)	1,442	59,872
Take-Two Interactive Software, Inc. (a)	333	50,126
		182,902

Interactive Media & Services - 8.4%
Alphabet, Inc. - Class A	14,557	2,497,108
Alphabet, Inc. - Class C	12,135	2,101,175
IAC, Inc. (a)	45	2,376
Match Group, Inc. (a)	107	4,081
Meta Platforms, Inc. - Class A	5,409	2,568,356
Pinterest, Inc. - Class A (a)	1,401	44,762
Snap, Inc. - Class A (a)	2,508	33,407
Ziff Davis, Inc. (a)	9	431
ZoomInfo Technologies, Inc. (a)	881	10,008
		7,261,704

Internet Services & Infrastructure - 0.5%
Akamai Technologies, Inc. (a)	435	42,752
Cloudflare, Inc. - Class A (a)	674	52,235
GoDaddy, Inc. - Class A (a)	364	52,944
MongoDB, Inc. (a)	164	41,387
Okta, Inc. (a)	438	41,145
Snowflake, Inc. - Class A (a)	789	102,870
Twilio, Inc. - Class A (a)	552	32,640
VeriSign, Inc. (a)	254	47,500
		413,473

Investment Banking & Brokerage - 0.4%
Charles Schwab Corp.	2,444	159,324
Evercore, Inc. - Class A	34	8,513
Goldman Sachs Group, Inc.	22	11,199
Houlihan Lokey, Inc.	147	22,087
Interactive Brokers Group, Inc. - Class A	155	18,487
LPL Financial Holdings, Inc.	180	39,874
Raymond James Financial, Inc.	390	45,240
Robinhood Markets, Inc. - Class A (a)	1,229	25,280
		330,004

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
IT Consulting & Other Services - 0.9%
Accenture PLC - Class A	1,663	$549,821
Amdocs Ltd.	74	6,473
Cognizant Technology Solutions Corp. - Class A	508	38,445
Epam Systems, Inc. (a)	128	27,537
Gartner, Inc. (a)	195	97,732
Globant SA (a)	75	14,603
		734,611

Leisure Facilities - 0.0%(b)
Planet Fitness, Inc. - Class A (a)	256	18,867
Vail Resorts, Inc.	50	9,101
		27,968

Leisure Products - 0.0%(b)
Brunswick Corp.	40	3,258
Mattel, Inc. (a)	713	13,754
Yeti Holdings, Inc. (a)	154	6,368
		23,380

Life & Health Insurance - 0.0%(b)
Globe Life, Inc.	17	1,577
Primerica, Inc.	25	6,294
		7,871

Life Sciences Tools & Services - 2.0%
10X Genomics, Inc. - Class A (a)	230	4,754
Agilent Technologies, Inc.	786	111,140
Avantor, Inc. (a)	1,624	43,442
Bio-Rad Laboratories, Inc. - Class A (a)	22	7,444
Bio-Techne Corp.	340	27,741
Bruker Corp.	221	15,141
Charles River Laboratories International, Inc. (a)	127	31,001
Danaher Corp.	1,664	461,061
Icon PLC (a)	166	54,521
Illumina, Inc. (a)	71	8,705
Iqvia Holdings, Inc. (a)	439	108,095
Medpace Holdings, Inc. (a)	65	24,864
Mettler-Toledo International, Inc. (a)	50	76,051
Repligen Corp. (a)	144	24,098
Revvity, Inc.	225	28,262
Sotera Health Co. (a)	235	3,259
Thermo Fisher Scientific, Inc.	934	572,860
Waters Corp. (a)	132	44,389
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Life Sciences Tools & Services - 2.0% (Continued)
West Pharmaceutical Services, Inc.	193	$59,091
		1,705,919

Managed Health Care - 1.4%
Elevance Health, Inc.	151	80,337
HealthEquity, Inc. (a)	240	18,835
Humana, Inc.	59	21,335
Molina Healthcare, Inc. (a)	101	34,468
UnitedHealth Group, Inc.	1,784	1,027,869
		1,182,844

Metal, Glass & Plastic Containers - 0.0%(b)
AptarGroup, Inc.	64	9,407
Ball Corp.	336	21,447
Crown Holdings, Inc.	41	3,636
		34,490

Movies & Entertainment - 1.2%
Endeavor Group Holdings, Inc. - Class A	59	1,618
Liberty Media Corp.-Liberty Formula One - Class A (a)	42	3,107
Liberty Media Corp.-Liberty Formula One - Class C (a)	485	39,222
Liberty Media Corp.-Liberty Live - Class A (a)	29	1,095
Liberty Media Corp.-Liberty Live - Class C (a)	67	2,614
Live Nation Entertainment, Inc. (a)	340	32,705
Madison Square Garden Sports Corp. (a)	22	4,409
Netflix, Inc. (a)	1,068	671,078
Roku, Inc. (a)	77	4,482
Spotify Technology SA (a)	308	105,933
TKO Group Holdings, Inc.	72	7,873
Walt Disney Co.	1,759	164,801
Warner Music Group Corp. - Class A	289	8,673
		1,047,610

Multi-Sector Holdings - 1.0%
Berkshire Hathaway, Inc. - Class B (a)	2,024	887,524

Multi-Utilities - 0.0%(b)
WEC Energy Group, Inc.	20	1,721

Office Services & Supplies - 0.0%(b)
MSA Safety, Inc.	53	9,998

Oil & Gas Drilling - 0.0%(b)
Noble Corp. PLC	262	12,372

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Oil & Gas Equipment & Services - 0.2%
ChampionX Corp.	327	$11,203
Halliburton Co.	489	16,959
NOV, Inc.	764	15,906
Schlumberger NV	2,453	118,455
		162,523

Oil & Gas Exploration & Production - 0.3%
Antero Resources Corp. (a)	87	2,525
ConocoPhillips	1,112	123,654
Hess Corp.	719	110,309
Texas Pacific Land Corp.	49	41,400
		277,888

Oil & Gas Storage & Transportation - 0.2%
Cheniere Energy, Inc.	398	72,691
New Fortress Energy, Inc.	222	4,382
Targa Resources Corp.	563	76,163
Williams Cos., Inc.	125	5,367
		158,603

Other Specialty Retail - 0.1%
Chewy, Inc. - Class A (a)	236	5,707
Dick's Sporting Goods, Inc.	9	1,947
Five Below, Inc. (a)	149	10,838
Tractor Supply Co.	219	57,667
Ulta Beauty, Inc. (a)	116	42,327
		118,486

Packaged Foods & Meats - 0.3%
General Mills, Inc.	35	2,350
Hershey Co.	248	48,975
Lancaster Colony Corp.	24	4,633
McCormick & Co., Inc.	254	19,561
Mondelez International, Inc. - Class A	2,029	138,682
Pilgrim's Pride Corp. (a)	1	41
		214,242

Paper & Plastic Packaging Products & Materials - 0.1%
Avery Dennison Corp.	160	34,693
Graphic Packaging Holding Co.	18	542
Packaging Corp. of America	25	4,996
		40,231

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Passenger Ground Transportation - 0.4%
Grab Holdings Ltd. - Class A (a)	6,699	$22,107
Lyft, Inc. - Class A (a)	767	9,242
Uber Technologies, Inc. (a)	4,945	318,804
		350,153

Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	293	15,025
Coty, Inc. - Class A (a)	937	9,323
elf Beauty, Inc. (a)	143	24,679
Estee Lauder Cos., Inc. - Class A	485	48,311
Kenvue, Inc.	2,557	47,279
		144,617

Pharmaceuticals - 2.9%
Catalent, Inc. (a)	336	19,938
Elanco Animal Health, Inc. (a)	283	3,690
Eli Lilly & Co.	2,100	1,688,967
Jazz Pharmaceuticals PLC (a)	12	1,323
Johnson & Johnson	1,659	261,873
Merck & Co., Inc.	2,882	326,041
Zoetis, Inc.	1,028	185,081
		2,486,913

Property & Casualty Insurance - 0.5%
Allstate Corp.	38	6,503
Arch Capital Group Ltd. (a)	208	19,922
Chubb Ltd.	160	44,106
Cincinnati Financial Corp.	12	1,567
Erie Indemnity Co. - Class A	75	33,086
Kinsale Capital Group, Inc.	60	27,424
Markel Group, Inc. (a)	6	9,833
Progressive Corp.	1,449	310,260
RLI Corp.	73	10,993
Selective Insurance Group, Inc.	36	3,252
W R Berkley Corp.	103	5,678
		472,624

Publishing - 0.0%(b)
New York Times Co. - Class A	338	18,113
News Corp. - Class A	289	7,971
News Corp. - Class B	68	1,937
		28,021

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Rail Transportation - 0.6%
CSX Corp.	3,355	$117,760
Norfolk Southern Corp.	246	61,392
Union Pacific Corp.	1,197	295,336
		474,488

Real Estate Development - 0.0%(b)
Howard Hughes Holdings, Inc. (a)	48	3,560

Real Estate Services - 0.2%
CBRE Group, Inc. - Class A (a)	710	80,024
CoStar Group, Inc. (a)	964	75,211
Zillow Group, Inc. - Class A (a)	68	3,223
Zillow Group, Inc. - Class C (a)	332	16,169
		174,627

Regional Banks - 0.0%(b)
Commerce Bancshares, Inc.	71	4,594
Cullen/Frost Bankers, Inc.	1	117
First Financial Bankshares, Inc.	135	5,192
Pinnacle Financial Partners, Inc.	21	2,023
TFS Financial Corp.	5	68
Western Alliance Bancorp	10	805
		12,799

Reinsurance - 0.0%(b)
RenaissanceRe Holdings Ltd.	1	232

Research & Consulting Services - 0.4%
Booz Allen Hamilton Holding Corp.	288	41,273
CACI International, Inc. - Class A (a)	21	9,691
Clarivate PLC (a)	922	6,214
Dun & Bradstreet Holdings, Inc.	470	5,114
Equifax, Inc.	312	87,163
FTI Consulting, Inc. (a)	97	21,143
Jacobs Solutions, Inc.	91	13,318
KBR, Inc.	235	15,649
Leidos Holdings, Inc.	100	14,440
Parsons Corp. (a)	69	6,305
Science Applications International Corp.	30	3,732
TransUnion	465	41,971
Verisk Analytics, Inc.	344	90,042
		356,055

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Restaurants - 1.1%
Chipotle Mexican Grill, Inc. (a)	3,340	$181,429
Darden Restaurants, Inc.	144	21,066
Domino's Pizza, Inc.	74	31,724
DoorDash, Inc. - Class A (a)	297	32,884
Dutch Bros, Inc. - Class A (a)	348	13,311
McDonald's Corp.	1,316	349,266
Starbucks Corp.	2,245	174,998
Texas Roadhouse, Inc.	174	30,382
Wendy's Co.	96	1,625
Wingstop, Inc.	67	25,050
Yum! Brands, Inc.	618	82,089
		943,824

Semiconductor Materials & Equipment - 1.4%
Amkor Technology, Inc.	99	3,233
Applied Materials, Inc.	2,044	433,737
Enphase Energy, Inc. (a)	403	46,389
Entegris, Inc.	386	45,660
KLA Corp.	344	283,136
Lam Research Corp.	329	303,088
MKS Instruments, Inc.	162	20,396
Onto Innovation, Inc. (a)	133	25,443
SolarEdge Technologies, Inc. (a)	101	2,915
Teradyne, Inc.	365	47,873
		1,211,870

Semiconductors - 12.9%
Advanced Micro Devices, Inc. (a)	4,007	578,931
Analog Devices, Inc.	1,108	256,369
Broadcom, Inc.	11,274	1,811,506
Cirrus Logic, Inc. (a)	155	20,224
First Solar, Inc. (a)	241	52,054
Global Foundries, Inc. (a)	150	7,652
Lattice Semiconductor Corp. (a)	304	16,112
Marvell Technology, Inc.	2,081	139,385
Microchip Technology, Inc.	1,294	114,881
Micron Technology, Inc.	191	20,976
Monolithic Power Systems, Inc.	110	94,940
Nvidia Corp.	59,493	6,961,871
NXP Semiconductors NV	619	162,896
ON Semiconductor Corp. (a)	1,159	90,692
Qorvo, Inc. (a)	233	27,913
Qualcomm, Inc.	2,483	449,299
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Semiconductors - 12.9% (Continued)
Rambus, Inc. (a)	250	$12,860
Silicon Laboratories, Inc. (a)	56	6,727
Skyworks Solutions, Inc.	59	6,704
Synaptics, Inc. (a)	64	5,589
Texas Instruments, Inc.	1,848	376,641
Universal Display Corp.	79	17,587
Wolfspeed, Inc. (a)(c)	253	4,769
		11,236,578

Soft Drinks & Non-alcoholic Beverages - 1.1%
Celsius Holdings, Inc. (a)	467	21,870
Coca-Cola Co.	5,593	373,277
Coca-Cola Consolidated, Inc.	9	10,313
Keurig Dr Pepper, Inc.	942	32,292
Monster Beverage Corp. (a)	2,045	105,215
PepsiCo, Inc.	2,224	384,018
		926,985

Specialized Consumer Services - 0.0%(b)
H&R Block, Inc.	58	3,360
Service Corp. International/US	227	18,140
		21,500

Specialty Chemicals - 0.5%
Albemarle Corp.	50	4,684
Ashland, Inc.	39	3,769
Axalta Coating Systems Ltd. (a)	297	10,588
Celanese Corp.	58	8,187
DuPont de Nemours, Inc.	310	25,947
Ecolab, Inc.	587	135,415
PPG Industries, Inc.	282	35,808
RPM International, Inc.	230	27,936
Sherwin-Williams Co.	571	200,307
		452,641

Steel - 0.0%(b)
Cleveland-Cliffs, Inc. (a)	119	1,827
Reliance, Inc.	17	5,177
		7,004

Systems Software - 10.7%
Crowdstrike Holdings, Inc. - Class A (a)	559	129,666
CyberArk Software Ltd. (a)	125	32,048
Dolby Laboratories, Inc. - Class A	72	5,671
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Systems Software - 10.7% (Continued)
Fortinet, Inc. (a)	1,555	$90,252
Gen Digital, Inc.	981	25,496
Gitlab, Inc. - Class A (a)	231	11,834
Microsoft Corp.	18,373	7,686,345
Monday.com Ltd. (a)	92	21,143
Oracle Corp.	3,954	551,385
Palo Alto Networks, Inc. (a)	802	260,433
Qualys, Inc. (a)	64	9,545
SentinelOne, Inc. - Class A (a)	559	12,801
ServiceNow, Inc. (a)	514	418,596
Teradata Corp. (a)	232	7,521
UiPath, Inc. - Class A (a)	924	11,245
Zscaler, Inc. (a)	222	39,816
		9,313,797

Technology Distributors - 0.1%
CDW Corp.	349	76,120

Technology Hardware, Storage & Peripherals - 9.4%
Apple, Inc.	36,014	7,997,989
NetApp, Inc.	277	35,174
Pure Storage, Inc. - Class A (a)	711	42,610
Seagate Technology Holdings PLC	44	4,496
Super Micro Computer, Inc. (a)	125	87,706
		8,167,975

Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	52	11,346
Core & Main, Inc. - Class A (a)	279	14,918
Fastenal Co.	1,219	86,244
Ferguson PLC	362	80,599
SiteOne Landscape Supply, Inc. (a)	80	11,735
United Rentals, Inc.	128	96,909
Watsco, Inc.	85	41,607
WW Grainger, Inc.	115	112,333
		455,691

Transaction & Payment Processing Services - 3.0%
Affirm Holdings, Inc. (a)	502	14,201
Block, Inc. (a)	1,344	83,167
Corpay, Inc. (a)	163	47,567
Euronet Worldwide, Inc. (a)	28	2,856
Fiserv, Inc. (a)	1,428	233,578
Global Payments, Inc.	337	34,253
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Transaction & Payment Processing Services - 3.0% (Continued)
Jack Henry & Associates, Inc.	165	$28,294
Mastercard, Inc. - Class A	2,050	950,605
PayPal Holdings, Inc. (a)	2,206	145,111
Toast, Inc. - Class A (a)	981	25,663
Visa, Inc. - Class A	3,876	1,029,737
WEX, Inc. (a)	76	13,942
		2,608,974

Water Utilities - 0.0%(b)
American Water Works Co., Inc.	199	28,330
Essential Utilities, Inc.	239	9,715
		38,045

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	557	101,530
TOTAL COMMON STOCKS (Cost $69,924,064)		85,127,634

REAL ESTATE INVESTMENT TRUSTS - 1.8%
Agree Realty Corp.	3	207
American Homes 4 Rent - Class A	670	24,180
American Tower Corp.	1,131	249,272
AvalonBay Communities, Inc.	160	32,787
Brixmor Property Group, Inc.	56	1,426
Camden Property Trust	238	26,359
Crown Castle, Inc.	544	59,884
CubeSmart	272	12,942
Digital Realty Trust, Inc.	577	86,256
EastGroup Properties, Inc.	120	22,439
Equinix, Inc.	228	180,175
Equity LifeStyle Properties, Inc.	500	34,340
Equity Residential	96	6,684
Essex Property Trust, Inc.	48	13,361
Extra Space Storage, Inc.	328	52,355
Federal Realty Investment Trust	49	5,471
First Industrial Realty Trust, Inc.	261	14,282
Host Hotels & Resorts, Inc.	109	1,909
Invitation Homes, Inc.	1,131	39,890
Iron Mountain, Inc.	600	61,536
Lamar Advertising Co. - Class A	64	7,671
Mid-America Apartment Communities, Inc.	96	13,418
National Storage Affiliates Trust	68	2,895
Prologis, Inc.	2,220	279,831
Public Storage	300	88,776
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

REAL ESTATE INVESTMENT TRUSTS - 1.8% (CONTINUED)	Shares	Value
Rayonier, Inc.	131	$3,973
Regency Centers Corp.	88	5,926
Rexford Industrial Realty, Inc.	495	24,804
Ryman Hospitality Properties, Inc.	62	6,232
SBA Communications Corp.	252	55,324
STAG Industrial, Inc.	232	9,468
Sun Communities, Inc.	236	29,908
UDR, Inc.	307	12,302
Vornado Realty Trust	261	7,827
Welltower, Inc.	472	52,510
Weyerhaeuser Co.	346	10,989
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,413,456)		1,537,609

CONTINGENT VALUE RIGHTS - 0.0%(b)
Health Care - 0.0%(b)
Abiomed, Inc., Exercise Price $0.00 (a)(d)	4	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 0.3%
Investments Purchased with Proceeds from Securities Lending - 0.0%(b)
First American Government Obligations Fund - Class X, 5.23% (e)	22,744	22,744

Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.23% (e)	273,363	273,363
TOTAL SHORT-TERM INVESTMENTS (Cost $296,107)		296,107

TOTAL INVESTMENTS - 100.0% (Cost $71,633,627)		$86,961,350
Liabilities in Excess of Other Assets - (0.0)% (b)		(8,821)
TOTAL NET ASSETS - 100.0%		$86,952,529
Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $21,918 which represented 0.0% of net assets.
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of July 31, 2024.
(e)	The rate shown represents the 7-day effective yield as of July 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
July 31, 2024

COMMON STOCKS - 95.6%	Shares	Value
Advertising - 0.2%
Interpublic Group of Cos., Inc.	1,334	$42,915
Omnicom Group, Inc.	676	66,275
		109,190

Aerospace & Defense - 3.2%
BWX Technologies, Inc.	43	4,278
Curtiss-Wright Corp.	19	5,599
General Dynamics Corp.	590	176,239
General Electric Co.	1,677	285,425
Hexcel Corp.	128	8,475
Howmet Aerospace, Inc.	437	41,821
Huntington Ingalls Industries, Inc.	52	14,559
L3Harris Technologies, Inc.	417	94,613
Lockheed Martin Corp.	617	334,365
Northrop Grumman Corp.	294	142,390
RTX Corp.	4,765	559,840
Textron, Inc.	534	49,609
TransDigm Group, Inc.	22	28,473
Woodward, Inc.	88	13,727
		1,759,413

Agricultural & Farm Machinery - 0.3%
AGCO Corp.	205	19,356
CNH Industrial NV	3,152	33,569
Deere & Co.	314	116,802
Toro Co.	32	3,063
		172,790

Agricultural Products & Services - 0.4%
Archer-Daniels-Midland Co.	1,775	110,068
Bunge Global SA	485	51,037
Darling Ingredients, Inc. (a)	262	10,409
Ingredion, Inc.	274	34,077
		205,591

Air Freight & Logistics - 1.2%
CH Robinson Worldwide, Inc.	382	34,017
Expeditors International of Washington, Inc.	190	23,716
FedEx Corp.	814	246,031
GXO Logistics, Inc. (a)	109	6,102
United Parcel Service, Inc. - Class B	2,470	322,014
		631,880

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Aluminum - 0.0%(b)
Alcoa Corp.	395	$13,051

Apparel Retail - 0.1%
Gap, Inc.	819	19,230
Ross Stores, Inc.	63	9,024
		28,254

Apparel, Accessories & Luxury Goods - 0.2%
Capri Holdings Ltd. (a)	399	13,382
Columbia Sportswear Co.	65	5,311
Levi Strauss & Co. - Class A	247	4,528
PVH Corp.	151	15,400
Ralph Lauren Corp.	60	10,535
Tapestry, Inc.	788	31,591
Under Armour, Inc. - Class A (a)	613	4,273
Under Armour, Inc. - Class C (a)	629	4,271
VF Corp.	1,181	20,030
		109,321

Application Software - 0.1%
Altair Engineering, Inc. - Class A (a)	24	2,121
Aspen Technology, Inc. (a)	13	2,443
CCC Intelligent Solutions Holdings, Inc. (a)	214	2,196
DoubleVerify Holdings, Inc. (a)	71	1,500
Procore Technologies, Inc. (a)	8	568
Roper Technologies, Inc.	74	40,311
		49,139

Asset Management & Custody Banks - 1.6%
Affiliated Managers Group, Inc.	118	21,903
Ameriprise Financial, Inc.	68	29,245
Bank of New York Mellon Corp.	2,667	173,542
BlackRock, Inc.	203	177,930
Blackstone, Inc.	395	56,149
Blue Owl Capital, Inc. - Class A	439	8,372
Carlyle Group, Inc.	810	40,289
Franklin Resources, Inc.	1,122	25,660
Invesco Ltd.	1,536	26,511
KKR & Co., Inc.	401	49,504
Northern Trust Corp.	756	67,019
SEI Investments Co.	118	8,005
State Street Corp.	986	83,781
T Rowe Price Group, Inc.	766	87,485
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Asset Management & Custody Banks - 1.6% (Continued)
TPG, Inc.	263	$13,410
		868,805

Automobile Manufacturers - 0.9%
Ford Motor Co.	13,964	151,090
General Motors Co.	4,096	181,535
Rivian Automotive, Inc. - Class A (a)	1,172	19,233
Stellantis NV	7,490	125,008
Thor Industries, Inc.	185	19,636
		496,502

Automotive Parts & Equipment - 0.2%
Aptiv PLC (a)	615	42,675
BorgWarner, Inc.	787	27,789
Gentex Corp.	384	11,927
Lear Corp.	197	24,042
		106,433

Automotive Retail - 0.2%
Advance Auto Parts, Inc.	193	12,223
AutoNation, Inc. (a)	122	23,268
CarMax, Inc. (a)	386	32,594
Lithia Motors, Inc.	103	28,462
Murphy USA, Inc.	8	4,039
Penske Automotive Group, Inc.	65	11,317
Valvoline, Inc. (a)	53	2,464
		114,367

Biotechnology - 2.7%
AbbVie, Inc.	3,566	660,851
Amgen, Inc.	956	317,841
Biogen, Inc. (a)	406	86,559
CRISPR Therapeutics AG (a)	63	3,609
Cytokinetics, Inc. (a)	340	20,064
Gilead Sciences, Inc.	4,513	343,259
GRAIL, Inc. (a)	60	923
Ionis Pharmaceuticals, Inc. (a)	429	21,218
Vaxcyte, Inc. (a)	32	2,525
		1,456,849

Brewers - 0.1%
Boston Beer Co., Inc. - Class A (a)	2	560
Molson Coors Beverage Co. - Class B	602	31,816
		32,376

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Broadcasting - 0.2%
Fox Corp. - Class A	945	$35,948
Fox Corp. - Class B	418	14,810
Nexstar Media Group, Inc.	81	14,968
Paramount Global - Class A	13	298
Paramount Global - Class B	1,704	19,459
		85,483

Broadline Retail - 0.2%
Dillard's, Inc. - Class A	20	7,972
eBay, Inc.	1,728	96,094
Macy's, Inc.	970	16,761
		120,827

Building Products - 0.6%
A O Smith Corp.	38	3,232
Allegion PLC	72	9,850
Armstrong World Industries, Inc.	36	4,730
Builders FirstSource, Inc. (a)	114	19,080
Carlisle Cos., Inc.	14	5,860
Carrier Global Corp.	638	43,454
Fortune Brands Innovations, Inc.	379	30,627
Johnson Controls International PLC	1,624	116,181
Masco Corp.	417	32,464
Owens Corning	245	45,663
UFP Industries, Inc.	121	15,964
		327,105

Cable & Satellite - 1.3%
Cable One, Inc.	11	4,547
Charter Communications, Inc. - Class A (a)	218	82,779
Comcast Corp. - Class A	14,163	584,507
Liberty Media Corp.-Liberty SiriusXM (a)	577	12,988
Liberty Media Corp.-Liberty SiriusXM – Class A (a)	236	5,338
Sirius XM Holdings, Inc.	1,672	5,769
		695,928

Cargo Ground Transportation - 0.1%
Knight-Swift Transportation Holdings, Inc.	373	20,302
Landstar System, Inc.	17	3,234
U-Haul Holding Co.	263	16,761
U-Haul Holding Co. – Class B (a)	7	468
XPO, Inc. (a)	325	37,339
		78,104

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Casinos & Gaming - 0.2%
Boyd Gaming Corp.	210	$12,783
Caesars Entertainment, Inc. (a)	440	17,578
International Game Technology PLC	378	8,872
Las Vegas Sands Corp.	1,338	53,079
MGM Resorts International (a)	392	16,844
Penn Entertainment, Inc. (a)	556	11,103
Wynn Resorts Ltd.	115	9,524
		129,783

Commercial & Residential Mortgage Finance - 0.1%
Essent Group Ltd.	380	23,879
MGIC Investment Corp.	972	24,144
Radian Group, Inc.	558	20,702
UWM Holdings Corp.	77	647
		69,372

Commodity Chemicals - 0.4%
Dow, Inc.	2,468	134,432
LyondellBasell Industries NV - Class A	931	92,597
Olin Corp.	30	1,368
Westlake Corp.	33	4,880
		233,277

Communications Equipment - 1.1%
Ciena Corp. (a)	199	10,495
Cisco Systems, Inc.	10,935	529,801
F5, Inc. (a)	56	11,404
Juniper Networks, Inc.	949	35,768
Lumentum Holdings, Inc. (a)	64	3,314
		590,782

Computer & Electronics Retail - 0.1%
Best Buy Co., Inc.	675	58,401
GameStop Corp. - Class A (a)	250	5,667
		64,068

Construction & Engineering - 0.1%
AECOM	175	15,857
EMCOR Group, Inc.	20	7,509
MasTec, Inc. (a)	208	22,886
MDU Resources Group, Inc.	635	17,107
Valmont Industries, Inc.	20	5,967
		69,326

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Construction Machinery & Heavy Transportation Equipment - 1.0%
Allison Transmission Holdings, Inc.	296	$26,223
Caterpillar, Inc.	460	159,252
Cummins, Inc.	507	147,943
Oshkosh Corp.	270	29,335
Paccar, Inc.	1,766	174,233
Westinghouse Air Brake Technologies Corp.	225	36,259
		573,245

Construction Materials - 0.4%
CRH PLC	2,449	209,879

Consumer Electronics - 0.1%
Garmin Ltd.	211	36,134

Consumer Finance - 1.3%
Ally Financial, Inc.	976	43,930
American Express Co.	786	198,889
Capital One Financial Corp.	1,297	196,366
Credit Acceptance Corp. (a)	13	7,474
Discover Financial Services	860	123,831
OneMain Holdings, Inc.	399	20,852
SLM Corp.	771	17,494
SoFi Technologies, Inc. (a)	3,071	23,155
Synchrony Financial	1,491	75,728
		707,719

Consumer Staples Merchandise Retail - 2.4%
BJ's Wholesale Club Holdings, Inc. (a)	252	22,166
Costco Wholesale Corp.	186	152,892
Dollar General Corp.	667	80,300
Dollar Tree, Inc. (a)	321	33,493
Target Corp.	1,672	251,486
Walmart, Inc.	11,319	776,936
		1,317,273

Copper - 0.1%
Freeport-McMoRan, Inc.	849	38,553

Data Processing & Outsourced Services - 0.1%
Concentrix Corp.	194	13,677
Genpact Ltd.	448	15,532
Maximus, Inc.	86	7,988
SS&C Technologies Holdings, Inc.	389	28,378
		65,575

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Distillers & Vintners - 0.2%
Brown-Forman Corp. - Class A	1	$45
Brown-Forman Corp. - Class B	93	4,200
Constellation Brands, Inc. - Class A	380	93,161
		97,406

Distributors - 0.2%
Genuine Parts Co.	379	55,755
LKQ Corp.	941	39,051
		94,806

Diversified Banks - 9.3%
Bank of America Corp.	24,537	989,087
Citigroup, Inc.	6,618	429,376
Comerica, Inc.	548	30,036
Fifth Third Bancorp	2,427	102,759
First Citizens BancShares, Inc. - Class A	22	45,929
JPMorgan Chase & Co.	10,223	2,175,454
KeyCorp	3,354	54,100
PNC Financial Services Group, Inc.	1,419	256,981
US Bancorp	5,416	243,070
Wells Fargo & Co.	12,600	747,684
		5,074,476

Diversified Chemicals - 0.0%(b)
Huntsman Corp.	586	14,023

Diversified Financial Services - 0.2%
Corebridge Financial, Inc.	822	24,290
Equitable Holdings, Inc.	1,189	51,852
Voya Financial, Inc.	370	26,910
		103,052

Drug Retail - 0.1%
Walgreens Boots Alliance, Inc.	2,487	29,521

Education Services - 0.0%(b)
Bright Horizons Family Solutions, Inc. (a)	27	3,247

Electric Utilities - 4.2%
Alliant Energy Corp.	985	54,825
American Electric Power Co., Inc.	1,890	185,447
Avangrid, Inc.	219	7,812
Duke Energy Corp.	2,743	299,728
Edison International	1,439	115,134
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Electric Utilities - 4.2% (Continued)
Entergy Corp.	750	$86,977
Evergy, Inc.	777	45,066
Eversource Energy	1,315	85,357
Exelon Corp.	3,555	132,246
FirstEnergy Corp.	1,906	79,880
Idacorp, Inc.	138	13,490
NextEra Energy, Inc.	4,901	374,387
NRG Energy, Inc.	779	58,557
OGE Energy Corp.	661	25,627
PG&E Corp.	7,468	136,291
Pinnacle West Capital Corp.	398	34,065
PNM Resources, Inc.	301	12,516
Portland General Electric Co.	297	14,072
PPL Corp.	2,612	77,629
Southern Co.	3,924	327,732
Xcel Energy, Inc.	2,044	119,124
		2,285,962

Electrical Components & Equipment - 0.5%
Acuity Brands, Inc.	60	15,081
AMETEK, Inc.	18	3,123
Eaton Corp. PLC	143	43,585
Emerson Electric Co.	1,241	145,334
Generac Holdings, Inc. (a)	1	156
Hubbell, Inc.	10	3,956
nVent Electric PLC	63	4,576
Regal Rexnord Corp.	202	32,457
Sensata Technologies Holding PLC	665	25,928
Sunrun, Inc. (a)	421	7,380
		281,576

Electronic Components - 0.2%
Coherent Corp. (a)	380	26,478
Corning, Inc.	2,695	107,827
Littelfuse, Inc.	1	267
		134,572

Electronic Equipment & Instruments - 0.1%
Crane NXT Co.	156	9,809
Teledyne Technologies, Inc. (a)	22	9,281
Trimble, Inc. (a)	81	4,418
Vontier Corp.	237	9,298
Zebra Technologies Corp. - Class A (a)	1	351
		33,157
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Electronic Manufacturing Services - 0.3%
Flex Ltd. (a)	1,515	$48,707
IPG Photonics Corp. (a)	13	1,045
Jabil, Inc.	213	23,999
TE Connectivity Ltd.	556	85,808
		159,559

Environmental & Facilities Services - 0.1%
Republic Services, Inc.	28	5,441
Stericycle, Inc. (a)	208	12,178
Waste Management, Inc.	103	20,874
		38,493

Fertilizers & Agricultural Chemicals - 0.2%
CF Industries Holdings, Inc.	74	5,653
Corteva, Inc.	642	36,016
FMC Corp.	418	24,394
Mosaic Co.	1,150	34,236
Scotts Miracle-Gro Co.	191	15,013
		115,312

Financial Exchanges & Data - 0.5%
CME Group, Inc.	927	179,569
Intercontinental Exchange, Inc.	414	62,746
Nasdaq, Inc.	389	26,328
		268,643

Food Distributors - 0.3%
Performance Food Group Co. (a)	568	39,192
Sysco Corp.	1,440	110,376
US Foods Holding Corp. (a)	741	40,303
		189,871

Food Products - 0.0%(b)
Lamb Weston Holdings, Inc.	1	60

Food Retail - 0.3%
Albertsons Cos., Inc. - Class A	1,110	22,011
Casey's General Stores, Inc.	51	19,780
Kroger Co.	2,374	129,383
		171,174

Footwear - 0.0%(b)
Crocs, Inc. (a)	36	4,837
Skechers USA, Inc. - Class A (a)	223	14,524
		19,361
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Gas Utilities - 0.2%
Atmos Energy Corp.	509	$65,091
National Fuel Gas Co.	306	17,928
UGI Corp.	747	18,511
		101,530

Gold - 0.4%
Newmont Corp.	4,096	200,991
Royal Gold, Inc.	1	138
		201,129

Health Care Distributors - 1.0%
Cardinal Health, Inc.	896	90,344
Cencora, Inc.	612	145,582
Henry Schein, Inc. (a)	268	19,280
McKesson Corp.	456	281,361
		536,567

Health Care Equipment - 1.3%
Abbott Laboratories	631	66,848
Baxter International, Inc.	1,757	62,936
Becton Dickinson & Co.	376	90,638
Envista Holdings Corp. (a)	591	10,088
GE HealthCare Technologies, Inc.	187	15,826
Globus Medical, Inc. - Class A (a)	1	72
Hologic, Inc. (a)	252	20,566
Integra LifeSciences Holdings Corp. (a)	74	1,836
Medtronic PLC	4,377	351,561
QuidelOrtho Corp. (a)	4	157
STERIS PLC	1	239
Teleflex, Inc.	37	8,174
Zimmer Biomet Holdings, Inc.	505	56,232
		685,173

Health Care Facilities - 0.5%
Acadia Healthcare Co., Inc. (a)	79	5,123
Encompass Health Corp.	253	23,514
HCA Healthcare, Inc.	442	160,468
Tenet Healthcare Corp. (a)	326	48,802
Universal Health Services, Inc. - Class B	202	43,180
		281,087

Health Care Services - 1.4%
Cigna Group	1,005	350,413
CVS Health Corp.	4,535	273,597
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Health Care Services - 1.4% (Continued)
DaVita, Inc. (a)	142	$19,400
Labcorp Holdings, Inc.	299	64,417
Quest Diagnostics, Inc.	314	44,682
R1 RCM, Inc. (a)	299	3,851
		756,360

Health Care Supplies - 0.1%
Cooper Cos., Inc.	21	1,960
Dentsply Sirona, Inc.	446	12,105
Solventum Corp. (a)	455	26,790
		40,855

Health Care Technology - 0.0%(b)
Doximity, Inc. - Class A (a)	1	28

Heavy Electrical Equipment - 0.1%
GE Vernova, Inc. (a)	452	80,564

Home Furnishings - 0.1%
Leggett & Platt, Inc.	418	5,505
Mohawk Industries, Inc. (a)	190	30,603
		36,108

Home Improvement Retail - 1.1%
Home Depot, Inc.	1,029	378,837
Lowe's Cos., Inc.	973	238,881
		617,718

Homebuilding - 0.8%
DR Horton, Inc.	598	107,598
Lennar Corp. - Class A	799	141,367
Lennar Corp. - Class B	18	2,969
NVR, Inc. (a)	3	25,823
PulteGroup, Inc.	694	91,608
Toll Brothers, Inc.	380	54,230
		423,595

Homefurnishing Retail - 0.1%
RH (a)	18	5,221
Wayfair, Inc. - Class A (a)	422	22,970
Williams-Sonoma, Inc.	191	29,544
		57,735

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Hotels, Resorts & Cruise Lines - 0.4%
Carnival Corp. (a)	3,551	$59,160
Choice Hotels International, Inc.	1	127
Expedia Group, Inc. (a)	21	2,681
Marriott Vacations Worldwide Corp.	92	7,781
Norwegian Cruise Line Holdings Ltd. (a)	1,542	28,419
Royal Caribbean Cruises Ltd. (a)	482	75,539
Travel + Leisure Co.	220	10,140
Wyndham Hotels & Resorts, Inc.	190	14,387
		198,234

Household Appliances - 0.0%(b)
Whirlpool Corp.	190	19,374

Household Products - 1.5%
Church & Dwight Co., Inc.	206	20,190
Clorox Co.	323	42,613
Colgate-Palmolive Co.	1,429	141,742
Kimberly-Clark Corp.	1,015	137,076
Procter & Gamble Co.	3,093	497,231
Reynolds Consumer Products, Inc.	311	8,652
		847,504

Housewares & Specialties - 0.0%(b)
Newell Brands, Inc.	1,370	11,768

Human Resource & Employment Services - 0.1%
ManpowerGroup, Inc.	114	8,730
Paychex, Inc.	246	31,493
Robert Half, Inc.	224	14,379
		54,602

Independent Power Producers & Energy Traders - 0.1%
AES Corp.	2,499	44,457
Vistra Corp.	50	3,961
		48,418

Industrial Conglomerates - 0.8%
3M Co.	1,998	254,845
Honeywell International, Inc.	939	192,260
		447,105

Industrial Gases - 0.1%
Air Products and Chemicals, Inc.	232	61,213

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 0.7%
Crane Co.	17	$2,727
Donaldson Co., Inc.	210	15,712
Dover Corp.	141	25,981
Flowserve Corp.	211	10,666
Fortive Corp.	574	41,242
Gates Industrial Corp. PLC (a)	581	10,801
IDEX Corp.	1	209
Illinois Tool Works, Inc.	207	51,187
ITT, Inc.	51	7,214
Middleby Corp. (a)	90	12,202
Otis Worldwide Corp.	301	28,445
Parker-Hannifin Corp.	24	13,468
Pentair PLC	98	8,611
Snap-on, Inc.	106	30,425
Stanley Black & Decker, Inc.	594	62,738
Timken Co.	213	18,520
Xylem, Inc.	271	36,179
		376,327

Insurance Brokers - 0.2%
Aon PLC - Class A	115	37,779
Marsh & McLennan Cos., Inc.	22	4,897
Willis Towers Watson PLC	148	41,777
		84,453

Integrated Oil & Gas - 5.4%
Chevron Corp.	6,190	993,309
Exxon Mobil Corp.	15,742	1,866,844
Occidental Petroleum Corp.	1,718	104,489
		2,964,642

Integrated Telecommunication Services - 2.0%
AT&T, Inc.	25,811	496,862
Frontier Communications Parent, Inc. (a)	808	23,674
Verizon Communications, Inc.	13,908	563,552
		1,084,088

Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	217	32,754
Roblox Corp. - Class A (a)	1	42
Take-Two Interactive Software, Inc. (a)	142	21,375
		54,171

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Interactive Media & Services - 0.1%
IAC, Inc. (a)	108	$5,703
Match Group, Inc. (a)	748	28,529
Ziff Davis, Inc. (a)	92	4,405
		38,637

Internet Services & Infrastructure - 0.0%(b)
Akamai Technologies, Inc. (a)	18	1,769

Investment Banking & Brokerage - 2.3%
Charles Schwab Corp.	1,534	100,001
Evercore, Inc. - Class A	41	10,266
Goldman Sachs Group, Inc.	1,119	569,605
Interactive Brokers Group, Inc. - Class A	149	17,771
Jefferies Financial Group, Inc.	516	30,171
Lazard, Inc.	381	18,734
Morgan Stanley	4,440	458,252
Raymond James Financial, Inc.	185	21,460
Robinhood Markets, Inc. - Class A (a)	266	5,472
Stifel Financial Corp.	397	35,202
		1,266,934

IT Consulting & Other Services - 1.4%
Amdocs Ltd.	241	21,080
Cognizant Technology Solutions Corp. - Class A	982	74,318
DXC Technology Co. (a)	745	15,153
International Business Machines Corp.	3,279	630,027
		740,578

Leisure Facilities - 0.0%(b)
Vail Resorts, Inc.	23	4,186

Leisure Products - 0.1%
Brunswick Corp.	108	8,797
Hasbro, Inc.	470	30,296
Mattel, Inc. (a)	188	3,627
Polaris, Inc.	198	16,489
		59,209

Life & Health Insurance - 1.3%
Aflac, Inc.	2,056	196,101
Globe Life, Inc.	333	30,882
Lincoln National Corp.	572	19,048
MetLife, Inc.	2,152	165,381
Primerica, Inc.	81	20,393
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Life & Health Insurance - 1.3% (Continued)
Principal Financial Group, Inc.	801	$65,290
Prudential Financial, Inc.	1,265	158,530
Unum Group	583	33,540
		689,165

Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories, Inc. - Class A (a)	20	6,767
ICON PLC (a)	39	12,809
Illumina, Inc. (a)	406	49,776
Revvity, Inc.	73	9,169
		78,521

Managed Health Care - 1.8%
Centene Corp. (a)	1,878	144,456
Elevance Health, Inc.	596	317,090
HealthEquity, Inc. (a)	14	1,099
Humana, Inc.	324	117,161
Molina Healthcare, Inc. (a)	62	21,159
UnitedHealth Group, Inc.	697	401,583
		1,002,548

Metal, Glass & Plastic Containers - 0.2%
AptarGroup, Inc.	106	15,580
Ball Corp.	565	36,064
Berry Global Group, Inc.	393	25,828
Crown Holdings, Inc.	324	28,739
		106,211

Motorcycle Manufacturers - 0.0%(b)
Harley-Davidson, Inc.	417	15,638

Movies & Entertainment - 0.9%
Endeavor Group Holdings, Inc. - Class A	373	10,228
Liberty Media Corp.-Liberty Live - Class A (a)	1	38
Liberty Media Corp.-Liberty Live - Class C (a)	1	39
Madison Square Garden Sports Corp. (a)	17	3,407
Roku, Inc. (a)	255	14,843
TKO Group Holdings, Inc.	77	8,420
Walt Disney Co.	4,087	382,911
Warner Bros Discovery, Inc. (a)	7,983	69,053
		488,939

Multi-line Insurance - 0.4%
American International Group, Inc.	2,468	195,540

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Multi-Sector Holdings - 1.3%
Berkshire Hathaway, Inc. - Class B (a)	1,680	$736,680

Multi-Utilities - 1.9%
Ameren Corp.	931	73,800
Black Hills Corp.	208	12,283
CenterPoint Energy, Inc.	2,244	62,271
CMS Energy Corp.	1,126	72,965
Consolidated Edison, Inc.	1,262	123,070
Dominion Energy, Inc.	2,990	159,845
DTE Energy Co.	638	76,898
NiSource, Inc.	1,592	49,750
Public Service Enterprise Group, Inc.	1,811	144,464
Sempra	2,237	179,094
WEC Energy Group, Inc.	1,069	91,998
		1,046,438

Office Services & Supplies - 0.0%(b)
MSA Safety, Inc.	19	3,584

Oil & Gas Drilling - 0.0%(b)
Transocean Ltd. (a)	2,507	14,516

Oil & Gas Equipment & Services - 0.5%
Baker Hughes Co.	3,580	138,618
ChampionX Corp.	221	7,571
Halliburton Co.	2,137	74,111
NOV, Inc.	215	4,476
Schlumberger NV	1,499	72,387
		297,163

Oil & Gas Exploration & Production - 2.3%
Antero Resources Corp. (a)	789	22,897
APA Corp.	1,315	41,015
Chesapeake Energy Corp. (c)	505	38,547
Chord Energy Corp.	139	23,861
ConocoPhillips	2,605	289,676
Coterra Energy, Inc.	2,624	67,699
Devon Energy Corp.	2,261	106,335
Diamondback Energy, Inc.	642	129,883
EOG Resources, Inc.	2,072	262,729
EQT Corp.	2,168	74,818
Marathon Oil Corp.	2,066	57,951
Matador Resources Co.	381	23,424
Murphy Oil Corp.	561	23,214
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 2.3% (Continued)
Ovintiv, Inc.	952	$44,211
Range Resources Corp.	788	24,609
Southwestern Energy Co. (a)	3,930	25,348
		1,256,217

Oil & Gas Refining & Marketing - 1.3%
HF Sinclair Corp.	568	29,235
Marathon Petroleum Corp.	1,309	231,719
PBF Energy, Inc. - Class A	387	15,770
Phillips 66	1,509	219,530
Valero Energy Corp.	1,179	190,668
		686,922

Oil & Gas Storage & Transportation - 1.0%
Cheniere Energy, Inc.	200	36,528
DT Midstream, Inc.	376	28,335
Kinder Morgan, Inc.	6,897	145,734
ONEOK, Inc.	2,075	172,910
Williams Cos., Inc.	4,074	174,937
		558,444

Other Specialty Retail - 0.2%
Bath & Body Works, Inc.	770	28,297
Dick's Sporting Goods, Inc.	200	43,270
Tractor Supply Co.	59	15,536
		87,103

Packaged Foods & Meats - 1.4%
Campbell Soup Co.	686	32,146
Conagra Brands, Inc.	1,684	51,059
Flowers Foods, Inc.	598	13,467
General Mills, Inc.	1,916	128,640
Hershey Co.	150	29,622
Hormel Foods Corp.	988	31,725
J M Smucker Co.	377	44,467
Kellanova	937	54,486
Kraft Heinz Co.	2,810	98,940
Lancaster Colony Corp.	14	2,703
McCormick & Co., Inc.	560	43,126
Mondelez International, Inc. - Class A	1,864	127,404
Pilgrim's Pride Corp. (a)	72	2,969
Post Holdings, Inc. (a)	150	16,404
Seaboard Corp.	1	3,248
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Packaged Foods & Meats - 1.4% (Continued)
Tyson Foods, Inc. - Class A	1,092	$66,503
		746,909

Paper & Plastic Packaging Products & Materials - 0.5%
Amcor PLC	5,215	54,914
Avery Dennison Corp.	67	14,528
Graphic Packaging Holding Co.	982	29,558
International Paper Co.	1,337	62,144
Packaging Corp. of America	276	55,164
Sealed Air Corp.	497	18,911
Smurfit WestRock PLC	880	39,459
Sonoco Products Co.	427	23,024
		297,702

Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	88	3,303
American Airlines Group, Inc. (a)	573	6,097
Delta Air Lines, Inc.	568	24,435
Southwest Airlines Co.	452	12,177
United Airlines Holdings, Inc. (a)	248	11,264
		57,276

Passenger Ground Transportation - 0.0%(b)
Avis Budget Group, Inc.	31	3,132
Grab Holdings Ltd. - Class A (a)	1	3
		3,135

Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	142	14,145
Kenvue, Inc.	2,405	44,468
		58,613

Pharmaceuticals - 4.9%
Bristol-Myers Squibb Co.	7,289	346,665
Catalent, Inc. (a)	49	2,908
Elanco Animal Health, Inc. (a)	1,399	18,243
Jazz Pharmaceuticals PLC (a)	190	20,947
Johnson & Johnson	6,231	983,563
Merck & Co., Inc.	4,857	549,472
Organon & Co.	989	21,620
Perrigo Co. PLC	446	12,608
Pfizer, Inc.	20,616	629,613
Royalty Pharma PLC - Class A	1,337	37,663
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Pharmaceuticals - 4.9% (Continued)
Viatris, Inc.	4,293	$51,774
		2,675,076

Property & Casualty Insurance - 2.4%
Allstate Corp.	848	145,110
American Financial Group, Inc.	240	31,430
Arch Capital Group Ltd. (a)	1,125	107,752
Assurant, Inc.	191	33,400
Axis Capital Holdings Ltd.	229	17,347
Chubb Ltd.	1,203	331,619
Cincinnati Financial Corp.	561	73,278
Fidelity National Financial, Inc.	929	51,476
First American Financial Corp.	382	23,142
Hanover Insurance Group, Inc.	92	12,649
Hartford Financial Services Group, Inc.	1,022	113,360
Loews Corp.	613	49,009
Markel Group, Inc. (a)	32	52,443
Old Republic International Corp.	947	32,785
RLI Corp.	18	2,711
Selective Insurance Group, Inc.	105	9,484
Travelers Cos., Inc.	808	174,883
W R Berkley Corp.	791	43,608
		1,305,486

Publishing - 0.1%
News Corp. - Class A	845	23,305
News Corp. - Class B	285	8,120
		31,425

Rail Transportation - 0.5%
CSX Corp.	2,104	73,850
Norfolk Southern Corp.	427	106,562
Union Pacific Corp.	423	104,367
		284,779

Real Estate Development - 0.0%(b)
Howard Hughes Holdings, Inc. (a)	23	1,706

Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (a)	135	15,216
Jones Lang LaSalle, Inc. (a)	178	44,660
		59,876

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Regional Banks - 1.7%
Bank OZK	382	$17,912
BOK Financial Corp.	40	4,114
Citizens Financial Group, Inc.	1,554	66,309
Commerce Bancshares, Inc.	249	16,113
Cullen/Frost Bankers, Inc.	198	23,178
East West Bancorp, Inc.	465	40,869
First Financial Bankshares, Inc.	215	8,269
First Horizon Corp.	2,060	34,464
Huntington Bancshares, Inc.	5,071	75,811
M&T Bank Corp.	572	98,481
New York Community Bancorp, Inc.	991	10,425
Pinnacle Financial Partners, Inc.	226	21,768
Popular, Inc.	216	22,168
Prosperity Bancshares, Inc.	394	28,573
Regions Financial Corp.	3,369	75,364
SouthState Corp.	324	32,066
Synovus Financial Corp.	603	28,190
TFS Financial Corp.	187	2,536
Truist Financial Corp.	4,884	218,266
United Bankshares, Inc.	421	16,389
Webster Financial Corp.	585	29,028
Western Alliance Bancorp	373	30,012
Wintrust Financial Corp.	199	21,532
Zions Bancorp NA	601	31,054
		952,891

Reinsurance - 0.3%
Everest Group Ltd.	137	53,823
Reinsurance Group of America, Inc.	218	49,144
RenaissanceRe Holdings Ltd.	197	45,686
		148,653

Renewable Electricity - 0.0%(b)
Clearway Energy, Inc. - Class A	54	1,330
Clearway Energy, Inc. - Class C	237	6,323
		7,653

Research & Consulting Services - 0.2%
CACI International, Inc. - Class A (a)	36	16,613
Clarivate PLC (a)	54	364
Dun & Bradstreet Holdings, Inc.	244	2,655
Jacobs Solutions, Inc.	295	43,173
KBR, Inc.	84	5,594
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Research & Consulting Services - 0.2% (Continued)
Leidos Holdings, Inc.	268	$38,699
Parsons Corp. (a)	1	91
Science Applications International Corp.	141	17,541
		124,730

Restaurants - 0.7%
Aramark	928	31,803
Darden Restaurants, Inc.	189	27,649
Domino's Pizza, Inc.	25	10,717
DoorDash, Inc. - Class A (a)	655	72,522
McDonald's Corp.	676	179,410
Starbucks Corp.	636	49,576
Wendy's Co.	405	6,857
Yum! Brands, Inc.	109	14,478
		393,012

Semiconductor Materials & Equipment - 0.0%(b)
Amkor Technology, Inc.	209	6,826
MKS Instruments, Inc.	27	3,399
		10,225

Semiconductors - 2.1%
Analog Devices, Inc.	144	33,319
Cirrus Logic, Inc. (a)	9	1,174
Intel Corp.	15,313	470,721
Microchip Technology, Inc.	1	89
Micron Technology, Inc.	3,715	407,981
Qualcomm, Inc.	386	69,847
Skyworks Solutions, Inc.	486	55,219
Synaptics, Inc. (a)	18	1,572
Texas Instruments, Inc.	595	121,267
Wolfspeed, Inc. (a)	1	19
		1,161,208

Soft Drinks & Non-alcoholic Beverages - 1.4%
Coca-Cola Co.	5,736	382,820
Coca-Cola Consolidated, Inc.	1	1,146
Keurig Dr Pepper, Inc.	2,521	86,420
PepsiCo, Inc.	1,688	291,467
		761,853

Specialized Consumer Services - 0.1%
ADT, Inc.	1,152	8,962
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Specialized Consumer Services - 0.1% (Continued)
H&R Block, Inc.	404	$23,408
Service Corp. International/US	116	9,270
		41,640

Specialty Chemicals - 0.7%
Albemarle Corp.	325	30,443
Ashland, Inc.	54	5,219
Axalta Coating Systems Ltd. (a)	237	8,449
Celanese Corp.	261	36,840
DuPont de Nemours, Inc.	828	69,304
Eastman Chemical Co.	467	48,255
Ecolab, Inc.	53	12,226
International Flavors & Fragrances, Inc.	935	93,014
PPG Industries, Inc.	388	49,268
RPM International, Inc.	76	9,231
		362,249

Steel - 0.6%
Cleveland-Cliffs, Inc. (a)	1,571	24,115
Commercial Metals Co.	394	23,679
Nucor Corp.	862	140,454
Reliance, Inc.	187	56,953
Steel Dynamics, Inc.	569	75,802
United States Steel Corp.	633	26,010
		347,013

Systems Software - 0.0%(b)
Dolby Laboratories, Inc. - Class A	42	3,308
Gen Digital, Inc.	605	15,724
		19,032

Technology Distributors - 0.1%
Arrow Electronics, Inc. (a)	192	23,748
TD Synnex Corp.	235	28,005
		51,753

Technology Hardware, Storage & Peripherals - 0.9%
Dell Technologies, Inc. - Class C	937	106,518
Hewlett Packard Enterprise Co.	4,647	92,522
HP, Inc.	3,423	123,536
NetApp, Inc.	275	34,920
Seagate Technology Holdings PLC	643	65,695
Western Digital Corp. (a)	1,219	81,734
		504,925

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Tobacco - 1.7%
Altria Group, Inc.	6,176	$302,686
Philip Morris International, Inc.	5,585	643,168
		945,854

Trading Companies & Distributors - 0.5%
AerCap Holdings NV	743	69,805
Air Lease Corp.	380	18,856
Applied Industrial Technologies, Inc.	21	4,582
Core & Main, Inc. - Class A (a)	215	11,496
Fastenal Co.	200	14,150
Ferguson PLC	253	56,330
MSC Industrial Direct Co., Inc. - Class A	185	16,456
United Rentals, Inc.	35	26,498
WESCO International, Inc.	205	35,865
		254,038

Transaction & Payment Processing Services - 0.5%
Euronet Worldwide, Inc. (a)	134	13,667
Fidelity National Information Services, Inc.	2,080	159,806
Global Payments, Inc.	370	37,607
PayPal Holdings, Inc. (a)	609	40,060
Western Union Co.	1,320	15,695
		266,835

Water Utilities - 0.1%
American Water Works Co., Inc.	379	53,955
Essential Utilities, Inc.	482	19,593
		73,548

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.	1,057	192,670
TOTAL COMMON STOCKS (Cost $47,331,956)		52,267,720

REAL ESTATE INVESTMENT TRUSTS - 3.8%
AGNC Investment Corp.	2,662	26,647
Agree Realty Corp.	425	29,312
Alexandria Real Estate Equities, Inc.	654	76,708
American Homes 4 Rent - Class A	89	3,212
American Tower Corp.	91	20,056
Americold Realty Trust, Inc.	981	29,322
Annaly Capital Management, Inc.	1,721	34,265
AvalonBay Communities, Inc.	247	50,615
Blackstone Mortgage Trust, Inc. - Class A	573	10,228
Brixmor Property Group, Inc.	984	25,062
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

REAL ESTATE INVESTMENT TRUSTS - 3.8% (CONTINUED)	Shares	Value
BXP, Inc.	575	$41,003
Camden Property Trust	126	13,955
Cousins Properties, Inc.	451	12,407
Crown Castle, Inc.	679	74,744
CubeSmart	372	17,700
Digital Realty Trust, Inc.	266	39,764
EastGroup Properties, Inc.	5	935
Equity LifeStyle Properties, Inc.	17	1,168
Equity Residential	1,118	77,846
Essex Property Trust, Inc.	135	37,579
Extra Space Storage, Inc.	293	46,769
Federal Realty Investment Trust	204	22,777
First Industrial Realty Trust, Inc.	24	1,313
Gaming and Leisure Properties, Inc.	872	43,774
Healthcare Realty Trust, Inc.	1,334	23,598
Healthpeak Properties, Inc.	2,475	54,005
Host Hotels & Resorts, Inc.	2,323	40,676
Invitation Homes, Inc.	380	13,403
Iron Mountain, Inc.	207	21,230
Kilroy Realty Corp.	398	14,714
Kimco Realty Corp.	2,303	50,044
Lamar Advertising Co. - Class A	199	23,852
Mid-America Apartment Communities, Inc.	209	29,212
National Storage Affiliates Trust	72	3,065
NNN REIT, Inc.	590	26,485
Omega Healthcare Investors, Inc.	990	36,036
Prologis, Inc.	41	5,168
Public Storage	156	46,164
Rayonier, Inc.	222	6,733
Realty Income Corp.	3,072	176,425
Regency Centers Corp.	434	29,226
Rexford Industrial Realty, Inc.	1	50
Rithm Capital Corp.	1,734	20,132
Ryman Hospitality Properties, Inc.	52	5,227
Simon Property Group, Inc.	1,119	171,699
STAG Industrial, Inc.	230	9,386
Starwood Property Trust, Inc.	993	19,810
Sun Communities, Inc.	73	9,251
UDR, Inc.	634	25,404
Ventas, Inc.	1,398	76,107
VICI Properties, Inc.	3,720	116,287
Vornado Realty Trust	211	6,328
Welltower, Inc.	1,330	147,963
Weyerhaeuser Co.	1,968	62,504
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

REAL ESTATE INVESTMENT TRUSTS - 3.8% (CONTINUED)	Shares	Value
WP Carey, Inc.	750	$43,358
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,869,108)		2,050,703

SHORT-TERM INVESTMENTS - 0.6%
Investments Purchased with Proceeds from Securities Lending - 0.0%(b)
First American Government Obligations Fund - Class X, 5.23% (d)	28,860	28,860

Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 5.23% (d)	305,194	305,194
TOTAL SHORT-TERM INVESTMENTS (Cost $334,054)		334,054

TOTAL INVESTMENTS - 100.0% (Cost $49,535,118)		$54,652,477
Other Assets in Excess of Liabilities - 0.0% (b)		26,457
TOTAL NET ASSETS - 100.0%		$54,678,934

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $28,242 which represented 0.1% of net assets.
(d)	The rate shown represents the 7-day effective yield as of July 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
July 31, 2024

COMMON STOCKS - 96.7%	Shares	Value
Aerospace & Defense - 2.3%
BWX Technologies, Inc.	239	$23,778
Curtiss-Wright Corp.	105	30,943
General Dynamics Corp.	667	199,240
HEICO Corp.	117	28,237
HEICO Corp. - Class A	199	37,832
Huntington Ingalls Industries, Inc.	107	29,958
L3Harris Technologies, Inc.	524	118,890
Lockheed Martin Corp.	663	359,293
Northrop Grumman Corp.	373	180,651
		1,008,822

Agricultural & Farm Machinery - 0.1%
Toro Co.	281	26,900

Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	384	47,931
United Parcel Service, Inc. - Class B	2,011	262,174
		310,105

Application Software - 1.5%
Intuit, Inc.	749	484,865
Roper Technologies, Inc.	295	160,701
		645,566

Asset Management & Custody Banks - 1.1%
Ameriprise Financial, Inc.	276	118,699
BlackRock, Inc.	381	333,947
SEI Investments Co.	301	20,420
		473,066

Biotechnology - 3.2%
AbbVie, Inc.	4,889	906,029
Amgen, Inc.	1,480	492,056
		1,398,085

Broadline Retail - 0.0%(a)
Dillard's, Inc. - Class A	7	2,790

Building Products - 1.3%
A O Smith Corp.	328	27,893
Advanced Drainage Systems, Inc.	201	35,585
Allegion PLC	229	31,329
Armstrong World Industries, Inc.	108	14,191
Carlisle Cos., Inc.	134	56,090
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 96.7% (CONTINUED)	Shares	Value
Building Products - 1.3% (Continued)
Lennox International, Inc.	89	$51,932
Masco Corp.	606	47,177
Owens Corning	231	43,054
Trane Technologies PLC	629	210,262
UFP Industries, Inc.	160	21,109
		538,622

Cable & Satellite - 0.0%(a)
Sirius XM Holdings, Inc.	1,622	5,596

Cargo Ground Transportation - 0.4%
JB Hunt Transport Services, Inc.	215	37,227
Landstar System, Inc.	88	16,742
Old Dominion Freight Line, Inc.	540	113,497
		167,466

Casinos & Gaming - 0.1%
Churchill Downs, Inc.	180	25,841

Commodity Chemicals - 0.0%(a)
Westlake Corp.	84	12,420

Communications Equipment - 0.4%
Motorola Solutions, Inc.	462	184,301

Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	97	32,245
Quanta Services, Inc.	398	105,621
		137,866

Construction Machinery & Heavy Transportation Equipment - 1.4%
Caterpillar, Inc.	1,383	478,795
Cummins, Inc.	390	113,802
Oshkosh Corp.	180	19,557
		612,154

Construction Materials - 0.5%
Martin Marietta Materials, Inc.	169	100,276
Vulcan Materials Co.	358	98,275
		198,551

Consumer Electronics - 0.2%
Garmin Ltd.	419	71,754

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 96.7% (CONTINUED)	Shares	Value
Consumer Finance - 0.2%
Discover Financial Services	679	$97,769

Consumer Staples Merchandise Retail - 2.9%
Costco Wholesale Corp.	1,223	1,005,306
Dollar General Corp.	594	71,512
Target Corp.	1,272	191,321
		1,268,139

Data Processing & Outsourced Services - 0.3%
Broadridge Financial Solutions, Inc.	315	67,410
Genpact Ltd.	449	15,567
SS&C Technologies Holdings, Inc.	584	42,603
		125,580

Distributors - 0.2%
Genuine Parts Co.	383	56,343
Pool Corp.	103	38,526
		94,869

Diversified Banks - 0.1%
First Citizens BancShares, Inc. - Class A	28	58,455

Electric Utilities - 1.1%
Alliant Energy Corp.	689	38,350
IDACORP, Inc.	131	12,805
NextEra Energy, Inc.	5,605	428,166
		479,321

Electrical Components & Equipment - 0.3%
Hubbell, Inc.	145	57,369
Rockwell Automation, Inc.	309	86,103
		143,472

Electronic Components - 0.5%
Amphenol Corp. - Class A	3,307	212,508
Littelfuse, Inc.	61	16,294
		228,802

Electronic Equipment & Instruments - 0.1%
Cognex Corp.	432	21,436

Electronic Manufacturing Services - 0.3%
TE Connectivity Ltd.	841	129,792

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 96.7% (CONTINUED)	Shares	Value
Environmental & Facilities Services - 0.8%
Republic Services, Inc.	558	$108,430
Tetra Tech, Inc.	144	30,707
Waste Management, Inc.	1,099	222,723
		361,860

Financial Exchanges & Data - 3.2%
Cboe Global Markets, Inc.	286	52,484
CME Group, Inc.	991	191,967
FactSet Research Systems, Inc.	109	45,027
Intercontinental Exchange, Inc.	1,570	237,949
MarketAxess Holdings, Inc.	102	22,800
Moody's Corp.	433	197,656
Morningstar, Inc.	74	23,506
MSCI, Inc.	212	114,641
Nasdaq, Inc.	1,181	79,930
S&P Global, Inc.	884	428,501
		1,394,461

Food Distributors - 0.2%
Sysco Corp.	1,335	102,328

Food Products - 0.1%
Lamb Weston Holdings, Inc.	381	22,868

Food Retail - 0.1%
Casey's General Stores, Inc.	102	39,560

Footwear - 0.6%
NIKE, Inc. - Class B	3,283	245,765

Gold - 0.1%
Royal Gold, Inc.	181	25,000

Health Care Equipment - 2.7%
Abbott Laboratories	4,749	503,109
Medtronic PLC	3,668	294,614
STERIS PLC	270	64,465
Stryker Corp.	948	310,423
		1,172,611

Health Care Services - 0.2%
Chemed Corp.	41	23,376
Quest Diagnostics, Inc.	302	42,975
		66,351

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 96.7% (CONTINUED)	Shares	Value
Health Care Supplies - 0.0%(a)
Dentsply Sirona, Inc.	572	$15,524

Home Improvement Retail - 3.2%
Home Depot, Inc.	2,739	1,008,390
Lowe's Cos., Inc.	1,573	386,187
		1,394,577

Homebuilding - 0.5%
DR Horton, Inc.	799	143,764
PulteGroup, Inc.	582	76,824
		220,588

Homefurnishing Retail - 0.1%
Williams-Sonoma, Inc.	340	52,591

Household Products - 2.4%
Procter & Gamble Co.	6,558	1,054,264

Human Resource & Employment Services - 1.0%
Automatic Data Processing, Inc.	1,131	297,023
Paychex, Inc.	873	111,761
Robert Half, Inc.	282	18,102
		426,886

Industrial Conglomerates - 0.9%
Honeywell International, Inc.	1,795	367,526

Industrial Gases - 1.8%
Air Products and Chemicals, Inc.	612	161,476
Linde PLC	1,325	600,888
		762,364

Industrial Machinery & Supplies & Components - 1.7%
Donaldson Co., Inc.	329	24,616
Graco, Inc.	452	38,443
IDEX Corp.	200	41,696
Illinois Tool Works, Inc.	789	195,104
ITT, Inc.	215	30,414
Lincoln Electric Holdings, Inc.	154	31,633
Nordson Corp.	139	34,796
Parker-Hannifin Corp.	353	198,089
Snap-on, Inc.	141	40,471
Watts Water Technologies, Inc. - Class A	67	13,904
Xylem, Inc.	666	88,911
		738,077
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 96.7% (CONTINUED)	Shares	Value
Insurance Brokers - 1.8%
Aon PLC - Class A	524	$172,139
Arthur J Gallagher & Co.	592	167,826
Brown & Brown, Inc.	630	62,641
Marsh & McLennan Cos., Inc.	1,362	303,140
Willis Towers Watson PLC	281	79,321
		785,067

Investment Banking & Brokerage - 1.3%
Evercore, Inc. - Class A	96	24,038
Goldman Sachs Group, Inc.	894	455,073
Houlihan Lokey, Inc.	141	21,185
Raymond James Financial, Inc.	504	58,464
		558,760

IT Consulting & Other Services - 0.1%
Amdocs Ltd.	298	26,066

Leisure Products - 0.0%(a)
Brunswick Corp.	181	14,742

Life & Health Insurance - 0.1%
Globe Life, Inc.	254	23,556
Primerica, Inc.	95	23,918
		47,474

Life Sciences Tools & Services - 3.1%
Agilent Technologies, Inc.	807	114,110
Danaher Corp.	1,869	517,863
Thermo Fisher Scientific, Inc.	1,048	642,780
West Pharmaceutical Services, Inc.	195	59,703
		1,334,456

Managed Health Care - 4.5%
Elevance Health, Inc.	641	341,031
Humana, Inc.	325	117,523
UnitedHealth Group, Inc.	2,535	1,460,566
		1,919,120

Multi-Utilities - 0.2%
WEC Energy Group, Inc.	857	73,753

Oil & Gas Exploration & Production - 0.1%
Texas Pacific Land Corp.	52	43,935

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 96.7% (CONTINUED)	Shares	Value
Oil & Gas Storage & Transportation - 0.3%
Williams Cos., Inc.	3,313	$142,260

Other Specialty Retail - 0.3%
Dick's Sporting Goods, Inc.	148	32,020
Tractor Supply Co.	293	77,153
		109,173

Packaged Foods & Meats - 0.9%
Hershey Co.	406	80,177
Lancaster Colony Corp.	54	10,425
McCormick & Co., Inc.	677	52,136
Mondelez International, Inc. - Class A	3,707	253,373
		396,111

Paper & Plastic Packaging Products & Materials - 0.2%
Avery Dennison Corp.	221	47,920
Packaging Corp. of America	244	48,768
		96,688

Pharmaceuticals - 9.1%
Eli Lilly & Co.	2,351	1,890,839
Johnson & Johnson	6,657	1,050,808
Merck & Co., Inc.	6,972	788,742
Zoetis, Inc.	1,161	209,026
		3,939,415

Property & Casualty Insurance - 0.7%
Allstate Corp.	715	122,351
Cincinnati Financial Corp.	419	54,730
Erie Indemnity Co. - Class A	70	30,880
Kinsale Capital Group, Inc.	61	27,881
Selective Insurance Group, Inc.	149	13,458
W R Berkley Corp.	769	42,395
		291,695

Publishing - 0.1%
New York Times Co. - Class A	423	22,669

Rail Transportation - 1.8%
CSX Corp.	5,384	188,979
Norfolk Southern Corp.	622	155,226
Union Pacific Corp.	1,660	409,572
		753,777

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 96.7% (CONTINUED)	Shares	Value
Regional Banks - 0.1%
Commerce Bancshares, Inc.	298	$19,284
Cullen/Frost Bankers, Inc.	148	17,325
First Financial Bankshares, Inc.	336	12,922
		49,531

Research & Consulting Services - 0.2%
Booz Allen Hamilton Holding Corp.	342	49,012
Jacobs Solutions, Inc.	335	49,027
		98,039

Restaurants - 2.2%
Domino's Pizza, Inc.	96	41,155
McDonald's Corp.	1,992	528,677
Starbucks Corp.	3,064	238,839
Wingstop, Inc.	81	30,284
Yum! Brands, Inc.	777	103,209
		942,164

Semiconductor Materials & Equipment - 2.6%
Applied Materials, Inc.	2,287	485,301
KLA Corp.	373	307,005
Lam Research Corp.	361	332,568
		1,124,874

Semiconductors - 7.8%
Analog Devices, Inc.	1,365	315,834
Broadcom, Inc.	12,552	2,016,855
Microchip Technology, Inc.	1,442	128,021
Monolithic Power Systems, Inc.	129	111,339
NXP Semiconductors NV	702	184,738
Skyworks Solutions, Inc.	434	49,311
Texas Instruments, Inc.	2,509	511,359
Universal Display Corp.	121	26,937
		3,344,394

Soft Drinks & Non-alcoholic Beverages - 1.5%
PepsiCo, Inc.	3,795	655,283

Specialized Consumer Services - 0.1%
Service Corp. International	398	31,804

Specialty Chemicals - 0.9%
Ashland, Inc.	127	12,275
Celanese Corp.	294	41,498
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 96.7% (CONTINUED)	Shares	Value
Specialty Chemicals - 0.9% (Continued)
PPG Industries, Inc.	635	$80,632
RPM International, Inc.	341	41,418
Sherwin-Williams Co.	648	227,318
		403,141

Steel - 0.1%
Reliance, Inc.	154	46,902

Systems Software - 6.0%
Dolby Laboratories, Inc. - Class A	146	11,499
Microsoft Corp.	4,736	1,981,305
Oracle Corp.	4,415	615,672
		2,608,476

Technology Distributors - 0.2%
CDW Corp.	370	80,701

Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	10,186	2,262,107

Trading Companies & Distributors - 0.6%
Fastenal Co.	1,557	110,158
Watsco, Inc.	93	45,522
WW Grainger, Inc.	123	120,148
		275,828

Transaction & Payment Processing Services - 5.2%
Jack Henry & Associates, Inc.	192	32,924
Mastercard, Inc. - Class A	2,277	1,055,868
Visa, Inc. - Class A	4,329	1,150,085
		2,238,877

Water Utilities - 0.3%
American Water Works Co., Inc.	538	76,590
Essential Utilities, Inc.	686	27,886
		104,476
TOTAL COMMON STOCKS (Cost $35,196,480)		41,752,499

REAL ESTATE INVESTMENT TRUSTS - 3.1%
Agree Realty Corp.	249	17,174
American Tower Corp.	1,287	283,655
Crown Castle, Inc.	1,201	132,206
CubeSmart	617	29,357
EastGroup Properties, Inc.	121	22,626
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

REAL ESTATE INVESTMENT TRUSTS - 3.1% (CONTINUED)	Shares	Value
Equinix, Inc.	262	$207,043
Equity LifeStyle Properties, Inc.	449	30,837
Extra Space Storage, Inc.	570	90,983
First Industrial Realty Trust, Inc.	325	17,784
Invitation Homes, Inc.	1,558	54,951
Mid-America Apartment Communities, Inc.	313	43,748
National Storage Affiliates Trust	198	8,429
Prologis, Inc.	2,550	321,427
Rexford Industrial Realty, Inc.	572	28,663
Sun Communities, Inc.	330	41,821
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,246,513)		1,330,704

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.23% (b)	96,543	96,543
TOTAL SHORT-TERM INVESTMENTS (Cost $96,543)		96,543

TOTAL INVESTMENTS - 100.0% (Cost $36,539,536)		$43,179,746
Other Assets in Excess of Liabilities - 0.0%(a)		20,011
TOTAL NET ASSETS - 100.0%		$43,199,757

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Represents less than 0.05% of net assets.
(b)	The rate shown represents the 7-day effective yield as of July 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE U.S. ENERGY ETF
SCHEDULE OF INVESTMENTS
July 31, 2024

COMMON STOCKS - 99.9%	Shares	Value
Automotive Retail - 0.9%
Murphy USA, Inc.	6,353	$3,207,757

Integrated Oil & Gas - 47.5%(a)
Chevron Corp.	448,999	72,050,869
Exxon Mobil Corp.	664,863	78,846,103
Occidental Petroleum Corp.	208,412	12,675,618
		163,572,590

Oil & Gas Exploration & Production - 36.5%(a)
Antero Resources Corp. (b)	93,105	2,701,907
APA Corp.	122,559	3,822,615
California Resources Corp.	22,463	1,155,497
Chesapeake Energy Corp. (c)	41,306	3,152,887
Chord Energy Corp.	13,401	2,300,416
Civitas Resources, Inc.	32,992	2,301,522
CNX Resources Corp. (b)	47,664	1,261,666
Comstock Resources, Inc.	26,492	250,879
ConocoPhillips	129,943	14,449,662
Coterra Energy, Inc.	241,987	6,243,264
Devon Energy Corp.	209,228	9,839,993
Diamondback Energy, Inc.	58,868	11,909,585
EOG Resources, Inc.	121,835	15,448,678
EQT Corp.	145,014	5,004,433
Gulfport Energy Corp. (b)	4,244	624,759
Hess Corp.	96,191	14,757,623
Magnolia Oil & Gas Corp. - Class A	56,761	1,546,170
Marathon Oil Corp.	188,958	5,300,272
Matador Resources Co.	38,087	2,341,589
Murphy Oil Corp.	47,822	1,978,874
Northern Oil & Gas, Inc.	29,696	1,282,570
Ovintiv, Inc.	88,886	4,127,866
Range Resources Corp.	78,144	2,440,437
Sitio Royalties Corp. - Class A	26,183	637,556
SM Energy Co.	37,730	1,743,126
Southwestern Energy Co. (b)	362,784	2,339,957
Texas Pacific Land Corp. (c)	6,244	5,275,556
Viper Energy, Inc.	28,476	1,215,071
		125,454,430

Oil & Gas Refining & Marketing - 15.0%
CVR Energy, Inc.	11,262	322,093
HF Sinclair Corp.	55,722	2,868,011
Marathon Petroleum Corp.	87,253	15,445,526
Par Pacific Holdings, Inc. (b)	18,478	490,591
The accompanying notes are an integral part of these financial statements.

STRIVE U.S. ENERGY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 99.9% (CONTINUED)	Shares	Value
Oil & Gas Refining & Marketing - 15.0% (Continued)
PBF Energy, Inc. - Class A	34,184	$1,392,998
Phillips 66	107,479	15,636,045
Valero Energy Corp.	94,800	15,331,056
		51,486,320
TOTAL COMMON STOCKS (Cost $327,200,618)		343,721,097

SHORT-TERM INVESTMENTS - 0.3%
Investments Purchased with Proceeds from Securities Lending - 0.1%
First American Government Obligations Fund - Class X, 5.23% (d)	560,016	560,016

Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.23% (d)	564,521	564,521
TOTAL SHORT-TERM INVESTMENTS (Cost $1,124,537)		1,124,537

TOTAL INVESTMENTS - 100.2% (Cost $328,325,155)		$344,845,634
Liabilities in Excess of Other Assets - (0.2)%		(634,780)
TOTAL NET ASSETS - 100.0%		$344,210,854

Percentages are stated as a percent of net assets.

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $549,821 which represented 0.2% of net assets.
(d)	The rate shown represents the 7-day effective yield as of July 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE U.S. SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
July 31, 2024

COMMON STOCKS - 99.1%	Shares	Value
Application Software - 5.4%
Cadence Design Systems, Inc. (a)	7,760	$2,077,042
Synopsys, Inc. (a)	4,362	2,435,392
		4,512,434

Electrical Components & Equipment - 0.2%
Sensata Technologies Holding PLC	4,297	167,540

Electronic Components - 2.7%
Amphenol Corp. - Class A	34,390	2,209,901

Electronic Equipment & Instruments - 0.8%
Keysight Technologies, Inc. (a)	4,966	693,105

Electronic Manufacturing Services - 1.6%
TE Connectivity Ltd.	8,799	1,357,950

Semiconductor Materials & Equipment - 25.2%(b)
Applied Materials, Inc.	17,031	3,613,978
ASML Holding NV	10,071	9,433,506
Entegris, Inc.	4,316	510,539
KLA Corp.	3,853	3,171,289
Lam Research Corp.	3,728	3,434,383
MKS Instruments, Inc.	1,905	239,839
Teradyne, Inc.	4,448	583,400
		20,986,934

Semiconductors - 62.8%(b)
Advanced Micro Devices, Inc. (a)	41,427	5,985,373
Analog Devices, Inc.	14,220	3,290,224
ARM Holdings PLC - ADR (a)	3,009	433,808
Broadcom, Inc.	26,500	4,258,020
Intel Corp.	118,255	3,635,159
Lattice Semiconductor Corp. (a)	3,891	206,223
Macom Technology Solutions Holdings, Inc. (a)	1,650	166,518
Marvell Technology, Inc.	24,812	1,661,908
Microchip Technology, Inc.	15,234	1,352,474
Micron Technology, Inc.	29,425	3,231,453
Nvidia Corp.	175,765	20,568,020
On Semiconductor Corp. (a)	12,302	962,631
Qualcomm, Inc.	10,681	1,932,727
Rambus, Inc. (a)	3,063	157,561
STMicroelectronics NV	18,380	620,509
Texas Instruments, Inc.	18,335	3,736,856
		52,199,464
The accompanying notes are an integral part of these financial statements.

STRIVE U.S. SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 99.1% (CONTINUED)	Shares	Value
Specialty Chemicals - 0.4%
DuPont de Nemours, Inc.	3,533	$295,712
TOTAL COMMON STOCKS (Cost $75,005,124)		82,423,040

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.23% (c)	210,350	210,350
TOTAL SHORT-TERM INVESTMENTS (Cost $210,350)		210,350

TOTAL INVESTMENTS - 99.4% (Cost $75,215,474)		$82,633,390
Other Assets in Excess of Liabilities - 0.6%		535,901
TOTAL NET ASSETS - 100.0%		$83,169,291

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day effective yield as of July 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE NATURAL RESOURCES AND SECURITY ETF (formerly known as Strive FAANG 2.0 ETF)
SCHEDULE OF INVESTMENTS
July 31, 2024

COMMON STOCKS - 99.7%	Shares	Value
Aerospace & Defense - 23.0%
Axon Enterprise, Inc. (a)	381	$114,304
Boeing Co. (a)	3,432	654,139
BWX Technologies, Inc.	3,847	382,738
General Dynamics Corp.	1,351	403,557
General Electric Co.	5,853	996,181
Howmet Aerospace, Inc.	2,246	214,942
L3Harris Technologies, Inc.	1,054	239,142
Lockheed Martin Corp.	1,340	726,173
Northrop Grumman Corp.	742	359,365
RTX Corp.	7,399	869,308
TransDigm Group, Inc.	298	385,678
		5,345,527

Agricultural & Farm Machinery - 10.4%
AGCO Corp.	1,233	116,420
CNH Industrial NV	16,001	170,410
Deere & Co.	5,188	1,929,832
Toro Co.	2,064	197,587
		2,414,249

Agricultural Products & Services - 0.7%
Ingredion, Inc.	1,301	161,805

Coal & Consumable Fuels - 5.2%
Cameco Corp.	18,295	832,693
Centrus Energy Corp. - Class A (a)	568	24,816
Denison Mines Corp. (a)	37,529	73,936
Energy Fuels, Inc. (a)	6,680	38,271
NexGen Energy Ltd. (a)	20,937	139,514
Uranium Energy Corp. (a)	16,816	99,719
		1,208,949

Copper - 5.5%
First Quantum Minerals Ltd.	12,035	147,316
Freeport-McMoRan, Inc.	24,686	1,120,991
		1,268,307

Diversified Metals & Mining - 0.6%
Ivanhoe Mines Ltd. - Class A (a)	10,749	140,528

Electric Utilities - 10.9%
Constellation Energy Corp.	13,343	2,532,501

The accompanying notes are an integral part of these financial statements.

STRIVE NATURAL RESOURCES AND SECURITY ETF (formerly known as Strive FAANG 2.0 ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Fertilizers & Agricultural Chemicals - 8.2%
CF Industries Holdings, Inc.	3,741	$285,775
Corteva, Inc.	13,683	767,616
FMC Corp.	2,487	145,141
Mosaic Co.	6,410	190,826
Nutrien Ltd.	9,899	507,695
		1,897,053

Gold - 14.7%
Agnico Eagle Mines Ltd.	8,271	638,185
Barrick Gold Corp.	30,131	558,252
Franco-Nevada Corp.	3,295	424,616
Kinross Gold Corp.	21,145	192,207
Newmont Corp.	19,934	978,161
Royal Gold, Inc.	1,131	156,214
Wheaton Precious Metals Corp.	7,820	467,563
		3,415,198

Heavy Electrical Equipment - 0.1%
NuScale Power Corp. (a)(b)	2,903	29,669

Integrated Oil & Gas - 12.1%
Chevron Corp.	6,010	964,424
Exxon Mobil Corp.	15,620	1,852,376
		2,816,800

Oil & Gas Equipment & Services - 1.0%
Schlumberger NV	4,962	239,615

Oil & Gas Exploration & Production - 4.2%
Canadian Natural Resources Ltd.	7,293	258,938
ConocoPhillips	4,057	451,138
EOG Resources, Inc.	2,010	254,868
		964,944

Oil & Gas Refining & Marketing - 1.9%
Marathon Petroleum Corp.	1,233	218,266
Phillips 66	1,467	213,419
		431,685

The accompanying notes are an integral part of these financial statements.

STRIVE NATURAL RESOURCES AND SECURITY ETF (formerly known as Strive FAANG 2.0 ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Oil & Gas Storage & Transportation - 1.2%
Enbridge, Inc.	7,370	$275,818
TOTAL COMMON STOCKS (Cost $22,307,075)		23,142,648

SHORT-TERM INVESTMENTS - 0.4%
Investments Purchased with Proceeds from Securities Lending - 0.1%
First American Government Obligations Fund - Class X, 5.23% (c)	21,713	21,713

Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.23% (c)	62,463	62,463
TOTAL SHORT-TERM INVESTMENTS (Cost $84,176)		84,176

TOTAL INVESTMENTS - 100.1% (Cost $22,391,251)		$23,226,824
Liabilities in Excess of Other Assets - (0.1)%		(19,058)
TOTAL NET ASSETS - 100.0%		$23,207,766

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $22,760 which represented 0.1% of net assets.
(c)	The rate shown represents the 7-day effective yield as of July 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
July 31, 2024

COMMON STOCKS - 96.8%	Shares	Value
Brazil - 4.1%
Ambev SA	91,582	$187,013
B3 SA - Brasil Bolsa Balcao	125,650	240,364
Banco BTG Pactual SA	26,937	154,779
Banco do Brasil SA	63,721	298,769
Banco Santander Brasil SA	83,949	423,741
Centrais Eletricas Brasileiras SA	25,012	174,496
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	6,633	103,257
Energisa SA	11,157	86,654
Equatorial Energia SA	18,526	106,712
Klabin SA	23,483	91,256
Localiza Rent a Car SA	18,162	140,514
Petroleo Brasileiro SA	82,468	589,333
PRIO SA	17,701	150,310
Raia Drogasil SA	25,982	127,564
Rede D'Or Sao Luiz SA (a)	22,494	110,240
Suzano SA	14,700	139,173
Vale SA	66,610	723,316
WEG SA	34,391	307,358
		4,154,849

Greece - 0.1%
National Bank of Greece SA	15,161	133,069

Hungary - 0.3%
OTP Bank Nyrt	5,732	293,525

India - 30.4%(b)
Adani Enterprises Ltd.	5,677	214,893
Adani Green Energy Ltd. (c)	9,598	211,748
Adani Ports & Special Economic Zone Ltd.	16,594	311,135
Adani Power Ltd. (c)	28,440	249,469
Apollo Hospitals Enterprise Ltd.	1,939	153,198
Asian Paints Ltd.	10,056	370,449
Avenue Supermarts Ltd. (a)(c)	5,201	306,608
Axis Bank Ltd.	62,107	864,971
Bajaj Auto Ltd.	2,400	277,015
Bajaj Finance Ltd.	5,501	447,218
Bajaj Finserv Ltd.	10,375	204,659
Bank of Baroda	31,823	96,405
Bharat Electronics Ltd.	79,980	301,900
Bharat Petroleum Corp. Ltd.	41,698	174,329
Bharti Airtel Ltd.	50,530	900,145
Britannia Industries Ltd. (c)	2,053	141,833
Cholamandalam Investment and Finance Co. Ltd.	8,521	144,166
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 96.8% (CONTINUED)	Shares	Value
India - 30.4%(b) (Continued)
Cipla Ltd.	9,921	$182,984
Coal India Ltd.	35,461	221,163
Cummins India Ltd.	2,869	132,002
Divi's Laboratories Ltd.	2,329	136,944
DLF Ltd.	12,176	129,302
Dr Reddy's Laboratories Ltd.	2,175	175,356
Eicher Motors Ltd.	2,583	153,097
GAIL India Ltd.	56,974	163,970
Godrej Consumer Products Ltd.	7,180	123,549
Grasim Industries Ltd.	6,831	226,541
HCL Technologies Ltd.	20,969	411,372
HDFC Bank Ltd.	155,498	3,000,712
HDFC Life Insurance Co. Ltd. (a)	18,011	153,912
Hero MotoCorp Ltd.	2,099	137,590
Hindalco Industries Ltd.	28,292	226,258
Hindustan Aeronautics Ltd.	3,963	233,006
Hindustan Unilever Ltd.	17,406	562,466
ICICI Bank Ltd.	142,393	2,066,115
Indian Hotels Co. Ltd.	16,617	127,423
Indian Oil Corp. Ltd.	58,873	127,739
IndusInd Bank Ltd.	13,936	237,646
Infosys Ltd.	68,213	1,522,045
InterGlobe Aviation Ltd. (a)(c)	2,963	158,263
ITC Ltd.	150,099	888,005
Jio Financial Services Ltd. (c)	63,011	247,216
JSW Steel Ltd.	17,100	189,577
Kotak Mahindra Bank Ltd.	29,204	630,583
Larsen & Toubro Ltd.	21,617	984,953
Mahindra & Mahindra Ltd.	19,030	660,889
Maruti Suzuki India Ltd.	2,761	432,501
Max Healthcare Institute Ltd.	12,809	141,088
Nestle India Ltd.	7,032	206,298
NTPC Ltd.	92,480	459,480
Oil & Natural Gas Corp. Ltd.	51,730	206,478
Power Finance Corp. Ltd.	28,062	186,614
Power Grid Corp. of India Ltd.	95,639	397,731
REC Ltd.	24,733	190,308
Reliance Industries Ltd.	65,532	2,356,503
SBI Life Insurance Co. Ltd. (a)	7,723	161,754
Shree Cement Ltd.	562	186,198
Shriram Finance Ltd.	5,236	183,350
Siemens Ltd.	1,604	136,646
State Bank of India	66,397	691,814
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 96.8% (CONTINUED)	Shares	Value
India - 30.4%(b) (Continued)
Sun Pharmaceutical Industries Ltd.	22,874	$469,712
Suzlon Energy Ltd. (c)	220,910	183,052
Tata Consultancy Services Ltd.	18,915	990,686
Tata Consumer Products Ltd.	11,183	158,799
Tata Motors Ltd.	36,828	508,751
Tata Power Co. Ltd.	29,877	161,859
Tata Steel Ltd.	162,067	320,016
Tech Mahindra Ltd.	10,513	195,171
Titan Co. Ltd.	7,733	319,461
Trent Ltd.	4,392	306,285
TVS Motor Co. Ltd.	4,380	132,401
UltraTech Cement Ltd.	2,471	350,815
Varun Beverages Ltd.	9,471	178,428
Wipro Ltd.	24,440	152,369
Yes Bank Ltd. (c)	418,760	132,587
Zomato Ltd. (c)	144,585	396,220
		30,474,194

Indonesia - 2.4%
Amman Mineral Internasional PT (c)	254,529	185,105
Astra International Tbk PT	336,814	97,771
Bank Central Asia Tbk PT	1,169,704	739,158
Bank Mandiri Persero Tbk PT	819,188	322,435
Bank Rakyat Indonesia Persero Tbk PT	1,540,564	442,462
Barito Renewables Energy Tbk PT	320,038	170,254
Chandra Asri Pacific Tbk PT	480,030	284,889
Telkom Indonesia Persero Tbk PT	963,969	170,740
		2,412,814

Kuwait - 1.1%
Kuwait Finance House KSCP	251,149	605,981
National Bank of Kuwait SAKP	176,101	521,759
		1,127,740

Malaysia - 0.6%
CIMB Group Holdings Bhd	92,303	149,268
Malayan Banking Bhd	95,409	212,228
Public Bank Bhd	221,168	202,659
		564,155

Mexico - 3.0%
America Movil SAB de CV (c)	642,467	536,912
Cemex SAB de CV	299,335	192,155
Fomento Economico Mexicano SAB de CV	48,104	530,665
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 96.8% (CONTINUED)	Shares	Value
Mexico - 3.0% (Continued)
Grupo Comercial Chedraui SAB de CV	19,574	$145,741
Grupo Financiero Banorte SAB de CV	64,628	485,326
Grupo Mexico SAB de CV - Class B	140,861	792,197
Wal-Mart de Mexico SAB de CV	115,033	382,805
		3,065,801

Peru - 0.3%
Credicorp Ltd.	808	137,877
Southern Copper Corp.	1,705	181,770
		319,647

Philippines - 0.7%
Bank of the Philippine Islands	54,490	113,226
BDO Unibank, Inc.	55,531	130,324
International Container Terminal Services, Inc.	22,307	136,038
SM Investments Corp.	12,270	190,854
SM Prime Holdings, Inc.	217,510	107,310
		677,752

Poland - 1.1%
Allegro.eu SA (a)(c)	24,601	225,919
Bank Polska Kasa Opieki SA	4,121	166,766
Dino Polska SA (a)(c)	933	82,856
ORLEN SA	12,159	198,381
Powszechna Kasa Oszczednosci Bank Polski SA	18,919	281,420
Powszechny Zaklad Ubezpieczen SA	11,155	136,549
		1,091,891

Qatar - 0.8%
Industries Qatar QSC	37,100	133,381
Qatar Islamic Bank QPSC	38,936	210,667
Qatar National Bank QPSC	99,627	418,373
		762,421

Saudi Arabia - 7.2%
ACWA Power Co.	4,823	507,765
Al Rajhi Bank	87,634	1,999,379
Alinma Bank	50,337	434,691
Arab National Bank	19,489	111,369
Bank AlBilad	14,183	139,112
Banque Saudi Fransi	17,350	171,100
Dr Sulaiman Al Habib Medical Services Group Co.	2,090	160,431
Elm Co.	514	125,215
Etihad Etisalat Co.	10,796	149,629
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 96.8% (CONTINUED)	Shares	Value
Saudi Arabia - 7.2% (Continued)
Riyad Bank	39,586	$289,623
SABIC Agri-Nutrients Co.	4,627	145,029
Saudi Arabian Mining Co. (c)	27,117	311,146
Saudi Arabian Oil Co. (a)	98,027	721,113
Saudi Awwal Bank	22,329	234,187
Saudi Basic Industries Corp.	20,122	422,616
Saudi National Bank	84,239	853,190
Saudi Telecom Co.	40,704	417,683
		7,193,278

South Africa - 2.8%
Absa Group Ltd.	14,205	124,637
Anglogold Ashanti PLC	7,435	213,344
Bid Corp. Ltd.	5,975	148,718
Capitec Bank Holdings Ltd.	1,850	288,077
FirstRand Ltd.	102,503	459,821
Gold Fields Ltd.	11,894	208,459
MTN Group Ltd.	31,452	136,619
Naspers Ltd.	3,316	641,299
Nedbank Group Ltd.	9,640	147,179
Sanlam Ltd.	35,523	159,061
Shoprite Holdings Ltd.	9,780	163,531
Standard Bank Group Ltd.	28,277	344,339
		3,035,084

South Korea - 14.2%
Celltrion, Inc.	3,010	447,100
Doosan Enerbility Co. Ltd. (c)	8,158	111,578
Ecopro BM Co. Ltd. (c)	820	107,150
Ecopro Co. Ltd. (c)	1,940	130,061
Hana Financial Group, Inc.	5,835	274,214
HLB, Inc. (c)	2,498	146,605
HMM Co. Ltd.	4,802	63,480
Hyundai Mobis Co. Ltd.	1,116	178,738
Hyundai Motor Co.	2,617	473,313
Kakao Corp.	5,861	166,879
KB Financial Group, Inc.	6,817	435,238
Kia Corp.	4,775	388,798
KT&G Corp.	1,902	128,895
LG Chem Ltd.	899	199,488
LG Corp.	1,943	122,359
LG Electronics, Inc.	1,888	142,620
LG Energy Solution Ltd. (c)	445	104,725
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 96.8% (CONTINUED)	Shares	Value
South Korea - 14.2% (Continued)
Naver Corp.	2,865	$362,092
Posco Future M Co. Ltd.	514	78,962
Posco Holdings, Inc.	1,416	361,521
Samsung Biologics Co. Ltd. (a)(c)	362	246,636
Samsung C&T Corp.	1,441	162,548
Samsung Electro-Mechanics Co. Ltd.	995	115,346
Samsung Electronics Co. Ltd.	110,186	6,714,803
Samsung Fire & Marine Insurance Co. Ltd.	619	167,480
Samsung SDI Co. Ltd.	1,041	241,583
Shinhan Financial Group Co. Ltd.	9,778	424,714
SK Hynix, Inc.	10,757	1,520,474
SK Telecom Co. Ltd.	2,675	105,115
Woori Financial Group, Inc.	10,973	125,451
		14,247,966

Taiwan - 22.9%
Accton Technology Corp.	8,360	128,948
Alchip Technologies Ltd.	1,255	100,033
ASE Technology Holding Co. Ltd.	71,041	324,191
Asustek Computer, Inc.	10,723	148,758
Cathay Financial Holding Co. Ltd.	160,889	305,430
Chailease Holding Co. Ltd.	25,744	119,046
China Development Financial Holding Corp.	275,693	135,037
China Steel Corp.	205,119	144,775
Chunghwa Telecom Co. Ltd.	81,203	300,157
CTBC Financial Holding Co. Ltd.	329,060	355,389
Delta Electronics, Inc.	35,952	453,365
E Ink Holdings, Inc.	13,128	107,636
E.Sun Financial Holding Co. Ltd.	267,333	215,932
Evergreen Marine Corp. Taiwan Ltd.	27,793	144,165
Far EasTone Telecommunications Co. Ltd.	40,401	105,950
First Financial Holding Co. Ltd.	179,070	159,894
Formosa Plastics Corp.	77,659	136,795
Fubon Financial Holding Co. Ltd.	141,205	378,895
Hon Hai Precision Industry Co. Ltd.	220,050	1,325,522
Hotai Motor Co. Ltd.	4,882	96,095
Hua Nan Financial Holdings Co. Ltd.	161,832	136,624
Largan Precision Co. Ltd.	1,558	133,428
Lite-On Technology Corp.	35,683	107,581
MediaTek, Inc.	26,666	989,733
Mega Financial Holding Co. Ltd.	203,233	267,103
Nan Ya Plastics Corp.	79,551	121,008
Novatek Microelectronics Corp.	9,888	157,330
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 96.8% (CONTINUED)	Shares	Value
Taiwan - 22.9% (Continued)
Pegatron Corp.	32,686	$99,937
Quanta Computer, Inc.	50,778	420,961
Realtek Semiconductor Corp.	7,538	117,416
Shanghai Commercial & Savings Bank Ltd.	70,982	90,050
SinoPac Financial Holdings Co. Ltd.	182,863	147,982
Taishin Financial Holding Co. Ltd.	199,675	123,316
Taiwan Cooperative Financial Holding Co. Ltd.	163,411	133,483
Taiwan Mobile Co. Ltd.	41,417	132,933
Taiwan Semiconductor Manufacturing Co. Ltd.	462,503	13,142,008
TCC Group Holdings Co. Ltd.	122,465	129,097
Unimicron Technology Corp.	20,367	111,222
Uni-President Enterprises Corp.	82,678	211,034
United Microelectronics Corp.	207,838	318,681
Wistron Corp.	44,157	130,039
Wiwynn Corp.	1,425	88,006
Yageo Corp.	5,644	135,992
Yang Ming Marine Transport Corp.	42,886	82,719
Yuanta Financial Holding Co. Ltd.	229,030	228,542
		22,942,238

Thailand - 2.0%
Advanced Info Service PCL	20,147	132,260
Airports of Thailand PCL	79,744	126,400
Bangkok Bank PCL	34,442	132,376
Bangkok Dusit Medical Services PCL	236,892	174,454
Central Pattana PCL	63,427	98,312
CP ALL PCL	120,130	196,313
Delta Electronics Thailand PCL	101,411	290,193
Gulf Energy Development PCL	125,185	167,698
Kasikornbank PCL	47,436	174,999
PTT Exploration & Production PCL	25,812	106,449
PTT PCL	295,256	265,063
SCB X PCL	49,313	142,495
		2,007,012

Turkey - 0.4%
BIM Birlesik Magazalar AS	8,713	164,564
KOC Holding AS	20,940	136,005
Turk Hava Yollari AO (c)	13,942	121,769
		422,338

United Arab Emirates - 2.2%
Abu Dhabi Commercial Bank PJSC	56,655	137,128
Abu Dhabi Islamic Bank PJSC	43,716	145,920
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 96.8% (CONTINUED)	Shares	Value
United Arab Emirates - 2.2% (Continued)
Aldar Properties PJSC	74,328	$149,548
Dubai Electricity & Water Authority PJSC	173,923	112,699
Dubai Islamic Bank PJSC	106,135	169,044
Emaar Properties PJSC	139,172	327,000
Emirates NBD Bank PJSC	55,045	286,244
Emirates Telecommunications Group Co. PJSC	77,935	347,561
First Abu Dhabi Bank PJSC	155,037	550,425
		2,225,569

TOTAL COMMON STOCKS (Cost $82,331,512)		97,151,343

PREFERRED STOCKS - 2.8%
Brazil - 1.8%
Banco Bradesco SA 0.00%	116,271	255,313
Itau Unibanco Holding SA 0.00%	108,037	649,236
Itausa SA 0.00%	112,084	200,541
Klabin SA 0.00%	3	3
Petroleo Brasileiro SA 0.00%	102,305	673,936
		1,779,029

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA 0.00%	2,758	104,566

South Korea - 0.9%
Samsung Electronics Co. Ltd. 0.00%	18,416	868,130
TOTAL PREFERRED STOCKS (Cost $2,914,912)		2,751,725

REAL ESTATE INVESTMENT TRUSTS - 0.1%
Mexico - 0.1%
Fibra Uno Administracion SAB de CV	77,905	99,101
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $111,864)		99,101

RIGHTS - 0.0%(d)	Contracts
Brazil - 0.0%(d)
Localiza Rent a Car SA, Expires 08/07/2024, Exercise Price $33.48 (c)	184	356

India - 0.0%(d)
Tata Consumer Products Ltd., Expires 08/20/2024, Exercise Price $818.00 (c)(e)	430	1,906
TOTAL RIGHTS (Cost $1,546)		2,262

The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

SHORT-TERM INVESTMENTS - 1.3%	Shares	Value
Money Market Funds - 1.3%
First American Government Obligations Fund - Class X, 5.23% (f)	1,296,373	$1,296,373
TOTAL SHORT-TERM INVESTMENTS (Cost $1,296,373)		1,296,373

TOTAL INVESTMENTS - 101.0% (Cost $86,656,207)		$101,300,804
Liabilities in Excess of Other Assets - (1.0)%		(955,137)
TOTAL NET ASSETS - 100.0%		$100,345,667

Percentages are stated as a percent of net assets.

PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2024, the value of these securities total $2,167,301 or 2.2% of the Fund’s net assets.
(b)	To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.
(c)	Non-income producing security.
(d)	Represents less than 0.05% of net assets.
(e)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,906 or 0.0% of net assets as of July 31, 2024.
(f)	The rate shown represents the 7-day effective yield as of July 31, 2024.

The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS
July 31, 2024

COMMON STOCKS - 99.4%	Shares	Value
Australia - 6.0%
ANZ Group Holdings Ltd.	2,104	$39,970
Aristocrat Leisure Ltd.	408	14,467
BHP Group Ltd.	3,568	98,698
Commonwealth Bank of Australia	1,176	105,736
CSL Ltd.	336	68,054
Fortescue Ltd.	1,112	13,722
Macquarie Group Ltd.	272	37,318
National Australia Bank Ltd.	2,184	55,101
QBE Insurance Group Ltd.	1,056	12,486
Rio Tinto Ltd.	264	20,282
Transurban Group	2,176	18,513
Wesfarmers Ltd.	792	38,145
Westpac Banking Corp.	2,440	47,550
Woodside Energy Group Ltd.	1,336	24,114
Woolworths Group Ltd.	856	19,312
		613,468

Belgium - 0.7%
Anheuser-Busch InBev SA/NV	648	38,543
KBC Group NV	192	14,886
UCB SA	88	14,729
		68,158

Canada - 11.3%
Agnico Eagle Mines Ltd.	336	25,925
Alimentation Couche-Tard, Inc.	512	31,562
Bank of Montreal	496	41,835
Bank of Nova Scotia	824	38,477
Barrick Gold Corp.	1,224	22,678
Brookfield Corp.	920	44,865
Cameco Corp.	304	13,836
Canadian Imperial Bank of Commerce	640	33,097
Canadian National Railway Co.	440	50,936
Canadian Natural Resources Ltd.	1,480	52,547
Canadian Pacific Kansas City Ltd.	656	55,012
Cenovus Energy, Inc.	1,144	23,051
CGI, Inc. (a)	144	16,420
Constellation Software, Inc.	16	50,484
Dollarama, Inc.	192	17,999
Enbridge, Inc.	1,496	55,987
Fairfax Financial Holdings Ltd.	16	18,869
Fortis, Inc./Canada	344	14,381
Franco-Nevada Corp.	136	17,526
The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 99.4% (CONTINUED)	Shares	Value
Canada - 11.3% (Continued)
Intact Financial Corp.	128	$23,261
Manulife Financial Corp.	1,272	33,886
National Bank of Canada	240	20,074
Nutrien Ltd.	344	17,643
Pembina Pipeline Corp.	384	14,883
Restaurant Brands International, Inc.	216	15,124
Royal Bank of Canada	936	104,593
Shopify, Inc. - Class A (a)	824	50,467
Sun Life Financial, Inc.	408	20,254
Suncor Energy, Inc.	904	36,104
TC Energy Corp.	728	30,910
Teck Resources Ltd. - Class B	352	17,255
Thomson Reuters Corp.	96	15,558
Toronto-Dominion Bank	1,192	70,390
Waste Connections, Inc.	184	32,725
Wheaton Precious Metals Corp.	320	19,133
WSP Global, Inc.	88	14,618
		1,162,365

Denmark - 3.8%
Danske Bank AS	472	14,443
DSV AS	112	20,531
Novo Nordisk AS	2,384	315,313
Novonesis (Novozymes) B	288	18,336
Vestas Wind Systems AS (a)	712	17,579
		386,202

Finland - 0.6%
Kone Oyj - Class B	248	12,658
Nokia Oyj	3,624	14,202
Nordea Bank Abp	2,296	26,886
UPM-Kymmene Oyj	368	12,159
		65,905

France - 11.6%
Air Liquide SA	408	74,526
Airbus SE	416	63,012
AXA SA	1,552	54,572
BNP Paribas SA	728	49,999
Capgemini SE	112	22,255
Cie de Saint-Gobain SA	280	24,073
Cie Generale des Etablissements Michelin SCA	480	19,013
Credit Agricole SA	912	13,848
Danone SA	456	29,689
The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 99.4% (CONTINUED)	Shares	Value
France - 11.6% (Continued)
Dassault Systemes SE	472	$17,899
Engie SA	1,240	19,513
EssilorLuxottica SA	216	49,488
Hermes International	24	52,545
Kering SA	48	14,779
Legrand SA	184	19,889
L'Oreal SA	168	72,845
LVMH Moet Hennessy Louis Vuitton SE	176	124,381
Orange SA	1,440	15,974
Pernod Ricard SA	136	18,251
Publicis Groupe SA	160	16,731
Safran SA	264	58,029
Sanofi SA	800	82,537
Schneider Electric SE	400	96,472
Societe Generale SA	552	14,326
TotalEnergies SE	1,576	106,568
Veolia Environnement SA	480	15,086
Vinci SA	400	45,714
		1,192,014

Germany - 7.7%
adidas AG	112	28,036
Allianz SE	264	74,514
BASF SE	632	29,480
Bayer AG	664	19,758
Bayerische Motoren Werke AG	208	19,319
Deutsche Bank AG	1,280	19,998
Deutsche Boerse AG	136	27,877
Deutsche Post AG	680	30,357
Deutsche Telekom AG	2,288	59,850
E.ON SE	1,560	21,889
Infineon Technologies AG	864	29,969
Mercedes-Benz Group AG	592	39,185
Merck KGaA	88	15,790
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	96	47,335
Rheinmetall AG	32	17,448
RWE AG	440	16,424
SAP SE	728	153,652
Siemens AG	560	102,679
Volkswagen AG	128	15,113
Vonovia SE	544	16,726
		785,399

The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 99.4% (CONTINUED)	Shares	Value
Hong Kong - 0.9%
AIA Group Ltd.	7,896	$53,059
Hong Kong Exchanges & Clearing Ltd.	840	24,922
Prudential PLC	1,936	17,402
		95,383

Ireland - 0.5%
Experian PLC	648	30,589
Flutter Entertainment PLC (a)	120	23,718
		54,307

Italy - 2.0%
Enel SpA	5,464	38,993
Eni SpA	1,536	24,599
Ferrari NV	72	29,737
Generali	744	19,268
Intesa Sanpaolo SpA	11,352	46,078
UniCredit SpA	1,120	46,006
		204,681

Japan - 19.8%
Advantest Corp.	520	20,928
Ajinomoto Co., Inc.	352	14,641
Bridgestone Corp.	400	16,515
Canon, Inc.	680	21,525
Central Japan Railway Co.	600	14,199
Chugai Pharmaceutical Co. Ltd.	448	19,765
Dai-ichi Life Holdings, Inc.	640	19,857
Daiichi Sankyo Co. Ltd.	1,328	54,501
Daikin Industries Ltd.	192	28,075
Denso Corp.	1,304	21,884
Disco Corp.	64	21,130
Fanuc Corp.	664	19,990
Fast Retailing Co. Ltd.	120	33,363
Fujifilm Holdings Corp.	800	19,118
Fujitsu Ltd.	1,248	22,764
Hitachi Ltd.	3,200	70,235
Honda Motor Co. Ltd.	3,216	35,358
Hoya Corp.	240	30,343
ITOCHU Corp.	1,000	51,954
Japan Post Holdings Co. Ltd.	1,376	14,733
Japan Tobacco, Inc.	768	22,732
Kao Corp.	320	14,107
KDDI Corp.	1,032	31,138
Keyence Corp.	128	56,299
The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 99.4% (CONTINUED)	Shares	Value
Japan - 19.8% (Continued)
Komatsu Ltd.	656	$19,079
Lasertec Corp.	56	10,030
Marubeni Corp.	1,152	21,997
Mitsubishi Corp.	2,712	56,918
Mitsubishi Electric Corp.	1,384	24,030
Mitsubishi Estate Co. Ltd.	800	13,749
Mitsubishi Heavy Industries Ltd.	2,216	27,070
Mitsubishi UFJ Financial Group, Inc.	7,032	82,147
Mitsui & Co. Ltd.	1,968	46,374
Mitsui Fudosan Co. Ltd.	1,824	19,159
Mizuho Financial Group, Inc.	1,680	38,668
MS&AD Insurance Group Holdings, Inc.	952	22,763
Murata Manufacturing Co. Ltd.	1,296	28,990
NEC Corp.	176	15,273
Nidec Corp.	344	15,381
Nintendo Co. Ltd.	808	45,242
Nippon Steel Corp.	608	13,312
Nippon Telegraph & Telephone Corp.	36,720	39,317
Olympus Corp.	808	14,045
Oriental Land Co. Ltd.	720	20,580
ORIX Corp.	760	18,588
Panasonic Holdings Corp.	1,520	12,643
Recruit Holdings Co. Ltd.	976	56,408
Renesas Electronics Corp.	952	16,383
Seven & I Holdings Co. Ltd.	1,504	18,177
Shin-Etsu Chemical Co. Ltd.	1,384	62,343
SMC Corp.	40	19,799
SoftBank Corp.	1,944	25,500
SoftBank Group Corp.	704	43,056
Sompo Holdings, Inc.	640	14,812
Sony Group Corp.	800	72,254
Sumitomo Corp.	816	20,579
Sumitomo Mitsui Financial Group, Inc.	816	59,455
Suzuki Motor Corp.	1,200	14,094
Takeda Pharmaceutical Co. Ltd.	1,032	29,636
TDK Corp.	264	18,566
Terumo Corp.	992	17,919
Tokio Marine Holdings, Inc.	1,288	51,776
Tokyo Electron Ltd.	312	64,606
Toyota Motor Corp.	7,592	149,453
		2,035,325

The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 99.4% (CONTINUED)	Shares	Value
Netherlands - 4.9%
Adyen NV (a)(b)	16	$19,578
Argenx SE (a)	40	20,394
ASM International NV	32	21,943
ASML Holding NV	272	250,364
Heineken NV	200	17,753
ING Groep NV	2,328	42,201
Koninklijke Ahold Delhaize NV	664	21,400
Koninklijke Philips NV (a)	552	15,580
Prosus NV	984	34,200
Stellantis NV	1,464	24,434
Universal Music Group NV	504	11,995
Wolters Kluwer NV	168	28,200
		508,042

Singapore - 1.0%
DBS Group Holdings Ltd.	1,416	38,761
Oversea-Chinese Banking Corp. Ltd.	2,704	30,040
Sea Ltd. - ADR (a)	200	13,140
United Overseas Bank Ltd.	1,008	24,395
		106,336

Spain - 2.6%
Amadeus IT Group SA	304	19,984
Banco Bilbao Vizcaya Argentaria SA	4,072	42,765
Banco Santander SA	10,896	52,534
CaixaBank SA	2,560	14,922
Cellnex Telecom SA (b)	360	12,538
Iberdrola SA	4,375	57,670
Industria de Diseno Textil SA	776	37,675
Repsol SA	824	11,749
Telefonica SA	3,240	14,654
		264,491

Sweden - 2.0%
Assa Abloy AB - Class B	688	20,937
Atlas Copco AB - Class A	1,816	32,321
Atlas Copco AB - Class B	1,056	16,521
Evolution AB (b)	128	12,400
Hexagon AB - Class B	1,368	13,924
Investor AB (a)	1,240	35,176
Sandvik AB	736	15,065
Skandinaviska Enskilda Banken AB - Class A	1,048	16,147
The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 99.4% (CONTINUED)	Shares	Value
Sweden - 2.0% (Continued)
Swedbank AB - Class A	768	$16,351
Volvo AB - Class B	1,040	26,541
		205,383

Switzerland - 10.6%
ABB Ltd.	1,120	62,243
Alcon, Inc.	352	33,438
Cie Financiere Richemont SA	328	50,074
DSM-Firmenich AG	136	17,375
Geberit AG	24	15,323
Givaudan SA	8	39,255
Glencore PLC	7,728	42,699
Holcim AG	352	32,980
Lonza Group AG	56	37,476
Nestle SA	1,824	185,237
Novartis AG	1,504	168,914
Partners Group Holding AG	16	21,592
Roche Holding AG	496	161,500
Sika AG	112	34,043
STMicroelectronics NV	448	14,836
Swiss Life Holding AG	24	18,423
Swiss Re AG	208	25,699
UBS Group AG	2,216	67,307
Zurich Insurance Group AG	104	57,252
		1,085,666

United Kingdom - 13.4%
3i Group PLC	672	27,022
Anglo American PLC	792	23,927
Ashtead Group PLC	304	21,893
AstraZeneca PLC	1,056	167,900
BAE Systems PLC	2,128	35,481
Barclays PLC	10,560	31,739
BP PLC	10,688	63,046
British American Tobacco PLC	1,568	55,332
Compass Group PLC	1,200	36,962
Diageo PLC	1,568	48,761
GSK PLC	2,776	53,958
Haleon PLC	4,704	21,141
HSBC Holdings PLC	13,280	120,187
Imperial Brands PLC	608	16,758
Lloyds Banking Group PLC	44,552	34,124
London Stock Exchange Group PLC	328	39,931
The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 99.4% (CONTINUED)	Shares	Value
United Kingdom - 13.4% (Continued)
National Grid PLC	3,280	$41,575
NatWest Group PLC	4,360	20,632
Reckitt Benckiser Group PLC	496	26,640
Relx PLC	1,320	62,328
Rio Tinto PLC	752	48,588
Rolls-Royce Holdings PLC (a)	5,928	34,263
Shell PLC	4,504	164,439
SSE PLC	768	18,566
Standard Chartered PLC	1,824	17,989
Tesco PLC	4,952	21,110
Unilever PLC	1,704	104,622
Vodafone Group PLC	18,104	16,859
		1,375,773
TOTAL COMMON STOCKS (Cost $10,087,923)		10,208,898

REAL ESTATE INVESTMENT TRUSTS - 0.3%
Australia - 0.3%
Goodman Group	1,192	27,361
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $28,065)		27,361

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.23% (c)	31,540	31,540
TOTAL SHORT-TERM INVESTMENTS (Cost $31,540)		31,540

TOTAL INVESTMENTS - 100.0% (Cost $10,147,528)		$10,267,799
Other Assets in Excess of Liabilities - 0.0% (d)		1,682
TOTAL NET ASSETS - 100.0%		$10,269,481

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap

The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

(a)	Non-income producing security.
(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2024, the value of these securities total $44,516 or 0.4% of the Fund’s net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

MORTGAGE-BACKED SECURITIES - 45.6%	Par	Value
Federal Home Loan Mortgage Corp.
Pool QF5342, 4.00%, 12/01/2052	$1,443,404	$1,350,871
Pool QI2043, 6.00%, 03/01/2054	298,994	303,757
Pool QJ0225, 6.00%, 07/01/2054	1,300,000	1,319,898
Pool SD1961, 5.50%, 12/01/2052	400,413	400,849
Pool SD5781, 6.00%, 07/01/2054	650,000	660,355
Pool SD5809, 6.00%, 07/01/2054	1,400,000	1,420,117
Pool SD8256, 4.00%, 10/01/2052	1,999,861	1,871,654
Pool SD8322, 4.50%, 05/01/2053	933,766	898,452
Pool SD8325, 6.00%, 05/01/2053	1,064,767	1,080,399
Pool SD8384, 6.00%, 12/01/2053	2,338,473	2,371,342
Federal National Mortgage Association
Pool DB6624, 5.50%, 06/01/2054	699,248	702,853
Pool FS4932, 6.00%, 06/01/2053	795,024	807,689
Pool FS5635, 4.00%, 11/01/2052	1,903,762	1,781,716
Pool MA4919, 5.50%, 02/01/2053	965,526	966,577
Pool MA4941, 5.50%, 03/01/2053	929,753	930,764
Pool MA5008, 4.50%, 05/01/2053	1,400,919	1,347,938
Pool MA5039, 5.50%, 06/01/2053	1,000,883	1,001,972
Pool MA5109, 6.50%, 08/01/2053	395,582	405,716
Pool MA5165, 5.50%, 10/01/2053	944,432	945,460
Ginnie Mae II Pool
Pool MA8491, 5.50%, 12/20/2052	1,484,119	1,487,589
Pool MA8493, 6.50%, 12/20/2052	149,433	152,263
Pool MA8570, 5.50%, 01/20/2053	885,161	887,231
Pool MA8571, 6.00%, 01/20/2053	1,147,750	1,161,058
Pool MA8647, 5.00%, 02/20/2053	915,577	904,020
Pool MA8649, 6.00%, 02/20/2053	465,656	471,637
Pool MA8725, 5.00%, 03/20/2053	462,418	456,581
Pool MA8726, 5.50%, 03/20/2053	799,608	801,477
Pool MA8727, 6.00%, 03/20/2053	1,330,812	1,346,242
Pool MA8800, 5.00%, 04/20/2053	466,911	461,017
Pool MA8801, 5.50%, 04/20/2053	1,001,165	1,004,757
Pool MA8877, 4.50%, 05/20/2053	1,426,955	1,379,456
Pool MA8878, 5.00%, 05/20/2053	577,339	570,051
Pool MA8879, 5.50%, 05/20/2053	977,381	979,666
Pool MA8880, 6.00%, 05/20/2053	852,897	862,786
Pool MA8948, 5.50%, 06/20/2053	1,200,679	1,203,486
Pool MA8949, 6.00%, 06/20/2053	1,340,482	1,359,376
Pool MA9017, 5.50%, 07/20/2053	758,227	760,000
Pool MA9018, 6.00%, 07/20/2053	446,637	451,816
Pool MA9105, 5.00%, 08/20/2053	1,932,050	1,907,661
Pool MA9106, 5.50%, 08/20/2053	1,435,986	1,439,343
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

MORTGAGE-BACKED SECURITIES - 45.6% (CONTINUED)	Par	Value
Pool MA9107, 6.00%, 08/20/2053	$1,188,993	$1,202,780
Pool MA9166, 3.00%, 09/20/2053	187,422	167,609
Pool MA9171, 5.50%, 09/20/2053	2,113,975	2,118,917
Pool MA9305, 5.50%, 11/20/2053	881,556	883,617
Pool MA9485, 4.00%, 02/20/2054	493,842	465,366
Pool MA9539, 4.50%, 03/20/2054	990,341	957,684
TOTAL MORTGAGE-BACKED SECURITIES (Cost $45,888,648)		46,411,865

ASSET-BACKED SECURITIES - 17.2%
Affirm, Inc., Series 2024-A, Class D, 6.89%, 02/15/2029 (a)	200,000	201,177
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B, 6.87%, 06/17/2030 (a)	300,000	304,504
Avis Budget Car Rental LLC, Series 2023-1A, Class C, 6.23%, 04/20/2029(a)	300,000	303,573
Bankers Healthcare Group, Inc., Series 2024-1CON, Class C, 6.86%, 04/17/2035 (a)	400,000	405,863
Carvana Auto Receivables Trust
Series 2023-P5, Class D, 7.18%, 12/10/2030 (a)	500,000	531,959
Series 2024-P2, Class D, 6.10%, 06/10/2031	250,000	255,911
COLT Funding LLC, Series 2022-4, Class A2, 4.50%, 03/25/2067 (a)(b)	479,028	460,641
CPS Auto Trust, Series 2021-D, Class E, 4.06%, 12/15/2028 (a)	500,000	479,395
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.30%, 06/25/2066 (a)(b)	885,000	588,213
FHF Trust, Series 2024-2A, Class D, 7.15%, 09/15/2031 (a)	500,000	509,405
FIGRE Trust 2024-HE1, Series 2024-HE1, Class B, 6.51%, 03/25/2054 (a)(b)	925,548	940,497
Foundation Finance Trust, Series 2024-1A, Class D, 8.13%, 12/15/2049 (a)	150,000	152,839
FREED ABS Trust
Series 2021-3FP, Class D, 2.37%, 11/20/2028 (a)	202,274	198,738
Series 2022-4FP, Class D, 7.40%, 12/18/2029 (a)	350,000	353,330
GCAT, Series 2021-NQM4, Class A3, 1.56%, 08/25/2066 (a)(b)	1,188,730	993,601
GLS Auto Select Receivables Trust, Series 2024-2A, Class D, 6.37%, 08/15/2031 (a)	1,000,000	1,019,279
GreenSky Home Improvement Trust 2024-1, Series 2024-1, Class D, 7.33%, 07/25/2059 (a)	400,000	401,254
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (a)(b)	1,722,090	1,413,471
Helios Issuer LLC, Series 2021-B, Class A, 1.62%, 07/20/2048 (a)	79,210	67,965
Hertz Vehicle Financing LLC, Series 2023-4A, Class C, 7.51%, 03/25/2030(a)	500,000	527,640
Marlette Funding Trust
Series 2023-2A, Class D, 7.92%, 06/15/2033 (a)	300,000	301,345
Series 2024-1A, Class D, 6.93%, 07/17/2034 (a)	500,000	508,778
MFRA Trust, Series 2021-NQM2, Class A3, 1.47%, 11/25/2064 (a)(b)	428,582	369,320
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

ASSET-BACKED SECURITIES - 17.2% (CONTINUED)	Par	Value
Pagaya AI Debt Selection Trust
Series 2023-7, Class C, 8.80%, 07/15/2031 (a)	$699,739	$718,119
Series 2024-1, Class C, 8.34%, 07/15/2031 (a)	499,875	509,965
Series 2024-2, Class C, 7.57%, 08/15/2031 (a)	199,911	202,215
Series 2024-3, Class C, 7.30%, 10/15/2031 (a)	200,000	201,891
Series 2024-5, Class C, 7.27%, 10/15/2031 (a)	1,000,000	1,007,477
Prosper Marketplace Issuance Trust, Series 2023-1A, Class C, 8.29%, 07/16/2029 (a)	600,000	615,140
PRPM LLC, Series 2022-NQM1, Class A3, 5.50%, 08/25/2067 (a)(c)	297,203	300,068
Purchasing Power Funding, Series 2024-A, Class D, 7.26%, 08/15/2028 (a)	200,000	202,255
Republic Finance Issuance Trust, Series 2024-A, Class C, 7.28%, 08/20/2032 (a)	250,000	252,077
Saluda Grade Mortgage Funding LLC, Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (a)(b)	447,540	461,057
SBNA Auto Receivables Trust 2024-A, Series 2024-A, Class D, 6.04%, 04/15/2030 (a)	500,000	506,802
Sunnova Energy International, Inc., Series 2023-B, Class A, 5.30%, 08/22/2050 (a)	93,840	91,203
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	200,000	205,702
Veros Automobile Receivables Trust
Series 2021-1, Class C, 3.64%, 08/15/2028 (a)	500,000	499,596
Series 2024-1, Class C, 7.57%, 12/15/2028 (a)	500,000	508,663
TOTAL ASSET-BACKED SECURITIES (Cost $17,204,350)		17,570,928

U.S. TREASURY SECURITIES - 15.2%
United States Treasury Note/Bond
3.13%, 08/15/2025	1,500,000	1,475,832
4.63%, 11/15/2026	1,350,000	1,360,336
4.13%, 10/31/2027	1,850,000	1,851,012
4.38%, 08/31/2028	1,000,000	1,012,363
3.50%, 04/30/2030	1,000,000	973,418
4.13%, 08/31/2030	1,000,000	1,005,234
4.13%, 11/15/2032	1,200,000	1,204,758
3.50%, 02/15/2033	1,000,000	957,735
3.88%, 08/15/2033	1,000,000	983,027
4.38%, 05/15/2034	1,000,000	1,021,641
4.50%, 05/15/2038	1,000,000	1,034,531
3.50%, 02/15/2039	1,200,000	1,109,156
3.88%, 08/15/2040	1,000,000	953,145
1.88%, 11/15/2051	1,000,000	597,461
TOTAL U.S. TREASURY SECURITIES (Cost $15,353,448)		15,539,649

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

CORPORATE BONDS - 9.8%	Par	Value
Aerospace & Defense - 0.2%
Northrop Grumman Corp., 5.20%, 06/01/2054	$100,000	$95,927
RTX Corp., 6.10%, 03/15/2034	100,000	107,434
		203,361

Automotive - 0.1%
General Motors Financial Co., Inc., 6.10%, 01/07/2034	100,000	102,674

Banks - 1.0%
Bank of America Corp., 2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	250,000	204,318
JPMorgan Chase & Co., 6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	300,000	323,544
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	200,000	205,536
Wells Fargo & Co., 5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	300,000	305,867
		1,039,265

Beverages - 0.5%
Brown-Forman Corp., 4.00%, 04/15/2038	100,000	89,724
Constellation Brands, Inc., 4.90%, 05/01/2033	150,000	147,657
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	200,000	202,809
Molson Coors Beverage Co., 4.20%, 07/15/2046	100,000	82,076
		522,266

Biotechnology - 0.1%
Amgen, Inc., 5.25%, 03/02/2033	100,000	101,358

Brokerage & Investment Management - 0.2%
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)	200,000	187,960

Building Products - 0.1%
Carrier Global Corp., 3.38%, 04/05/2040	100,000	79,505

Capital Markets - 0.8%
Goldman Sachs Group, Inc., 3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	200,000	174,229
Morgan Stanley, 5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	300,000	305,609
MSCI, Inc., 3.25%, 08/15/2033 (a)	100,000	84,947
UBS Group AG, 5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035 (a)	200,000	204,008
		768,793

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

CORPORATE BONDS - 9.8% (CONTINUED)	Par	Value
Chemicals - 0.1%
Nutrien Ltd., 2.95%, 05/13/2030	$150,000	$135,659

Commercial Services & Supplies - 0.1%
Waste Management, Inc., 4.88%, 02/15/2034	100,000	100,060

Construction & Engineering - 0.1%
MasTec, Inc., 4.50%, 08/15/2028 (a)	150,000	145,026

Construction Machinery - 0.3%
Ashtead Capital, Inc., 5.95%, 10/15/2033 (a)	200,000	204,886
United Rentals North America, Inc., 6.00%, 12/15/2029 (a)	100,000	101,547
		306,433

Consumer Finance - 0.3%
American Express Co., 5.04% to 05/01/2033 then SOFR + 1.84%, 05/01/2034	100,000	99,878
Capital One Financial Corp., 5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034	200,000	201,525
		301,403

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp., 5.25%, 04/05/2034	100,000	101,864
Arrow Electronics, Inc., 5.88%, 04/10/2034	100,000	100,847
		202,711

Finance Companies - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/2028	250,000	230,715
Avolon Holdings Funding Ltd., 5.75%, 11/15/2029 (a)	100,000	101,538
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/2031 (a)	100,000	103,853
		436,106

Finance-Leasing Companies - 0.1%
GGAM Finance Ltd., 6.88%, 04/15/2029 (a)	100,000	102,493

Financial Services - 0.8%
Enact Holdings, Inc., 6.25%, 05/28/2029	100,000	101,532
Fiserv, Inc., 5.63%, 08/21/2033	150,000	154,964
Global Payments, Inc., 5.40%, 08/15/2032	150,000	149,615
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/2034 (a)	100,000	98,810
NMI Holdings, Inc., 6.00%, 08/15/2029	100,000	100,642

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

CORPORATE BONDS - 9.8% (CONTINUED)	Par	Value
Radian Group, Inc.
4.88%, 03/15/2027	$100,000	$98,804
6.20%, 05/15/2029	100,000	102,956
		807,323

Food & Beverage - 0.3%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	200,000	174,984
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 6.75%, 03/15/2034 (a)	93,000	99,623
		274,607

Food Products - 0.4%
Conagra Brands, Inc., 5.30%, 11/01/2038	100,000	96,974

Food Products - 0.4% (Continued)
J M Smucker Co., 6.20%, 11/15/2033	200,000	215,326
Tyson Foods, Inc., 4.88%, 08/15/2034	100,000	96,687
		408,987

Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC, 4.13%, 06/15/2047	100,000	84,598
CSX Corp., 6.15%, 05/01/2037	100,000	109,611
		194,209

Health Care Equipment & Supplies - 0.4%
Baxter International, Inc., 2.54%, 02/01/2032	100,000	83,949
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	150,000	157,529
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	200,000	170,796
		412,274

Household Durables - 0.3%
MDC Holdings, Inc., 6.00%, 01/15/2043	100,000	103,888
NVR, Inc., 3.00%, 05/15/2030	100,000	90,560
PulteGroup, Inc., 6.38%, 05/15/2033	100,000	107,708
		302,156

Insurance - 0.1%
MetLife, Inc., 6.50%, 12/15/2032	100,000	110,503

Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	100,000	90,846

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

CORPORATE BONDS - 9.8% (CONTINUED)	Par	Value
Media - 0.1%
Comcast Corp., 6.50%, 11/15/2035	$100,000	$111,361

Metals & Mining - 0.1%
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	100,000	99,638

Midstream - 0.1%
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	100,000	81,358

Oil Field Services - 0.1%
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029 (a)	100,000	96,206

Oil, Gas & Consumable Fuels - 1.0%
Continental Resources, Inc., 5.75%, 01/15/2031 (a)	100,000	100,468
Energy Transfer LP, 7.38%, 02/01/2031 (a)	100,000	105,636
Greenfire Resources Ltd., 12.00%, 10/01/2028 (a)	40,000	42,978
Hess Corp., 7.13%, 03/15/2033	100,000	113,659
Kinder Morgan, Inc., 5.95%, 08/01/2054	100,000	100,023
MPLX LP, 5.00%, 03/01/2033	100,000	97,571
ONEOK, Inc., 6.05%, 09/01/2033	100,000	104,897
Targa Resources Corp., 6.50%, 03/30/2034	100,000	107,941
Western Midstream Operating LP, 6.15%, 04/01/2033	100,000	103,981
Williams Cos., Inc., 5.65%, 03/15/2033	100,000	102,988
		980,142

Pharmaceuticals - 0.1%
Royalty Pharma PLC, 3.30%, 09/02/2040	100,000	74,137

Software - 0.2%
Roper Technologies, Inc., 1.75%, 02/15/2031	100,000	82,227
VMware LLC, 2.20%, 08/15/2031	100,000	83,292
		165,519

Specialized REITs - 0.2%
American Tower Corp., 5.55%, 07/15/2033	150,000	153,359
Crown Castle, Inc., 5.10%, 05/01/2033	100,000	99,238
		252,597

Specialty Retail - 0.2%
Lowe's Cos., Inc., 5.15%, 07/01/2033	100,000	101,294
O'Reilly Automotive, Inc., 4.70%, 06/15/2032	100,000	98,194
		199,488

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

CORPORATE BONDS - 9.8% (CONTINUED)	Par	Value
Technology - 0.2%
Dell International LLC / EMC Corp., 5.75%, 02/01/2033	$100,000	$104,355
IBM International Capital Pte Ltd., 4.90%, 02/05/2034	100,000	99,234
		203,589

Tobacco - 0.1%
Philip Morris International, Inc., 5.25%, 02/13/2034	100,000	100,473

Utilities - 0.1%
Vistra Operations Co. LLC, 6.00%, 04/15/2034 (a)	100,000	102,387

Wireless - 0.1%
T-Mobile USA, Inc., 5.05%, 07/15/2033	150,000	149,776
TOTAL CORPORATE BONDS (Cost $9,636,212)		9,952,649

COLLATERALIZED LOAN OBLIGATIONS - 4.8%
Apidos CLO, Series 2022-42A, Class C, 9.18% (3 mo. Term SOFR + 3.90%), 01/20/2036 (a)	475,000	483,779
ARES CLO, Series 2020-57A, Class BR, 7.20% (3 mo. Term SOFR + 1.91%), 01/25/2035 (a)	1,050,000	1,053,243
Dryden Senior Loan Fund, Series 2022-106A, Class D, 11.00% (3 mo. Term SOFR + 5.70%), 10/15/2035 (a)	750,000	754,687
Halsey Point CLO Ltd., Series 2023-7A, Class D, 11.12% (3 mo. Term SOFR + 5.84%), 07/20/2036 (a)	350,000	362,660
LCM LP, Series 22A, Class A2R, 6.99% (3 mo. Term SOFR + 1.71%), 10/20/2028 (a)	496,568	496,318
Saranac CLO, Series 2013-1A, Class BR, 7.44% (3 mo. Term SOFR + 2.16%), 07/26/2029 (a)	250,000	250,341
Symphony CLO Ltd., Series 2022-37A, Class B1R, 7.68% (3 mo. Term SOFR + 2.40%), 01/20/2037 (a)	450,000	452,203
Trimaran CAVU LLC, Series 2022-1A, Class D, 11.11% (3 mo. Term SOFR + 5.83%), 10/22/2035 (a)	500,000	504,833
Trinitas CLO Ltd., Series 2020-14A, Class D, 9.85% (3 mo. Term SOFR + 4.56%), 01/25/2034 (a)	500,000	500,966
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,843,687)		4,859,030

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.5%
A&D Mortgage LLC
Series 2023-NQM4, Class A1, 7.47%, 09/25/2068 (a)(c)	91,458	94,389
Series 2023-NQM4, Class A3, 8.10%, 09/25/2068 (a)(c)	91,458	94,741
Ellington Financial Mortgage Trust, Series 2024-INV1, Class A1A, 6.56%, 03/25/2069 (a)(c)	479,102	495,199

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.5% (CONTINUED)	Par	Value
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B, 8.70% (30 day avg SOFR US + 3.35%), 06/25/2043 (a)	$500,000	$527,553
GS Mortgage-Backed Securities Trust, Series 2023-PJ4, Class A15, 6.00%, 01/25/2054 (a)(b)	408,225	415,539
JP Morgan Mortgage Trust, Series 2021-1, Class A3, 2.50%, 06/25/2051(a)(b)	475,933	390,552
Onslow Bay Mortgage Loan Trust, Series 2021-NQM2, Class A3, 1.56%, 05/25/2061 (a)(b)	624,610	510,895
RCKT Mortgage Trust, Series 2022-4, Class A2, 3.50%, 06/25/2052 (a)(b)	869,569	772,466
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065 (a)(b)	424,613	382,412
Series 2021-1, Class M1, 2.50%, 07/25/2061 (a)(b)	744,000	488,076
Western Alliance Bancorp, Series 2021-CL2, Class M3, 9.45% (30 day avg SOFR US + 4.10%), 07/25/2059 (a)	465,447	468,006
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,484,189)		4,639,828

SHORT-TERM INVESTMENTS - 3.0%	Shares
Money Market Funds - 3.0%
First American Government Obligations Fund - Class X, 5.23% (d)	3,030,619	3,030,619
TOTAL SHORT-TERM INVESTMENTS (Cost $3,030,619)		3,030,619

TOTAL INVESTMENTS - 100.1% (Cost $100,441,153)		$102,004,568
Liabilities in Excess of Other Assets - (0.1)%		(148,314)
TOTAL NET ASSETS - 100.0%		$101,856,254

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2024, the value of these securities total $28,696,241 or 28.2% of the Fund’s net assets.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2024.
(c)	Step coupon bond. The rate disclosed is as of July 31, 2024.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF FUTURES CONTRACTS
July 31, 2024

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	207	09/19/2024	$23,145,188	$596,011
U.S. Treasury 5 Year Note	106	09/30/2024	11,436,406	117,715
U.S. Treasury Long Bonds	19	09/19/2024	2,294,844	64,063
Total Unrealized Appreciation (Depreciation)				$777,789

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2024

ASSET-BACKED SECURITIES - 28.0%	Par	Value
ACHV ABS Trust	$350,000	$351,984
Series 2023-4CP, Class B, 7.24%, 11/25/2030 (a)
Series 2023-3PL, Class C, 7.35%, 08/19/2030 (a)	250,000	251,829
Series 2024-1PL, Class C, 6.42%, 04/25/2031 (a)	500,000	505,787
ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 06/20/2030 (a)	119,272	120,103
Affirm, Inc., Series 2023-B, Class 1B, 7.44%, 09/15/2028 (a)	300,000	305,398
AMCR ABS Trust, Series 2023-1A, Class A, 7.66%, 01/21/2031 (a)	459,886	462,438
American Credit Acceptance Receivables Trust
Series 2022-4, Class D, 8.00%, 02/15/2029 (a)	1,300,000	1,333,289
Series 2024-1, Class B, 5.60%, 11/12/2027 (a)	800,000	801,428
Aqua Finance Trust, Series 2017-A, Class B, 6.61%, 11/15/2035 (a)	185,722	186,106
Avis Budget Car Rental LLC
Series 2019-2A, Class C, 4.24%, 09/22/2025 (a)	166,667	166,731
Series 2020-1A, Class B, 2.68%, 08/20/2026 (a)	500,000	488,110
Series 2020-2A, Class C, 4.25%, 02/20/2027 (a)	400,000	390,832
BOF URSA Funding Trust, Series 2023-CAR2, Class A2, 5.54%, 10/27/2031 (a)	710,268	711,423
CPS Auto Trust
Series 2022-D, Class D, 8.73%, 01/16/2029 (a)	605,000	638,746
Series 2024-B, Class B, 6.04%, 10/16/2028 (a)	1,000,000	1,016,723
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 03/15/2028 (a)	1,000,000	995,557
Series 2022-3A, Class C, 7.69%, 07/17/2028 (a)	250,000	254,540
Exeter Automobile Receivables Trust
Series 2020-3A, Class F, 5.56%, 06/15/2027 (a)	500,000	497,687
Series 2022-3A, Class D, 6.76%, 09/15/2028	800,000	813,374
Series 2023-2A, Class C, 5.75%, 07/17/2028	500,000	501,814
Flagship Credit Auto Trust, Series 2019-4, Class D, 3.12%, 01/15/2026 (a)	173,307	172,561
FREED ABS Trust
Series 2021-3FP, Class D, 2.37%, 11/20/2028 (a)	134,850	132,492
Series 2022-4FP, Class D, 7.40%, 12/18/2029 (a)	500,000	504,758
FREED ABS TRUST, Series 2022-3FP, Class D, 7.36%, 08/20/2029 (a)	500,000	503,991
GLS Auto Receivables Trust
Series 2022-2A, Class D, 6.15%, 04/17/2028 (a)	800,000	803,114
Series 2023-1A, Class B, 6.19%, 06/15/2027 (a)	100,000	100,243
Hertz Global Holdings, Inc., Series 2021-1A, Class B, 1.56%, 12/26/2025(a)	250,000	247,393
Lendbuzz Securitization Trust, Series 2021-1A, Class A, 1.46%, 06/15/2026 (a)	37,462	36,685
Marlette Funding Trust
Series 2021-3A, Class C, 1.81%, 12/15/2031 (a)	370,750	365,086
Series 2022-3A, Class B, 5.95%, 11/15/2032 (a)	269,708	270,232
Series 2022-3A, Class C, 6.89%, 11/15/2032 (a)	1,000,000	1,011,043
Series 2023-1A, Class C, 7.20%, 04/15/2033 (a)	862,000	877,691
Series 2023-3A, Class C, 7.06%, 09/15/2033 (a)	600,000	611,440
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

ASSET-BACKED SECURITIES - 28.0% (CONTINUED)	Par	Value
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.04%, 09/20/2027 (a)	$150,000	$151,040
Oportun Financial Corp., Series 2022-A, Class B, 5.25%, 06/09/2031 (a)	400,000	393,780
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class B, 1.82%, 01/16/2029 (a)	65,628	63,407
Series 2022-1, Class B, 3.34%, 10/15/2029 (a)	399,947	395,356
Series 2022-2, Class B, 6.63%, 01/15/2030 (a)	899,946	903,715
Series 2022-5, Class A, 8.10%, 06/17/2030 (a)	52,007	52,732
Series 2023-5, Class B, 7.63%, 04/15/2031 (a)	399,997	403,539
Series 2023-5, Class C, 9.10%, 04/15/2031 (a)	499,996	513,172
Series 2023-7, Class C, 8.80%, 07/15/2031 (a)	499,814	512,942
Series 2023-8, Class A, 7.30%, 06/16/2031 (a)	244	247
Series 2024-1, Class B, 7.11%, 07/15/2031 (a)	999,750	1,011,829
Series 2024-2, Class A, 6.32%, 08/15/2031 (a)	433,447	435,828
Series 2024-2, Class B, 6.61%, 08/15/2031 (a)	899,600	905,623
Series 2024-3, Class A, 6.26%, 10/15/2031 (a)	471,827	473,885
Series 2024-3, Class B, 6.57%, 10/15/2031 (a)	1,300,000	1,310,703
Series 2024-5, Class B, 6.60%, 10/15/2031 (a)	1,000,000	1,006,833
Pretium Mortgage Credit Partners LLC, Series 2024-NPL3, Class A1, 7.52%, 04/27/2054 (a)(b)	491,836	499,633
Prosper Marketplace Issuance Trust
Series 2023-1A, Class B, 7.48%, 07/16/2029 (a)	350,000	354,614
Series 2023-1A, Class C, 8.29%, 07/16/2029 (a)	200,000	205,047
PRPM LLC, Series 2024-RCF1, Class A1, 4.00%, 01/25/2054 (a)(b)	944,674	912,954
Purchasing Power Funding, Series 2024-A, Class B, 6.43%, 08/15/2028 (a)	400,000	403,226
Reach Financial LLC
Series 2022-2A, Class C, 8.40%, 05/15/2030 (a)	500,000	508,115
Series 2024-1A, Class B, 6.29%, 02/18/2031 (a)	500,000	502,496
Republic Finance Issuance Trust, Series 2020-A, Class A, 2.47%, 11/20/2030 (a)	29,746	29,681
Research-Driven Pagaya Motor Asset Trust
Series 2023-3A, Class A, 7.13%, 01/26/2032 (a)	159,289	160,595
Series 2023-4A, Class A, 7.54%, 03/25/2032 (a)	175,942	178,792
SAFCO Auto Receivables Trust, Series 2024-1A, Class A, 6.51%, 03/20/2028 (a)	63,513	63,751
Saluda Grade Mortgage Funding LLC, Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (a)(c)	447,540	461,057
Upstart Pass-Through Trust Series
Series 2022-ST1, Class A, 2.60%, 03/20/2030 (a)	79,976	78,915
Series 2022-ST3, Class A, 4.30%, 05/20/2030 (a)	222,846	218,703
Upstart Securitization Trust
Series 2021-2, Class C, 3.61%, 06/20/2031 (a)	691,362	680,537
Series 2021-5, Class B, 2.49%, 11/20/2031 (a)	172,595	171,447
Series 2022-2, Class B, 6.10%, 05/20/2032 (a)	353,550	353,857
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

ASSET-BACKED SECURITIES - 28.0% (CONTINUED)	Par	Value
Upstart Structured Pass-Through Trust
Series 2022-1A, Class A, 3.40%, 04/15/2030 (a)	$156,465	$154,619
Series 2022-4A, Class B, 8.54%, 11/15/2030 (a)	600,000	612,103
Verizon Master Trust, Series 2023-5, Class A1B, 6.02% (30 day avg SOFR US + 0.68%), 09/08/2028	300,000	301,557
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48%, 09/15/2027 (a)	510,000	510,263
TOTAL ASSET-BACKED SECURITIES (Cost $32,095,225)		32,327,221

CORPORATE BONDS - 27.3%
Aerospace & Defense - 1.3%
Boeing Co., 4.88%, 05/01/2025	500,000	496,267
Howmet Aerospace, Inc., 6.88%, 05/01/2025	500,000	504,847
Rolls-Royce PLC, 3.63%, 10/14/2025 (a)	500,000	488,516
		1,489,630

Automotive - 1.4%
American Honda Finance Corp., 0.75%, 08/09/2024	100,000	99,891
Ford Motor Credit Co. LLC
4.06%, 11/01/2024	250,000	248,810
2.30%, 02/10/2025	200,000	196,266
General Motors Financial Co., Inc., 2.90%, 02/26/2025	250,000	246,215
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025 (a)	500,000	489,950
Volkswagen Group of America Finance LLC, 3.35%, 05/13/2025 (a)	300,000	295,214
		1,576,346

Banks - 1.8%
Bank of America Corp., 4.00%, 01/22/2025	300,000	298,080
JPMorgan Chase & Co., 3.88%, 09/10/2024	400,000	399,300
Truist Financial Corp., 2.50%, 08/01/2024	500,000	500,000
UBS AG/Stamford CT, 3.63%, 09/09/2024	500,000	498,887
Wells Fargo & Co., 3.00%, 02/19/2025	400,000	395,061
		2,091,328

Building Products - 0.6%
Carrier Global Corp., 2.24%, 02/15/2025	500,000	491,496
Owens Corning, 4.20%, 12/01/2024	250,000	248,764
		740,260

Capital Markets - 0.8%
Ares Capital Corp., 3.25%, 07/15/2025	600,000	586,693
Bank of New York Mellon Corp., 0.85%, 10/25/2024	300,000	296,739
		883,432

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

CORPORATE BONDS - 27.3% (CONTINUED)	Par	Value
Chemicals - 1.3%
Eastman Chemical Co., 3.80%, 03/15/2025	$500,000	$495,036
Nutrien Ltd., 3.00%, 04/01/2025	250,000	246,208
Sherwin-Williams Co., 4.05%, 08/08/2024	250,000	249,909
Westlake Corp., 0.88%, 08/15/2024	506,000	505,016
		1,496,169

Commerical Services - 0.2%
Ashtead Capital, Inc., 1.50%, 08/12/2026 (a)	250,000	231,492

Consumer Finance - 0.4%
Capital One Financial Corp., 3.30%, 10/30/2024	515,000	511,963

Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc., 3.50%, 11/01/2024	207,000	205,916

Electric Utilities - 0.5%
Edison International
3.55%, 11/15/2024	320,000	317,668
4.95%, 04/15/2025	200,000	199,076
		516,744

Electronic Equipment, Instruments & Components - 0.4%
Arrow Electronics, Inc., 3.25%, 09/08/2024	100,000	99,711
Flex Ltd., 4.75%, 06/15/2025	306,000	303,939
		403,650

Finance Companies - 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.88%, 08/14/2024	500,000	499,455
Avolon Holdings Funding Ltd., 2.88%, 02/15/2025 (a)	600,000	589,934
		1,089,389

Financial Services - 0.7%
Global Payments, Inc., 2.65%, 02/15/2025	500,000	492,322
Radian Group, Inc., 4.50%, 10/01/2024	314,000	313,565
		805,887

Food & Beverage - 0.3%
Mondelez International Holdings Netherlands BV, 2.25%, 09/19/2024 (a)	370,000	368,276

Food Products - 0.5%
Campbell Soup Co., 3.95%, 03/15/2025	500,000	495,287
Tyson Foods, Inc., 3.95%, 08/15/2024	100,000	99,927
		595,214

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

CORPORATE BONDS - 27.3% (CONTINUED)	Par	Value
Ground Transportation - 0.6%
CSX Corp., 3.40%, 08/01/2024	$250,000	$250,000
Ryder System, Inc., 2.50%, 09/01/2024	440,000	438,552
		688,552

Health Care Equipment & Supplies - 1.3%
Baxter International, Inc., 1.32%, 11/29/2024	500,000	493,015
GE HealthCare Technologies, Inc., 5.55%, 11/15/2024	550,000	549,795
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	410,000	404,650
		1,447,460

Health Care Providers & Services - 1.0%
HCA, Inc., 5.38%, 02/01/2025	650,000	648,771
Laboratory Corp. of America Holdings
2.30%, 12/01/2024	200,000	197,824
3.60%, 02/01/2025	300,000	296,792
		1,143,387

Hotels, Restaurants & Leisure - 0.2%
Expedia Group, Inc., 6.25%, 05/01/2025 (a)	194,000	194,577

Household Durables - 0.4%
Whirlpool Corp., 3.70%, 05/01/2025	500,000	493,282

Industrial Conglomerates - 0.3%
3M Co., 2.65%, 04/15/2025	400,000	392,574

Insurance - 0.6%
New York Life Global Funding, 2.00%, 01/22/2025 (a)	410,000	403,641
Prudential Insurance Co. of America, 8.30%, 07/01/2025 (a)	250,000	255,463
		659,104

Leisure Products - 0.4%
Brunswick Corp., 0.85%, 08/18/2024	495,000	493,730

Machinery - 0.5%
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/2025	600,000	588,387

Metals & Mining - 0.5%
Freeport-McMoRan, Inc., 4.55%, 11/14/2024	550,000	548,677

Midstream - 0.6%
Plains All American Pipeline LP / PAA Finance Corp., 3.60%, 11/01/2024	550,000	547,024
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	120,000	119,903
		666,927

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

CORPORATE BONDS - 27.3% (CONTINUED)	Par	Value
Oil, Gas & Consumable Fuels - 5.7%
Canadian Natural Resources Ltd., 3.90%, 02/01/2025	$305,000	$302,367
Enbridge, Inc., 2.50%, 02/14/2025	500,000	491,920
Energy Transfer LP, 2.90%, 05/15/2025	455,000	445,939
EnLink Midstream Partners LP
4.15%, 06/01/2025	500,000	492,976
4.85%, 07/15/2026	200,000	197,701
Kinder Morgan, Inc., 4.30%, 06/01/2025	539,000	533,702
Marathon Petroleum Corp., 3.63%, 09/15/2024	444,000	442,768
MPLX LP
4.88%, 12/01/2024	250,000	249,310
4.88%, 06/01/2025	149,000	148,249
ONEOK Partners LP, 4.90%, 03/15/2025	400,000	398,444
ONEOK, Inc., 2.75%, 09/01/2024	300,000	299,025
Phillips 66 Co., 3.61%, 02/15/2025	690,000	682,556
TransCanada PipeLines Ltd., 1.00%, 10/12/2024	450,000	445,713
Western Midstream Operating LP, 3.10%, 02/01/2025	650,000	641,913
Williams Cos., Inc., 3.90%, 01/15/2025	800,000	793,793
		6,566,376

Packagaing & Containers - 0.1%
Graphic Packaging International LLC, 1.51%, 04/15/2026 (a)	108,000	101,142

Private Equity - 0.4%
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	500,000	477,526

Software - 0.4%
Oracle Corp., 2.50%, 04/01/2025	490,000	480,633

Specialized REITs - 0.6%
American Tower Corp., 2.95%, 01/15/2025	500,000	493,835
Host Hotels & Resorts LP, 4.00%, 06/15/2025	150,000	148,008
		641,843

Specialty Retail - 0.5%
AutoNation, Inc., 3.50%, 11/15/2024	600,000	595,297

Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co., 5.90%, 10/01/2024	500,000	500,062

Trading Companies & Distributors - 0.8%
Aircastle Ltd., 5.25%, 08/11/2025 (a)	500,000	497,478
GATX Corp., 3.25%, 03/30/2025	450,000	442,686
		940,164

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

CORPORATE BONDS - 27.3% (CONTINUED)	Par	Value
Trucking & Leasing - 0.3%
Penske Truck Leasing Co. Lp / PTL Finance Corp.
2.70%, 11/01/2024 (a)	$105,000	$104,204
3.95%, 03/10/2025 (a)	275,000	272,282
		376,486

Wireless Telecommunication Services - 0.4%
Sprint LLC, 7.63%, 02/15/2025	500,000	502,978
TOTAL CORPORATE BONDS (Cost $31,469,132)		31,504,860

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.4%
A&D Mortgage LLC
Series 2023-NQM4, Class A1, 7.47%, 09/25/2068 (a)(b)	182,915	188,779
Series 2023-NQM4, Class A3, 8.10%, 09/25/2068 (a)(b)	182,915	189,481
Series 2023-NQM5, Class A3, 7.76%, 11/25/2068 (a)(b)	473,658	489,137
COLT 2023-2 Mortgage Loan Trust, Series 2024-1, Class A1, 5.84%, 02/25/2069 (a)(b)	891,731	895,798
Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/2068 (a)(b)	437,193	449,511
Ellington Financial Mortgage Trust, Series 2024-INV1, Class A1A, 6.56%, 03/25/2069 (a)(b)	958,204	990,398
Federal Home Loan Mortgage Corp.
Series K045, Class A2, 3.02%, 01/25/2025	1,131,689	1,118,644
Series K046, Class A2, 3.21%, 03/25/2025	919,673	907,683
Series K047, Class A2, 3.33%, 05/25/2025 (c)	1,589,193	1,566,731
Series K048, Class A2, 3.28%, 06/25/2025 (c)	2,000,000	1,970,404
Series K049, Class A2, 3.01%, 07/25/2025	198,730	195,200
Series K054, Class A2, 2.75%, 01/25/2026	800,000	777,075
Series K055, Class A2, 2.67%, 03/25/2026	1,200,000	1,162,249
Series K056, Class A2, 2.53%, 05/25/2026	2,500,000	2,408,815
Series K057, Class A2, 2.57%, 07/25/2026	1,200,000	1,155,905
Series K058, Class A2, 2.65%, 08/25/2026	500,000	480,875
Series K731, Class A2, 3.60%, 02/25/2025 (c)	945,835	937,447
Series K732, Class A2, 3.70%, 05/25/2025	477,748	472,496
Series K-F100, Class AS, 5.52% (30 day avg SOFR US + 0.18%), 01/25/2028	387,813	384,656
Series K-F101, Class AS, 5.54% (30 day avg SOFR US + 0.20%), 01/25/2031	396,698	390,360
Series K-F113, Class AS, 5.57% (30 day avg SOFR US + 0.23%), 05/25/2028	454,976	452,240
Series K-F115, Class AS, 5.55% (30 day avg SOFR US + 0.21%), 06/25/2031	108,708	107,104
Series K-F117, Class AS, 5.58% (30 day avg SOFR US + 0.24%), 06/25/2031	450,831	445,884
Series KF129, Class AS, 5.59% (30 day avg SOFR US + 0.25%), 01/25/2029	483,649	476,822
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.4% (CONTINUED)	Par	Value
Federal Home Loan Mortgage Corp. (Continued)
Series KF133, Class AS, 5.71% (30 day avg SOFR US + 0.37%), 02/25/2029	$465,028	$462,668
Series KF160, Class AS, 6.04% (30 day avg SOFR US + 0.70%), 10/25/2030	637,628	641,098
Series KF48, Class A, 5.74% (30 day avg SOFR US + 0.40%), 06/25/2028	1,097,533	1,094,179
Series KF57, Class A, 5.99% (30 day avg SOFR US + 0.65%), 12/25/2028	949,798	955,503
Series KF59, Class A, 5.99% (30 day avg SOFR US + 0.65%), 02/25/2029	1,005,833	1,012,005
Series KF75, Class AS, 5.89% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	398,667	399,532
Series KF90, Class AS, 5.72% (30 day avg SOFR US + 0.38%), 09/25/2030	395,774	391,239
Series KF95, Class AL, 5.71% (30 day avg SOFR US + 0.37%), 11/25/2030	741,043	735,320
Series KF96, Class AL, 5.71% (30 day avg SOFR US + 0.37%), 12/25/2030	1,005,226	998,288
Series KF97, Class AS, 5.59% (30 day avg SOFR US + 0.25%), 12/25/2030	409,603	404,713
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, 6.20% (30 day avg SOFR US + 0.85%), 11/25/2041 (a)	339,510	339,829
Series 2022-DNA3, Class M1A, 7.35% (30 day avg SOFR US + 2.00%), 04/25/2042 (a)	273,524	277,867
Series 2024-DNA1, Class M1, 6.70% (30 day avg SOFR US + 1.35%), 02/25/2044 (a)	1,517,653	1,524,833
GS Mortgage-Backed Securities Trust, Series 2023-PJ6, Class A16, 6.50%, 04/25/2054 (a)(c)	422,250	432,698
Home RE Ltd., Series 2023-1, Class M1A, 7.50% (30 day avg SOFR US + 2.15%), 10/25/2033 (a)	500,000	502,905
Onslow Bay Mortgage Loan Trust, Series 2024-NQM2, Class A1, 5.88%, 12/25/2063 (a)(b)	921,473	931,177
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058 (a)(b)	448,203	462,901
Sequoia Mortgage Trust, Series 2023-4, Class A10, 6.00%, 11/25/2053 (a)(c)	391,988	396,299
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,439,815)		30,576,748

COLLATERALIZED LOAN OBLIGATIONS - 9.8%
Apidos CLO
Series 2015-20A, Class A1RA, 6.65% (3 mo. Term SOFR + 1.36%), 07/16/2031 (a)	346,268	345,747
Series XXXA, Class A1A, 6.68% (3 mo. Term SOFR + 1.40%), 10/18/2031 (a)	368,247	369,093
Atlas Senior Loan Fund Ltd., Series 2021-18A, Class X, 6.39% (3 mo. Term SOFR + 1.11%), 01/18/2035 (a)	400,000	399,992
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COLLATERALIZED LOAN OBLIGATIONS - 9.8% (CONTINUED)	Par	Value
Barings Middle Market CLO Ltd., Series 2019-IA, Class A1A, 7.31% (3 mo. Term SOFR + 2.01%), 10/15/2031 (a)	$208,648	$208,697
Blackstone, Inc., Series 2018-1A, Class A2, 6.57% (3 mo. Term SOFR + 1.27%), 04/15/2031 (a)	269,205	269,749
Dryden Senior Loan Fund, Series 2019-72A, Class AR, 6.66% (3 mo. Term SOFR + 1.34%), 05/15/2032 (a)	800,000	801,213
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 6.65% (3 mo. Term SOFR + 1.35%), 07/15/2031 (a)	1,333,940	1,335,983
Golub Capital Partners CLO Ltd.
Series 2013-17A, Class A1R, 7.20% (3 mo. Term SOFR + 1.91%), 10/25/2030 (a)	180,152	180,830
Series 2014-21A, Class AR, 7.02% (3 mo. Term SOFR + 1.73%), 01/25/2031 (a)	548,548	547,689
Series 2018-36A, Class A, 6.90% (3 mo. Term SOFR + 1.56%), 02/05/2031 (a)	446,190	446,859
LCM LP, Series 22A, Class A2R, 6.99% (3 mo. Term SOFR + 1.71%), 10/20/2028 (a)	647,698	647,371
LCM XIII LP, Series 14A, Class AR, 6.58% (3 mo. Term SOFR + 1.30%), 07/20/2031 (a)	259,872	260,381
Madison Park Funding Ltd.
Series 2017-23A, Class AR, 6.50% (3 mo. Term SOFR + 1.23%), 07/27/2031 (a)	483,935	484,833
Series 2021-52A, Class X, 6.44% (3 mo. Term SOFR + 1.16%), 01/22/2035 (a)	473,684	473,681
Neuberger Berman CLO Ltd., Series 2017-26A, Class AR, 6.46% (3 mo. Term SOFR + 1.18%), 10/18/2030 (a)	810,028	811,227
ROMARK CLO LLC, Series 2021-5A, Class X, 6.56% (3 mo. Term SOFR + 1.26%), 01/15/2035 (a)	1,052,632	1,052,609
Saranac CLO, Series 2013-1A, Class BR, 7.44% (3 mo. Term SOFR + 2.16%), 07/26/2029 (a)	250,000	250,341
THL Credit Lake Shore MM CLO Ltd.
Series 2019-2A, Class A1RR, 6.69% (3 mo. Term SOFR + 1.40%), 10/17/2031 (a)	1,500,000	1,499,941
Series 2021-1A, Class X, 6.74% (3 mo. Term SOFR + 1.44%), 10/15/2033 (a)	666,666	666,644
Voya CLO Ltd., Series 2014-2A, Class A1RR, 6.57% (3 mo. Term SOFR + 1.28%), 04/17/2030 (a)	330,657	330,306
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $11,374,831)		11,383,186

U.S. TREASURY SECURITIES - 1.5%
United States Treasury Note/Bond
4.25%, 12/31/2024	500,000	498,203
1.50%, 02/15/2025	800,000	784,804
2.75%, 05/15/2025	500,000	491,748
TOTAL U.S. TREASURY SECURITIES (Cost $1,773,546)		1,774,755

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

MORTGAGE-BACKED SECURITIES - 0.6%	Par	Value
Federal Home Loan Mortgage Corp., Series KF130, Class AS, 0.00% (30 day avg SOFR US + 0.29%), 01/25/2029	$650,832	$647,273
TOTAL MORTGAGE-BACKED SECURITIES (Cost $647,273)		647,273

SHORT-TERM INVESTMENTS - 9.6%
Money Market Funds - 6.1%	Shares
First American Government Obligations Fund - Class X, 5.23% (d)	7,104,056	7,104,056

U.S. Treasury Bills - 3.5%	Par
5.23%, 08/22/2024 (e)	4,000,000	3,987,873
TOTAL SHORT-TERM INVESTMENTS (Cost $11,091,929)		11,091,929

TOTAL INVESTMENTS - 103.2% (Cost $118,891,751)		$119,305,972
Liabilities in Excess of Other Assets - (3.2)%		(3,677,906)
TOTAL NET ASSETS - 100.0%		$115,628,066
Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2024, the value of these securities total $54,934,970 or 47.5% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of July 31, 2024.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2024.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(e)	The rate shown is the effective yield as of July 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SCHEDULE OF FUTURES CONTRACTS
July 31, 2024

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	10	09/30/2024	$2,053,672	$17,465
Total Unrealized Appreciation (Depreciation)				$17,465

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

STRIVE ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2024

	Strive 500 ETF		Strive Mid-Cap ETF	Strive Small-Cap ETF	Strive 1000 Growth ETF
Assets:
Investments in securities, at value(1) (See Note 2)	$600,939,643		$12,385,659	$55,433,254	$86,961,350
Dividends and interest receivable	354,198		3,714	11,235	26,937
Securities lending income receivable (See Note 5)	784		—	1,155	170
Total assets	601,294,625	601,294,625	12,389,373	55,445,644	86,988,457

Liabilities:
Due to securities lending agent (See Note 5)	59,400		—	592,281	22,744
Accrued investment advisory fees (See Note 4)	27,247		1,552	7,630	13,184
Total liabilities	86,647		1,552	599,911	35,928
Net Assets	$601,207,978		$12,387,821	$54,845,733	$86,952,529

Net Assets Consist of:
Paid-in capital	$488,832,194		$11,867,833	$49,412,068	$71,729,490
Total distributable earnings (accumulated deficit)	112,375,784		519,988	5,433,665	15,223,039
Net Assets:	$601,207,978		$12,387,821	$54,845,733	$86,952,529

Calculation of Net Asset Value Per Share:
Net Assets	$601,207,978		$12,387,821	$54,845,733	$86,952,529
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	17,010,000		490,000	1,740,000	2,190,000
Net Asset Value per Share	$35.34		$25.28	$31.52	$39.70

Cost of Investments in Securities	$488,143,205		$11,863,141	$48,823,745	$71,633,627

(1)Includes loaned securities with a value of	$55,077		$—	$582,329	$21,918

The accompanying notes are an integral part of these financial statements.

1

STRIVE ETFs
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
July 31, 2024

	Strive 1000 Value ETF	Strive 1000 Dividend Growth ETF	Strive U.S. Energy ETF	Strive U.S. Semiconductor ETF
Assets:
Investments in securities, at value(1) (See Note 2)	$54,652,477	$43,179,746	$344,845,634	$82,633,390
Receivable for investments sold	—	—	—	526,530
Dividends and interest receivable	62,795	32,316	42,614	39,754
Securities lending income receivable (See Note 5)	255	259	436	3
Total assets	54,715,527	43,212,321	344,888,684	83,199,677

Liabilities:
Due to securities lending agent (See Note 5)	28,860	—	560,016	—
Accrued investment advisory fees (See Note 4)	7,733	12,564	117,814	30,386
Total liabilities	36,593	12,564	677,830	30,386
Net Assets	$54,678,934	$43,199,757	$344,210,854	$83,169,291

Net Assets Consist of:
Paid-in capital	$49,760,546	$37,040,570	$336,891,921	$76,983,319
Total distributable earnings (accumulated deficit)	4,918,388	6,159,187	7,318,933	6,185,972
Net Assets:	$54,678,934	$43,199,757	$344,210,854	$83,169,291

Calculation of Net Asset Value Per Share:
Net Assets	$54,678,934	$43,199,757	$344,210,854	$83,169,291
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	1,850,000	1,340,000	11,320,000	1,750,000
Net Asset Value per Share	$29.56	$32.24	$30.41	$47.53

Cost of Investments in Securities	$49,535,118	$36,539,536	$328,325,155	$75,215,474

(1) Includes loaned securities with a value of	$28,242	$—	$549,821	$—
The accompanying notes are an integral part of these financial statements.

2

STRIVE ETFs
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
July 31, 2024

	Strive Natural Resources and Security ETF(2)	Strive Emerging Markets Ex-China ETF	Strive International Developed Markets ETF
Assets:
Investments in securities, at value(1) (See Note 2)	$23,226,824	$101,300,804	$10,267,799
Foreign currencies, at value	—	62,945	—
Dividends and interest receivable	11,951	316,744	3,506
ETF variable fee receivable	—	23,022	—
Securities lending income receivable (See Note 5)	388	—	—
Total assets	23,239,163	101,703,515	10,271,305

Liabilities:
Deferred foreign capital gains tax	—	1,269,586	—
Payable for investment securities purchased	—	62,017	—
Due to securities lending agent (See Note 5)	21,713	—	—
Accrued investment advisory fees (See Note 4)	9,684	26,245	1,824
Total liabilities	31,397	1,357,848	1,824
Net Assets	$23,207,766	$100,345,667	$10,269,481

Net Assets Consist of:
Paid-in capital	$22,470,458	$89,171,983	$10,144,320
Total distributable earnings (accumulated deficit)	737,308	11,173,684	125,161
Net Assets:	$23,207,766	$100,345,667	$10,269,481

Calculation of Net Asset Value Per Share:
Net Assets	$23,207,766	$100,345,667	$10,269,481
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	800,000	3,350,000	400,000
Net Asset Value per Share	$29.01	$29.95	$25.67

Cost of investments in securities	$22,391,251	$86,656,207	$10,147,528
Cost of foreign currency	$—	$62,931	$—

(1) Includes loaned securities with a value of	$22,760	$—	$—

(2) Effective August 16, 2024, the name of the Fund has changed from Strive FAANG 2.0 ETF to Strive Natural Resources and Security ETF.

The accompanying notes are an integral part of these financial statements.

3

STRIVE ETFs

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
July 31, 2024

	Strive Total Return Bond ETF	Strive Enhanced Income Short Maturity ETF
Assets:
Investments in securities, at value (See Note 2)	$102,004,568	$119,305,972
Dividend and interest receivable	632,058	575,323
Net unrealized appreciation on futures	777,789	17,465
Deposit at broker for futures	172,602	37,567
Total assets	103,587,017	119,936,327

Liabilities:
Payable for investment securities purchased	1,689,955	4,284,742
Accrued investment advisory fees (See Note 4)	40,808	23,519
Total liabilities	1,730,763	4,308,261
Net Assets	$101,856,254	$115,628,066

Net Assets Consist of:
Paid-in capital	$100,345,459	$115,055,137
Total distributable earnings (accumulated deficit)	1,510,795	572,929
Net Assets:	$101,856,254	$115,628,066

Calculation of Net Asset Value Per Share:
Net Assets	$101,856,254	$115,628,066
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	5,020,000	5,710,000
Net Asset Value per Share	$20.29	$20.25

Cost of investments in securities	$100,441,153	$118,891,751
Required margin held as collateral for futures contracts	$622,100	$10,500

The accompanying notes are an integral part of these financial statements.

4

STRIVE ETFs

STATEMENTS OF OPERATIONS
For the Period Ended July 31, 2024

	Strive 500 ETF	Strive Mid-Cap ETF⁽[1]⁾	Strive Small-Cap ETF	Strive 1000 Growth ETF
Investment Income:
Dividend income (net of foreign withholding tax of $6,674, $17, $731 and $279, respectively)	$5,791,828	34,330	$549,316	$423,425
Interest income	82,471	485	7,683	13,228
Securities lending income, net (See Note 5)	5,203	—	16,981	817
Total investment income	5,879,502	34,815	573,980	437,470

Expenses:
Investment advisory fees (See Note 4)	222,292	4,421	66,975	94,514
Net expenses	222,292	4,421	66,975	94,514

Net Investment Income (Loss)	5,657,210	30,394	507,005	342,956

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	4,645,378	(11,259)	1,497,696	102,826
	4,645,378	(11,259)	1,497,696	102,826
Net change in unrealized appreciation (depreciation) on:
Investments	82,705,354	522,518	4,721,382	12,170,244
	82,705,354	522,518	4,721,382	12,170,244
Net realized and unrealized gain (loss) on investments:	87,350,732	511,259	6,219,078	12,273,070
Net Increase (Decrease) in Net Assets Resulting from Operations	$93,007,942	$541,653	$6,726,083	$12,616,026

(1) The Fund commenced operations on April 10, 2024.

The accompanying notes are an integral part of these financial statements.

5

STRIVE ETFs

STATEMENTS OF OPERATIONS (CONTINUED)
For the Year Ended July 31, 2024

	Strive 1000 Value ETF	Strive 1000 Dividend Growth ETF	Strive U.S. Energy ETF	Strive U.S. Semiconductor ETF
Investment Income:
Dividend income (net of foreign withholding tax of $1,515, $101, $6,158 and $4,733, respectively)	$863,397	$609,935	$10,863,624	$469,559
Interest income	6,381	5,691	47,672	9,982
Securities lending income, net (See Note 5)	1,031	1,010	1,270	990
Total investment income	870,809	616,636	10,912,566	480,531

Expenses:
Investment advisory fees (See Note 4)	55,133	116,836	1,419,497	211,458
Net expenses	55,133	116,836	1,419,497	211,458

Net Investment Income (Loss)	815,676	499,800	9,493,069	269,073

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	569,429	134,921	15,050,085	13,999,964
	569,429	134,921	15,050,085	13,999,964
Net change in unrealized appreciation (depreciation) on:
Investments	4,181,033	5,164,282	(4,310,160)	(1,271,109)
	4,181,033	5,164,282	(4,310,160)	(1,271,109)
Net realized and unrealized gain (loss) on investments:	4,750,462	5,299,203	10,739,925	12,728,855
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,566,138	$5,799,003	$20,232,994	$12,997,928

The accompanying notes are an integral part of these financial statements.

6

STRIVE ETFs

STATEMENTS OF OPERATIONS (CONTINUED)
For the Period Ended July 31, 2024

	Strive Natural Resources and Security ETF(1)	Strive Emerging Markets Ex-China ETF	Strive International Developed Markets ETF(2)
Investment Income:
Dividend income (net of foreign withholding tax of $4,109, $388,660 and $1,079, respectively)	$121,151	$3,139,123	$6,684
Interest income	1,286	51,482	123
Securities lending income, net (See Note 5)	655	—	—
Total investment income	123,092	3,190,605	6,807

Expenses:
Investment advisory fees (See Note 4)	35,619	305,035	1,863
Overdraft fees expense	—	2,036	—
Net expenses	35,619	307,071	1,863

Net Investment Income (Loss)	87,473	2,883,534	4,944

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments (net of foreign capital gains tax of $0, $539,965 and $0, respectively)	349,227	(3,108,704)	—
Foreign currency	(310)	(26,344)	(56)
	348,917	(3,135,048)	(56)
Net change in unrealized appreciation (depreciation) on:
Investments (net change in deferred foreign capital gains tax of $0, $1,239,507 and $0, respectively)	889,286	5,835,383	(24,787)
Foreign currency	(53,712)	(2,293,162)	145,060
	835,574	3,542,221	120,273
Net realized and unrealized gain (loss) on investments:	1,184,491	407,173	120,217
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,271,964	$3,290,707	$125,161

(1) The Fund commenced operations on August 30, 2023.
(2) The Fund commenced operations on June 25, 2024.

The accompanying notes are an integral part of these financial statements.

7

STRIVE ETFs

STATEMENTS OF OPERATIONS (CONTINUED)
For the Period Ended July 31, 2024

	Strive Total Return Bond ETF ⁽¹⁾	Strive Enhanced Income Short Maturity ETF⁽¹⁾
Investment Income:
Interest income	$4,040,562	$4,359,064
Total investment income	4,040,562	4,359,064

Expenses:
Investment advisory fees (See Note 4)	339,288	175,960
Net expenses	339,288	175,960

Net Investment Income (Loss)	3,701,274	4,183,104

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	162,495	88,234
Futures contracts	(1,056,964)	(36,947)
	(894,469)	51,287
Net change in unrealized appreciation (depreciation) on:
Investments	1,563,416	414,221
Futures contracts	777,789	17,465
	2,341,205	431,686
Net realized and unrealized gain (loss) on investments:	1,446,736	482,973
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,148,010	$4,666,077

(1) The Fund commenced operations on August 9, 2023.

The accompanying notes are an integral part of these financial statements.

8

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Strive 500 ETF			Strive Mid-Cap ETF
	For the Year Ended July 31, 2024		For the Period Ended July 31, 2023(1)	For the Period Ended July 31, 2024(2)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$5,657,210		$1,648,426	$30,394
Net realized gain (loss) on investments	4,645,378		729,927	(11,259)
Net change in unrealized appreciation (depreciation) on investments	82,705,354		30,091,084	522,518
Net increase (decrease) in net assets resulting from operations	93,007,942		32,469,437	541,653

Distributions to Shareholders:
Distributable earnings	(5,358,321)		(1,419,614)	(21,665)
Total distributions to shareholders	(5,358,321)		(1,419,614)	(21,665)

Capital Share Transactions:
Proceeds from shares sold	281,414,552		229,618,180	11,867,833
Payments for shares redeemed	(19,724,717)		(8,799,490)	—
Transaction fees (See Note 1)	9		—	—
Net increase (decrease) in net assets derived from net change in capital share transactions	261,689,844		220,818,690	11,867,833

Net Increase (Decrease) in Net Assets	349,339,465		251,868,513	12,387,821

Net Assets:
Beginning of period	251,868,513		—	—
End of period	$601,207,978		$251,868,513	$12,387,821

Changes in Shares Outstanding:
Shares outstanding, beginning of period	8,600,000		—	—
Shares sold	9,060,000		8,950,000	490,000
Shares repurchased	(650,000)		(350,000)	—
Shares outstanding, end of period	17,010,000	17,010,000	8,600,000	490,000

(1) The Fund commenced operations on September 14, 2022.
(2) The Fund commenced operations on April 10, 2024.

The accompanying notes are an integral part of these financial statements.

9

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive Small-Cap ETF		Strive 1000 Growth ETF
	For the Year Ended July 31, 2024	For the Period Ended July 31, 2023(1)	For the Year Ended July 31, 2024	For the Period Ended July 31, 2023(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$507,005	$82,659	$342,956	$54,117
Net realized gain (loss) on investments	1,497,696	133,494	102,826	28,675
Net change in unrealized appreciation (depreciation) on investments	4,721,382	1,888,127	12,170,244	3,157,479
Net increase (decrease) in net assets resulting from operations	6,726,083	2,104,280	12,616,026	3,240,271

Distributions to Shareholders:
Distributable earnings	(530,975)	(67,734)	(350,997)	(43,091)
Total distributions to shareholders	(530,975)	(67,734)	(350,997)	(43,091)

Capital Share Transactions:
Proceeds from shares sold	35,108,214	24,431,395	46,415,893	27,123,990
Payments for shares redeemed	(10,297,175)	(2,628,360)	(706,110)	(1,343,455)
Transaction fees (See Note 1)	4	1	1	1
Net increase (decrease) in net assets derived from net change in capital share transactions	24,811,043	21,803,036	45,709,784	25,780,536

Net Increase (Decrease) in Net Assets	31,006,151	23,839,582	57,974,813	28,977,716

Net Assets:
Beginning of period	23,839,582	—	28,977,716	—
End of period	$54,845,733	$23,839,582	$86,952,529	$28,977,716

Changes in Shares Outstanding:
Shares outstanding, beginning of period	850,000	—	900,000	—
Shares sold	1,260,000	950,000	1,310,000	950,000
Shares repurchased	(370,000)	(100,000)	(20,000)	(50,000)
Shares outstanding, end of period	1,740,000	850,000	2,190,000	900,000

(1) The Fund commenced operations on November 9, 2022.

The accompanying notes are an integral part of these financial statements.

10

STRIVE ETFs
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive 1000 Value ETF			Strive 1000 Dividend Growth ETF
	For the Year Ended July 31, 2024		For the Period Ended July 31, 2023(1)	For the Year Ended July 31, 2024	For the Period Ended July 31, 2023(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$815,676		$133,064	$499,800	$105,293
Net realized gain (loss) on investments	569,429		1,603	134,921	30,599
Net change in unrealized appreciation (depreciation) on investments	4,181,033		936,325	5,164,282	1,475,928
Net increase (decrease) in net assets resulting from operations	5,566,138	5,566,138	1,070,992	5,799,003	1,611,820

Distributions to Shareholders:
Distributable earnings	(750,769)		(102,472)	(485,575)	(84,274)
Total distributions to shareholders	(750,769)		(102,472)	(485,575)	(84,274)

Capital Share Transactions:
Proceeds from shares sold	36,289,885		17,387,200	17,841,150	22,209,595
Payments for shares redeemed	(3,526,850)		(1,255,190)	(2,370,182)	(1,321,780)
Net increase (decrease) in net assets derived from net change in capital share transactions	32,763,035		16,132,010	15,470,968	20,887,815

Net Increase (Decrease) in Net Assets	37,578,404		17,100,530	20,784,396	22,415,361

Net Assets:
Beginning of period	17,100,530		—	22,415,361	—
End of period	$54,678,934		$17,100,530	$43,199,757	$22,415,361

Changes in Shares Outstanding:
Shares outstanding, beginning of period	650,000		—	800,000	—
Shares sold	1,330,000		700,000	620,000	850,000
Shares repurchased	(130,000)		(50,000)	(80,000)	(50,000)
Shares outstanding, end of period	1,850,000		650,000	1,340,000	800,000

(1) The Fund commenced operations on November 9, 2022.

The accompanying notes are an integral part of these financial statements.

11

STRIVE ETFs
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive U.S. Energy ETF		Strive U.S. Semiconductor ETF
	For the Year Ended July 31, 2024	For the Period Ended July 31, 2023(1)	For the Year Ended July 31, 2024	For the Period Ended July 31, 2023(2)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$9,493,069	$10,222,830	$269,073	$144,788
Net realized gain (loss) on investments	15,050,085	7,725,816	13,999,964	645,463
Net change in unrealized appreciation (depreciation) on investments	(4,310,160)	20,830,640	(1,271,109)	8,689,025
Net increase (decrease) in net assets resulting from operations	20,232,994	38,779,286	12,997,928	9,479,276

Distributions to Shareholders:
Distributable earnings	(9,743,291)	(9,891,239)	(254,625)	(137,017)
Total distributions to shareholders	(9,743,291)	(9,891,239)	(254,625)	(137,017)

Capital Share Transactions:
Proceeds from shares sold	98,672,695	423,825,077	67,659,754	31,001,497
Payments for shares redeemed	(125,154,920)	(92,509,749)	(33,860,172)	(3,717,350)
Transaction fees (See Note 1)	—	1	—	—
Net increase (decrease) in net assets derived from net change in capital share transactions	(26,482,225)	331,315,329	33,799,582	27,284,147

Net Increase (Decrease) in Net Assets	(15,992,522)	360,203,376	46,542,885	36,626,406

Net Assets:
Beginning of period	360,203,376	—	36,626,406	—
End of period	$344,210,854	$360,203,376	$83,169,291	$36,626,406

Changes in Shares Outstanding:
Shares outstanding, beginning of period	12,260,000	—	1,000,000	—
Shares sold	3,120,000	15,500,000	1,530,000	1,150,000
Shares repurchased	(4,060,000)	(3,240,000)	(780,000)	(150,000)
Shares outstanding, end of period	11,320,000	12,260,000	1,750,000	1,000,000

(1) The Fund commenced operations on August 8, 2022.
(2) The Fund commenced operations on October 5, 2022.

The accompanying notes are an integral part of these financial statements.

12

STRIVE ETFs
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive Natural Resources and Security ETF		Strive Emerging Markets Ex-China ETF
	For the Period Ended July 31, 2024(1)		For the Year Ended July 31, 2024	For the Period Ended July 31, 2023(2)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$87,473		$2,883,534	$1,362,334
Net realized gain (loss) on investments and foreign currency	348,917		(3,135,048)	(1,324,066)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	835,574		3,542,221	9,799,698
Net increase (decrease) in net assets resulting from operations	1,271,964	1,271,964	3,290,707	9,837,966

Distributions to Shareholders:
Distributable earnings	(76,248)		(1,599,535)	(462,914)
Total distributions to shareholders	(76,248)		(1,599,535)	(462,914)

Capital Share Transactions:
Proceeds from shares sold	25,055,282		31,796,470	143,615,130
Payments for shares redeemed	(3,043,232)		(87,293,030)	—
Transaction fees (See Note 1)	—		424,052	736,821
Net increase (decrease) in net assets derived from net change in capital share transactions	22,012,050		(55,072,508)	144,351,951

Net Increase (Decrease) in Net Assets	23,207,766		(53,381,336)	153,727,003

Net Assets:
Beginning of period	—		153,727,003	—
End of period	$23,207,766		$100,345,667	$153,727,003

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—		5,700,000	—
Shares sold	910,000		1,150,000	5,700,000
Shares repurchased	(110,000)		(3,500,000)	—
Shares outstanding, end of period	800,000		3,350,000	5,700,000

(1) The Fund commenced operations on August 30, 2023.
(2) The Fund commenced operations on January 30, 2023.

The accompanying notes are an integral part of these financial statements.

13

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive International Developed Markets ETF		Strive Total Return Bond ETF	Strive Enhanced Income Short Maturity ETF
	For the Period Ended July 31, 2024(1)		For the Period Ended July 31, 2024(2)	For the Period Ended July 31, 2024(2)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$4,944		$3,701,274	$4,183,104
Net realized gain (loss) on investments, futures, and foreign currency	(56)		(894,469)	51,287
Net change in unrealized appreciation (depreciation) on investments, futures, and foreign currency	120,273		2,341,205	431,686
Net increase (decrease) in net assets resulting from operations	125,161	125,161	5,148,010	4,666,077

Distributions to Shareholders:
Distributable earnings	—		(3,637,215)	(4,093,148)
Total distributions to shareholders	—		(3,637,215)	(4,093,148)

Capital Share Transactions:
Proceeds from shares sold	10,144,250		100,345,459	119,308,162
Payments for shares redeemed	—		—	(4,253,025)
Transaction fees (See Note 1)	70		—	—
Net increase (decrease) in net assets derived from net change in capital share transactions	10,144,320		100,345,459	115,055,137

Net Increase (Decrease) in Net Assets	10,269,481		101,856,254	115,628,066

Net Assets:
Beginning of period	—		—	—
End of period	$10,269,481		$101,856,254	$115,628,066

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—		—	—
Shares sold	400,000		5,020,000	5,920,000
Shares repurchased	—		—	(210,000)
Shares outstanding, end of period	400,000		5,020,000	5,710,000

(1) The Fund commenced operations on June 25, 2024.
(2) The Fund commenced operations on August 9, 2023.
The accompanying notes are an integral part of these financial statements.

14

STRIVE ETFs

 FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Transaction Fee(7)	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
Strive 500 ETF
For the Year Ended July 31, 2024	$29.29	0.44	6.02	6.46	(0.41)	(0.41)	0.00	$35.34	22.26%	$601,208	0.0545%	1.40%	4%
For the Period September 14, 2022(6) to July 31, 2023	$25.10	0.35	4.10	4.45	(0.26)	(0.26)	N/A	$29.29	17.85%	$251,869	0.0545%	1.52%	3%

Strive Mid-Cap ETF
For the Period April 10, 2024(6) to July 31, 2024	$24.50	0.09	0.75	0.84	(0.06)	(0.06)	N/A	$25.28	3.44%	$12,388	0.18%	1.24%	4%

Strive Small-Cap ETF
For the Year Ended July 31, 2024	$28.05	0.38	3.48	3.86	(0.39)	(0.39)	0.00(8)	$31.52	13.99%	$54,846	0.18%	1.36%	31%
For the Period November 9, 2022(6) to July 31, 2023	$24.32	0.25	3.67	3.92	(0.19)	(0.19)	0.00(8)	$28.05	16.20%	$23,840	0.18%	1.34%	20%

Strive 1000 Growth ETF
For the Year Ended July 31, 2024	$32.20	0.24	7.49	7.73	(0.23)	(0.23)	0.00(8)	$39.70	24.14%	$86,953	0.18%	0.65%	9%
For the Period November 9, 2022(6) to July 31, 2023	$24.51	0.16	7.64	7.80	(0.11)	(0.11)	N/A	$32.20	31.88%	$28,978	0.18%	0.74%	2%

Strive 1000 Value ETF
For the Year Ended July 31, 2024	$26.31	0.73	3.18	3.91	(0.66)	(0.66)	N/A	$29.56	15.12%	$54,679	0.18%	2.66%	13%
For the Period November 9, 2022(6) to July 31, 2023	$24.45	0.47	1.72	2.19	(0.33)	(0.33)	N/A	$26.31	9.03%	$17,101	0.18%	2.62%	4%

The accompanying notes are an integral part of these financial statements.

15

STRIVE ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Transaction Fee(7)	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
Strive 1000 Dividend Growth ETF
For the Year Ended July 31, 2024	$28.02	0.44	4.20	4.64	(0.42)	(0.42)	N/A	$32.24	16.73%	$43,200	0.35%	1.50%	10%
For the Period November 9, 2022(6) to July 31, 2023	$24.59	0.30	3.35	3.65	(0.22)	(0.22)	0.00(8)	$28.02	14.90%	$22,415	0.35%	1.56%	18%

Strive U.S. Energy ETF
For the Year Ended July 31, 2024	$29.38	0.81	1.06	1.87	(0.84)	(0.84)	N/A	$30.41	6.43%	$344,211	0.41%	2.74%	21%
For the Period August 8, 2022(6) to July 31, 2023	$25.12	0.84	4.20	5.04	(0.78)	(0.78)	0.00(8)	$29.38	20.22%	$360,203	0.41%	3.04%	6%

Strive U.S. Semiconductor ETF
For the Year Ended July 31, 2024	$36.63	0.21	10.90	11.11	(0.21)	(0.21)	N/A	$47.53	30.46%	$83,169	0.40%	0.51%	29%
For the Period October 5, 2022(6) to July 31, 2023	$25.07	0.22	11.53	11.75	(0.19)	(0.19)	N/A	$36.63	47.03%	$36,626	0.40%	0.92%	10%

Strive Natural Resources and Security ETF
For the Period August 30, 2023(6) to July 31, 2024	$25.13	0.30	3.84	4.14	(0.26)	(0.26)	N/A	$29.01	16.60%	$23,208	0.49%	1.20%	27%

Strive Emerging Markets Ex-China ETF
For the Year Ended July 31, 2024	$26.97	0.82	2.35	3.17	(0.31)	(0.31)	0.12	$29.95	12.38%	$100,346	0.32%	3.02%	80%
For the Period January 30, 2023(6) to July 31, 2023	$25.17	0.29	1.43	1.88	(0.08)	(0.08)	0.16	$26.97	7.49%	$153,727	1.29%	2.28%	39%

The accompanying notes are an integral part of these financial statements.

16

STRIVE ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Transaction Fee(7)	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
Strive International Developed Markets ETF
For the Period June 25, 2024(6) to July 31, 2024	$25.11	0.02	0.54	0.56	—	—	0.00(8)	$25.67	2.24%	$10,269	0.29%	0.77%	0%

Strive Total Return Bond ETF
For the Period August 9, 2023(6) to July 31, 2024	$20.00	1.04	0.21	1.25	(0.96)	(0.96)	N/A	$20.29	6.45%	$101,856	0.49%	5.35%	51%

Strive Enhanced Income Short Maturity ETF
For the Period August 9, 2023(6) to July 31, 2024	$20.00	1.17	0.12	1.29	(1.04)	(1.04)	N/A	$20.25	6.57%	$115,628	0.25%	5.94%	83%

(1) Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3) For periods of less than one year, these ratios are annualized.
(4) Net expenses include effects of any reimbursement or recoupment.
(5) Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.
(6) Commencement of operations.
(7) See Note 1.
(8) Less than $0.005.
The accompanying notes are an integral part of these financial statements.

17

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2024

NOTE 1 – ORGANIZATION
Each fund listed in the table below (each, a “Fund”, or collectively, the “Funds”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. Each Fund may be referred to herein by the ticker symbol indicated in the table below. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each of the Funds is considered non-diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services - Investment Companies. Each Fund is listed on the New York Stock Exchange.

Fund	Ticker	Commencement of Operations	Creation Unit Size
Strive 500 ETF	STRV	September 14, 2022	10,000
Strive Mid-Cap ETF	STXM	April 10, 2024	10,000
Strive Small-Cap ETF	STXK	November 9, 2022	10,000
Strive 1000 Growth ETF	STXG	November 9, 2022	10,000
Strive 1000 Value ETF	STXV	November 9, 2022	10,000
Strive 1000 Dividend Growth ETF	STXD	November 9, 2022	10,000
Strive U.S. Energy ETF	DRLL	August 8, 2022	10,000
Strive U.S. Semiconductor ETF	SHOC	October 5, 2022	10,000
Strive Natural Resources and Security ETF	FTWO	August 30, 2023	10,000
Strive Emerging Markets Ex-China ETF	STXE	January 30, 2023	50,000
Strive International Developed Markets ETF	STXI	June 25, 2024	50,000
Strive Total Return Bond ETF	STXT	August 9, 2023	10,000
Strive Enhanced Income Short Maturity ETF	BUXX	August 9, 2023	10,000
Prior to August 16, 2024, the name of the Strive Natural Resources and Security ETF was Strive FAANG 2.0 ETF.
The investment objective of the below Funds is to seek to track the total return performance, before fees and expenses, of an index as described in the table below, and each Fund’s strategy is to track the investment results of its underlying index. The underlying index for each Fund is defined below:

Fund	Index Description	Index
STRV	U.S.-listed large cap equity securities	Bloomberg U.S. Large Cap Index
STXM	U.S. mid-capitalization companies	Bloomberg U.S. 400 Index
STXK	U.S. small-capitalization companies	Bloomberg U.S. 600 Index
STXG	Large- and mid-capitalization U.S. equity securities that exhibit growth characteristics	Bloomberg U.S. 1000 Growth Index
STXV	Large- and mid-capitalization U.S. equity securities that exhibit value characteristics	Bloomberg U.S. 1000 Value Index
STXD	U.S.-listed equities with a history of consistently growing dividends	Bloomberg U.S. 1000 Dividend Growth Index
DRLL	U.S.-listed equities in the energy sector	Bloomberg U.S. Energy Select Index
SHOC	U.S.-listed equities in the semiconductor sector	Bloomberg U.S. Listed Semiconductors Select Index
FTWO	Companies that are engaged in national security and natural resource security	Bloomberg FAANG 2.0 Select Index
STXE	Emerging market, ex-China securities	Bloomberg Emerging Markets ex China Large & Mid Cap Index
STXI	Developed markets, ex-US securities	Bloomberg Developed Markets ex U.S. Large & Mid Cap Index

18

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

Prior to January 26, 2024, STRV’s underlying index was the Solactive GBS United States 500 Index. Prior to January 25, 2023, STXK’s underlying index was the Bloomberg US 2000. Prior to April 11, 2024, DRLL’s underlying index was the Solactive United States Energy Regulated Capped Index. Prior to March 21, 2024, SHOC’s underlying index was the Solactive United States Semiconductors 30 Capped Total Return Index. The investment objective of BUXX is to seek to provide current income while seeking to minimize price volatility and maintain liquidity, and the investment objective of the STXT is to seek to maximize total return. Each Fund manages to its respective index.
Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. For STXT and BUXX, Creation Units are issued principally for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

19

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of July 31, 2024, the Funds did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

20

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

The following is a summary of the fair value classification of each Fund’s investments as of July 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
STRV
Assets
Common Stocks	$586,883,097	$—	$—	$586,883,097
Real Estate Investment Trusts	11,901,117	—	—	11,901,117
Investments Purchased with Proceeds from Securities Lending	59,400	—	—	59,400
Money Market Funds	2,096,029	—	—	2,096,029
Total Investments in Securities	$600,939,643	$—	$—	$600,939,643

STXM
Assets
Common Stocks	$11,425,542	$—	$—	$11,425,542
Real Estate Investment Trusts	913,482	—	—	913,482
Money Market Funds	46,635	—	—	46,635
Total Investments in Securities	$12,385,659	$—	$—	$12,385,659

STXK
Assets
Common Stocks	$51,338,128	$—	$—	$51,338,128
Real Estate Investment Trusts	3,406,247	—	—	3,406,247
Investments Purchased with Proceeds from Securities Lending	592,281	—	—	592,281
Money Market Funds	96,598	—	—	96,598
Total Investments in Securities	$55,433,254	$—	$—	$55,433,254

STXG
Assets
Common Stocks	$85,127,634	$—	$—	$85,127,634
Real Estate Investment Trusts	1,537,609	—	—	1,537,609
Contingent Value Rights	—	—	0*	0*
Investments Purchased with Proceeds from Securities Lending	22,744	—	—	22,744
Money Market Funds	273,363	—	—	273,363
Total Investments in Securities	$86,961,350	$—	$ 0*	$86,961,350

STXV
Assets
Common Stocks	$52,267,720	$—	$—	$52,267,720
Real Estate Investment Trusts	2,050,703	—	—	2,050,703
Investments Purchased with Proceeds from Securities Lending	28,860	—	—	28,860
Money Market Funds	305,194	—	—	305,194
Total Investments in Securities	$54,652,477	$—	$—	$54,652,477

21

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
STXD
Assets
Common Stocks	$41,752,499	$—	$—	$41,752,499
Real Estate Investment Trusts	1,330,704	—	—	1,330,704
Money Market Funds	96,543	—	—	96,543
Total Investments in Securities	$43,179,746	$—	$—	$43,179,746

DRLL
Assets
Common Stocks	$343,721,097	$—	$—	$343,721,097
Investments Purchased with Proceeds from Securities Lending	560,016	—	—	560,016
Money Market Funds	564,521	—	—	564,521
Total Investments in Securities	$344,845,634	$—	$—	$344,845,634

SHOC
Assets
Common Stocks	$82,423,040	$—	$—	$82,423,040
Money Market Funds	210,350	—	—	210,350
Total Investments in Securities	$82,633,390	$—	$—	$82,633,390

FTWO
Assets
Common Stocks	$23,142,648	$—	$—	$23,142,648
Investments Purchased with Proceeds from Securities Lending	21,713	—	—	21,713
Money Market Funds	62,463	—	—	62,463
Total Investments in Securities	$23,226,824	$—	$—	$23,226,824

STXE
Assets
Common Stocks	$97,151,343	$—	$—	$97,151,343
Preferred Stocks	2,751,725	—	—	2,751,725
Real Estate Investment Trusts	99,101	—	—	99,101
Rights	356	—	1,906	2,262
Money Market Funds	1,296,373	—	—	1,296,373
Total Investments in Securities	$101,298,898	$—	$1,906	$101,300,804

STXI
Assets
Common Stocks	$10,208,898	$—	$—	$10,208,898
Real Estate Investment Trusts	27,361	—	—	27,361
Money Market Funds	31,540	—	—	31,540
Total Investments in Securities	$10,267,799	$—	$—	$10,267,799

22

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
STXT
Assets
Mortgage-backed Securities	$—	$46,411,865	$—	$46,411,865
Asset-backed Securities	—	17,570,928	—	17,570,928
U.S. Treasury Obligations	—	15,539,649	—	15,539,649
Corporate Bonds	—	9,952,649	—	9,952,649
Collateralized Loan Obligations	—	4,859,030	—	4,859,030
Collateralized Mortgage Obligations	—	4,639,828	—	4,639,828
Money Market Funds	3,030,619	—	—	3,030,619
Total Investments in Securities	$3,030,619	$98,973,949	$—	$102,004,568

Other Financial Instruments:
Futures**	$777,789	$—	$—	$777,789
Total Futures	$777,789	$—	$—	$777,789

BUXX
Assets
Asset-Backed Securities	$—	$32,327,221	$—	$32,327,221
Corporate Bonds	—	31,504,860	—	31,504,860
Collateralized Mortgage Obligations	—	30,576,748	—	30,576,748
Collateralized Loan Obligations	—	11,383,186	—	11,383,186
U.S. Treasury Securities	—	1,774,755	—	1,774,755
Mortgage-Backed Securities	—	647,273	—	647,273
Money Market Funds	7,104,056	—	—	7,104,056
U.S. Treasury Bills	—	3,987,873	—	3,987,873
Total Investments in Securities	$7,104,056	$112,201,916	$—	$119,305,972

Other Financial Instruments:
Futures**	$17,465	$—	$—	$17,465
Total Futures	$17,465	$—	$—	$17,465

Refer to the Schedules of Investments for additional information.
*	Amount is less than $0.50.
**	The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of July 31, 2024.
During the fiscal period ended July 31, 2024, the Funds, other than STXG and STXE, did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

23

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

Below is a reconciliation of securities in Level 3 for the Funds for the fiscal period ended July 31, 2024:

	STXG	STXE
	Contingent Value Rights	Common Stock	Rights
Value, Beginning of Year	$—	$275,658	$—
Purchases	—	252,619	—
Proceeds from Sales	—	(267,243)	—
Net Realized Gains (Losses)	—	143,087	—
Return of Capital	—	—	—
Change in Unrealized Appreciation (Depreciation)	—	(156,905)	—
Transfers In/(Out) of Level 3	0(a)	(247,216)	1,906
Value, End of Year	$ 0(a)	$—	$1,906
(a) Amount is less than $0.50.

Significant unobservable valuation inputs monitored by the Valuation Designee under the supervision of the Adviser for restricted securities or material Level 3 investments as of July 31, 2024, for each Fund are as follows:

	Fair Value at July 31, 2024	Valuation Technique	Unobservable Input	Input Values (Ranges)
STXG
Contingent Value Rights	$0	Corporate Action	No market availability	$0.00

STXE
Rights	$1,906	Corporate Action	Parent price less subscription price	370.95 INR - 395.65 INR

B.Derivative Transactions The values of derivative instruments on the Statements of Assets and Liabilities for STXT & BUXX as of July 31, 2024, were as follows:

Fund	Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures	Value of Unrealized Appreciation (Depreciation)*
STXT	Futures Contracts	Interest Rate	Deposit at Broker for Futures	$172,602	$777,789
BUXX	Futures Contracts	Interest Rate	Deposit at Broker for Futures	$37,567	$17,465
* Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the Statements of Operations for the fiscal period ended July 31, 2024, for STXT and BUXX was as follows:

Fund	Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
STXT	Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$(1,056,964)

24

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

BUXX	Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$(36,947)

Fund	Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives
STXT	Futures Contracts	Interest Rate	Net change in Unrealized appreciation (depreciation) on futures contracts	$777,789
BUXX	Futures Contracts	Interest Rate	Net change in Unrealized appreciation (depreciation) on futures contracts	$17,465
The average notional value of the long futures contracts held in STXT during the fiscal period ended July 31, 2024, was $19,947,855 and the average notional value of the long futures contracts held in BUXX during the fiscal period ended July 31, 2024, was $2,954,372.

Balance Sheet Offsetting Information

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of July 31, 2024, the Funds were not subject to any netting agreements.

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2024:

	STXT
	Gross Amounts of Recognized Assets	Gross Amounts offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities*	Gross Amounts Not Offset in Statements of Assets and Liabilities
				Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts	$777,789	$—	$777,789	$—	$—	$777,789

BUXX
	Gross Amounts of Recognized Assets	Gross Amounts offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities*	Gross Amounts Not Offset in Statements of Assets and Liabilities
				Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts	$17,465	$—	$17,465	$—	$—	$17,465

* Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts, which is included in deposit at broker for futures on the Statements of Assets and Liabilities.

C.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S.

25

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

dollar amounts on the respective dates of such transactions.The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

D.Federal Income Taxes. Each Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal period ended July 31, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended July 31, 2024, the Funds did not have liabilities for any unrecognized tax benefits. The Funds would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended July 31, 2024, the Funds did not incur any interest or penalties. Each Fund is subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

The Funds may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which each Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in“Deferred foreign capital gains tax” on the accompanying Statements of Assets and Liabilities and is comprised of and taxes on unrealized gains.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for each Fund are declared and paid on a quarterly basis except for STXE, STXT, and BUXX. Distributions to shareholders from net investment income for STXE are declared and paid on a semi-annual basis and distributions to shareholders from next investment income for STXT and BUXX are declared and paid on a monthly basis. Distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis for each Fund. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the

26

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

total number of shares outstanding for the Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

I.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Each Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged a Fund shares for securities held by a Fund rather than for cash, are not taxable to a Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the fiscal period ended July 31, 2024, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
STRV	$(5,280,251)	$5,280,251
STXM(1)	—	—
STXK	(2,599,199)	2,599,199
STXG	(194,188)	194,188
STXV	(824,514)	824,514
STXD	(552,441)	552,441
DRLL	(22,019,103)	22,019,103
SHOC	(15,113,381)	15,113,381
FTWO(2)	(458,408)	458,408
STXE	(440,047)	440,047
STXI(3)	—	—
STXT(4)	—	—
BUXX(4)	—	—

(1) The Fund commenced operations on April 10, 2024.
(2) The Fund commenced operations on August 30, 2023.
(3) The Fund commenced operations on June 25, 2024.
(4) The Fund commenced operations on August 9, 2023.

27

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

NOTE 3 – RISKS

An investment in the Funds involves risk, including those described below (in alphabetical order). There is no assurance that the Funds will achieve its investment objective. An investor may lose money by investing in the Funds. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds. Following the table, each risk is explained.

	STRV	STXM	STXK	STXG	STXV	STXD	SHOC
Concentration Risk	✓	✓	✓	✓	✓	✓	✓
Consumer Discretionary Sector Risk			✓	✓	✓
Dividend-Paying Common Equity Security Risk						✓
Energy Sector Risk					✓		✓
Equity Investing Risk	✓	✓	✓	✓	✓	✓	✓
ETF Risks	✓	✓	✓	✓	✓	✓	✓
Financials Sector Risk			✓		✓	✓
Geopolitical/Natural Disaster Risks	✓	✓	✓	✓	✓	✓	✓
Gold and Precious Metals Risk
Growth Investing Risk				✓		✓
Healthcare Sector Risk			✓	✓	✓	✓
Index Calculation Risk	✓	✓	✓	✓	✓	✓	✓
Index Rebalance Risk	✓	✓	✓	✓	✓	✓	✓
Industrials Sector Risk			✓		✓	✓
Investment Risk	✓	✓	✓	✓	✓	✓	✓
Large Capitalization Companies Risk	✓			✓	✓	✓	✓
Limited Operating History Risk			✓	✓	✓
Limited Operating History Risk.	✓					✓	✓
Mid-Capitalization Companies Risk			✓	✓	✓	✓	✓
New Fund Risk		✓
Non-Diversification Risk							✓
Oil and Gas Sector Risk							✓
Passive Investment Risk	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts (REITs) Risk.			✓	✓	✓
Small-Capitalization Companies Risk			✓
Technology Sector Risk	✓		✓	✓		✓
Tracking Error Risk	✓	✓	✓	✓	✓	✓	✓
Value Investing Risk					✓

28

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

	SHOC	FTWO	STXE	STXI	STXT	BUXX
Aerospace and Defense Sector Risk		✓
Agriculture Sector Risk		✓
Borrowing and Leverage Risk					✓	✓
Canadian Investment Risk		✓
Cash Creation Unit Risk					✓	✓
Concentration in Mortgage Loans, RMBS and CMBS Risk					✓	✓
Concentration Risk	✓	✓	✓
Consumer Discretionary Sector Risk				✓
Consumer Staples Sector Risk				✓
Currency Risk					✓	✓
Debt Securities Risks					✓	✓
Defaulted Securities Risk					✓	✓
Depositary Receipt Risk.			✓	✓
Derivatives Risk					✓	✓
Developed Markets Risk.				✓
Dollar Roll Transaction Risk					✓	✓
Emerging Markets Risk			✓
Equity Investing Risk	✓	✓	✓	✓
ETF Risks	✓
Financial Services Sector Risk					✓
Financials Sector Risk			✓	✓
Foreign Fixed-Income Investment Risk					✓	✓
Foreign Investment Risk		✓	✓	✓
Geopolitical/Natural Disaster Risks	✓	✓	✓	✓	✓	✓
Gold and Precious Metals Risk		✓
Healthcare Sector Risk				✓
Hedging Risk					✓	✓
High Portfolio Turnover Risk						✓
High-Yield Debt Securities (Junk Bonds) Risk					✓	✓
Illiquid Investments Risk					✓	✓
Index Calculation Risk	✓	✓	✓	✓
Index Rebalance Risk	✓	✓	✓	✓
Industrials Sector Risk				✓
Investment Risk	✓	✓	✓	✓	✓	✓
Large Capitalization Companies Risk	✓	✓	✓	✓
Large Shareholder and Large-Scale Redemption Risk					✓	✓
LIBOR Transition Risk					✓	✓
Limited Operating History Risk.	✓		✓
Liquidity Risk					✓	✓

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July 31, 2024

	SHOC	FTWO	STXE	STXI	STXT	BUXX
Management Risk.					✓	✓
Mid-Capitalization Companies Risk	✓	✓	✓	✓
Mortgage-Backed and Asset Backed Securities Risk					✓	✓
Municipal Securities Risk					✓
Natural Resources and Commodity-Related Industries Risk		✓
New Fund Risk		✓		✓	✓	✓
Non-Diversification Risk	✓	✓			✓	✓
Nuclear Energy Sector Risk		✓
Oil and Gas Sector Risk		✓
Passive Investment Risk	✓	✓	✓	✓
Rating Agencies Risk					✓	✓
Real Estate Investment Trusts (REITs) Risk.			✓	✓
Real Estate Sector Risk					✓	✓
Repurchase Agreement Risk					✓	✓
Reverse Repurchase Agreement Risk					✓	✓
Sampling Risk			✓	✓
Semiconductor Sector Risk	✓
Structured Products Risk					✓	✓
Technology Sector Risk	✓
To-Be-Announced (“TBA”) Transactions Risk					✓	✓
Tracking Error Risk	✓	✓	✓	✓
U.S. Government Securities Risk					✓	✓
Underlying Fund Risk					✓	✓
Variable and Floating Rate Securities Risk					✓	✓

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

Aerospace and Defense Sector Risk. Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. The aerospace industry in particular has recently been affected by adverse economic conditions and consolidation within the industry.

Agriculture Sector Risk. Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting agriculture companies, could adversely impact a Fund’s investments. Agricultural and livestock production and trade flows are significantly affected by government policies and regulations. Governmental policies affecting agriculture companies, such as taxes, tariffs, duties, subsidies and import and export restrictions on agricultural commodities, commodity products and livestock, can influence agriculture company profitability, the planting/raising of certain crops/livestock versus other uses of resources, the location and size of crop and livestock production, whether unprocessed or processed commodity products are traded and the volume and types of imports and exports. In addition, companies in the

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July 31, 2024

agriculture sector must comply with a broad range of environmental laws and regulations. Additional or more stringent environmental laws and regulations may be enacted in the future and such changes could have a material adverse effect on the business of such companies. In addition, agriculture companies may be significantly affected by adverse weather, pollution and/or disease which could limit or halt production.

Borrowing and Leverage Risk. Borrowing for investment purposes or utilizing derivatives creates leverage, which will exaggerate the effect of any change in the value of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (including commitment fees and/or the cost of maintaining minimum average balances). Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Canadian Investment Risk. Investments in securities of Canadian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in natural resources sectors could have an adverse impact on the Canadian economy. Additionally, the Canadian economy is heavily dependent on relationships with certain key trading partners including the United States, countries in the European Union and China. Because the United States is Canada’s largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by developments impacting the U.S. economy. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy. Uncertainty as to the future of certain trade agreements between the U.S. and Canada may cause a decline in the value of the Fund’s Shares. In addition, certain sectors of Canada’s economy may be subject to foreign ownership limitations. This may negatively impact the Fund’s ability to invest in Canadian issuers and to track the Index.

Cash Creation Unit Risk. Unlike most other ETFs, the Fund expects to effect a substantial portion of its creations and redemptions for cash, rather than in-kind securities (although redemptions will also be done in-kind under certain circumstances). The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, also known as “authorized participants,” create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Cash creation and redemption transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To offset these expenses, the Fund will collect fees from the applicable authorized participant to reimburse the Fund for any costs incurred by the Fund that result from a cash creation or redemption. The use of cash for redemptions will limit the tax efficiency of the Fund.

Communications Sector Risk. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Concentration in Mortgage Loans, RMBS and CMBS Risk. The Fund’s assets will be concentrated in mortgage loans, RMBS (agency and non-agency) and CMBS, potentially exposing the Fund to greater risks than companies that invest in multiple sectors. The risks of concentrating in mortgage loans, RMBS (agency and non-agency) and CMBS include susceptibility to changes in interest rates and the risks associated with the market’s perception of issuers, the creditworthiness of the parties involved and investing in real estate securities.

Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the

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July 31, 2024

securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

Consumer Discretionary Sector Risk. The Fund is expected to have exposure to companies in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints and social trends. Success of companies in the consumer discretionary sector also depends heavily on disposable household income and consumer spending, which can be negatively impacted by inflationary pressures on consumers.

Consumer Staples Sector Risk. The Fund is expected to have exposure to companies in the consumer staples sector. The consumer staples sector may be affected by changes in general economic conditions, worldwide economic conditions, political events, world events, government regulation, environmental factors, depletion of resources, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending. Companies in the consumer staples sector may also be subject to risks relating to the supply of, demand for, and prices of raw materials. Companies in this industry are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

Currency Risk: The risk that non-U.S. currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in non-U.S. currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, non-U.S. currencies.

Debt Securities Risks.
Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk, usually making them more volatile than debt securities, such as bonds, with shorter durations. For example, the price of a security with a seven-year duration would be expected to drop by approximately 7% in response to a 1% increase in interest rates.

Prepayment Risk. The risk that the issuer of a debt security repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as favorable a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.

Extension Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. Entities providing credit support or a maturity-shortening structure also can be

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July 31, 2024

affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value.

Defaulted Securities Risk. Investments in defaulted securities and obligations of distressed issuers, including securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks in addition to the risks of investing in high-yield debt securities. The Fund’s share price may decline if the reorganization or restructuring is not completed as anticipated. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. Repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties. The Fund could lose its entire investment in such securities.

Depositary Receipt Risk. The Fund’s investments in foreign companies may be in the form of depositary receipts, including ADRs, EDRs, and GDRs. ADRs, EDRs, and GDRs are generally subject to the risks of investing directly in foreign securities and, in some cases, there may be less information available about the underlying issuers than would be the case with a direct investment in the foreign issuer. ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. GDRs are similar to ADRs but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Investment in ADRs and GDRs may be more or less liquid than the underlying shares in their primary trading market and GDRs may be more volatile. Depositary receipts may be “sponsored” or “unsponsored” and may be unregistered and unlisted. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding those issuers and there may not be a correlation between that information and the market value of the depositary receipts. In general, ADRs must be sponsored, but the Fund may invest in unsponsored ADRs under various limited circumstances. It is expected that not more than 10% of the net assets of the Fund will be invested in unsponsored ADRs. The Fund’s investments may also include ADRs and GDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). The Adviser will determine the liquidity of these investments pursuant to guidelines established by the Board. If a particular investment in ADRs or GDRs is deemed illiquid, that investment will be included within the Fund’s limitation on investment in illiquid securities. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell these types of ADRs or GDRs and the point at which the Fund is permitted or able to sell the security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

Derivatives Risk. The risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over the counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Developed Markets Risk. Developed market countries generally tend to rely on the services sectors (e.g., the financial sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. Many developed market countries have heavy indebtedness, which may lead downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries.

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July 31, 2024

Dividend-Paying Common Equity Security Risk. The Fund will normally receive income from dividends that are paid by issuers of the Fund’s investments. The amount of the dividend payments may vary and depends on performance and decisions of the issuer. Poor performance by the issuer or other factors may cause the issuer to lower or eliminate dividend payments to investors, including the Fund. Additionally, these types of securities may fall out of favor with investors and underperform the broader market. Depending upon market conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available or may be highly concentrated in only a few market sectors.

Dollar Roll Transaction Risk. The Fund may enter into dollar roll transactions, in which the Fund sells a mortgage-backed or other security for settlement on one date and buys back a substantially similar security for settlement at a later date. Dollar rolls involve a risk of loss if the market value of the securities that the Fund is committed to buy declines below the price of the securities the Fund has sold.

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to those securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those in U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

Specifically with respect to index funds, the conditions in emerging markets may lead to potential errors in index data, index computation, and/or index construction if information on non-U.S. companies is unreliable or outdated, or if less information about the non-U.S. companies is publicly available due to differences in regulatory, accounting, auditing and financial recordkeeping standards. This, in turn, may limit the fund adviser’s ability to oversee the index provider’s due diligence process over index data prior to its use in index computation, construction, and/or rebalancing. All of these factors may adversely impact fund performance. In addition, the rights and remedies associated with investments in a fund that tracks an index comprised of foreign securities may be different than a fund that tracks an index of domestic securities.

Energy Sector Risk. The Fund is expected to have exposure to companies in the industrials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The market value of securities in the energy sector may decline for many reasons including, fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events that result in injury, loss of life or property, pollution or other environmental damage claims, terrorist threats or attacks, among other factors. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and may incur significant amounts of debt, to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may adversely affect companies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure. Issuers in the energy sector may also be impacted by changing investor and consumer preferences.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

Financial Services Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Financials Sector Risk. The Fund is expected to have exposure to companies in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

Foreign Fixed-Income Investment Risk. Investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

Foreign Investment Risk. The Fund may invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in foreign securities, including investments in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are subject to special risks, including the following:

• Foreign Securities Risk. Investments in non-U.S. securities involve risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in some countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

• Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls” or expropriation or nationalization of assets. The possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions, might adversely affect an investment in foreign securities. Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets within or out of a jurisdiction. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or

35

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

otherwise transfer securities or currency, may adversely affect the trading market and price for Shares of the Fund, and may cause the Fund to decline in value.

• Currency Risk. The Fund’s NAV is determined on the basis of U.S. dollars; therefore, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates may fluctuate significantly over short periods of time. Currency exchange rates also can be affected unpredictably by intervention; by failure to intervene by U.S. or foreign governments or central banks; or by currency controls or political developments in the U.S. or abroad. Changes in foreign currency exchange rates may affect the NAV of the Fund and the price of the Fund’s Shares. Devaluation of a currency by a country’s government or banking authority would have a significant impact on the value of any investments denominated in that currency.

• Political and Economic Risk. The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a foreign country could cause the Fund’s investments to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

• Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. The procedures and rules governing foreign transactions and custody (holding of the Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

• Risks Related to Investing in Japan. To the extent the Fund invests Japanese securities, it will be subject to the risks related to investing in Japan. Political, social or economic disruptions in Japan or the region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis.

Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Funds’ investment in Japan.

• Risks Related to Investing in Europe. To the extent the Fund invests in European securities, it will be subject to risks related to investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly

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July 31, 2024

affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.

In addition, the United Kingdom resolved to leave the EU, an event commonly known as “Brexit.” The United Kingdom officially left the EU on January 31, 2020. Although the UK and EU have made a trade agreement that was entered into force on May 1, 2021, certain post-EU arrangements were outside the scope of the negotiating mandate and remain unresolved and subject to further negotiation and agreement. There remains significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic and market outcomes are difficult to predict. The uncertainty surrounding the UK’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may continue to be a source of instability and cause considerable disruption in securities markets, including increased volatility and illiquidity, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.

• Risks Related to Investing in Canada. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in natural resources sectors could have an adverse impact on the Canadian economy. Additionally, the Canadian economy is heavily dependent on relationships with certain key trading partners including the United States, countries in the European Union and China. Because the United States is Canada’s largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by developments impacting the U.S. economy. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy. Uncertainty as to the future of certain trade agreements between the U.S. and Canada may cause a decline in the value of the Fund’s Shares. In addition, certain sectors of Canada’s economy may be subject to foreign ownership limitations. This may negatively impact the Fund’s ability to invest in Canadian issuers and to track the Index.

Geopolitical/Natural Disaster Risks. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.

Gold and Precious Metals Risk. The Fund will be sensitive to changes in the overall condition of the gold, precious metals and mining sector. Competitive pressures may have a significant effect on the financial condition of companies in such industry. Also, such companies are highly dependent on the price of certain precious metals. These prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of investments. The prices of precious metals rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals. The Index measures, in part, the performance of equity securities of gold and precious metals companies and does not measure the performance of direct investment in precious metals. Consequently, the Fund’s share price may not move in the same direction and to the same extent as the spot prices of precious metals.

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential, and the value of precious metals may be adversely affected, which could in turn affect the Fund’s returns. The production and sale of precious metals by governments, central banks, or other large holders can be affected by various economic, financial, social, and political factors, which may be unpredictable and may have a significant impact on the supply and prices of precious metals. Economic and political conditions in those countries that are the largest producers of precious metals may have a direct effect on the production and marketing of such metals and on sales of central bank holdings. Some precious metals mining operation companies may hedge their exposure to falls in precious metals prices by selling forward future production, which may result in lower returns during periods when the price of precious metals increases. The precious metals industry can be significantly affected by events relating to international political developments, the success of exploration projects, commodity prices, and tax and government regulations. If a natural disaster or other event with a significant economic impact occurs in a region where the companies in which the Fund invests operate, such disaster or event could negatively affect the profitability of such companies and, in turn, the Fund’s investment in them.

Growth Investing Risk. The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters. Under certain market conditions, growth securities have performed better during the later stages of economic recovery (although there is no guarantee that they will continue to do so). Therefore, growth securities may go in and out of favor over time.

Healthcare Sector Risk. The Fund is expected to have exposure to companies in the healthcare sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The healthcare sector includes companies relating to medical and healthcare goods and services, such as companies engaged in manufacturing medical equipment, supplies and pharmaceuticals, as well as operating healthcare facilities and the provision of managed healthcare. Companies in this sector may be affected by government regulations including new regulations and scrutiny related to data privacy, and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence. Companies in the healthcare sector may be subject to adverse government or regulatory actions, which may be costly.

Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, (including currencies), by taking an offsetting position in a related instrument or basket of instruments (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related instrument or basket of securities will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

High Portfolio Turnover Risk. The Fund’s investment strategy may from time-to-time result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

High-Yield Debt Securities (Junk Bonds) Risk. High-yield securities (also known as “junk bonds”) carry a greater degree of risk and are considered speculative by the major credit rating agencies. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high-yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. High-yield securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund’s investments in high-yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Prices of high-yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s

38

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July 31, 2024

financial health, although changes in market interest rates also will affect prices. High-yield securities may experience reduced liquidity and sudden and substantial decreases in price.

Illiquid Investments Risk. The Fund may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.

Index Calculation Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Adviser, the Sub-Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Index Rebalance Risk. Because each Index generally only changes their respective exposures based on data as of a quarter end, semi-annual period end or annually (each, a “Period End”), (i) an Index’s exposure may be affected by significant market movements at or near a Period End that are not predictive of the market’s performance for the subsequent Period End and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as the next Period End if such changes first take effect at or near the beginning of a Period End. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

Industrials Sector Risk. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economic growth, exchange rates, commodity prices, government and corporate spending, supply and demand for specific products and manufacturing, rapid technological developments, international political and economic developments, environmental issues, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Large Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years. When large capitalization companies are out of favor, these securities may lose value or may not appreciate in line with the overall market. In addition, large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology or consumer tastes, and also may not be able to attain the high growth rate of successful small companies, especially during extended periods of economic expansion.

Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund

39

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July 31, 2024

otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year.

LIBOR Transition Risk. The risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by the Fund.

Limited Operating History Risk. Each Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that a Fund will grow to or maintain an economically viable size.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Markets may become illiquid when, for example, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for particular securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. The Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Investments in foreign securities, derivatives (e.g., options on securities, securities indexes, and foreign currencies) and securities with substantial market or credit risk tend to have the greatest exposure to liquidity risk. Illiquid securities may also be difficult to value.

Management Risk. The Fund is actively managed and the Sub-Advisers’ ability to choose suitable investments and implement the strategies described above has a significant impact on the ability of the Fund to achieve its investment objectives. In addition, there is the risk that the investment process, techniques and analyses used by the Sub-Advisers will not produce the desired investment results and the Fund may lose value as a result.

Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies.

Mortgage-Backed and Asset Backed Securities Risk. Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Municipal Securities Risk. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (“IRS”) determines that an issuer of a

40

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Natural Resources and Commodity-Related Industries Risk. The Fund is subject to the risks associated with companies in the natural resources and commodities-related industries. These industries can be significantly affected by (and often rapidly affected by) changes in the supply of, or demand for, various natural resources and commodities. Investments in natural resources companies, which include companies engaged in energy (oil, gas & consumable fuels), agriculture, and precious and industrial metals and mining can be significantly affected by events relating to these industries, including international political and economic developments, embargoes, tariffs, inflation, weather and natural disasters, livestock diseases, limits on exploration, rapid changes in the supply and demand for natural resources and other factors. The Fund’s investments may experience substantial price fluctuations as a result of these factors, and may move independently of the trends of other operating companies. Companies engaged in the sectors listed above may be adversely affected by changes in government policies and regulations, technological advances and/or obsolescence, environmental damage claims, energy conservation efforts, the success of exploration projects, limitations on the liquidity of certain natural resources and commodities and competition from new market entrants. Changes in general economic conditions, including commodity price volatility, changes in exchange rates, imposition of import controls, rising interest rates, prices of raw materials and other commodities, depletion of resources and labor relations, could adversely affect the Fund’s investments.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

Nuclear Energy Sector Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of nuclear energy companies. The companies represented in the Fund’s portfolio may face considerable risk as a result of, among other risks, incidents and accidents, breaches of security, ill-intentioned acts or terrorism, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on the Fund’s portfolio companies and thus the Fund’s financial situation. In addition, the nuclear energy sector is subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil, obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. The price of uranium may be affected by changes in inflation rates, interest rates, monetary policy, economic conditions and political stability. In addition, uranium mining companies may also be significantly affected by import controls, energy conservation efforts, the success of energy exploration projects, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive, the revenues of companies in the nuclear energy sector may decline with a corresponding impact on earnings.

Nuclear activity is also subject to particularly detailed and restrictive regulations, with a scheme for the monitoring and periodic re-examination of operating authorization, which primarily takes into account nuclear safety, environmental and public health protection, and also national security considerations (terrorist threats in particular). These regulations and any future regulations may be subject to significant tightening by national and international authorities. There are substantial differences among the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks issued by a utility company. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief. In addition, governmental authorities may from time-to-time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. This could result in

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

increased operating costs, which would have a negative impact on the Fund’s portfolio companies and may cause operating businesses related to nuclear energy to become unprofitable or impractical to operate.

Uranium prices are subject to fluctuation. The price of uranium has been and will continue to be affected by numerous factors beyond the Fund’s control. Such factors include the demand for nuclear power, political and economic conditions in uranium producing and consuming countries, uranium supply from secondary sources and uranium production levels and costs of production. In addition, the prices of crude oil, natural gas and electricity produced from traditional hydro power and possibly other undiscovered energy sources could potentially have a negative impact on the competitiveness of nuclear energy companies in which the Fund invests.

Securities of the companies involved in this industry have been significantly more volatile than securities of companies operating in other more established industries. Certain valuation methods currently used to value companies involved in the nuclear power and power technology sectors, particularly those companies that have not yet traded profitably, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to increase further the volatility of certain alternative power and power technology company share prices.

Oil and Gas Sector Risk. The profitability of companies in the oil and gas sector is related to worldwide energy prices, exploration costs, and production spending. Companies in the oil and gas sector may be at risk for environmental damage claims and other types of litigation, as well as negative publicity and perception. Companies in the oil and gas sector may be adversely affected by natural disasters or other catastrophes, changes in exchange rates, interest rates, changes in prices for competitive energy services, economic conditions, tax treatment, government regulation and intervention, and unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property or imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). As a result, the value of these companies may fluctuate widely. Companies in the oil and gas sector may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. Any of these factors could result in a material adverse impact on the Fund’s securities and the performance of the Fund.

Passive Investment Risk. The Fund is not actively managed and the Sub-Adviser will not sell any investments due to current or projected underperformance of the securities, industries or sector in which it invests, unless the investment is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). The Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Rating Agencies Risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Real Estate Sector Risk. The risk that real estate-related investments may decline in value as a result of factors affecting the real estate sector, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local, regional, and general market conditions.

REIT Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action like the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors. In addition to these risks, residential/diversified REITs and commercial equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986 (the “Code”), or to maintain their exemptions from registration under the 1940 Act. The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

Repurchase Agreement Risk. Repurchase agreements typically involve the acquisition by the Fund of fixed-income securities from a selling financial institution such as a bank or broker-dealer. The Fund may incur a loss if the other party to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Sampling Risk. The Fund’s use of a representative sampling approach will result in it holding a smaller number of securities than are in the Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. Conversely, a positive development relating to a security in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Semiconductor Sector Risk. The semiconductor sector is highly cyclical and periodically experiences significant economic downturns characterized by diminished product demand, resulting in production overcapacity and excess inventory, which can result in rapid erosion of product selling prices. The sector has experienced significant downturns, often in connection with, or in anticipation of, maturing product cycles of both semiconductor companies’ and their customers’ products and the decline in general economic conditions.

Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and during adverse circumstances, may be more difficult to sell and receive a sales price comparable to the value assigned to the security by the Fund. These securities are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies, which may make the valuation of such securities more difficult if there isn’t a readily available market price.

Structured Products Risk. The Fund may invest in Structured Products, including CLOs, CDOs, CMOs, and other asset-backed securities and debt securitizations. Some Structured Products have credit ratings but are typically issued in various classes with various priorities. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for Structured Products that qualify for Rule 144A transactions. The senior and junior tranches of Structured Products may have floating or variable interest rates based on LIBOR and are subject to the risks associated with securities tied to LIBOR, including the risks associated with the future replacement of LIBOR with an alternative reference rate. The Fund may also invest in the equity tranches of a Structured Product, which typically represent the first loss position in the Structured Product, are unrated and are subject to higher risks. Equity tranches of Structured Products typically do not have a fixed coupon and payments on equity tranches will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates based on LIBOR.

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

Technology Sector Risk. The Fund is expected to have exposure to companies operating in the technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector also face increased government regulation, including new regulations and scrutiny related to data privacy, and may be subject to adverse government or regulatory actions, which may be costly.

To-Be-Announced (“TBA”) Transactions Risk. TBA purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to settlement date or if the counterparty may not deliver the securities as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to settlement date. TBA transactions involve counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund’s returns.

Tracking Error Risk. As with all index funds, the performance of the Fund and its respective Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

U.S. Government Securities Risk. The Fund may invest in U.S. Treasury obligations and securities issued or guaranteed by the U.S. Treasury. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.

Underlying Fund Risk. Because the Fund may invest in other investment companies, including but not limited to BDCs and ETFs (collectively, “Underlying Funds”), the Fund’s investment performance may depend on the investment performance of the Underlying Funds. An investment in the Fund is subject to the risks associated with the Underlying Funds in which the Fund invests. The Fund will indirectly pay a proportional share of the expenses of Underlying Funds in which it invests (which may include operating expenses and management fees). Some Underlying Funds may not produce qualifying income for purposes of the “Income Requirement,” which must be met in order for each Fund to maintain its status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). If one or more Underlying Funds generates more non-qualifying income for purposes of the “Income Requirement” than the Fund’s portfolio management expects, it could cause the Fund to inadvertently fail the “Income Requirement” thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Code.

Value Investing Risk. Securities issued by companies that may be perceived as undervalued may be appropriately valued. Value securities may fail to appreciate for long periods of time or may never realize their full potential value. In addition, the Fund’s ability to realize any benefits of investing in value securities may depend on the Fund’s ability to stay invested until the market’s perception of such securities change. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time.

Variable and Floating Rate Securities Risk. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares.

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STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping, and administrative services. The Adviser agrees to pay all expenses incurred by the Funds, except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

Strive Asset Management, LLC, serves as a discretionary investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

Along with Strive Asset Management, LLC, Angel Oak Capital Advisors, LLC (“Angel Oak”) also serves as a sub-adviser to STXT and BUXX only. Pursuant to an investment sub-advisory agreement (the “Angel Oak Sub-Advisory Agreement”) among the Trust, Angel Oak, and the Adviser, Angel Oak is responsible for implementing Strive Asset Management, LLC’s sector allocations and duration target by selecting investments and executing each Funds transactions in accordance with such sector allocations and duration targets, subject to the investment objective, policies and limitations of each Fund, subject to the overall supervision and oversight of the Adviser and the Board.

At a Board meeting held on June 7, 2024, the Trustees including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement and Sub-Advisory Agreement for each STRV, STXK, STXG, STXV, STXD, DRLL, SHOC, FTWO, STXE, STXI, STXT, and BUXX.

At a Board meeting held on March 8-9, 2024, the Trustees including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement and Sub-Advisory Agreement for STXM.

The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

STRV	0.0545%
STXM	0.18%
STXK	0.18%
STXG	0.18%
STXV	0.18%
STXD	0.35%
DRLL	0.41%
SHOC	0.40%
FTWO	0.49%
STXE	0.32%
STXI	0.29%
STXT	0.49%
BUXX	0.25%

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STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 5 – SECURITIES LENDING

The Funds may lend up to 33⅓% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Funds and the Securities Lending Agent.

During the current fiscal period, certain Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker for the Funds were as follows:

	Value of Securities on Loan	Payable for Collateral Received*	Percentage of Net Assets of Securities On Loan
STRV	$55,077	$59,400	0.01%
STXM(1)	—	—	—%
STXK	582,329	592,281	1.06%
STXG	21,918	22,744	0.03%
STXV	28,242	28,860	0.05%
STXD	—	—	—%
DRLL	549,821	560,016	0.16%
SHOC	—	—	—%
FTWO(2)	22,760	21,713	0.10%
STXE	—	—	—%

46

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

	Value of Securities on Loan	Payable for Collateral Received*	Percentage of Net Assets of Securities On Loan
STXI(3)	$—	$—	—%
STXT(4)	—	—	—%
BUXX(4)	—	—	—%

*	The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Funds’ Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Funds during the fiscal period, were as follows:

STRV	$5,203
STXM(1)	—
STXK	16,981
STXG	817
STXV	1,031
STXD	1,010
DRLL	1,270
SHOC	990
FTWO(2)	655
STXE	—
STXI(3)	—
STXT(4)	—
BUXX(4)	—

(1) The Fund commenced operations on April 10, 2024.
(2) The Fund commenced operations on August 30, 2023.
(3) The Fund commenced operations on June 25, 2024.
(4) The Fund commenced operations on August 9, 2023.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

47

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended July 31, 2024, purchases and sales of securities for each Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
STRV	$45,157,808	$14,471,820
STXM(1)	477,086	265,968
STXK	17,324,849	11,417,163
STXG	10,509,506	4,897,773
STXV	8,283,643	3,935,227
STXD	6,638,522	3,426,239
DRLL	141,048,261	70,729,124
SHOC	41,185,950	15,522,741
FTWO(2)	2,669,112	1,996,646
STXE	78,229,498	122,123,563
STXI(3)	60,222	—
STXT(4)	130,199,006	33,280,662
BUXX(4)	155,077,674	48,180,039

For the fiscal period ended July 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
STRV	$248,703,759	$18,611,722
STXM(1)	11,621,848	—
STXK	29,231,613	10,080,046
STXG	40,535,621	638,800
STXV	31,636,814	3,407,134
STXD	14,443,292	2,184,666
DRLL	28,209,191	123,916,111
SHOC	41,735,628	34,262,518
FTWO(2)	24,273,931	2,990,162
STXE	1,680,113	13,388,813
STXI(3)	10,055,770	—
STXT(4)	—	—
BUXX(4)	—	—

48

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

For the fiscal period ended July 31, 2024, short-term and long-term gains on in-kind transactions were as follows:

	Short-Term	Long-Term
STRV	$2,066,907	$3,213,375
STXM(1)	—	—
STXK	2,282,407	316,832
STXG	81,554	112,632
STXV	651,702	172,806
STXD	281,719	270,720
DRLL	3,073,371	18,945,732
SHOC	3,900,283	11,213,099
FTWO(2)	458,408	—
STXE	(238,613)	164,098
STXI(3)	—	—
STXT(4)	—	—
BUXX(4)	—	—

(1) The Fund commenced operations on April 10, 2024.
(2) The Fund commenced operations on August 30, 2023.
(3) The Fund commenced operations on June 25, 2024.
(4) The Fund commenced operations on August 9, 2023.

There were no purchases or sales of U.S. Government securities during the fiscal period ended July 31, 2024, except for the following:

	Purchases	Sales
STXT(1)	$17,814,170	$2,488,490
BUXX(1)	1,931,289	192,602
(1) The Fund commenced operations on August 9, 2023.

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at July 31, 2024, were as follows:

	STRV	STXM	STXK
Tax cost of Investments	$489,037,462	$11,879,298	$49,372,553
Gross tax unrealized appreciation	123,870,725	859,194	8,970,177
Gross tax unrealized depreciation	(11,968,544)	(352,833)	(2,909,476)
Net tax unrealized appreciation (depreciation)	$111,902,181	$506,361	$6,060,701
Undistributed ordinary income	528,861	13,017	162,609
Undistributed long-term gain	—	610	—
Total distributable earnings	$528,861	$13,627	$162,609
Other accumulated gain (loss)	(55,258)	—	(789,645)
Total accumulated gain (loss)	$112,375,784	$519,988	$5,433,665

49

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

	STXG	STXV	STXD
Tax cost of Investments	$71,772,558	$49,822,893	$36,628,522
Gross tax unrealized appreciation	16,806,203	6,311,373	7,287,931
Gross tax unrealized depreciation	(1,617,411)	(1,481,790)	(736,707)
Net tax unrealized appreciation (depreciation)	$15,188,792	$4,829,583	$6,551,224
Undistributed ordinary income	3,799	98,361	35,244
Undistributed long-term gain	30,448	—	—
Total distributable earnings	$34,247	$98,361	$35,244
Other accumulated gain (loss)	—	(9,556)	(427,281)
Total accumulated gain (loss)	$15,223,039	$4,918,388	$6,159,187

	DRLL	SHOC	FTWO
Tax cost of Investments	$329,470,092	$75,421,511	$22,493,123
Gross tax unrealized appreciation	30,711,802	10,459,160	1,466,824
Gross tax unrealized depreciation	(15,336,260)	(3,247,281)	(733,122)
Net tax unrealized appreciation (depreciation)	$15,375,542	$7,211,879	$733,702
Undistributed ordinary income	81,369	22,219	9,906
Undistributed long-term gain	—	—	—
Total distributable earnings	$81,369	$22,219	$9,906
Other accumulated gain (loss)	(8,137,978)	(1,048,126)	(6,300)
Total accumulated gain (loss)	$7,318,933	$6,185,972	$737,308

	STXE	STXI	STXT
Tax cost of Investments	$89,588,903	$10,151,715	$101,219,298
Gross tax unrealized appreciation	17,955,169	318,909	1,605,665
Gross tax unrealized depreciation	(6,243,268)	(202,823)	(42,605)
Net tax unrealized appreciation (depreciation)	$11,711,901	$116,086	$1,563,060
Undistributed ordinary income	1,980,405	9,075	73,570
Undistributed long-term gain	—	—	—
Total distributable earnings	$1,980,405	$9,075	$73,570
Other accumulated gain (loss)	(2,518,622)	—	(125,835)
Total accumulated gain (loss)	$11,173,684	$125,161	$1,510,795

	BUXX
Tax cost of Investments	$118,909,216
Gross tax unrealized appreciation	474,196
Gross tax unrealized depreciation	(59,975)
Net tax unrealized appreciation (depreciation)	$414,221
Undistributed ordinary income	158,708
Undistributed long-term gain	—
Total distributable earnings	$158,708
Other accumulated gain (loss)	—
Total accumulated gain (loss)	$572,929

50

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the fiscal period ended July 31, 2024, the Funds did not defer any post-October capital losses or qualified late-year losses.

At July 31, 2024, the Funds had the following capital loss carryforwards:

	Unlimited Short-Term	Unlimited Long-Term
STRV	$(55,258)	$—
STXM(1)	—	—
STXK	(765,619)	(24,026)
STXG	—	—
STXV	(9,556)	—
STXD	(345,068)	(82,213)
DRLL	(2,701,311)	(5,436,667)
SHOC	(622,822)	(425,304)
FTWO(2)	(6,300)	—
STXE	(2,518,622)	—
STXI(3)	—	—
STXT(4)	—	(125,835)
BUXX(4)	—	—

(1) The Fund commenced operations on April 10, 2024.
(2) The Fund commenced operations on August 30, 2023.
(3) The Fund commenced operations on June 25, 2024.
(4) The Fund commenced operations on August 9, 2023.

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the fiscal periods ended July 31, 2024, and July 31, 2023, were as follows:

	Fiscal Period Ended July 31, 2024	Fiscal Period Ended July 31, 2023
	Ordinary Income	Ordinary Income
STRV	$5,358,321	$1,419,614
STXM(1)	21,665	—
STXK	530,975	67,734
STXG	350,997	43,091
STXV	750,769	102,472
STXD	485,575	84,274
DRLL	9,743,291	9,891,239
SHOC	254,625	137,017
FTWO(2)	76,248	—
STXE	1,599,535	462,914

51

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

	Fiscal Period Ended July 31, 2024	Fiscal Period Ended July 31, 2023
	Ordinary Income	Ordinary Income
STXI(3)	$—	$—
STXT(4)	3,637,215	—
BUXX(4)	4,093,148	—

(1) The Fund commenced operations on April 10, 2024.
(2) The Fund commenced operations on August 30, 2023.
(3) The Fund commenced operations on June 25, 2024.
(4) The Fund commenced operations on August 9, 2023.

NOTE 9 – CREDIT FACILITY

The Custodian has made available to STXE and another series of the Trust a $30 million secured credit facility, pursuant to a Loan Agreement (“Agreement”) effective December 13, 2023, expiring on December 11, 2024, for the purposes of having cash available to satisfy redemption requests. Advances under the Agreement would be limited to the lesser of $30 million, 25% of the gross market value of the Fund, or 33.33% of the unencumbered assets of the Fund. Principal is due 45 days after the initial advance and at the maturity. Interest is payable monthly in arrears. Under the credit facility, the interest rate paid on outstanding borrowings is equal to the lender’s prime rate. As of July 31, 2024, the prime rate was 8.50%. The interest paid on outstanding borrwoings is paid by the Adviser. For the fiscal period ended July 31, 2024, STXE’s activity under the credit facility was as follows:

Average Principal Balance, when in use	Average Interest Rate, when in use	Maximum Loan Outstanding	Period Maximum Loan was Outstanding
$735,875	8.50%	$2,377,000	February 1, 2024

As of July 31, 2024, STXE had no outstanding borrowings under the Agreement.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the year subsequent to July 31, 2024, that materially impacted the amounts or disclosures in the Funds’ financial statements other than the below:

Effective August 16, 2024, the name of the Fund changed from Strive FAANG 2.0 ETF to Strive Natural Resources and Security ETF.

Effective September 16, 2024, Michael D. Barolsky is President (principal executive officer) of the Trust.

52

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Strive ETFs and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Strive 500 ETF, Strive Mid-Cap ETF, Strive Small-Cap ETF, Strive 1000 Growth ETF, Strive 1000 Value ETF, Strive 1000 Dividend Growth ETF, Strive U.S. Energy ETF, Strive U.S. Semiconductor ETF, Strive Natural Resources and Security ETF, Strive Emerging Markets Ex-China ETF, Strive International Developed Markets ETF, Strive Total Return Bond Fund and Strive Enhanced Income Short Maturity ETF (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments, as of July 31, 2024, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of July 31, 2024, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting EA Series Trust	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
Strive 500 ETF	For the year ended July 31, 2024	For the year ended July 31, 2024 and for the period September 14, 2022 (commencement of operations) to July 31, 2023	For the year ended July 31, 2024 and for the period September 14, 2022 (commencement of operations) to July 31, 2023
Strive Mid-Cap ETF	For the period April 10, 2024 (commencement of operations) to July 31, 2024	For the period April 10, 2024 (commencement of operations) to July 31, 2024	For the period April 10, 2024 (commencement of operations) to July 31, 2024
Strive Small-Cap ETF, Strive 1000 Growth ETF, Strive 1000 Value ETF and Strive 1000 Dividend Growth ETF	For the year ended July 31, 2024	For the year ended July 31, 2024 and for the period November 9, 2022 (commencement of operations) to July 31, 2023	For the year ended July 31, 2024 and for the period November 9, 2022 (commencement of operations) to July 31, 2023
Strive U.S. Energy ETF	For the year ended July 31, 2024	For the year ended July 31, 2024 and for the period August 8, 2022 (commencement of operations) to July 31, 2023	For the year ended July 31, 2024 and for the period August 8, 2022 (commencement of operations) to July 31, 2023
Strive U.S. Semiconductor ETF	For the year ended July 31, 2024	For the year ended July 31, 2024 and for the period October 5, 2022 (commencement of operations) to July 31, 2023	For the year ended July 31, 2024 and for the period October 5, 2022 (commencement of operations) to July 31, 2023
Strive Natural Resources and Security ETF	For the period August 30, 2023 (commencement of operations) to July 31, 2024	For the period August 30, 2023 (commencement of operations) to July 31, 2024	For the period August 30, 2023 (commencement of operations) to July 31, 2024
Strive Emerging Markets Ex-China ETF	For the year ended July 31, 2024	For the year ended July 31, 2024 and for the period January 30, 2023 (commencement of operations) to July 31, 2023	For the year ended July 31, 2024 and for the period January 30, 2023 (commencement of operations) to July 31, 2023

53

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Individual Funds Constituting EA Series Trust	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
Strive International Developed Markets ETF	For the period June 25, 2024 (commencement of operations) to July 31, 2024	For the period June 25, 2024 (commencement of operations) to July 31, 2024	For the period June 25, 2024 (commencement of operations) to July 31, 2024
Strive Total Return Bond ETF and Strive Enhanced Income Short Maturity ETF	For the period August 9, 2023 (commencement of operations) to July 31, 2024	For the period August 9, 2023 (commencement of operations) to July 31, 2024	For the period August 9, 2023 (commencement of operations) to July 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2023.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian and brokers or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
September 27, 2024

54

STRIVE ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended July 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

STRV	97.28%
STXM(1)	73.09%
STXK	64.62%
STXG	100.00%
STXV	99.27%
STXD	100.00%
DRLL	100.00%
SHOC	100.00%
FTWO(2)	100.00%
STXE	48.35%
STXI(3)	0.00%
STXT(4)	0.00%
BUXX(4)	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended July 31, 2024, were as follows:

STRV	92.74%
STXM(1)	67.19%
STXK	63.54%
STXG	100.00%
STXV	94.74%
STXD	100.00%
DRLL	100.00%
SHOC	100.00%
FTWO(2)	100.00%
STXE	19.00%
STXI(3)	0.00%
STXT(4)	0.00%
BUXX(4)	0.00%

(1) The Fund commenced operations on April 10, 2024.
(2) The Fund commenced operations on August 30, 2023.
(3) The Fund commenced operations on June 25, 2024.
(4) The Fund commenced operations on August 9, 2023.

55

STRIVE ETFs
FEDERAL TAX INFORMATION (UNAUDITED) (CONTINUED)

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the fiscal period ended July 31, 2024, were as follows:

STRV	0.00%
STXM(1)	0.00%
STXK	0.00%
STXG	0.00%
STXV	0.00%
STXD	0.00%
DRLL	0.00%
SHOC	0.00%
FTWO(2)	0.00%
STXE	0.00%
STXI(3)	0.00%
STXT(4)	0.00%
BUXX(4)	0.00%

(1) The Fund commenced operations on April 10, 2024.
(2) The Fund commenced operations on August 30, 2023.
(3) The Fund commenced operations on June 25, 2024.
(4) The Fund commenced operations on August 9, 2023.

56

STRIVE ETFs
FOREIGN TAX CREDIT PASS THROUGH (UNAUDITED)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the fiscal period ended July 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
STXE	$383,887	$0.11	99.85%
STXI	1,079	0.00	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

57

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out. See Note 4 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Initial Approval of Strive Mid-Cap ETF (STXM)
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on March 8-9, 2024 to consider the approval of the Advisory Agreement between the Trust, on behalf of the Strive Mid-Cap ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the Sub-Advisory Agreement between the Adviser and Strive Asset Management, LLC (“Strive” or the “Sub-Adviser”), each for an initial two-year term. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement and Sub-Advisory Agreement. In connection with considering approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including among other things information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the proposed Advisory Agreement and Sub-Advisory Agreement. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Strive’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and Strive’s resources to perform the services provided under the Advisory Agreement and Sub-Advisory Agreement. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis Strive, including its review of Strive’s proxy voting process as it relates to the Fund.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations. The Board did receive and consider the performance of the Bloomberg US 400 Index which is the index the Fund intends to track.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser and Strive, respectively. With respect to the advisory fees and expense ratio for the Fund, the Board also considered the fees and expense ratio versus the fees and expenses charged to other ETFs and mutual funds. The Board also considered the allocation of fees between the Adviser and Strive.

The Board compared the Fund’s gross total expense ratio, net total expense ratio, and management fee against the average gross total expense ratio, average net total expense ratio, and average management fee for ETFs and mutual funds in the Fund’s peer group. The Fund’s gross total expense ratio (0.18%) was higher than the average for ETFs (0.13%) and was lower than the average for mutual funds (0.44%); the Fund’s net total expense ratio (0.18%) was higher than the average for ETFs (0.12%) and was lower than the average for mutual funds (0.41%); and the Fund’s management fee (0.18%) was higher than the average for ETFs (0.12%) and was lower than average for mutual funds (0.21%). The Board considered that the Fund’s fee arrangement in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only. They stated that such a comparison demonstrates the Fund’s overall cost structure is within the range of expense ratios of its respective ETF and mutual fund peers.
The Board considered, among other information, the data provided in a third-party report comparing the Fund’s proposed fees to those of other funds that the third-party deemed to be comparable to the Fund. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive). This data included a comparison of the Fund’s anticipated expense ratio against both ETFs and mutual funds. The Fund’s total expense ratio (for both gross and net) and management fee were in the following quartiles:

Fund	Total Expense Ratio		Net Expense Ratio		Management Fee Only
	ETFs	Mutual Funds	ETFs	Mutual Funds	ETFs	Mutual Funds
STXM	Quartile Three	Quartile Two	Quartile Three	Quartile Two	Quartile Four	Quartile Two
The Board noted that a number of peers under consideration were large and likely enjoyed economies of scale that are not currently available to the Adviser and the Sub-Adviser. With respect to the sub-advisory fee, the Board noted that it was payable solely out of the unitary management fee payable to the Adviser. The Board considered the representations from the Adviser and the Sub-Adviser that neither firm manages any other accounts that follow a similar strategy as the Fund. The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and Strive in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that the Adviser agreed to pay most all the expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program (if applicable), litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as Strive, who serves as the sponsor of the Fund. The Board also considered the Fund’s projected asset totals over the first year of operations, noting that based on the projected asset totals the Adviser and Sub-Adviser will not be profitable as it relates to their respective advisory fee arrangements. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or Strive might derive ancillary benefits from the Fund’s operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement and Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Strive Developed Markets ETF (now known as Strive International Markets ETF) (STXI)
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met virtually on March 27, 2023 to consider the approval of the Advisory Agreement between the Trust, on behalf of the Strive Developed Markets ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the Sub-Advisory between the Adviser and Strive Asset Management, LLC (the “Sub-Adviser”), each for an initial two-year term. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and the Sub-Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement and Sub-Advisory Agreement. In connection with considering approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and the Sub-Adviser, including among other things information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the proposed Advisory Agreement and Sub-Advisory Agreement. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality and Extent of Services. The Board was presented with and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, as well as arranging and overseeing service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Adviser’s personnel, the experience of the portfolio manager in managing assets, particularly given the Fund’s index strategy, and the adequacy of each of the Adviser’s and Sub-Adviser’s resources. In this regard, the Board considered additional investments made by the Adviser in enhancing its services both from a personnel and technology perspective, which are expected to create efficiencies and enhance its overall oversight of the Fund and the Trust. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser, to include the augmented resources mentioned above. The Board also considered that the Sub-Adviser would provide its services to the Fund as a discretionary sub-adviser, and that the Adviser will be responsible for all trading and compliance for the Fund. The Board also considered that the Fund is passive and tracks a third-party index.
Performance. Performance information was not available for the Fund as it had not yet commenced operations.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser and Sub-Adviser, respectively. With respect to the advisory fees and expense ratios for the Fund, the Board also considered the fees and expense ratios versus the fees and expenses charged to other exchange-traded funds and mutual funds. The Board noted that there were several comparable funds available for comparison, with the fees charged within a reasonable range as compared to the peers, although the fees were on the higher end of the spectrum. Nevertheless, the Board noted that certain of the peers under consideration were quite large and likely enjoyed material economies of scale that are not currently available to the Adviser and Sub-Adviser for the Fund. With respect to the sub-advisory fees, the Board noted that they were payable solely out of the unitary management fee payable to the Adviser. With respect to the sub-advisory fees, the Board noted that they were payable solely out of the unitary management fee payable to the Adviser. The Board considered, among other information, the data provided in the third-party fee analyses. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive).

The Board considered the third-party peer group analyses that included comparison of the Fund’s anticipated expense ratio against funds that were both exchanged-traded funds and mutual funds. The Fund’s total expense ratio (for both gross and net) and management fee were in the following quartiles:

Fund	Total Expense Ratio		Net Expense Ratio		Management Fee Only
	ETFs	Mutual Funds	ETFs	Mutual Funds	ETFs	Mutual Funds
Strive Developed Markets ETF	Highest Quartile	2nd Highest Quartile	Highest Quartile	2nd Highest Quartile	Highest Quartile	2nd Highest Quartile
The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by the Adviser with respect to the Fund and estimated data regarding the proposed sub-advisory fee. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser and the Sub-Adviser, as the sponsor of the Fund. They also considered the Fund’s projected asset totals over the first two years of operations.
Other Benefits. The Board further considered the extent to which the Adviser or Sub-Adviser might derive ancillary benefits from the Fund’s operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale prior to the launch of the Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve each of the Advisory Agreement and Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved each of the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement.
Strive 1000 Dividend Growth ETF (STXD), Strive 1000 Growth ETF (STXG), Strive 1000 Value ETF (STXV), Strive 500 ETF (STRV), Strive Emerging Markets Ex-China ETF (STXE), Strive Enhanced Income Short Maturity ETF (BUXX), Strive FAANG 2.0 ETF (FTWO), Strive International Developed Markets ETF (STXI), Strive Small-Cap ETF (STXK), Strive Total Return Bond ETF (STXT), Strive U.S. Energy ETF (DRLL), and Strive U.S. Semiconductor ETF (SHOC)
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on June 7, 2024 to consider the approval of the continuation of the Advisory Agreement between the Trust, on behalf the Strive 500 ETF (“STRV”), the Strive 1000 Dividend Growth ETF (“STXD”), the Strive 1000 Growth ETF (“STXG”), the Strive 1000 Value ETF (“STXV”), the Strive International Developed Markets ETF (“STXI”), the Strive Emerging Markets Ex-China ETF (“STXE”), the Strive Small-Cap ETF (“STXK”), the Strive U.S. Energy ETF (“DRLL”), the Strive U.S. Semiconductor ETF (“SHOC”), the Strive Enhanced Income Short Maturity ETF (“BUXX”), the Strive Total Return Bond ETF (“STXT”), and the Strive FAANG 2.0 ETF (“FTWO”), (each a “Fund” and collectively, the “Funds”), and Empowered Funds, LLC (the “Adviser”), as well as to consider the approval of the continuation of the Sub-Advisory Agreement between the Adviser and Strive Asset Management, LLC (the “Sub-Adviser), each for an additional annual term. In addition, the Board considered the approval of changing the tracking index of the Strive Developed Markets ETF to the Bloomberg Developed Markets ex US

Large & Mid Cap Total Return Index, and related changes including the Fund’s name to the Strive International Markets ETF and investment objective prior to the Fund’s launch.
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the continuation of the Advisory Agreement and Sub-Advisory Agreement. In connection with considering the approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser at this meeting and throughout the year, including among other things information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the Advisory Agreement and Sub-Advisory Agreement. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Funds, as well as arranging service providers for the Funds. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Funds, executing all Fund transactions, monitoring compliance with the Funds’ objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets, and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Advisory Agreement and Sub-Advisory Agreement. They considered the Sub-Adviser’s hiring of an experienced compliance officer and their ongoing use of a consulting firm to provide support and services. The Board further discussed the enhancements to the Sub-Adviser’s compliance program and its willingness to add resources to its compliance, operations and portfolio management teams. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser, including its review of the Sub-Adviser’s proxy voting process as it relates to the Funds. The Board also considered that the Sub-Adviser provides its services to the Funds as a discretionary investment sub-adviser.
Performance. The Board considered the relative performance information for the Funds. The Board utilized performance reports provided to the Board in anticipation of the meeting, as well as performance reports provided at regular Board meetings for the Funds. The Board considered the third-party peer group analysis comparing each Fund’s performance to the performance of other funds that the third-party deemed to be comparable to the respective Fund. It was determined that the Adviser and the Sub-Adviser have consistently managed the Funds’ portfolios in accordance with their stated investment objective and strategies.
For STRV, the Board considered STRV’s performance against its tracking index and its peer group for various periods ended March 31, 2024. The Board noted that STRV performed in line with its tracking index. The Board further noted that STRV underperformed relative to the average total return of its ETF peers by 17 (0.17%) basis points but outperformed its mutual fund peers for the by 22 (0.22%) basis points one-year period ended March 31, 2024. The Board concluded that STRV’s performance was reasonable.
For STXD, the Board considered STXD’s performance against its tracking index and its peer group for various periods ended March 31, 2024. The Board noted that STXD performed in line with its tracking index. The Board further noted that STXD outperformed its ETF and mutual fund peers by 440 (4.40%) and 227 (2.27%) basis points, respectively for the one-year period ended March 31, 2024. The Board concluded that STXD’s performance was reasonable.
For STXG, the Board considered STXG’s performance against its tracking index and its peer group for various periods ended March 31, 2024. The Board noted that STXG performed in line with its tracking index. The Board further noted that STXG outperformed relative to the average total return of its ETF peers and its mutual fund peers by 175 (1.75%) and 354 (3.54%) basis points, respectively, for the one-year period ended March 31, 2024. The Board concluded that STXG’s performance was reasonable.
For the STXV, the Board considered STXV’s performance against its tracking index and its peer group for various periods ended March 31, 2024. The Board noted that STXV’s performance varied from its tracking index, noting that this was the result of the Sub-Adviser using a sampling approach to track the index. The Board further noted that STXV underperformed relative to the average total return of its ETF and mutual fund peers by 25 (0.25%) and 276 (2.76%) basis points, respectively, for the one-year period ended March 31, 2024. The Board concluded that STXV’s performance was reasonable.
For STXI, the Board noted that STXI’s had not begun operations, so it does not have a performance record.
For STXE, the Board considered STXE’s performance against its tracking index and its peer group for various periods ended March 31, 2024. The Board acknowledged STXE’s performance varied from its tracking index, noting the Sub-Adviser’s explanation that it is employing a sampling approach to track the index in order to cut down on transactional costs associated with investing in certain components of the index. The Board further noted that STXE underperformed relative to the average total return of its ETF peers by 50 (0.50%) basis points but outperformed its mutual fund peers by 28 (0.28%) basis points for the one-year period ended March 31, 2024. The Board concluded that STXE’s performance was reasonable.
For STXK, the Board considered STXK’s performance against its tracking index and its peer group for various periods ended March 31, 2024. The Board noted that STXK performed in line with its tracking index. The Board further noted that STXK outperformed relative to the average total return of its ETF peers and its mutual fund peers by 52 (0.52%) and 176 (1.76%) basis points, respectively, for the one-year period ended March 31, 2024. The Board concluded that STXK’s performance was reasonable.
For DRLL, the Board considered DRLL’s performance against its tracking index and its peer group for various periods ended March 31, 2024. The Board acknowledged that DRLL’s performance varied from its tracking index, noting that it was primarily the result of DRLL recently changing its tracking index. The Board further noted that DRLL underperformed relative to the average total return of its ETF peers and its mutual fund peers by 42 (0.42%) and 603 (6.03%) basis points, respectively, for the one-year period ended March 31, 2024. The Board concluded that DRLL’s performance was reasonable.
For SHOC, the Board considered SHOC’s performance against its tracking index and its peer group for various periods ended March 31, 2024. The Board acknowledged that SHOC’s performance varied from its tracking index, noting that it was primarily the result of SHOC recently changing its tracking index. The Board further noted that SHOC outperformed relative to the average total return of its ETF peers and its mutual fund peers by 522 (5.22%) and 1158 (11.58%) basis points, respectively, for the one-year period ended March 31, 2024. The Board concluded that SHOC’s performance was reasonable.
For BUXX, the Board noted that BUXX is an actively managed fund that started operations in August 2023, so it does not have a full year of performance to review. The Board further noted that BUXX’s short-term performance was in line with its benchmark index. The Board concluded that BUXX’s performance was reasonable.
For the Strive Total Return Bond ETF (“STXT”), the Board noted that STXT is an actively managed fund that started operations in August 2023, so it does not have a full year of performance to review. The Board further noted that STXT’s short-term performance was in line with its benchmark index. The Board concluded that STXT’s performance was reasonable.
For the Strive FAANG 2.0 ETF (“FTWO”), the Board noted that FTWO started operations in August 2023, so it does not have a full year of performance to review. The Board further noted that FTWO’s short-term performance was in line with its tracking index. The Board concluded that FTWO’s performance was reasonable.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services being provided by the Adviser and the Sub-Adviser. With respect to the advisory fees and expense ratio for each Fund, the Board also considered the fees and expense ratio versus the fees and expenses charged to other ETFs and mutual funds. The Board also considered the allocation of fees between the Adviser the Sub-Adviser.
The Board considered the third-party peer group analysis that included a comparison of each Fund’s gross total expense ratio, net total expense ratio, and management fee against the average gross total expense ratio, average net total expense ratio, and average management fee for ETFs and mutual funds in the Fund’s respective peer group.
STRV’s gross expense ratio was below the average gross expense ratio of its ETF and mutual fund peers. STRV’s net expense ratio was above the average net expense ratio of its ETF peers but below that of its mutual fund peers. STRV’s management fee was below the average management fee charged by its ETF and mutual fund peers.

STXD’s expense ratios (gross and net fees) were below the average expense ratios (gross and net) of its ETF and mutual fund peers. STXD’s management fee was above the average management fee charged by its ETF peers but below the average management fee charged by its mutual fund peers.
STXG’s gross and net expense ratios were above the average expense ratios (gross and net) of its ETF peers but below that of its mutual fund peers. STXG’s management fee was above the average management fee charged by its ETF peers but below that charged by its mutual fund peers.
STXV’s gross and net expense ratios were above the average expense ratios (gross and net) of its ETF peers but below that of its mutual fund peers. STXV’s management fee was above the average management fee charged by its ETF peers but below that charged by its mutual fund peers.
STXI’s gross and net expense ratios were above the average expense ratios (gross and net) of its ETF peers but below that of its mutual fund peers. STXI’s management fee was above the average management fee charged by its ETF peers but below that charged by its mutual fund peers.
STXE’s expense ratios (gross and net fees) were below the average expense ratios (gross and net) of its ETF and mutual fund peers. STXE’s management fee was below the average management fee charged by its ETF peers and its mutual fund peers.
STXK’s gross and net expense ratios were above the average expense ratios (gross and net) of its ETF peers but below that of its mutual fund peers. STXK’s management fee was above the average management fee charged by its ETF peers but below that charged by its mutual fund peers.
DRLL’s gross and net expense ratios were above the average expense ratios (gross and net) of its ETF peers but below that of its mutual fund peers. DRLL’s management fee was above the average management fee charged by its ETF peers but below that charged by its mutual fund peers.
SHOC’s gross and net expense ratios were above the average expense ratios (gross and net) of its ETF peers but below that of its mutual fund peers. SHOC’s management fee was above the average management fee charged by its ETF peers but below that charged by its mutual fund peers.
BUXX’s gross and net expense ratios were above the average expense ratios (gross and net) of its ETF peers but below that of its mutual fund peers. BUXX’s management fee was above the average management fee charged by its ETF peers but below that charged by its mutual fund peers.
STXT’s gross and net expense ratios were above the average expense ratios (gross and net) of its ETF peers but below that of its mutual fund peers. STXT’s management fee was above the average management fee charged by its ETF peers and mutual fund peers.
FTWO’s expense ratios (gross and net fees) were below the average expense ratios (gross and net) of its ETF and mutual fund peers. FTWO’s management fee was below the average management fee charged by its ETF peers and its mutual fund peers.
The Board considered, among other information, the data provided in the third-party report comparing the Fund’s fees to those of other funds that the third-party deemed to be comparable to the Fund. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive). This data included a comparison of the Fund’s expense ratio against both ETFs and mutual funds. The Fund’s total expense ratio (for both gross and net) and management fee were in the following quartiles:

Fund	Total Expense Ratio		Net Expense Ratio		Management Fee Only
	ETFs	Mutual Funds	ETFs	Mutual Funds	ETFs	Mutual Funds
STRV	Quartile 3	Quartile 2	Quartile 4	Quartile 2	Quartile 4	Quartile 2
STXD	Quartile 2	Quartile 1	Quartile 2	Quartile 1	Quartile 3	Quartile 1
STXG	Quartile 3	Quartile 1	Quartile 3	Quartile 1	Quartile 3	Quartile 1
STXV	Quartile 3	Quartile 1	Quartile 3	Quartile 1	Quartile 3	Quartile 1
STXI	Quartile 4	Quartile 2	Quartile 4	Quartile 2	Quartile 4	Quartile 3
STXE	Quartile 1	Quartile 1	Quartile 2	Quartile 1	Quartile 1	Quartile 1

STXK	Quartile 3	Quartile 1	Quartile 3	Quartile 1	Quartile 3	Quartile 2
DRLL	Quartile 4	Quartile 1	Quartile 4	Quartile 1	Quartile 4	Quartile 1
SHOC	Quartile 3	Quartile 1	Quartile 3	Quartile 1	Quartile 3	Quartile 1
BUXX	Quartile 4	Quartile 1	Quartile 4	Quartile 2	Quartile 4	Quartile 3
STXT	Quartile 3	Quartile 2	Quartile 4	Quartile 2	Quartile 3	Quartile 4
FTWO	Quartile 2	Quartile 1	Quartile 2	Quartile 1	Quartile 2	Quartile 1
With respect to the sub-advisory fee, the Board noted that it was payable solely out of the unitary management fee payable to the Adviser. The Board considered the representations from the Adviser and the Sub-Adviser that neither firm manages any other accounts that follow a similar strategy to the Fund. The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed the profit and loss information provided by the Adviser with respect to the Fund, noting that STXE, DRLL, SHOC and STXT are profitable to the Adviser at this time while the remaining Funds are not. The Board also reviewed the same type of information provided by the Sub-Adviser that showed it was not profitable at this time. They also considered the information provided by the Sub-Adviser that provided an estimate of profitability (or lack of) for each Fund over the next two years. The Sub-Adviser estimated that only DRLL would be profitable to the Sub-Adviser in year two of the estimate. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Funds for an additional annual period. The Board also reviewed the costs associated with the personnel, systems, and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Funds the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that the Adviser agreed to pay all expenses incurred by the Funds except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with a Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, who serves as the sponsor of the Funds.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Funds’ operations. For example, the Adviser may engage in soft dollar transactions in the future, although it does not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Funds and other series in the Trust.
Economies of Scale. The Board also considered whether economies of scale would be realized by each Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given each Fund’s current assets.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement and Sub-Advisory Agreement for an additional annual term; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Funds. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Michael D. Barolsky
Michael D. Barolsky, President (principal executive officer)

Date:	October 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael D. Barolsky
Michael D. Barolsky, President (principal executive officer)

Date:	October 4, 2024

By (Signature and Title)	/s/ Sean Hegarty
Sean Hegarty, Treasurer (principal financial officer)

Date:	October 4, 2024